                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-7822
                                    -------------------------------------------

                       AMERICAN CENTURY INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         WILLIAM M. LYONS, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:         03-31
                         -------------------------------------------------------

Date of reporting period:        09-30-2006
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

AMERICAN CENTURY INVESTMENTS

Semiannual Report
September 30, 2006

[photo of fall trees]

Prime Money Market Fund

[american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

We are pleased to provide you with the semiannual report for the American
Century Prime Money Market Fund for the six months ended September 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our website, americancentury.com, where we post quarterly portfolio commentaries, the views of senior investment officers and analysts, and other communications about investments, portfolio strategy, personal finance, and the markets.

In its most recent rankings, Dalbar -- which issues customer satisfaction ratings and rankings based on website functionality -- ranked
americancentury.com fourth out of the sites provided by the top 25 fund companies that it believes lead the industry in web-based technology. Our website earned an "Excellent" rating, Dalbar's highest designation.

For most of 2006, our website has linked visitors to information explaining our strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). This campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count. To learn more about the collaboration and the LAF, please visit americancentury.com or www.lanceface.com on the Web and click on the links to related sites.

With the approach of year end and the 2006 tax season, you can also find out more about December fund distributions and tax information via a link from our website. We've posted December distribution estimates for over 50 funds, answers to frequent distribution questions, and online descriptions of all of the tax information we provide to investors.

If you haven't visited americancentury.com yet, we encourage you to do so . . .
it's there to serve you. And so are we. As always, we deeply appreciate your commitment to American Century Investments.

Market Perspective  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   U.S. Fixed-Income Total Returns  . . . . . . . . . . . . . . . . . . . . 2

PRIME MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of David MacEwen]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

A TALE OF TWO QUARTERS

The second and third quarters of 2006 were very different in terms of inflation and interest rate expectations and market performance. In the second quarter, as core inflation rates remained above the Federal Reserve's 1-2% "comfort zone"
and threatened to go higher, investors feared the Fed would keep raising interest rates and tip the economy into recession. Uncertainty about how far the
Fed would go, and how successful it would be in containing inflation, created a defensive attitude in financial markets that resulted in disappointing returns for broad stock and bond indices.

A FED PAUSE REFRESHED THE MARKETS

But in the third quarter, a 15% drop in oil prices helped take the heat off inflation pressures, and cut business and consumer costs. Weakness in the housing market--though hard on many homeowners--turned into a positive factor for the markets. As home sales and prices declined, the Fed stopped its interest rate tightening campaign, stepping back to assess the economy's reaction to previous rate hikes. This combination of falling energy prices and relief from rising interest rates helped broad U.S. stock and bond markets rebound from second-quarter losses to post some of their biggest quarterly gains this decade.

LONG-DURATION AND CORPORATE SECURITIES OUTPERFORMED

The bond market especially welcomed a gloomy housing-market forecast, speculating that it would reduce economic growth, inflation, and interest rates.
This rekindled demand for longer-term fixed-income securities. As a result, the
Treasury yield curve fell for the six months and "inverted", as the two-year yield (4.69%) remained higher than the 10-year yield (4.63%), and both fell well below the Fed's 5.25% overnight interest rate target. Mirroring the stock market's rally, the corporate sectors led the broad taxable market.

U.S. FIXED-INCOME TOTAL RETURNS

For the six months ended September 30, 2006*
--------------------------------------------------------------------------------
TREASURY SECURITIES
--------------------------------------------------------------------------------
3-month T-Bill                                                2.51%
--------------------------------------------------------------------------------
2-year T-Note                                                 2.53%
--------------------------------------------------------------------------------
5-year T-Note                                                 3.20%
--------------------------------------------------------------------------------
10-year T-Note                                                3.83%
--------------------------------------------------------------------------------
30-year T-Bond                                                4.64%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. BOND MARKET INDICES
--------------------------------------------------------------------------------
Corporate High-Yield                                          4.33%
--------------------------------------------------------------------------------
Corporate Investment-Grade                                    4.12%
--------------------------------------------------------------------------------
Aggregate (multi-sector)                                      3.73%
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                    3.64%
--------------------------------------------------------------------------------
Treasury                                                      3.61%
--------------------------------------------------------------------------------
Agency                                                        3.45%
--------------------------------------------------------------------------------
*Total returns for periods less than one year are not annualized.

------
2

Prime Money Market - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                                   --------------------------------
                                                       AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------------------
                                                                             SINCE      INCEPTION
                       6 MONTHS(1)    1 YEAR      5 YEARS    10 YEARS      INCEPTION       DATE
-------------------------------------------------------------------------------------------------
INVESTOR CLASS(2)        2.34%         4.28%       1.90%       3.51%        3.85%        11/17/93
-------------------------------------------------------------------------------------------------
90-DAY U.S.
TREASURY BILL INDEX      2.34%         4.38%       2.20%       3.59%        3.89%(3)        --
-------------------------------------------------------------------------------------------------
LIPPER MONEY MARKET
INSTRUMENT FUNDS
AVERAGE RETURN(4)        2.13%         3.83%       1.59%       3.25%        3.61%(3)        --
-------------------------------------------------------------------------------------------------
Fund's Lipper Ranking
among Money Market
Instrument Funds(4)     59 of 357    53 of 355   59 of 294   44 of 186   27 of 131(3)       --
-------------------------------------------------------------------------------------------------
Advisor Class(2)         2.22%         4.02%       1.65%         --         2.86%         8/28/98
-------------------------------------------------------------------------------------------------
A Class(2)                                                                                1/31/03
   No sales charge*      2.22%         4.04%         --          --         1.83%
   With sales charge*    1.22%         4.04%         --          --         1.83%
-------------------------------------------------------------------------------------------------
B Class(2)                                                                                1/31/03
   No sales charge*      1.84%         3.25%         --          --         1.30%
   With sales charge*   -3.16%        -0.75%         --          --         0.50%
-------------------------------------------------------------------------------------------------
C Class(2)                                                                                 5/7/02
   No sales charge*      1.97%         3.52%         --          --         1.25%
   With sales charge*    1.22%         3.52%         --          --         1.25%
-------------------------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (Please see the Share Class Information page for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Class returns would have been lower if American Century had not voluntarily waived a portion of its management fees or its distribution and service fees, as applicable.

(3) Since 11/30/93, the date nearest the Investor Class's inception for which data are available.

(4) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                                    (continued)

------
3

Prime Money Market - Performance

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
A-1+                                         71%                   63%
--------------------------------------------------------------------------------
A-1                                          29%                   37%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

YIELDS AND WEIGHTED AVERAGE MATURITY
--------------------------------------------------------------------------------
7-DAY CURRENT YIELD AS OF SEPTEMBER 30, 2006*
--------------------------------------------------------------------------------
Investor Class                                         4.86%
--------------------------------------------------------------------------------
Advisor Class                                          4.61%
--------------------------------------------------------------------------------
A Class                                                4.61%
--------------------------------------------------------------------------------
B Class                                                3.86%
--------------------------------------------------------------------------------
C Class                                                4.11%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2006*
--------------------------------------------------------------------------------
Investor Class                                         4.97%
--------------------------------------------------------------------------------
Advisor Class                                          4.71%
--------------------------------------------------------------------------------
A Class                                                4.72%
--------------------------------------------------------------------------------
B Class                                                3.93%
--------------------------------------------------------------------------------
C Class                                                4.19%
--------------------------------------------------------------------------------
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   51 days               41 days
--------------------------------------------------------------------------------
*The yields presented reflect the waiver of a portion of the fund's management fees. Without such waiver, the 30-day yields would have been lower.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
1--30 days                                   49%                   56%
--------------------------------------------------------------------------------
31--90 days                                  35%                   34%
--------------------------------------------------------------------------------
91--180 days                                 13%                    7%
--------------------------------------------------------------------------------
More than 180 days                            3%                    3%
--------------------------------------------------------------------------------
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
4

Prime Money Market - Portfolio Commentary

PORTFOLIO MANAGERS: DENISE LATCHFORD AND STEVEN PERMUT

PERFORMANCE SUMMARY

Prime Money Market returned 2.34%* for the six months ended September 30, 2006, outperforming the 2.13% average return of the 357 funds in Lipper Inc.'s money market funds category. The fund's six-month return ranked in the top 17% of the
Lipper category, and its longer-term performance rankings were similarly strong
(see page 3).

HIGHER BUT MORE STABLE MONEY MARKET RATES

Money market rates continued to rise over the past six months. Responding to higher-than-expected inflation figures, the Federal Reserve raised short-term interest rates in May and June, boosting the federal funds rate to 5.25%, a level not seen since March 2001. The three-month Treasury bill yield--a common benchmark for money market rates--tracked the Fed rate hikes, rising from 4.6%
to just over 5% by the end of June.

However, after 17 consecutive rate increases between June 2004 and June 2006, the Fed chose to keep short-term interest rates steady at its policy meetings in
August and September. The Fed made note of slowing economic activity and expectations of moderating inflation, borne out by a decline in energy and commodity prices. With the Fed on hold, money market rates stabilized and trended slightly lower; the three-month Treasury bill yield ended the period at
4.9%.

PORTFOLIO STRATEGY

Prime Money Market's seven-day current yield increased from 4.22% to 4.86%
during the six-month period. For most of the period, we maintained a relatively short average maturity of 40 to 45 days, which allowed the fund's yield to reflect higher rates more quickly. However, we extended the average maturity out to more than 50 days in September, when it became clear the Fed was taking a prolonged hiatus from raising interest rates.

Sector weightings in the portfolio changed very little during the period. We continued to invest a little more than half of the portfolio in commercial paper, while modestly increasing our position in floating-rate corporate notes.
The yields of these floating-rate notes are tied to rate indexes that are typically higher than prevailing commercial paper yields, making the floating-rate notes attractive even in a stable-to-declining interest rate environment.

LOOKING AHEAD

Based on historical averages, the Fed typically begins cutting short-term rates about nine months after its final rate hike; the question is whether the Fed's latest rate hike in June was the final one in the cycle. Economic and inflation data in the coming months will provide some clues, and we believe money market rates will remain relatively stable in the meantime.

Keep in mind that a money market fund like Prime Money Market can help preserve capital and add stability to a diversified portfolio in any market environment.

*All fund returns, rankings and yields referenced in this commentary are for
 Investor Class shares. Total returns for periods less than one year are not annualized.

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical

(continued)

------
6

Shareholder Fee Example (Unaudited)

examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
                                                                     EXPENSES PAID
                                    BEGINNING         ENDING       DURING PERIOD(1)   ANNUALIZED
                                   ACCOUNT VALUE   ACCOUNT VALUE       4/1/06 -         EXPENSE
                                      4/1/06          9/30/06           9/30/06        RATIO(1)
-------------------------------------------------------------------------------------------------
PRIME MONEY MARKET SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------------
ACTUAL
-------------------------------------------------------------------------------------------------
Investor Class (after waiver)(2)      $1,000        $1,023.40            $2.79          0.55%
-------------------------------------------------------------------------------------------------
Investor Class (before waiver)        $1,000        $1,023.40(3)         $2.99          0.59%
-------------------------------------------------------------------------------------------------
Advisor Class (after waiver)(2)       $1,000        $1,022.20            $4.06          0.80%
-------------------------------------------------------------------------------------------------
Advisor Class (before waiver)         $1,000        $1,022.20(3)         $4.26          0.84%
-------------------------------------------------------------------------------------------------
A Class (after waiver)(2)             $1,000        $1,022.20            $4.06          0.80%
-------------------------------------------------------------------------------------------------
A Class (before waiver)               $1,000        $1,022.20(3)         $4.26          0.84%
-------------------------------------------------------------------------------------------------
B Class (after waiver)(2)             $1,000        $1,018.40            $7.84          1.55%
-------------------------------------------------------------------------------------------------
B Class (before waiver)               $1,000        $1,018.40(3)         $8.05          1.59%
-------------------------------------------------------------------------------------------------
C Class (after waiver)(2)             $1,000        $1,019.70            $6.58          1.30%
-------------------------------------------------------------------------------------------------
C Class (before waiver)               $1,000        $1,019.70(3)         $6.78          1.34%
-------------------------------------------------------------------------------------------------
HYPOTHETICAL
-------------------------------------------------------------------------------------------------
Investor Class (after waiver)(2)      $1,000        $1,022.31            $2.79          0.55%
-------------------------------------------------------------------------------------------------
Investor Class (before waiver)        $1,000        $1,022.11            $2.99          0.59%
-------------------------------------------------------------------------------------------------
Advisor Class (after waiver)(2)       $1,000        $1,021.06            $4.05          0.80%
-------------------------------------------------------------------------------------------------
Advisor Class (before waiver)         $1,000        $1,020.86            $4.26          0.84%
-------------------------------------------------------------------------------------------------
A Class (after waiver)(2)             $1,000        $1,021.06            $4.05          0.80%
-------------------------------------------------------------------------------------------------
A Class (before waiver)               $1,000        $1,020.86            $4.26          0.84%
-------------------------------------------------------------------------------------------------
B Class (after waiver)(2)             $1,000        $1,017.30            $7.84          1.55%
-------------------------------------------------------------------------------------------------
B Class (before waiver)               $1,000        $1,017.10            $8.04          1.59%
-------------------------------------------------------------------------------------------------
C Class (after waiver)(2)             $1,000        $1,018.55            $6.58          1.30%
-------------------------------------------------------------------------------------------------
C Class (before waiver)               $1,000        $1,018.35            $6.78          1.34%
-------------------------------------------------------------------------------------------------
(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the six months ended September 30, 2006, the class received a partial waiver of its management fees.

(3) Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

------
7

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) -- 51.7%
--------------------------------------------------------------------------------
      $11,500,000  Allied Irish Banks N.A.,
                   5.32%, 10/23/06
                   (Acquired 8/4/06,
                   Cost $11,364,044)(2)                          $   11,462,612
--------------------------------------------------------------------------------
          576,000  American Family Financial
                   Services, 5.40%, 11/22/06                            571,507
--------------------------------------------------------------------------------
       12,000,000  American Family Financial
                   Services, 5.39%, 12/11/06                         11,872,437
--------------------------------------------------------------------------------
       35,000,000  Amstel Funding Corp., 5.23%,
                   1/26/07 (Acquired 9/25/06,
                   Cost $34,380,257)(2)                              34,405,656
--------------------------------------------------------------------------------
       30,000,000  Amstel Funding Corp., 5.27%,
                   2/21/07 (Acquired 8/23/06,
                   Cost $29,209,500)(2)                              29,371,992
--------------------------------------------------------------------------------
       22,600,000  ANZ Inc., 5.04%, 10/19/06                         22,543,048
--------------------------------------------------------------------------------
       30,000,000  Calyon North America Inc.,
                   5.25%, 10/4/06                                    29,986,887
--------------------------------------------------------------------------------
       30,000,000  Calyon North America Inc.,
                   5.41%, 10/19/06                                   29,918,850
--------------------------------------------------------------------------------
       18,500,000  Canadian Imperial Holdings,
                   5.25%, 12/11/06                                   18,308,448
--------------------------------------------------------------------------------
       12,000,000  Cedar Springs Capital Co.,
                   5.40%, 10/12/06 (Acquired
                   7/14/06, Cost $11,838,000)(2)                     11,980,200
--------------------------------------------------------------------------------
       12,000,000  Cedar Springs Capital Co.,
                   5.31%, 11/17/06
                   (Acquired 8/14/06,
                   Cost $11,831,850)(2)                              11,916,810
--------------------------------------------------------------------------------
       10,000,000  Cedar Springs Capital Co.,
                   5.28%, 12/12/06 (Acquired
                   9/12/06, Cost $9,866,660)(2)                       9,894,500
--------------------------------------------------------------------------------
       30,000,000  Cedar Springs Capital Co.,
                   5.24%, 3/12/07 (Acquired
                   9/13/06, Cost $29,214,000)(2)                     29,292,600
--------------------------------------------------------------------------------
       50,000,000  CRC Funding LLC, 5.26%,
                   12/15/06 (Acquired 9/18/06,
                   Cost $49,357,111)(2)                              49,452,083
--------------------------------------------------------------------------------
       35,000,000  Crown Point Capital Co.,
                   5.37%, 10/5/06 (Acquired
                   8/3/06, Cost $34,671,088)(2)                      34,979,116
--------------------------------------------------------------------------------
        7,203,000  Crown Point Capital Co.,
                   5.27%, 10/20/06 (Acquired
                   9/12/06, Cost $7,162,931)(2)                       7,182,966
--------------------------------------------------------------------------------
       22,008,000  Crown Point Capital Co.,
                   5.32%, 11/6/06 (Acquired
                   8/7/06, Cost $21,712,041)(2)                      21,890,917
--------------------------------------------------------------------------------
       19,900,000  Danske Corporation, 5.25%,
                   12/8/06 (Acquired 9/19/06,
                   Cost $19,667,833)(2)                              19,702,658
--------------------------------------------------------------------------------
        7,850,000  Danske Corporation, 5.26%,
                   1/18/07 (Acquired 9/15/06,
                   Cost $7,706,765)(2)                                7,725,099
--------------------------------------------------------------------------------
       15,880,000  Danske Corporation, 5.24%,
                   2/1/07 (Acquired 9/1/06,
                   Cost $15,526,352)(2)                              15,595,695
--------------------------------------------------------------------------------
       40,000,000  Depfa Bank plc, 5.25%,
                   12/1/06 (Acquired 9/1/06 -
                   9/5/06, Cost $39,475,813)(2)                      39,643,929
--------------------------------------------------------------------------------
Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $13,000,000  Dexia Delaware LLC,
                   5.27%, 10/10/06                               $   12,982,889
--------------------------------------------------------------------------------
       13,958,000  Emerald Notes of the MBNA,
                   5.38%, 10/3/06 (Acquired
                   7/21/06, Cost $13,803,640)(2)                     13,953,828
--------------------------------------------------------------------------------
       17,000,000  Emerald Notes of the MBNA,
                   5.40%, 10/3/06 (Acquired
                   7/20/06, Cost $16,808,750)(2)                     16,994,900
--------------------------------------------------------------------------------
        7,000,000  Emerald Notes of the MBNA,
                   5.41%, 10/10/06 (Acquired
                   7/7/06, Cost $6,900,065)(2)                        6,990,532
--------------------------------------------------------------------------------
        6,000,000  Emerald Notes of the MBNA,
                   5.31%, 11/16/06 (Acquired
                   8/11/06, Cost $5,914,155)(2)                       5,959,290
--------------------------------------------------------------------------------
       11,000,000  Emerald Notes of the MBNA,
                   5.29%, 11/21/06 (Acquired
                   8/18/06, Cost $10,846,588)(2)                     10,917,642
--------------------------------------------------------------------------------
        7,005,000  Govco Incorporated, 5.32%,
                   10/10/06 (Acquired 8/7/06,
                   Cost $6,938,748)(2)                                6,995,683
--------------------------------------------------------------------------------
       28,000,000  Govco Incorporated, 5.27%,
                   10/16/06 (Acquired 8/23/06,
                   Cost $27,778,660)(2)                              27,938,517
--------------------------------------------------------------------------------
       17,000,000  Govco Incorporated, 5.27%,
                   12/18/06 (Acquired 9/18/06,
                   Cost $16,773,536)(2)                              16,805,888
--------------------------------------------------------------------------------
       28,000,000  HBOS Treasury Services plc,
                   5.36%, 11/3/06                                    27,862,427
--------------------------------------------------------------------------------
       32,500,000  ING (U.S.) Funding LLC,
                   5.25%, 12/8/06                                    32,177,708
--------------------------------------------------------------------------------
       30,000,000  IXIS, 5.30%, 11/6/06
                   (Acquired 8/7/06,
                   Cost $29,598,083)(2)                              29,841,000
--------------------------------------------------------------------------------
       34,000,000  IXIS, 5.24%, 1/26/07
                   (Acquired 9/7/06,
                   Cost $33,302,207)(2)                              33,420,980
--------------------------------------------------------------------------------
       25,000,000  Legacy Capital LLC, 5.40%,
                   10/16/06 (Acquired 7/19/06,
                   Cost $24,666,250)(2)                              24,943,750
--------------------------------------------------------------------------------
       10,135,000  Legacy Capital LLC, 5.26%,
                   12/4/06 (Acquired 9/5/06,
                   Cost $10,001,725)(2)                              10,040,227
--------------------------------------------------------------------------------
       29,000,000  Legacy Capital LLC, 5.26%,
                   2/23/07 (Acquired 8/23/06,
                   Cost $28,220,351)(2)                              28,385,603
--------------------------------------------------------------------------------
       16,000,000  Lexington Parker Capital,
                   5.36%, 10/18/06 (Acquired
                   7/28/06, Cost $15,804,658)(2)                     15,959,502
--------------------------------------------------------------------------------
       23,000,000  Lexington Parker Capital,
                   5.28%, 11/6/06 (Acquired
                   8/9/06, Cost $22,699,773)(2)                      22,878,560
--------------------------------------------------------------------------------
       20,000,000  Lexington Parker Capital,
                   5.26%, 1/8/07 (Acquired
                   9/7/06, Cost $19,640,908)(2)                      19,710,975
--------------------------------------------------------------------------------
        3,110,000  Lexington Parker Capital,
                   5.25%, 2/16/07 (Acquired
                   9/15/06, Cost $3,040,155)(2)                       3,047,411
--------------------------------------------------------------------------------
        8,062,000  Nieuw Amsterdam Rec,
                   5.375%, 10/2/06 (Acquired
                   9/29/06, Cost $8,058,389)(2)                       8,060,796
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                   (continued)

------
8

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $ 6,000,000  Nieuw Amsterdam Rec,
                   5.27%, 10/12/06 (Acquired
                   9/8/06, Cost $5,970,137)(2)                   $    5,990,338
--------------------------------------------------------------------------------
       26,000,000  Nieuw Amsterdam Rec,
                   5.38%, 10/23/06 (Acquired
                   7/24/06, Cost $25,646,414)(2)                     25,914,518
--------------------------------------------------------------------------------
       19,525,000  Nieuw Amsterdam Rec,
                   5.27%, 10/26/06 (Acquired
                   9/22/06, Cost $19,427,820)(2)                     19,453,544
--------------------------------------------------------------------------------
       19,200,000  Paradigm Funding LLC,
                   5.26%, 10/23/06 (Acquired
                   9/22/06, Cost $19,113,035)(2)                     19,138,283
--------------------------------------------------------------------------------
       10,000,000  Paradigm Funding LLC,
                   5.20%, 2/26/07 (Acquired
                   9/25/06, Cost $9,777,556)(2)                       9,786,222
--------------------------------------------------------------------------------
       10,163,000  Ranger Funding Co. LLC,
                   5.27%, 11/9/06 (Acquired
                   9/28/06, Cost $10,100,514)(2)                     10,104,978
--------------------------------------------------------------------------------
       35,000,000  Societe Generale, 5.31%,
                   11/7/06                                           34,809,167
--------------------------------------------------------------------------------
        8,000,000  Spintab AB, 5.37%,
                   11/3/06                                            7,960,657
--------------------------------------------------------------------------------
        5,550,000  Spintab AB, 5.30%,
                   11/13/06                                           5,514,865
--------------------------------------------------------------------------------
        8,500,000  Spintab AB, 5.27%,
                   11/27/06                                           8,429,075
--------------------------------------------------------------------------------
       35,000,000  Spintab AB, 5.25%,
                   12/19/06                                          34,596,771
--------------------------------------------------------------------------------
       47,000,000  Stadshypotek Deleware, Inc.,
                   5.27%, 10/16/06 (Acquired
                   8/15/06 - 8/17/06, Cost
                   $46,584,536)(2)                                   46,896,867
--------------------------------------------------------------------------------
       14,000,000  Stadshypotek Deleware, Inc.,
                   5.26%, 11/27/06 (Acquired
                   8/31/06, Cost $13,819,991)(2)                     13,883,403
--------------------------------------------------------------------------------
       23,000,000  Thunder Bay Funding LLC,
                   5.39%, 10/16/06 (Acquired
                   7/18/06, Cost $22,690,075)(2)                     22,948,346
--------------------------------------------------------------------------------
       50,000,000  Toyota Motor Credit Corp.,
                   5.25%, 11/20/06                                   49,635,417
--------------------------------------------------------------------------------
       15,000,000  Variable Funding Capital Co.
                   LLC, VRN, 5.28%, 10/12/06,
                   resets monthly off the  1-month
                   LIBOR minus  0.05% with no caps
                   (Acquired 8/9/06,
                   Cost $15,000,000)(2)                              15,000,000
--------------------------------------------------------------------------------
        6,000,000  Variable Funding Corp.,
                   5.36%, 10/2/06 (Acquired
                   9/29/06, Cost $5,997,320)(2)                       5,999,107
--------------------------------------------------------------------------------
        6,396,000  Windmill Funding Corp.,
                   5.37%, 10/2/06 (Acquired
                   9/29/06, Cost $6,393,138)(2)                       6,395,046
--------------------------------------------------------------------------------
       20,000,000  Windmill Funding Corp.,
                   5.27%, 11/9/06 (Acquired
                   9/28/06, Cost $19,877,033)(2)                     19,885,817
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                            1,185,908,539
--------------------------------------------------------------------------------
Principal Amount                                                        Value
--------------------------------------------------------------------------------
CORPORATE BONDS -- 20.5%
--------------------------------------------------------------------------------
      $ 3,260,000  A&M Hospital Convention
                   Center, VRN, 5.37%,
                   10/5/06 (LOC: Columbus
                   Bank & Trust)                                 $    3,260,000
--------------------------------------------------------------------------------
        1,285,000  A&M Hospitalities LLC,
                   VRN, 5.37%, 10/5/06 (LOC:
                   Columbus Bank & Trust)                             1,285,000
--------------------------------------------------------------------------------
        5,600,000  AIK Partners LLC, VRN,
                   5.32%, 10/5/06 (LOC:
                   Wachovia Bank N.A.)                                5,600,000
--------------------------------------------------------------------------------
       25,000,000  American Honda Finance
                   Corp., VRN, 5.66%, 10/6/06,
                   resets quarterly off the
                   3-month LIBOR plus 0.17%
                   with no caps (Acquired
                   4/6/06, Cost $25,025,000)(2)                      25,000,700
--------------------------------------------------------------------------------
       30,000,000  Bank of America N.A.,
                   VRN, 5.36%, 11/24/06,
                   resets quarterly off the
                   3-month LIBOR minus
                   0.05% with no caps                                30,000,000
--------------------------------------------------------------------------------
       13,450,000  Berkshire Hathaway Finance
                   Corp., 3.40%, 7/2/07                              13,236,864
--------------------------------------------------------------------------------
        5,775,000  Capital Markets Access Co.
                   LLC, VRN, 5.38%, 10/5/06                           5,775,000
--------------------------------------------------------------------------------
        1,950,000  Capital Markets Access Co.
                   LLC, VRN, 5.38%, 10/5/06                           1,950,000
--------------------------------------------------------------------------------
          930,000  Capital Markets Access Co.
                   LLC, VRN, 5.38%, 10/5/06                             930,000
--------------------------------------------------------------------------------
        4,410,000  Chaffee Point Hospitalities
                   LLC, VRN, 5.37%,
                   10/5/06 (LOC: Columbus
                   Bank & Trust)                                      4,410,000
--------------------------------------------------------------------------------
       11,605,000  Cityscape SCP LLC, VRN,
                   5.33%, 10/5/06 (LOC:
                   Columbus Bank & Trust)                            11,605,000
--------------------------------------------------------------------------------
        2,400,000  Coastal Area Stores Inc./
                   Tattnall Foods Inc., VRN,
                   5.37%, 10/5/06 (LOC:
                   Columbus Bank & Trust)                             2,400,000
--------------------------------------------------------------------------------
        3,550,000  Colorado Natural Gas Inc.,
                   VRN, 5.38%, 10/5/06
                   (LOC: Harris Trust &
                   Savings Bank)                                      3,550,000
--------------------------------------------------------------------------------
        4,025,000  Colorado Natural Gas Inc.,
                   VRN, 5.38%, 10/5/06                                4,025,000
--------------------------------------------------------------------------------
        5,170,000  Dormitory Partnership
                   Phase I, VRN, 5.37%,
                   10/5/06 (LOC: Allied Irish
                   Bank plc)                                          5,170,000
--------------------------------------------------------------------------------
        8,245,000  Fiore Capital LLC, VRN,
                   5.32%, 10/5/06                                     8,245,000
--------------------------------------------------------------------------------
       22,000,000  Florida Hurricane
                   Catastrophe Fund, Series
                   2006 B, VRN, 5.34%,  10/16/06,
                   resets monthly  off the 1-month LIBOR
                   plus 0.01% with no caps                           22,000,000
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                   (continued)

------
9

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $ 2,000,000  Freehold Young Men's
                   Christian Association
                   (The), VRN, 5.33%, 10/5/06
                   (LOC: Wachovia Bank N.A.)                     $    2,000,000
--------------------------------------------------------------------------------
        5,000,000  General Electric Capital
                   Corp., VRN, 5.39%, 12/8/06,
                   resets quarterly off the
                   3-month LIBOR with no caps                         5,000,470
--------------------------------------------------------------------------------
       21,000,000  Gwinnett Instructional LLC,
                   VRN, 5.33%, 10/5/06 (LOC:
                   Allied Irish Bank plc)                            21,000,000
--------------------------------------------------------------------------------
       25,000,000  HBOS Treasury Services plc,
                   VRN, 5.58%, 10/12/06,
                   resets quarterly off the
                   3-month LIBOR plus 0.08%
                   with no caps (Acquired
                   1/12/06, Cost $25,030,000)(2)                     25,008,466
--------------------------------------------------------------------------------
        5,990,000  Herman & Kittle Capital LLC,
                   VRN, 5.37%, 10/5/06
                   (LOC: FHLB)                                        5,990,000
--------------------------------------------------------------------------------
        1,520,000  Herman & Kittle Capital LLC,
                   VRN, 5.37%, 10/5/06
                   (LOC: FHLB)                                        1,520,000
--------------------------------------------------------------------------------
       23,655,000  KMS Fed Ex L.P., VRN,
                   5.50%, 10/2/06 (LOC:
                   Union Bank of California)                         23,655,000
--------------------------------------------------------------------------------
        6,250,000  McMurry Residence
                   Partnership I Ltd., VRN,
                   5.37%, 10/5/06 (LOC:
                   Wells Fargo Bank N.A. )                            6,250,000
--------------------------------------------------------------------------------
        7,100,000  Mullenix-St Charles
                   Properties LP, VRN, 5.33%,
                   10/5/06 (LOC: ABN
                   AMRO Bank N.V.)                                    7,100,000
--------------------------------------------------------------------------------
        5,500,000  Oklahoma Christian
                   University Inc., VRN, 5.37%,
                   10/5/06 (LOC: FHLB)                                5,500,000
--------------------------------------------------------------------------------
       10,530,000  OSS Realty Co., VRN,
                   5.40%, 10/5/06 (LOC:
                   SunTrust Bank)                                    10,530,000
--------------------------------------------------------------------------------
        5,450,000  Roman Catholic Bishop of
                   San Jose, VRN, 5.32%,
                   10/5/06 (LOC: Allied
                   Irish Bank plc)                                    5,450,000
--------------------------------------------------------------------------------
        7,500,000  Salvation Army, Series
                   2003, VRN, 5.33%, 10/5/06
                   (LOC: Bank of New York)                            7,500,000
--------------------------------------------------------------------------------
        8,000,000  Salvation Army, Series
                   2004 A, VRN, 5.33%, 10/5/06
                   (LOC: Bank of New York)                            8,000,000
--------------------------------------------------------------------------------
       16,300,000  Signal International LLC/
                   Signal International L.P.,
                   VRN, 5.33%, 10/5/06
                   (LOC: General Electric
                   Capital Corporation)
                   (Acquired 12/29/05,
                   Cost $16,300,000)(2)                              16,300,000
--------------------------------------------------------------------------------
       10,000,000  Toyota Motor Credit Corp.,
                   VRN, 5.27%, 10/6/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.06% with no caps                                 9,999,998
--------------------------------------------------------------------------------
Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $50,000,000  Transamerica Occidental
                   Life Insurance Co., VRN,
                   5.60%, 11/1/06, resets
                   quarterly off the 3-month
                   LIBOR plus 0.11% with no
                   caps (Acquired 11/9/99,
                   Cost $50,000,000)(2)                          $   50,000,000
--------------------------------------------------------------------------------
       41,000,000  Travelers Insurance Co.
                   Group, VRN, 5.54%, 11/7/06,
                   resets quarterly off the
                   3-month LIBOR plus 0.08%
                   with no caps (Acquired
                   8/7/03, Cost $41,000,000)(2)                      41,000,000
--------------------------------------------------------------------------------
       30,000,000  Wal-Mart Stores, Inc., VRN,
                   5.26%, 12/28/06, resets
                   quarterly off the 3-month
                   LIBOR minus 0.10% with no caps                    29,994,155
--------------------------------------------------------------------------------
       30,000,000  Wal-Mart Stores, Inc., VRN,
                   5.88%, 6/1/07                                     30,101,221
--------------------------------------------------------------------------------
       11,090,000  Woodgrain Millwork,
                   VRN, 5.35%, 10/5/06
                   (LOC: General Electric
                   Capital Corporation)                              11,090,000
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               471,431,874
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 12.5%
--------------------------------------------------------------------------------
        4,645,000  Babylon Industrial
                   Development Agency Rev.,
                   Series 2004 A, (Topiderm Inc.),
                   VRDN, 5.35%, 10/5/06
                   (LOC: Citibank N.A.)                               4,645,000
--------------------------------------------------------------------------------
        5,255,000  Calexico Unified School
                   District COP, (Refinancing
                   Project), VRDN, 5.35%, 10/5/06
                   (XLCA) (SBBPA: Wachovia Bank N.A.)                 5,255,000
--------------------------------------------------------------------------------
        8,160,000  California Educational
                   Facilities Auth. Rev., Series
                   2005 B, (University La  Verne),
                   VRDN, 5.45%, 10/5/06
                   (LOC: Allied Irish
                   Bank plc)                                          8,160,000
--------------------------------------------------------------------------------
       12,600,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2002 B,
                   (Biola University), VRDN,
                   5.31%, 10/5/06 (LOC:
                   BNP Paribas)                                      12,600,000
--------------------------------------------------------------------------------
        5,420,000  City of Fairfield Rev., Series
                   2005 A, VRDN, 5.32%,
                   10/5/06 (LOC: Landesbank
                   Hessen-Thuringen
                   Girozentrale)                                      5,420,000
--------------------------------------------------------------------------------
        3,270,000  Columbus Development
                   Auth. Rev., (Woodmont
                   Properties LLC), VRDN,
                   5.37%, 10/5/06
                   (LOC: Columbus Bank & Trust)                       3,270,000
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                  (continued)

------
10

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $20,000,000  Concordia College Rev.,
                   VRDN, 5.32%, 10/2/06
                   (LOC: Bank of America N.A.)                   $   20,000,000
--------------------------------------------------------------------------------
       20,000,000  Cook County GO, Series
                   2005 D, (Public Improvements),
                   VRDN, 5.34%, 10/4/06 (SBBPA:
                   Depfa Bank plc)                                   20,000,000
--------------------------------------------------------------------------------
        2,880,000  El Monte COP, Series
                   2003 B, (Community Improvement),
                   VRDN, 5.38%, 10/5/06 (LOC:
                   California State Teacher's
                   Retirement System)                                 2,880,000
--------------------------------------------------------------------------------
        6,905,000  Gadsden Alabama Airport
                   Auth. Rev., VRDN, 5.32%,
                   10/5/06 (LOC: Southtrust
                   Bank N.A.)                                         6,905,000
--------------------------------------------------------------------------------
        7,880,000  Georgia Municipal Gas
                   Auth. Rev., (National Gas
                   Utility Improvements), VRDN,
                   5.35%, 10/5/06 (LOC: Wachovia Bank N.A.
                   and JP Morgan Chase Bank)                          7,880,000
--------------------------------------------------------------------------------
        9,000,000  Jackson Energy Auth. Rev.,
                   Series 2003 B, VRDN, 5.31%,
                   10/5/06 (FGIC) (SBBPA:
                   Bank of America N.A.)                              9,000,000
--------------------------------------------------------------------------------
        2,500,000  JJB Properties LLC Rev.,
                   (Rental Property), VRDN,
                   5.32%, 10/5/06 (LOC:
                   Arvest Bank and FHLB)                              2,500,000
--------------------------------------------------------------------------------
        1,600,000  Las Cruces Industrial Rev.,
                   (F&A Dairy Products),
                   VRDN, 5.45%, 12/1/06
                   (LOC: Wells Fargo Bank N.A.)                       1,600,000
--------------------------------------------------------------------------------
        2,945,000  Long Beach Rev., Series
                   2004 A, (Towne Center Site),
                   VRDN, 5.37%, 10/5/06
                   (LOC: Allied Irish Bank plc)                       2,945,000
--------------------------------------------------------------------------------
       21,250,000  Louisiana State Agriculture
                   Finance Auth. Rev., VRDN,
                   (Lacassine Syrup Mill),
                   5.37%, 10/5/06 (LOC:
                   AmSouth Bank)                                     21,250,000
--------------------------------------------------------------------------------
        8,200,000  Lower Colorado River Auth.
                   Rev., Series 2006 A, 5.46%,
                   12/4/06 (Acquired 8/1/06,
                   Cost $8,200,000)(2)                                8,200,000
--------------------------------------------------------------------------------
        6,500,000  Mississippi Business
                   Finance Corp. Rev., (Medical
                   Development Properties), VRDN,
                   5.33%, 10/5/06
                   (LOC: Bancorpsouth Bank and FHLB)                  6,500,000
--------------------------------------------------------------------------------
       11,000,000  Mississippi Business
                   Finance Corp. Rev.,
                   (Skyline Steel Pipe), VRDN,
                   5.33%, 10/5/06 (LOC:
                   Fortis Bank SA N.V.)                              11,000,000
--------------------------------------------------------------------------------
Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $ 7,500,000  Mississippi Business
                   Finance Corp. Rev., Series 2005,
                   (Future Pipe  Industries,
                   Inc.) VRDN, 5.33%, 10/5/06
                   (LOC: Mashreqbank and Bank
                   of New York)                                  $    7,500,000
--------------------------------------------------------------------------------
        5,000,000  Mississippi Business
                   Finance Corp. Rev., Series
                   2006 R-1, (Brown Bottling Group,
                   Inc.), VRDN, 5.33%,
                   10/5/06 (LOC: Trustmark
                   National Bank and FHLB)                            5,000,000
--------------------------------------------------------------------------------
       10,000,000  Mississippi Business
                   Finance Corporation Industrial
                   Development Rev., (VC Regional
                   Assembly), VRDN, 5.33%,
                   10/4/06 (LOC: JPMorgan
                   Chase Bank)                                       10,000,000
--------------------------------------------------------------------------------
       19,280,000  New Orleans Rev., VRDN,
                   5.55%, 10/5/06 (Ambac)
                   (SBBPA: Bank One Louisiana)                       19,280,000
--------------------------------------------------------------------------------
        4,575,000  Newton Economic Development Rev.,
                   (Medical Office Plaza), VRDN, 5.31%,
                   10/5/06 (LOC: Bank of America N.A.)                4,575,000
--------------------------------------------------------------------------------
        1,200,000  Olathe Industrial Rev.,
                   (Zschoche Family), VRDN,
                   5.37%, 10/5/06 (LOC:
                   U.S. Bank N.A.)                                    1,200,000
--------------------------------------------------------------------------------
        5,000,000  Omaha Special Obligation Rev.,
                   (Riverfront Redevelopment), VRDN,
                   5.37%, 10/4/06 (Ambac)
                   (SBBPA: Dexia Credit Local)                        5,000,000
--------------------------------------------------------------------------------
        1,400,000  Orange County Industrial
                   Development Auth. Rev.,
                   (Jewish Federation of Greater
                   Orlando), VRDN, 5.31%, 10/5/06
                   (LOC: Bank of America N.A.)                        1,400,000
--------------------------------------------------------------------------------
       11,000,000  Pasadena COP, (Los
                   Robles Avenue Parking
                   Facilities), VRDN, 5.33%,
                   10/3/06 (LOC: Bank of
                   New York and California
                   State Teacher's
                   Retirement System)                                11,000,000
--------------------------------------------------------------------------------
        1,130,000  Plymouth Rev.,
                   (Carlson Center),
                   VRDN, 5.37%, 10/5/06
                   (LOC: U.S. Bank N.A.)                              1,130,000
--------------------------------------------------------------------------------
        9,990,000  Putnam County Industrial
                   Development Agency Rev.,
                   (Sincerity Facility LLC),
                   VRDN, 5.33%, 10/5/06
                   (LOC: Bank of New York)                            9,990,000
--------------------------------------------------------------------------------
        5,700,000  Roman Catholic Diocese of
                   Raleigh Rev., Series 2002 A,
                   VRDN, 5.37%, 10/5/06
                   (LOC: Bank of America N.A.)                        5,700,000
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                  (continued)

------
11

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $ 4,850,000  Santa Rosa Pension
                   Obligation Rev., Series 2003 A,
                   VRDN, 5.32%, 10/5/06 (LOC:
                   Landesbank Hessen-
                   Thuringen Girozentrale)                       $    4,850,000
--------------------------------------------------------------------------------
        7,140,672  Savannah College of Art &
                   Design Inc. Rev., Series
                   2004 BD, VRDN, 5.32%,
                   10/5/06 (LOC: Bank of
                   America N.A.)                                      7,140,672
--------------------------------------------------------------------------------
        9,000,000  South Carolina Public
                   Service Auth. Rev.,
                   Series 2002 C, 5.27%,
                   1/1/07 (FSA)                                       9,012,487
--------------------------------------------------------------------------------
       11,955,000  Southeast Alabama Gas
                   District Rev., VRDN, 5.32%,
                   10/5/06 (XLCA)                                    11,955,000
--------------------------------------------------------------------------------
        4,245,000  Sterling Tax Allocation Rev.,
                   (Rock River Redevelopment),
                   VRDN, 5.38%, 10/4/06
                   (LOC: Wachovia Bank N.A.)                          4,245,000
--------------------------------------------------------------------------------
        8,700,000  Texas Municipal Power
                   Agency Rev., Series 2005 A,
                   5.49%, 12/5/06 (Acquired 8/3/06,
                   Cost $8,700,000)(2)                                8,700,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES                                          287,688,159
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 8.3%
--------------------------------------------------------------------------------
       40,000,000  American Express Centurion
                   Bank, 5.44%, 10/16/06
                   (Acquired 7/17/06, Cost
                   $40,000,000)(2)                                   40,000,000
--------------------------------------------------------------------------------
       30,000,000  Barclays Bank plc (New
                   York), 5.35%, 11/17/06
                   (Acquired 8/17/06,
                   Cost $30,000,000)(2)                              30,000,000
--------------------------------------------------------------------------------
Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $30,000,000  Barclays Bank plc (New
                   York), 5.35%, 11/22/06
                   (Acquired 8/22/06,
                   Cost $30,000,000)(2)                          $   30,000,000
--------------------------------------------------------------------------------
       10,000,000  Citibank N.A., 5.33%,
                   12/14/06 (Acquired
                   9/11/06, Cost $10,000,000)(2)                     10,000,000
--------------------------------------------------------------------------------
       18,000,000  Citizens Bank of
                   Massachusetts, 5.34%,
                   12/29/06                                          18,000,000
--------------------------------------------------------------------------------
       50,000,000  First Tennessee Bank N.A.,
                   5.28%, 10/2/06 (Acquired
                   9/1/06, Cost $50,000,000)(2)                      50,000,000
--------------------------------------------------------------------------------
       11,600,000  Royal Bank of Scotland
                   (New York), 4.82%, 1/18/07
                   (Acquired 12/21/05,
                   Cost $11,602,532)(2)                              11,600,703
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                       189,600,703
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES -- 3.7%

       10,000,000  FHLB, 5.00%, 1/29/07                              10,000,000
--------------------------------------------------------------------------------
       15,000,000  FHLB, 4.80%, 2/23/07                              15,000,000
--------------------------------------------------------------------------------
       20,000,000  FHLB, 4.89%, 3/5/07                               20,000,000
--------------------------------------------------------------------------------
       25,320,000  FHLB, 5.50%, 8/21/07                              25,335,053
--------------------------------------------------------------------------------
       15,000,000  FHLB, VRN, 5.50%,
                   10/27/06(3)                                       15,000,000
--------------------------------------------------------------------------------
TOTAL U.S.
GOVERNMENT
AGENCY SECURITIES                                                    85,335,053
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 96.7%                                               2,219,964,328
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 3.3%                                 76,453,650
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $2,296,417,978
================================================================================

See Notes to Financial Statements.                                   (continued)

------
12

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective September 30, 2006.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2006.

XLCA = XL Capital Ltd.

(1) The rate indicated is the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30,
    2006 was $1,204,548,255, which represented 52.5% of total net assets.
    Restricted securities considered illiquid represent 4.0% of total net assets.

(3) Step-coupon security. Coupon increases quarterly at a predetermined rate.
    Rate shown is effective September 30, 2006.

See Notes to Financial Statements.

------
13

Statement of Assets and Liabilities

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(amortized cost and cost for
federal income tax purposes)                                     $2,219,964,328
-----------------------------------------------------
Cash                                                                 64,181,383
-----------------------------------------------------
Receivable for investments sold                                       6,000,000
-----------------------------------------------------
Interest receivable                                                   7,157,739
-----------------------------------------------------
Prepaid portfolio insurance                                             123,280
--------------------------------------------------------------------------------
                                                                  2,297,426,730
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for capital shares redeemed                                         115
-----------------------------------------------------
Accrued management fees                                                 965,053
-----------------------------------------------------
Distribution fees payable                                                 1,684
-----------------------------------------------------
Service fees (and distribution
fees - A Class) payable                                                  18,301
-----------------------------------------------------
Dividends payable                                                        23,599
--------------------------------------------------------------------------------
                                                                      1,008,752
--------------------------------------------------------------------------------

NET ASSETS                                                       $2,296,417,978
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                  $2,296,459,944
-----------------------------------------------------
Accumulated net realized loss
on investment transactions                                             (41,966)
--------------------------------------------------------------------------------
                                                                 $2,296,417,978
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                       $2,203,992,143
-----------------------------------------------------
Shares outstanding                                                2,204,031,981
-----------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                           $3,199,593
-----------------------------------------------------
Shares outstanding                                                    3,199,064
-----------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                                                          $87,352,035
-----------------------------------------------------
Shares outstanding                                                   87,354,535
-----------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                                                           $1,186,066
-----------------------------------------------------
Shares outstanding                                                    1,186,347
-----------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                                             $688,141
-----------------------------------------------------
Shares outstanding                                                      688,140
-----------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
14

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------
Interest                                                            $57,131,231
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------
Management fees                                                       6,294,423
--------------------------------------------------
Distribution fees:
--------------------------------------------------
 Advisor Class                                                            3,839
--------------------------------------------------
 B Class                                                                  5,298
--------------------------------------------------
 C Class                                                                  1,874
--------------------------------------------------
Service fees:
--------------------------------------------------
 Advisor Class                                                            3,839
--------------------------------------------------
 B Class                                                                  1,766
--------------------------------------------------
 C Class                                                                    937
--------------------------------------------------
Distribution and service fees -- A Class                                 91,394
--------------------------------------------------
Trustees' fees and expenses                                              41,837
--------------------------------------------------
Portfolio insurance                                                     182,865
--------------------------------------------------------------------------------
                                                                      6,628,072

Amount waived                                                          (470,869)
--------------------------------------------------------------------------------
                                                                      6,157,203
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                50,974,028
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS                                                  (2,974)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN  NET ASSETS RESULTING
FROM OPERATIONS                                                     $50,971,054
================================================================================

See Notes to Financial Statements.

------
15

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED) AND YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          SEPT. 30, 2006       MARCH 31, 2006
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                      $   50,974,028       $   66,266,475

----------------------------------------
Net realized gain (loss)                           (2,974)             (19,620)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      50,971,054           66,246,855
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
From net investment income:
----------------------------------------
  Investor Class                              (49,245,260)         (65,870,629)
----------------------------------------
  Advisor Class                                   (67,181)             (93,086)
----------------------------------------
  A Class                                      (1,621,186)            (288,507)
----------------------------------------
  B Class                                         (25,760)              (2,602)
----------------------------------------
  C Class                                         (14,641)             (11,651)
-------------------------------------------------------------------------------
Decrease in net assets
from distributions                            (50,974,028)         (66,266,475)
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions               265,159,958           63,825,653
-------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS         265,156,984           63,806,033
-------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                         2,031,260,994        1,967,454,961
-------------------------------------------------------------------------------
End of period                              $2,296,417,978       $2,031,260,994
===============================================================================

See Notes to Financial Statements.

------
16

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to earn the highest level of current income while preserving the value of your investment. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Advisor Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
17

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1)
an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the
Investment Category Fee range from 0.2370% to 0.3500% and the rates for the
Complex Fee (Investor Class, A Class, B Class and C Class) range from 0.2500% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. From July 29, 2005 to July 31, 2006, the investment advisor voluntarily agreed to waive 0.039% of its management fee. Effective August 1, 2006, the investment advisor voluntarily agreed to waive 0.050% of its management fee. The total amount of the waiver for each class of the fund for the six months ended September 30, 2006 was $453,915, $657, $15,839, $298 and $160 for the
Investor Class, Advisor Class, A Class, B Class and C Class, respectively.
This fee waiver may be revised or terminated at any time without notice. The effective annual management fee before waiver for each class of the fund for the six months ended September 30, 2006 was 0.57% for the Investor Class,
A Class, B Class and C Class, and 0.32% for the Advisor Class. The effective annual management fee after waiver for each class of the fund for the six months ended September 30, 2006 was 0.53% for the Investor Class, A Class,
B Class and C Class, and 0.28% for the Advisor Class.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class and C Class (collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the Advisor Class, B Class and C Class will pay American Century
Investment Services, Inc. (ACIS) the following annual distribution and service fees:

------------------------------------------------------------------------
                          ADVISOR             B                   C
------------------------------------------------------------------------
Distribution Fee           0.25%            0.75%               0.50%
------------------------------------------------------------------------
Service Fee                0.25%            0.25%               0.25%
------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A Class, B Class and C Class shares. Fees incurred under the plans during the six months ended September 30, 2006, are detailed in the
Statement of Operations.

MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with Ambac Assurance
Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to Ambac, which are amortized daily over one year. For the six months ended September 30, 2006, the annualized ratio of money market insurance expense to average net assets was
0.02%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC.

JPMorgan Chase Bank is a custodian of the fund and a wholly owned subsidiary of
J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

Notes to Financial Statements

                                                                    (continued)

------
18

SEPTEMBER 30, 2006 (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows
(unlimited number of shares authorized):
--------------------------------------------------------------------------------
                                                   SHARES             AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
-----------------------------------------
Sold                                           1,200,948,701     $1,200,948,701
-----------------------------------------
Issued in reinvestment of distributions           47,370,112         47,370,112
-----------------------------------------
Redeemed                                      (1,026,288,969)    (1,026,288,969)
--------------------------------------------------------------------------------
Net increase (decrease)                          222,029,844     $
222,029,844
================================================================================
YEAR ENDED MARCH 31, 2006
-----------------------------------------
Sold                                           2,104,960,382     $2,104,960,382
-----------------------------------------
Issued in reinvestment of distributions           64,257,188         64,257,188
-----------------------------------------
Redeemed                                      (2,151,370,189)    (2,151,370,189)
--------------------------------------------------------------------------------
Net increase (decrease)                           17,847,381     $   17,847,381

================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
-----------------------------------------
Sold                                                 779,074           $779,074
-----------------------------------------
Issued in reinvestment of distributions               65,481             65,481
-----------------------------------------
Redeemed                                            (790,277)          (790,277)
--------------------------------------------------------------------------------
Net increase (decrease)                               54,278           $ 54,278
================================================================================
YEAR ENDED MARCH 31, 2006
-----------------------------------------
Sold                                               2,930,902         $2,930,902
-----------------------------------------
Issued in reinvestment of distributions               90,750             90,750
-----------------------------------------
Redeemed                                          (2,436,416)        (2,436,416)
--------------------------------------------------------------------------------
Net increase (decrease)                              585,236         $  585,236
================================================================================
A CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
-----------------------------------------
Sold                                              99,498,142        $99,498,142
-----------------------------------------
Issued in reinvestment of distributions            1,312,625          1,312,625
-----------------------------------------
Redeemed                                         (58,612,025)       (58,612,025)
--------------------------------------------------------------------------------
Net increase (decrease)                           42,198,742        $42,198,742
================================================================================
YEAR ENDED MARCH 31, 2006
-----------------------------------------
Sold                                              71,664,328        $71,664,328
-----------------------------------------
Issued in reinvestment of distributions              231,851            231,851
-----------------------------------------
Redeemed                                         (26,799,994)       (26,799,994)
--------------------------------------------------------------------------------
Net increase (decrease)                           45,096,185        $45,096,185
================================================================================

                                                                     (continued)

------
19

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                           SHARES       AMOUNT
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
----------------------------------------
Sold                                                     2,027,345   $2,027,345
----------------------------------------
Issued in reinvestment of distributions                     24,275       24,275
----------------------------------------
Redeemed                                                  (999,619)    (999,619)
--------------------------------------------------------------------------------
Net increase (decrease)                                  1,052,001   $1,052,001
================================================================================
YEAR ENDED MARCH 31, 2006
----------------------------------------
Sold                                                        36,592      $36,592
----------------------------------------
Issued in reinvestment of distributions                      1,074        1,074
----------------------------------------
Net increase (decrease)                                     37,666      $37,666
----------------------------------------
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
----------------------------------------
Sold                                                       684,471    $ 684,471
----------------------------------------
Issued in reinvestment of distributions                     14,200       14,200
----------------------------------------
Redeemed                                                  (873,578)    (873,578)
--------------------------------------------------------------------------------
Net increase (decrease)                                   (174,907)   $(174,907)
================================================================================
YEAR ENDED MARCH 31, 2006
----------------------------------------
Sold                                                       831,364     $831,364
----------------------------------------
Issued in reinvestment of distributions                     11,443       11,443
----------------------------------------
Redeemed                                                  (583,622)    (583,622)
--------------------------------------------------------------------------------
Net increase (decrease)                                    259,185     $259,185
================================================================================

4. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2006, the fund had accumulated capital losses of $(27,105), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------
    2010            2011          2012          2013             2014
--------------------------------------------------------------------------
  $(13,456)         $(36)          $--        $(11,584)        $(2,029)
--------------------------------------------------------------------------

During the five-month period ended March 31, 2006, the fund incurred net capital losses of $(17,608). The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

5. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------
20

Prime Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------
                     2006(1)       2006         2005         2004         2003        2002(2)         2002
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period             $1.00        $1.00        $1.00        $1.00        $1.00        $1.00          $1.00
-------------------------------------------------------------------------------------------------------------
Income From
Investment
Operations
-------------------------------------------------------------------------------------------------------------
  Net Investment
  Income (Loss)        0.02         0.03         0.01         0.01         0.01           --(3)        0.03
-------------------------------------------------------------------------------------------------------------
Distributions
---------------
  From Net
  Investment
  Income              (0.02)       (0.03)       (0.01)       (0.01)       (0.01)          --(3)       (0.03)
-------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period         $1.00        $1.00        $1.00        $1.00        $1.00        $1.00          $1.00
=============================================================================================================
  TOTAL RETURN(4)      2.34%        3.28%        1.19%        0.58%        1.19%        0.13%          3.16%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Ratio of
Operating
Expenses
to Average
Net Assets       0.55%(5)(6)     0.57%(5)        0.60%        0.61%        0.61%     0.60%(6)          0.60%
---------------
Ratio of
Operating
Expenses to
Average
Net Assets
(Before
Expense Waiver)     0.59%(6)        0.59%        0.60%        0.61%        0.61%     0.60%(6)          0.60%
---------------
Ratio of Net
Investment
Income (Loss)
to Average
Net Assets       4.64%(5)(6)     3.24%(5)        1.17%        0.58%        1.19%     1.48%(6)          3.13%
---------------
Ratio of Net
Investment
Income (Loss)
to Average
Net Assets
(Before
Expense Waiver)     4.60%(6)        3.22%        1.17%        0.58%        1.19%     1.48%(6)          3.13%
---------------
Net Assets,
End of Period
(in thousands)    $2,203,992   $1,981,964   $1,964,135   $2,126,433   $2,574,694   $2,756,147     $2,796,914
-------------------------------------------------------------------------------------------------------------
(1) Six months ended September 30, 2006 (unaudited).

(2) One-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period. For years prior, the fund's fiscal year end was February 28.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(6) Annualized.

See Notes to Financial Statements.

------
21

Prime Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
----------------------------------------------------------------------------------------------
                                                  ADVISOR CLASS
----------------------------------------------------------------------------------------------
                       2006(1)      2006     2005     2004       2003      2002(2)      2002
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period             $1.00        $1.00    $1.00    $1.00      $1.00      $1.00       $1.00
----------------------------------------------------------------------------------------------
Income From
Investment
Operations
----------------------------------------------------------------------------------------------
  Net Investment
  Income (Loss)        0.02         0.03     0.01       --(3)    0.01         --(3)     0.03
----------------------------------------------------------------------------------------------
Distributions
---------------
  From Net
  Investment
  Income              (0.02)       (0.03)   (0.01)      --(3)   (0.01)        --(3)    (0.03)
----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period         $1.00        $1.00    $1.00    $1.00      $1.00      $1.00       $1.00
==============================================================================================
  TOTAL RETURN(4)      2.22%        3.02%    0.94%    0.33%      0.93%      0.10%       2.90%
==============================================================================================
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of
Operating
Expenses
to Average
Net Assets       0.80%(5)(6)     0.82%(5)    0.85%    0.86%      0.86%   0.85%(6)       0.85%
---------------
Ratio of
Operating
Expenses
to Average
Net Assets
(Before
Expense Waiver)     0.84%(6)        0.84%    0.85%    0.86%      0.86%   0.85%(6)       0.85%
---------------
Ratio of Net
Investment
Income (Loss)
To Average
Net Assets       4.39%(5)(6)     2.99%(5)    0.92%    0.33%      0.94%   1.23%(6)       2.88%
---------------
Ratio of Net
Investment
Income (Loss)
to Average
Net Assets
(Before
Expense Waiver)     4.35%(6)        2.97%    0.92%    0.33%      0.94%   1.23%(6)       2.88%
---------------
Net Assets,
End of Period
(in thousands)        $3,200       $3,145   $2,560   $3,055     $5,431    $14,329     $13,609
----------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) One-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period. For years prior, the fund's fiscal year end was February 28.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(6) Annualized.

See Notes to Financial Statements.

------
22

Prime Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------
                                                          A CLASS
---------------------------------------------------------------------------------------------
                                     2006(1)       2006     2005       2004          2003(2)
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $1.00        $1.00    $1.00      $1.00          $1.00
---------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------------------------------------------------------------------
  Net Investment
  Income (Loss)                      0.02         0.03     0.01         --(3)          --(3)
---------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income                 (0.02)       (0.03)   (0.01)        --(3)          --(3)
---------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                       $1.00        $1.00    $1.00      $1.00          $1.00
=============================================================================================
  TOTAL RETURN(4)                    2.22%        3.05%    0.95%      0.38%          0.12%
=============================================================================================
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets          0.80%(5)(6)     0.82%(5)    0.85%   0.83%(7)    0.61%(6)(7)
---------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)           0.84%(6)        0.84%    0.85%      0.86%       0.86%(6)
---------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets          4.39%(5)(6)     2.99%(5)    0.92%   0.36%(7)    0.76%(6)(7)
---------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets
(Before Expense Waiver)           4.35%(6)        2.97%    0.92%      0.33%       0.51%(6)
---------------------------
Net Assets,
End of Period
(in thousands)                     $87,352      $45,154      $60        $25            $25
---------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(5) Effective July 29, 2005, the investment advisor voluntairly agreed to waive a portion of the management fee.

(6) Annualized.

(7) The distributor voluntarily waived a portion of the distribution and service fees.

See Notes to Financial Statements.

------
23

Prime Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------------------------------
                                                                B CLASS
--------------------------------------------------------------------------------------------------------
                                   2006(1)         2006           2005           2004          2003(2)
--------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $1.00          $1.00          $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------------------------------------------------------------------------------
  Net Investment
  Income (Loss)                    0.02           0.02             --(3)          --(3)          --(3)
--------------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income               (0.02)         (0.02)            --(3)          --(3)          --(3)
--------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $1.00          $1.00          $1.00          $1.00          $1.00
========================================================================================================
  TOTAL RETURN(4)                  1.84%          2.26%          0.34%          0.22%          0.12%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets           1.55%(5)(6)       1.57%(5)       1.48%(7)       0.99%(7)    0.61%(6)(7)
-------------------------
Ratio of Operating
Expenses to Average
Net Assets
(Before Expense Waiver)         1.59%(6)          1.59%          1.60%          1.61%       1.61%(6)
-------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets        3.64%(5)(6)       2.24%(5)       0.29%(7)       0.20%(7)    0.76%(6)(7)
-------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets
(Before Expense Waiver)         3.60%(6)          2.22%          0.17%        (0.42)%     (0.24)%(6)
-------------------------
Net Assets,
End of Period
(in thousands)                    $1,186           $134            $97            $74            $25
--------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(5) Effective July 29, 2005, the investment advisor voluntairly agreed to waive a portion of the management fee.

(6) Annualized.

(7) The distributor voluntarily waived a portion of the distribution and service fees.

See Notes to Financial Statements.

------
24

Prime Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------------
                                                                 C CLASS
---------------------------------------------------------------------------------------------------------
                                   2006(1)         2006           2005           2004          2003(2)
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $1.00          $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------------------------------------------------------------------------------
  Net Investment
  Income (Loss)                     0.02           0.02           0.01             --(3)          --(3)
---------------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net Investment
  Income (Loss)                    (0.02)         (0.02)         (0.01)            --(3)          --(3)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $1.00          $1.00          $1.00          $1.00          $1.00
=========================================================================================================
  TOTAL RETURN(4)                   1.97%          2.51%          0.57%          0.09%          0.40%
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets            1.30%(5)(6)       1.32%(5)       1.28%(7)       1.10%(7)    1.34%(6)(7)
-------------------------
Ratio of Operating
Expenses to
Average Net Assets
(Before Expense Waiver)          1.34%(6)          1.34%          1.35%          1.36%       1.36%(6)
-------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets         3.89%(5)(6)       2.49%(5)       0.49%(7)       0.09%(7)    0.47%(6)(7)
-------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets
(Before Expense Waiver)          3.85%(6)          2.47%          0.42%        (0.17)%       0.45%(6)
-------------------------
Net Assets,
End of Period
(in thousands)                       $688           $863           $604            $96            $40
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) May 7, 2002 (commencement of sale) through March 31, 2003.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(5) Effective July 29, 2005, the investment advisor voluntairly agreed to waive a portion of the management fee.

(6) Annualized.

(7) The distributor voluntarily waived a portion of the distribution and service fees.

See Notes to Financial Statements.

------
25

Approval of Management Agreement for Prime Money
Market

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Prime Money Market (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

(continued)

------
26

Approval of Management Agreement for Prime Money Market

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. The Directors also review detailed performance information during the 15(c) Process comparing the fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors (continued)

(continued)

------
27

Approval of Management Agreement for Prime Money
Market

discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance for both the one and three year periods was above the median for its peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints

(continued)

------
28

Approval of Management Agreement for Prime Money Market

as the fund complex and the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was below the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment

(continued)

------
29

Approval of Management Agreement for Prime Money
Market

management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The
Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors negotiated a one-year waiver by the advisor of a portion of the management fee. These changes were proposed by the
Directors based on their review of the fund's percentile rank in its peer group universe and the fact that the Directors seek as a general rule to have total expense ratios of fixed income and money market funds in the lowest 25th percentile of the fees of comparable funds. The advisor accepted the principle of the fee waiver based on the fact that the lower fee will result in increased competitiveness of the fund within its peer group universe. The fee waiver, effective August 1, 2006, will result in a lowering of the management fee of the fund by 0.05 percentage points below the current management fee. Following these negotiations with the advisor, the Directors concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
30

Share Class Information

Five classes of shares are authorized for sale by the fund: Investor Class,
Advisor Class, A Class, B Class, and C Class. The total expense ratios for
Advisor Class, A Class, B Class, and C Class shares are higher than those of
Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their net asset value. If you purchase A Class shares of the fund directly, a sales charge will apply when you exchange into the A Class shares of another American Century Advisor Fund, in accordance with the schedule set forth in that fund's prospectus. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A Class shares also are subject to a 0.25%
annual Rule 12b-1 distribution and service fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B
Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 distribution and service fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 0.75%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 0.75%.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
31

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
32

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE HIGH-YIELD INDEX covers the U.S. dollar-
denominated, non-investment grade, fixed-rate, taxable corporate bond market.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

------
33

Notes

------
34

Notes

------
35

Notes

------
36

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                PRSRT STD
P.O. Box 419200                                        U.S. POSTAGE PAID
Kansas City, MO 64141-6200                              AMERICAN CENTURY
                                                            COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor
(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0611
SH-SAN-51670S

AMERICAN CENTURY INVESTMENTS

Semiannual Report
September 30, 2006

Diversified Bond Fund
High-Yield Fund

[american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
Founder
American Century Companies, Inc.

/s/James E. Stowers III
James E. Stowers III
Chairman of the Board
American Century Companies, Inc.

We are pleased to provide you with the semiannual report for the American
Century Diversified Bond and High-Yield funds for the six months ended September
30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our website,
americancentury.com, where we post quarterly portfolio commentaries, the views of senior investment officers and analysts, and other communications about investments, portfolio strategy, personal finance, and the markets.

In its most recent rankings, Dalbar -- which issues customer satisfaction ratings and rankings based on website functionality -- ranked
americancentury.com fourth out of the sites provided by the top 25 fund companies that it believes lead the industry in web-based technology. Our website earned an "Excellent" rating, Dalbar's highest designation.

For most of 2006, our website has linked visitors to information explaining our strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). This campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count. To learn more about the collaboration and the  LAF, please visit americancentury.com or www.lanceface.com on the Web and click on the links to related sites.

With the approach of year end and the 2006 tax season, you can also find out more about December fund distributions and tax information via a link from our website. We've posted December distribution estimates for over 50 funds, answers to frequent distribution questions, and online descriptions of all of the tax information we provide to investors.

If you haven't visited americancentury.com yet, we encourage you to do so...
it's there to serve you. And so are we. As always, we deeply appreciate your commitment to American Century Investments.

Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   U.S. Fixed Income Total Returns. . . . . . . . . . . . . . . . . . . . . 2

DIVERSIFIED BOND

HIGH-YIELD

FINANCIAL STATEMENTS

OTHER INFORMATION
Approval of Management Agreements for

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of David MacEwan]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

A TALE OF TWO QUARTERS

The second and third quarters of 2006 were very different in terms of inflation and interest rate expectations and market performance. In the second quarter, as core inflation rates remained above the Federal Reserve's 1-2% "comfort zone"
and threatened to go higher, investors feared the Fed would keep raising interest rates and tip the economy into recession. Uncertainty about how far the
Fed would go, and how successful it would be in containing inflation, created a defensive attitude in financial markets that resulted in disappointing returns for broad stock and bond indices.

A FED PAUSE REFRESHED THE MARKETS

But in the third quarter, a 15% drop in oil prices helped take the heat off inflation pressures, and cut business and consumer costs. Weakness in the housing market -- though hard on many homeowners -- turned into a positive factor for the markets. As home sales and prices declined, the Fed stopped its interest rate tightening campaign, stepping back to assess the economy's reaction to previous rate hikes. This combination of falling energy prices and relief from rising interest rates helped broad U.S. stock and bond markets rebound from second-quarter losses to post some of their biggest quarterly gains this decade.

LONG-DURATION AND CORPORATE SECURITIES OUTPERFORMED

The bond market especially welcomed a gloomy housing-market forecast, speculating that it would reduce economic growth, inflation, and interest rates.
This rekindled demand for longer-term fixed-income securities. As a result, the
Treasury yield curve fell for the six months and "inverted", as the two-year yield (4.69%) remained higher than the 10-year yield (4.63%), and both fell well below the Fed's 5.25% overnight interest rate target. Mirroring the stock market's rally, the corporate sectors led the broad taxable market.

U.S. FIXED-INCOME TOTAL RETURNS*

For the six months ended September 30, 2006
--------------------------------------------------------------------------------
TREASURY SECURITIES
--------------------------------------------------------------------------------
3-month bill                                                  2.51%
--------------------------------------------------------------------------------
2-year note                                                   2.53%
--------------------------------------------------------------------------------
5-year note                                                   3.20%
--------------------------------------------------------------------------------
10-year note                                                  3.83%
--------------------------------------------------------------------------------
30-year bond                                                  4.64%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. BOND MARKET INDICES
--------------------------------------------------------------------------------
Corporate High-Yield                                          4.33%
--------------------------------------------------------------------------------
Corporate Investment-Grade                                    4.12%
--------------------------------------------------------------------------------
Aggregate (multi-sector)                                      3.73%
--------------------------------------------------------------------------------
Fixed-Rate Mortagage-Backed                                   3.64%
--------------------------------------------------------------------------------
Treasury                                                      3.61%
--------------------------------------------------------------------------------
Agency                                                        3.45%
--------------------------------------------------------------------------------

*Total returns for periods less than one year are not annualized.

------
2

Diversified Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                                     ------------------------------
                                                         AVERAGE ANNUAL RETURNS
-----------------------------------------------------------------------------------------------
                                                                          SINCE     INCEPTION
                             6 MONTHS(1)   1 YEAR    5 YEARS  10 YEARS  INCEPTION      DATE
-----------------------------------------------------------------------------------------------
INVESTOR CLASS                  3.38%       3.22%      --         --      4.05%       12/3/01
-----------------------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE INDEX(2)         3.73%       3.67%     4.81%      6.42%    4.83%(3)       --
-----------------------------------------------------------------------------------------------
CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX     3.73%       3.71%     4.85%      6.45%    4.88%(3)       --
-----------------------------------------------------------------------------------------------
Institutional Class             3.49%       3.42%     4.25%      5.87%    5.73%        4/1/93
-----------------------------------------------------------------------------------------------
Advisor Class                   3.25%       2.96%       --        --      3.79%       12/3/01
-----------------------------------------------------------------------------------------------
A Class   No sales charge*      3.26%       2.96%       --        --      3.07%       1/31/03
          With sales charge*   -1.43%      -1.70%       --        --      1.79%
-----------------------------------------------------------------------------------------------
B Class   No sales charge*      2.87%       2.19%       --        --      2.32%(4)    1/31/03
          With sales charge*   -2.13%      -1.81%       --        --      1.54%(4)
-----------------------------------------------------------------------------------------------
C Class   No sales charge*      2.86%       2.18%       --        --      2.37%(4)    1/31/03
          With sales charge*    1.86%       2.18%       --        --      2.37%(4)
-----------------------------------------------------------------------------------------------
R Class                         3.12%       2.70%       --        --      2.37%       7/29/05
-----------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00%
 the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class
 Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Diversified Bond acquired all of the net assets of the American Century
Intermediate-Term Bond Fund, the American Century Bond Fund, and the American
Century Premium Bond Fund on December 3, 2001, pursuant to a plan of reorganization approved by the acquired funds' shareholders on November 16,
2001. Financial information prior to December 3, 2001 is that of American
Century Premium Bond Fund and is used in calculating the performance of
Diversified Bond.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 11/30/01, the date nearest the Investor Class's inception for which data are available.

(4) Class returns would have been lower if American Century had not voluntarily waived a portion of its distribution and service fees.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
3

Diversified Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made December 3, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
--------------------------------------------------------------------------------
                              2002*     2003       2004       2005       2006
--------------------------------------------------------------------------------
Investor Class                5.72%     5.19%      2.66%      2.82%      3.22%
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate Index          7.86%     5.41%      3.68%      2.80%      3.67%
--------------------------------------------------------------------------------
Citigroup US Broad
Investment-Grade Bond Index   7.72%     5.49%      3.82%      2.92%      3.71%
--------------------------------------------------------------------------------

*From 12/3/01, the Investor Class's inception date. Index data from 11/30/01, the date nearest the Investor Class's inception for which data are available.
 Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

Diversified Bond - Portfolio Commentary

PORTFOLIO MANAGERS: DAVE MACEWEN, BOB GAHAGAN, JIM KEEGAN, JEFF HOUSTON,
HANDO AGUILAR, BRIAN HOWELL, JOHN WALSH AND DAN SHIFFMAN

PERFORMANCE SUMMARY

Diversified Bond returned 3.38%* for the six months ended September 30, 2006. By comparison, two broad indices representing the taxable investment-grade U.S.
bond market -- the Citigroup US Broad Investment-Grade Bond Index (BIG), and the
Lehman Brothers U.S. Aggregate Index-- both returned 3.73%. The portfolio's results reflected operating expenses, while the indices returns did not.

Though the Fed's interest rate pause and one of the strongest quarterly bond rallies this decade boosted all sectors of the taxable investment-grade U.S.
bond market in the third quarter of 2006 (and for the full six-month period), they helped some sectors more than others. Relative performance between the sectors, sector weightings, and maturity and duration positioning helped determine the returns of Diversified Bond and the comparative indices.

SECTOR COMPOSITION OF THE PORTFOLIO AND THE INDICES

The market represented by the Citigroup BIG and the Lehman Aggregate consists primarily of three bond sectors: fixed-rate mortgage-backed securities (MBS),
Treasury securities, and corporate bonds. MBS are part of a broader
"securitized" sector that includes asset-backed securities (ABS), which are backed by payments from credit card debt, auto loans, and home-equity lines of credit; and commercial mortgage-backed securities (CMBS). This broad securitized sector represents over 40% of the taxable investment-grade market. Treasury and corporate securities, by contrast, each represent approximately 20-25% of the market, depending on what source you use and how you define the sectors.

Diversified Bond's market exposure is based on the Citigroup BIG. In 2006, we've tended to maintain an overweight position in the securitized sector because it has higher yields and less volatility than the Treasury sector,and higher credit quality than the corporate sector.

PORTFOLIO POSITIONING

Our investment approach uses a consistent, repeatable framework that seeks to identify the best relative value among the bond sectors described above. We actively apply a multi-step process, which includes yield

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                                AS OF              AS OF
                                               9/30/06            3/31/06
--------------------------------------------------------------------------------
Weighted Average Maturity                     4.7 years          6.6 years
--------------------------------------------------------------------------------
Average Duration (effective)                  4.7 years          4.7 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                                   4.72%
--------------------------------------------------------------------------------
Institutional Class                                              4.92%
--------------------------------------------------------------------------------
Advisor Class                                                    4.47%
--------------------------------------------------------------------------------
A Class                                                          4.28%
--------------------------------------------------------------------------------
B Class                                                          3.72%
--------------------------------------------------------------------------------
C Class                                                          3.72%
--------------------------------------------------------------------------------
R Class                                                          4.22%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are
 for Investor Class shares. Total returns for periods
 less than one year are not annualized.                             (continued)

------
5

Diversified Bond - Portfolio Commentary

curve/duration positioning, security selection, portfolio construction, and attribution analysis. The weighted average maturity of the portfolio must be three-and-a-half years or longer.

During the period, longer-duration positions were rewarded. When bonds rallied in the third quarter of the year, Diversified Bond's duration was slightly longer than neutral, giving performance a boost. Our strategy to overweight
"spread" products (non-Treasury securities such as corporates, MBS, ABS, and
CMBS) also benefited the fund since these sectors outperformed Treasurys during the period.

Within Diversified Bond's spread product overweight, we maintained an underweight corporate position as a means of protecting the fund from so-called event and "idiosyncratic" risks (such as leveraged buyouts, share buybacks and special dividends). Though corporates performed well, this underweight position turned out to be a plus for Diversified Bond, since we reallocated those assets into CMBS, which offered the highest excess returns in the taxable bond market.
We believe a corporate underweight position is warranted, given changing economic conditions, the peak in the credit cycle and historically tight valuations.

PORTFOLIO OBJECTIVE AND STRATEGIES

Diversified Bond is designed to serve as a core portfolio holding. Investors can benefit from exposure to a broad spectrum of bond sectors and from the fund's historically negative correlation with the major U.S. stock indices. In addition, the fund has historically delivered steady monthly income. Dividend income becomes even more important when there's potential for flat or rising interest rates -- it can provide return when there's little price action and help cushion the impact of price declines. And, because of its high overall credit quality and broad bond market exposure, Diversified Bond has the potential to perform well during periods of economic weakness and declining interest rates.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        9/30/06               3/31/06
--------------------------------------------------------------------------------
Mortgage-Backed
Securities                               25.6%                 22.7%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                        14.1%                 17.8%
--------------------------------------------------------------------------------
Corporate Bonds                          13.2%                 15.8%
--------------------------------------------------------------------------------
CMOs                                     11.8%                 14.6%
--------------------------------------------------------------------------------
U.S. Treasury Securities                 10.6%                  8.2%
--------------------------------------------------------------------------------
Asset-Backed Securities                   9.1%                  7.8%
--------------------------------------------------------------------------------
Municipal Securities                      1.3%                  0.2%
--------------------------------------------------------------------------------
Sovereign Governments
& Agencies                                0.4%                  0.5%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               4.7%                  3.6%
--------------------------------------------------------------------------------
Collateral Received
for Securities Lending                    9.2%                  8.8%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         9/30/06               3/31/06
--------------------------------------------------------------------------------
AAA                                        82%                   80%
--------------------------------------------------------------------------------
AA                                          3%                    3%
--------------------------------------------------------------------------------
A                                           7%                    9%
--------------------------------------------------------------------------------
BBB                                         8%                    7%
--------------------------------------------------------------------------------
BB                                          --                    1%
--------------------------------------------------------------------------------

------
6

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 34.3%

     $     21,426   FHLMC, 6.50%, 2/1/09(2)                        $     21,621
--------------------------------------------------------------------------------
           32,731   FHLMC, 6.50%, 12/1/12(2)                             33,314
--------------------------------------------------------------------------------
          242,736   FHLMC, 6.00%, 1/1/13(2)                             244,859
--------------------------------------------------------------------------------
           44,547   FHLMC, 7.00%, 11/1/13(2)                             45,742
--------------------------------------------------------------------------------
           71,870   FHLMC, 7.00%, 6/1/14(2)                              73,794
--------------------------------------------------------------------------------
          138,617   FHLMC, 6.50%, 6/1/16(2)                             141,601
--------------------------------------------------------------------------------
          229,216   FHLMC, 6.50%, 6/1/16(2)                             234,151
--------------------------------------------------------------------------------
        2,913,976   FHLMC, 5.00%, 11/1/17(2)                          2,873,136
--------------------------------------------------------------------------------
        4,812,670   FHLMC, 4.50%, 1/1/19(2)                           4,651,336
--------------------------------------------------------------------------------
       12,001,569   FHLMC, 5.00%, 1/1/21(2)                          11,802,410
--------------------------------------------------------------------------------
        9,044,945   FHLMC, 5.00%, 4/1/21(2)                           8,891,210
--------------------------------------------------------------------------------
           25,453   FHLMC, 7.00%, 9/1/27(2)                              26,285
--------------------------------------------------------------------------------
           40,454   FHLMC, 6.50%, 1/1/28(2)                              41,480
--------------------------------------------------------------------------------
            6,333   FHLMC, 7.00%, 2/1/28(2)                               6,540
--------------------------------------------------------------------------------
          236,934   FHLMC, 6.50%, 3/1/29(2)                             242,932
--------------------------------------------------------------------------------
          153,671   FHLMC, 6.50%, 6/1/29(2)                             157,536
--------------------------------------------------------------------------------
           24,815   FHLMC, 7.00%, 8/1/29(2)                              25,593
--------------------------------------------------------------------------------
           68,995   FHLMC, 7.50%, 8/1/29(2)                              71,731
--------------------------------------------------------------------------------
          172,413   FHLMC, 6.50%, 5/1/31(2)                             176,387
--------------------------------------------------------------------------------
            2,889   FHLMC, 6.50%, 5/1/31(2)                               2,956
--------------------------------------------------------------------------------
            3,736   FHLMC, 6.50%, 6/1/31(2)                               3,822
--------------------------------------------------------------------------------
           11,028   FHLMC, 6.50%, 6/1/31(2)                              11,282
--------------------------------------------------------------------------------
            2,297   FHLMC, 6.50%, 6/1/31(2)                               2,350
--------------------------------------------------------------------------------
           81,579   FHLMC, 6.50%, 6/1/31(2)                              83,460
--------------------------------------------------------------------------------
            4,894   FHLMC, 6.50%, 6/1/31(2)                               5,006
--------------------------------------------------------------------------------
           12,359   FHLMC, 6.50%, 6/1/31(2)                              12,644
--------------------------------------------------------------------------------
        2,828,959   FHLMC, 5.50%, 12/1/33(2)                          2,798,774
--------------------------------------------------------------------------------
       11,536,300   FNMA, 5.00%, settlement
                    date 10/12/06(3)                                 11,089,268
--------------------------------------------------------------------------------
       54,203,000   FNMA, 5.50%, settlement
                    date 10/12/06(3)                                 53,406,867
--------------------------------------------------------------------------------
       33,952,438   FNMA, 6.00%, settlement
                    date 10/12/06(3)                                 34,111,608
--------------------------------------------------------------------------------
       33,005,000   FNMA, 6.50%, settlement
                    date 10/12/06(3)                                 33,613,546
--------------------------------------------------------------------------------
       13,399,028   FNMA, 5.50%, settlement
                    date 10/17/06(3)                                 13,394,848
--------------------------------------------------------------------------------
           58,509   FNMA, 6.00%, 2/1/09(2)                               58,718
--------------------------------------------------------------------------------
           25,571   FNMA, 6.00%, 5/1/13(2)                               25,888
--------------------------------------------------------------------------------
           29,143   FNMA, 6.00%, 5/1/13(2)                               29,481
--------------------------------------------------------------------------------
           93,411   FNMA, 6.00%, 7/1/13(2)                               94,495
--------------------------------------------------------------------------------
          123,554   FNMA, 6.00%, 12/1/13(2)                             124,988
--------------------------------------------------------------------------------
          111,232   FNMA, 6.00%, 1/1/14(2)                              112,522
--------------------------------------------------------------------------------
          191,972   FNMA, 6.00%, 2/1/14(2)                              194,199
--------------------------------------------------------------------------------
          199,484   FNMA, 6.00%, 4/1/14(2)                              201,799
--------------------------------------------------------------------------------
        1,398,788   FNMA, 5.50%, 12/1/16(2)                           1,403,214
--------------------------------------------------------------------------------
          735,142   FNMA, 5.50%, 12/1/16(2)                             737,468
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
     $  4,802,716   FNMA, 4.50%, 5/1/19(2)                     $      4,641,821
--------------------------------------------------------------------------------
          125,975   FNMA, 6.50%, 1/1/26(2)                              129,108
--------------------------------------------------------------------------------
           16,706   FNMA, 7.00%, 12/1/27(2)                              17,252
--------------------------------------------------------------------------------
            6,551   FNMA, 6.50%, 1/1/28(2)                                6,713
--------------------------------------------------------------------------------
            7,469   FNMA, 7.00%, 1/1/28(2)                                7,713
--------------------------------------------------------------------------------
           34,642   FNMA, 7.50%, 4/1/28(2)                               35,986
--------------------------------------------------------------------------------
          115,786   FNMA, 7.00%, 5/1/28(2)                              119,530
--------------------------------------------------------------------------------
            7,484   FNMA, 7.00%, 6/1/28(2)                                7,726
--------------------------------------------------------------------------------
           31,744   FNMA, 6.50%, 1/1/29(2)                               32,534
--------------------------------------------------------------------------------
           79,850   FNMA, 6.50%, 4/1/29(2)                               81,843
--------------------------------------------------------------------------------
           44,040   FNMA, 7.00%, 7/1/29(2)                               45,425
--------------------------------------------------------------------------------
           47,609   FNMA, 7.00%, 7/1/29(2)                               49,148
--------------------------------------------------------------------------------
          114,809   FNMA, 7.50%, 7/1/29(2)                              119,192
--------------------------------------------------------------------------------
           32,673   FNMA, 7.00%, 5/1/30(2)                               33,679
--------------------------------------------------------------------------------
          147,182   FNMA, 7.50%, 8/1/30(2)                              152,439
--------------------------------------------------------------------------------
           68,633   FNMA, 7.50%, 9/1/30(2)                               71,085
--------------------------------------------------------------------------------
          346,257   FNMA, 7.00%, 9/1/31(2)                              356,594
--------------------------------------------------------------------------------
          176,434   FNMA, 6.50%, 1/1/32(2)                              180,450
--------------------------------------------------------------------------------
        1,729,225   FNMA, 7.00%, 6/1/32(2)                            1,780,312
--------------------------------------------------------------------------------
          717,548   FNMA, 6.50%, 8/1/32(2)                              733,884
--------------------------------------------------------------------------------
        3,756,468   FNMA, 5.50%, 6/1/33(2)                            3,712,483
--------------------------------------------------------------------------------
       18,767,321   FNMA, 5.50%, 7/1/33(2)                           18,547,576
--------------------------------------------------------------------------------
        3,103,865   FNMA, 5.50%, 8/1/33(2)                            3,067,522
--------------------------------------------------------------------------------
        4,096,233   FNMA, 5.50%, 9/1/33(2)                            4,048,270
--------------------------------------------------------------------------------
       10,064,638   FNMA, 5.00%, 11/1/33(2)                           9,708,352
--------------------------------------------------------------------------------
        8,231,168   FNMA, 5.50%, 1/1/34(2)                            8,134,789
--------------------------------------------------------------------------------
           45,555   GNMA, 7.50%, 8/20/17(2)                              46,898
--------------------------------------------------------------------------------
           80,847   GNMA, 7.00%, 11/15/22(2)                             83,453
--------------------------------------------------------------------------------
           61,266   GNMA, 8.75%, 3/15/25(2)                              65,906
--------------------------------------------------------------------------------
           16,881   GNMA, 7.00%, 4/20/26(2)                              17,392
--------------------------------------------------------------------------------
           33,886   GNMA, 7.50%, 8/15/26(2)                              35,347
--------------------------------------------------------------------------------
           16,366   GNMA, 8.00%, 8/15/26(2)                              17,352
--------------------------------------------------------------------------------
            2,416   GNMA, 7.50%, 4/15/27(2)                               2,522
--------------------------------------------------------------------------------
           37,727   GNMA, 7.50%, 5/15/27(2)                              39,369
--------------------------------------------------------------------------------
           22,687   GNMA, 8.00%, 6/15/27(2)                              24,051
--------------------------------------------------------------------------------
            2,369   GNMA, 7.50%, 11/15/27(2)                              2,472
--------------------------------------------------------------------------------
           15,298   GNMA, 7.00%, 2/15/28(2)                              15,805
--------------------------------------------------------------------------------
           27,841   GNMA, 7.50%, 2/15/28(2)                              29,015
--------------------------------------------------------------------------------
           23,064   GNMA, 6.50%, 3/15/28(2)                              23,733
--------------------------------------------------------------------------------
           28,249   GNMA, 7.00%, 4/15/28(2)                              29,185
--------------------------------------------------------------------------------
           13,906   GNMA, 6.50%, 5/15/28(2)                              14,309
--------------------------------------------------------------------------------
           69,804   GNMA, 6.50%, 5/15/28(2)                              71,828
--------------------------------------------------------------------------------
            3,097   GNMA, 6.50%, 5/15/28(2)                               3,186
--------------------------------------------------------------------------------
           18,614   GNMA, 7.00%, 12/15/28(2)                             19,231
--------------------------------------------------------------------------------
            6,345   GNMA, 8.00%, 12/15/29(2)                              6,732
--------------------------------------------------------------------------------
          174,809   GNMA, 7.00%, 5/15/31(2)                             180,608
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $238,312,267)                                                 237,830,681
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES -- 18.9%

     $ 22,380,000   FHLB, 4.25%, 4/16/07(2)                        $ 22,259,327
--------------------------------------------------------------------------------
        9,500,000   FHLB, 4.875%, 8/22/07(2)                          9,476,858
--------------------------------------------------------------------------------
        7,788,000   FHLB, 4.625%, 2/1/08(2)                           7,747,767
--------------------------------------------------------------------------------
        8,990,000   FHLB, 5.125%, 9/29/10(2)                          9,040,425
--------------------------------------------------------------------------------
        5,461,000   FHLMC, 5.50%, 3/28/16(2)                          5,511,269
--------------------------------------------------------------------------------
       18,070,000   FHLMC, 5.30%, 5/12/20(2)                         17,476,925
--------------------------------------------------------------------------------
       25,863,000   FNMA, 4.75%, 8/3/07(2)                           25,773,203
--------------------------------------------------------------------------------
       17,922,000   FNMA, 5.00%, 9/14/07(2)                          17,896,873
--------------------------------------------------------------------------------
       16,293,000   FNMA, 5.80%, 2/9/26(2)                           16,321,920
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $130,919,323)                                                 131,504,567
--------------------------------------------------------------------------------

CORPORATE BONDS -- 17.7%

AEROSPACE & DEFENSE -- 0.7%
--------------------------------------------------------------------------------
        1,468,000   Honeywell International Inc.,
                    5.70%, 3/15/36(2)                                 1,479,471
--------------------------------------------------------------------------------
          246,000   Lockheed Martin Corp.,
                    6.19%, 9/1/36  (Acquired 8/30/06,
                    Cost $247,729)(4)                                   258,685
--------------------------------------------------------------------------------
        1,683,000   United Technologies Corp.,
                    4.375%, 5/1/10(2)                                 1,645,028
--------------------------------------------------------------------------------
        1,450,000   United Technologies Corp.,
                    6.05%, 6/1/36(2)                                  1,543,351
--------------------------------------------------------------------------------
                                                                      4,926,535
--------------------------------------------------------------------------------

BEVERAGES -- 0.7%
--------------------------------------------------------------------------------
        1,540,000   Diageo Capital plc,
                    5.875%, 9/30/36(2)                                1,512,286
--------------------------------------------------------------------------------
        1,343,000   Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03,
                    Cost $1,338,394)(4)                               1,317,174
--------------------------------------------------------------------------------
        2,090,000   SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $2,088,516)(4)                               2,147,072
--------------------------------------------------------------------------------
                                                                      4,976,532
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 0.2%
--------------------------------------------------------------------------------
        1,459,000   Genentech, Inc.,
                    4.75%, 7/15/15(5)                                 1,403,624
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
        1,540,000   Masco Corp., 6.125%, 10/3/16                      1,532,051
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 1.3%
--------------------------------------------------------------------------------
        1,567,000   Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11(2)                                 1,553,221
--------------------------------------------------------------------------------
        1,056,000   Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(2)                                  1,026,519
--------------------------------------------------------------------------------
        1,943,000   Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(2)                                  1,914,967
--------------------------------------------------------------------------------
        1,670,000   Merrill Lynch & Co., Inc.,
                    6.05%, 5/16/16(2)                                 1,730,035
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $    895,000   Morgan Stanley,
                    4.00%, 1/15/10(2)                              $    864,359
--------------------------------------------------------------------------------
          806,000   Morgan Stanley,
                    4.25%, 5/15/10(2)                                   780,061
--------------------------------------------------------------------------------
          922,000   Morgan Stanley,
                    5.05%, 1/21/11(2)(5)                                914,502
--------------------------------------------------------------------------------
                                                                      8,783,664
--------------------------------------------------------------------------------

CHEMICALS(6)
--------------------------------------------------------------------------------
          246,000   Dow Chemical Co. (The),
                    7.375%, 11/1/29(2)                                  288,120
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 1.9%
--------------------------------------------------------------------------------
          246,000   Abbey National plc,
                    7.95%, 10/26/29(2)                                  310,526
--------------------------------------------------------------------------------
        2,641,000   Bank of America Corp.,
                    4.375%, 12/1/10(2)                                2,568,958
--------------------------------------------------------------------------------
        1,460,000   Capital One Financial Corp.,
                    5.70%, 9/15/11                                    1,471,854
--------------------------------------------------------------------------------
        1,432,000   PNC Bank N.A.,
                    4.875%, 9/21/17(2)                                1,361,813
--------------------------------------------------------------------------------
        1,047,000   PNC Funding Corp.,
                    5.125%, 12/14/10(2)(5)                            1,044,886
--------------------------------------------------------------------------------
        1,101,000   SouthTrust Corp.,
                    5.80%, 6/15/14(2)                                 1,122,591
--------------------------------------------------------------------------------
        1,191,000   Wachovia Bank N.A.,
                    4.80%, 11/1/14(2)                                 1,144,302
--------------------------------------------------------------------------------
        1,862,000   Wachovia Bank N.A.,
                    4.875%, 2/1/15(2)                                 1,796,401
--------------------------------------------------------------------------------
        1,647,000   Wells Fargo & Co.,
                    4.625%, 8/9/10(2)                                 1,622,601
--------------------------------------------------------------------------------
                                                                     12,443,932
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
          985,000   Waste Management, Inc.,
                    7.00%, 7/15/28                                    1,081,477
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.1%
--------------------------------------------------------------------------------
          806,000   American Express Centurion
                    Bank, 4.375%, 7/30/09(2)                            791,698
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.8%
--------------------------------------------------------------------------------
        1,343,000   American General Finance
                    Corp., Series 2002 H,
                    4.50%, 11/15/07(2)                                1,332,812
--------------------------------------------------------------------------------
        2,306,000   Citigroup Inc.,
                    5.00%, 9/15/14(2)                                 2,250,311
--------------------------------------------------------------------------------
          890,000   Citigroup Inc.,
                    6.125%, 8/25/36(2)                                  918,541
--------------------------------------------------------------------------------
        1,083,000   General Electric Capital Corp.,
                    6.125%, 2/22/11(2)                                1,124,709
--------------------------------------------------------------------------------
        2,193,000   HSBC Finance Corp.,
                    4.75%, 4/15/10(2)(5)                              2,165,557
--------------------------------------------------------------------------------
        1,137,000   HSBC Finance Corp.,
                    4.625%, 9/15/10(2)                                1,114,777
--------------------------------------------------------------------------------
        1,388,000   J.P. Morgan Chase & Co.,
                    6.75%, 2/1/11(2)                                  1,469,226
--------------------------------------------------------------------------------
        1,647,000   John Deere Capital Corp.,
                    4.50%, 8/25/08(2)                                 1,626,185
--------------------------------------------------------------------------------
                                                                     12,002,118
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
--------------------------------------------------------------------------------
     $  1,647,000   AT&T Corp.,
                    7.30%, 11/15/11                                $  1,787,067
--------------------------------------------------------------------------------
        1,150,000   AT&T Inc.,
                    6.80%, 5/15/36(5)                                 1,212,064
--------------------------------------------------------------------------------
          246,000   BellSouth Corp.,
                    6.875%, 10/15/31(2)(5)                              256,979
--------------------------------------------------------------------------------
          698,000   Embarq Corp.,
                    7.08%, 6/1/16                                       713,267
--------------------------------------------------------------------------------
        1,763,000   Telecom Italia Capital SA,
                    4.00%, 1/15/10                                    1,671,719
--------------------------------------------------------------------------------
          590,000   Verizon Communications Inc.,
                    5.55%, 2/15/16(2)                                   583,265
--------------------------------------------------------------------------------
                                                                      6,224,361
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.0%
--------------------------------------------------------------------------------
        1,585,000   Carolina Power & Light Co.,
                    5.15%, 4/1/15                                     1,552,167
--------------------------------------------------------------------------------
          770,000   Carolina Power & Light Co.,
                    5.25%, 12/15/15                                     758,474
--------------------------------------------------------------------------------
        1,690,000   CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                              1,710,198
--------------------------------------------------------------------------------
          819,000   FirstEnergy Corp., 7.375%,
                    11/15/31                                            949,795
--------------------------------------------------------------------------------
          850,000   Florida Power Corp., 4.50%,
                    6/1/10                                              829,693
--------------------------------------------------------------------------------
        1,101,000   Southern California Edison Co.,
                    5.625%, 2/1/36                                    1,072,228
--------------------------------------------------------------------------------
                                                                      6,872,555
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.4%
--------------------------------------------------------------------------------
        1,432,000   Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10(2)                                 1,387,721
--------------------------------------------------------------------------------
          246,000   Wal-Mart Stores, Inc.,
                    7.55%, 2/15/30(2)(5)                                303,087
--------------------------------------------------------------------------------
        1,495,000   Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35                                     1,403,151
--------------------------------------------------------------------------------
                                                                      3,093,959
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
        2,211,000   Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05 -- 11/28/05,
                    Cost $2,162,585)(4)                               2,151,599
--------------------------------------------------------------------------------
          246,000   Kellogg Co.,
                    7.45%, 4/1/31                                       297,807
--------------------------------------------------------------------------------
          246,000   Kraft Foods Inc.,
                    6.50%, 11/1/31(2)                                   266,369
--------------------------------------------------------------------------------
                                                                      2,715,775
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
--------------------------------------------------------------------------------
        1,531,000   Baxter Finco BV, 4.75%,
                    10/15/10(2)                                       1,505,392
--------------------------------------------------------------------------------
          880,000   Boston Scientific Corp.,
                    6.40%, 6/15/16                                      889,059
--------------------------------------------------------------------------------
                                                                      2,394,451
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 0.3%
--------------------------------------------------------------------------------
     $  1,826,000   Laboratory Corp. of
                    America Holdings,
                    5.625%, 12/15/15                               $  1,815,486
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 0.2%
--------------------------------------------------------------------------------
        1,390,000   Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                    1,412,183
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.2%
--------------------------------------------------------------------------------
        1,038,000   D.R. Horton, Inc.,
                    7.875%, 8/15/11(5)                                1,109,706
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 0.5%
--------------------------------------------------------------------------------
        3,858,000   General Electric Co.,
                    5.00%, 2/1/13(2)                                  3,819,520
--------------------------------------------------------------------------------

INSURANCE -- 0.8%
--------------------------------------------------------------------------------
        1,790,000   Allstate Financial Global
                    Funding, 4.25%, 9/10/08
                    (Acquired 9/3/03,
                    Cost $1,786,492)(2)(4)                            1,759,753
--------------------------------------------------------------------------------
          246,000   AXA SA, 8.60%, 12/15/30(2)                          314,979
--------------------------------------------------------------------------------
          850,000   Genworth Financial Inc.,
                    4.95%, 10/1/15(2)                                   817,441
--------------------------------------------------------------------------------
        1,969,000   Monumental Global Funding II,
                    3.85%, 3/3/08
                    (Acquired 2/5/03,
                    Cost $1,968,961)(2)(4)                            1,928,733
--------------------------------------------------------------------------------
          850,000   Prudential Financial, Inc.,
                    5.40%, 6/13/35(2)(5)                                794,248
--------------------------------------------------------------------------------
                                                                      5,615,154
--------------------------------------------------------------------------------

MEDIA -- 1.1%
--------------------------------------------------------------------------------
        2,337,000   Comcast Corp.,
                    5.90%, 3/15/16                                    2,342,270
--------------------------------------------------------------------------------
        2,202,000   Cox Communications, Inc.,
                    7.125%, 10/1/12                                   2,349,589
--------------------------------------------------------------------------------
        1,420,000   Knight-Ridder, Inc.,
                    7.125%, 6/1/11(2)                                 1,482,469
--------------------------------------------------------------------------------
          895,000   News America Holdings,
                    7.75%, 1/20/24                                      992,251
--------------------------------------------------------------------------------
          246,000   Time Warner Inc.,
                    7.625%, 4/15/31                                     272,541
--------------------------------------------------------------------------------
                                                                      7,439,120
--------------------------------------------------------------------------------

METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
          878,000   Alcan Inc., 4.50%, 5/15/13                          828,713
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 0.9%
--------------------------------------------------------------------------------
        1,450,000   Consolidated Edison Co. of
                    New York, 5.50%, 9/15/16(2)                       1,456,787
--------------------------------------------------------------------------------
        2,059,000   Dominion Resources Inc.,
                    4.125%, 2/15/08                                   2,026,823
--------------------------------------------------------------------------------
          824,000   Dominion Resources Inc.,
                    4.75%, 12/15/10                                     804,242
--------------------------------------------------------------------------------
        1,486,000   Nisource Finance Corp.,
                    5.25%, 9/15/17                                    1,389,334
--------------------------------------------------------------------------------
          859,000   Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                       866,882
--------------------------------------------------------------------------------
                                                                      6,544,068
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.3%
--------------------------------------------------------------------------------
     $    537,000   May Department Stores
                    Co. (The), 3.95%, 7/15/07                     $     529,907
--------------------------------------------------------------------------------
        1,432,000   May Department Stores
                    Co. (The), 4.80%, 7/15/09                         1,405,917
--------------------------------------------------------------------------------
          246,000   Target Corp.,
                    7.00%, 7/15/31(2)                                   288,398
--------------------------------------------------------------------------------
                                                                      2,224,222
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 1.5%
--------------------------------------------------------------------------------
        1,040,000   Anadarko Petroleum Corp.,
                    5.95%, 9/15/16                                    1,054,388
--------------------------------------------------------------------------------
          610,000   Anadarko Petroleum Corp.,
                    6.45%, 9/15/36                                      625,157
--------------------------------------------------------------------------------
          246,000   ConocoPhillips Holding Co.,
                    6.95%, 4/15/29                                      284,562
--------------------------------------------------------------------------------
          826,000   Devon Financing Corp., ULC,
                    7.875%, 9/30/31                                   1,009,730
--------------------------------------------------------------------------------
        2,507,000   Enterprise Products
                    Operating L.P.,
                    4.95%, 6/1/10                                     2,454,260
--------------------------------------------------------------------------------
          833,000   Enterprise Products
                    Operating L.P.,
                    6.65%, 10/15/34                                     836,670
--------------------------------------------------------------------------------
        1,956,000   Premcor Refining
                    Group Inc. (The),
                    6.125%, 5/1/11                                    1,999,877
--------------------------------------------------------------------------------
        1,092,000   XTO Energy Inc.,
                    5.30%, 6/30/15                                    1,061,064
--------------------------------------------------------------------------------
          868,000   XTO Energy Inc.,
                    6.10%, 4/1/36                                       861,535
--------------------------------------------------------------------------------
                                                                     10,187,243
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.3%
--------------------------------------------------------------------------------
        1,441,000   Abbott Laboratories,
                    5.875%, 5/15/16(2)                                1,495,539
--------------------------------------------------------------------------------
          716,000   Schering-Plough Corp.,
                    5.55%, 12/1/13(2)                                   719,382
--------------------------------------------------------------------------------
                                                                      2,214,921
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT-- 0.1%
--------------------------------------------------------------------------------
          806,000   ERP Operating L.P.,
                    5.125%, 3/15/16(5)                                  780,035
--------------------------------------------------------------------------------

ROAD & RAIL -- 0.4%
--------------------------------------------------------------------------------
        1,530,000   Burlington Northern Santa Fe
                    Corp., 6.20%, 8/15/36                             1,599,498
--------------------------------------------------------------------------------
          991,000   Norfolk Southern Corp.,
                    5.64%, 5/17/29                                      967,273
--------------------------------------------------------------------------------
                                                                      2,566,771
--------------------------------------------------------------------------------

SOFTWARE -- 0.2%
--------------------------------------------------------------------------------
        1,741,000   Oracle Corp., 5.00%, 1/15/11(2)                   1,726,008
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 0.2%
--------------------------------------------------------------------------------
        1,737,000   Home Depot, Inc. (The),
                    5.40%, 3/1/16(2)                                  1,728,687
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 0.2%
--------------------------------------------------------------------------------
        1,325,000   Residential Capital Corp.,
                    6.50%, 4/17/13                                    1,347,370
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
--------------------------------------------------------------------------------
     $  2,417,000   Nextel Communications Inc.,
                    5.95%, 3/15/14                                 $  2,367,500
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
(Cost $123,622,782)                                                 123,257,559
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) -- 15.7%

       20,982,285   Bank of America Commercial
                    Mortgage Inc. STRIPS -- COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.65%, 10/1/06(2)                                   465,492
--------------------------------------------------------------------------------
        2,921,331   Bank of America Large Loan,
                    Series 2005 MIB1, Class A1,
                    VRN, 5.48%, 10/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps,
                    (Acquired 11/18/05,
                    Cost $2,921,330)(2)(4)                            2,923,169
--------------------------------------------------------------------------------
        4,650,000   Bear Stearns Commercial
                    Mortgage Securities, Series 2006
                    BBA7, Class A1, VRN, 5.44%,
                    10/16/06, resets monthly off
                    the 1-month LIBOR plus 0.11%
                    with no caps (Acquired 6/5/06,
                    Cost $4,650,000)(2)(4)                            4,652,930
--------------------------------------------------------------------------------
       29,182,989   Bear Stearns Commercial
                    Mortgage Securities STRIPS --
                    COUPON, Series 2004 T16,
                    Class X2, VRN, 0.77%, 10/1/06(2)                    970,451
--------------------------------------------------------------------------------
       17,398,700   Commercial Mortgage
                    Acceptance Corp. STRIPS --
                    COUPON, Series 1998 C2,
                    Class X, VRN, 1.00%, 10/1/06(2)                     481,927
--------------------------------------------------------------------------------
        1,352,674   Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1, VRN,
                    5.43%, 10/15/06, resets
                    monthly off the 1-month LIBOR plus
                    0.10% with no caps (Acquired 3/18/05,
                    Cost $1,352,674)(2)(4)                            1,353,676
--------------------------------------------------------------------------------
        1,597,443   Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1, VRN,
                    5.48%, 10/16/06, resets
                    monthly off the 1-month LIBOR plus
                    0.15% with no caps (Acquired 11/18/05,
                    Cost $1,597,444)(2)(4)                            1,598,675
--------------------------------------------------------------------------------
        6,750,000   FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15                                    6,717,425
--------------------------------------------------------------------------------
        6,296,947   FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                    6,236,855
--------------------------------------------------------------------------------
        3,228,245   FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                   3,197,818
--------------------------------------------------------------------------------
           39,107   FNMA, Series 1989-35,
                    Class G SEQ, 9.50%, 7/25/19(2)                       41,979
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
     $  1,085,000   FNMA, Series 2003-92,
                    Class PD, 4.50%, 3/25/17                       $  1,055,248
--------------------------------------------------------------------------------
          292,325   GMAC Commercial
                    Mortgage Securities, Inc.,
                    Series 2002 C2, Class A1
                    SEQ, 4.32%, 10/15/38(2)                             290,969
--------------------------------------------------------------------------------
        6,804,000   GMAC Commercial
                    Mortgage Securities, Inc.,
                    Series 2005 C1, Class A2
                    SEQ, 4.47%, 5/10/43(2)                            6,669,254
--------------------------------------------------------------------------------
        8,791,000   Greenwich Capital Commercial
                    Funding Corp., Series 2005
                    GG3, Class A2 SEQ, VRN,
                    4.31%, 10/1/06(2)                                 8,593,888
--------------------------------------------------------------------------------
       12,565,000   Greenwich Capital Commercial
                    Funding Corp., Series 2005
                    GG5, Class A5, 5.22%,
                    4/10/37(2)(5)                                    12,460,622
--------------------------------------------------------------------------------
        5,729,000   LB-UBS Commercial
                    Mortgage Trust, Series 2005
                    C3, Class A3 SEQ, 4.65%,
                    7/30/30(2)                                        5,596,700
--------------------------------------------------------------------------------
        8,157,400   LB-UBS Commercial
                    Mortgage Trust, Series 2005
                    C3, Class A5 SEQ, 4.74%,
                    7/15/30(2)                                        7,831,577
--------------------------------------------------------------------------------
        5,814,000   LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1,
                    Class A4 SEQ, 5.16%,
                    2/15/31(2)                                        5,739,558
--------------------------------------------------------------------------------
        2,069,981   Lehman Brothers Floating
                    Rate Commercial Mortgage
                    Trust, Series 2005 LLFA,
                    Class A1, VRN, 5.43%, 10/15/06,
                    resets monthly off the 1-month LIBOR
                    plus 0.10% with no caps
                    (Acquired 7/25/05,
                    Cost $2,069,982)(2)(4)                            2,071,279
--------------------------------------------------------------------------------
        5,475,222   Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.41%, 10/16/06, resets monthly off
                    the 1-month LIBOR plus 0.08% with no caps
                    (Acquired 8/7/06 -- 9/25/06,
                    Cost $5,474,923)(2)(4)                            5,478,682
--------------------------------------------------------------------------------
          225,217   MASTR Alternative Loans
                    Trust, Series 2003-8, Class
                    4A1, 7.00%, 12/25/33(2)                             227,810
--------------------------------------------------------------------------------
        3,049,398   Morgan Stanley Capital I,
                    Series 2006 XLF, Class A1,
                    VRN, 5.42%, 10/16/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.09% with no caps
                    (Acquired 7/28/06,
                    Cost $3,049,398)(2)(4)                            3,051,325
--------------------------------------------------------------------------------
        3,378,381   Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.45%, 10/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                           3,378,381
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------
     $ 11,119,000   Wachovia Bank
                    Commercial Mortgage Trust,
                    Series 2006 C23, Class A4,
                    5.42%, 1/15/45(2)                              $ 11,166,500
--------------------------------------------------------------------------------
        2,275,000   Washington Mutual, Inc.,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35(2)                                 2,231,807
--------------------------------------------------------------------------------
        4,497,000   Washington Mutual, Inc.,
                    Series 2005 AR4, Class A4B,
                    VRN, 4.67%, 10/25/06(2)                           4,422,084
--------------------------------------------------------------------------------
          663,187   Washington Mutual, Inc.,
                    Series 2005 AR11, Class A1C1,
                    VRN, 5.53%, 10/25/06, resets
                    monthly off the 1-month LIBOR plus 0.20%
                    with a cap of 10.50%                                663,803
--------------------------------------------------------------------------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $109,994,900)                                                 109,569,884
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 14.2%

        2,180,000   U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)(5)                             2,937,892
--------------------------------------------------------------------------------
       11,817,000   U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)(5)                            14,846,962
--------------------------------------------------------------------------------
        1,356,000   U.S. Treasury Bonds,
                    6.125%, 11/15/27(2)(5)                            1,586,414
--------------------------------------------------------------------------------
        2,874,000   U.S. Treasury Bonds,
                    6.25%, 5/15/30(2)(5)                              3,454,864
--------------------------------------------------------------------------------
       14,012,092   U.S. Treasury Inflation
                    Indexed Notes, 2.00%,
                    1/15/16(2)(5)                                    13,694,634
--------------------------------------------------------------------------------
       24,043,000   U.S. Treasury Notes,
                    4.875%, 4/30/11(2)(5)                            24,318,196
--------------------------------------------------------------------------------
       33,600,000   U.S. Treasury Notes,
                    5.125%, 6/30/11(2)(5)                            34,352,069
--------------------------------------------------------------------------------
        3,553,000   U.S. Treasury Notes,
                    4.875%, 8/15/16(2)(5)                             3,621,285
--------------------------------------------------------------------------------

TOTAL U.S. TREASURY SECURITIES
(Cost $97,461,803)                                                   98,812,316
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(1) -- 12.1%

           10,106   ABSC Net Interest Margin,
                    Series 2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04,
                    Cost $10,080)(4)                                     10,088
--------------------------------------------------------------------------------
        2,686,709   Accredited Mortgage Loan
                    Trust, Series 2006-1,
                    Class A1, VRN, 5.39%, 10/25/06,
                    resets monthly off the 1-month LIBOR
                    plus 0.06% with no caps(2)                        2,688,730
--------------------------------------------------------------------------------
        3,822,926   Accredited Mortgage Loan
                    Trust, Series 2006-2,
                    Class A1, VRN, 5.37%, 10/25/06,
                    resets monthly off the 1-month LIBOR
                    plus 0.04% with no caps                           3,825,327
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
     $  1,306,314   Ameriquest Mortgage
                    Securities Inc., Series 2006 R1,
                    Class A2A, VRN, 5.41%, 10/25/06,
                    resets monthly off  the 1-month
                    LIBOR plus 0.08% with no caps                  $  1,307,372
--------------------------------------------------------------------------------
            2,630   AQ Finance Net Interest
                    Margin, Series 2004 RN5,
                    Class A, 5.19%, 6/29/34
                    (Acquired 6/24/04,
                    Cost $2,630)(4)                                       2,623
--------------------------------------------------------------------------------
        2,900,000   Argent Securities Inc.,
                    Series 2006 M3, Class A2A,
                    VRN, 5.38%, 10/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.05% with no caps(2)                        2,900,000
--------------------------------------------------------------------------------
        4,566,000   Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.39%,
                    10/15/06, resets monthly off
                    the 1-month LIBOR plus
                    0.06% with no caps(2)                             4,571,187
--------------------------------------------------------------------------------
        4,444,042   Centex Home Equity,
                    Series 2006 A, Class AV1,
                    VRN, 5.38%, 10/25/06,
                    resets monthly off the
                    1-month LIBOR plus 0.05%
                    with no caps(2)                                   4,446,833
--------------------------------------------------------------------------------
        5,030,467   CNH Equipment Trust,
                    Series 2004 A, Class A3A,
                    VRN, 5.40%, 10/16/06,
                    resets monthly off the
                    1-month LIBOR plus 0.07%
                    with no caps(2)                                   5,034,853
--------------------------------------------------------------------------------
          106,186   Countrywide Asset-Backed
                    Certificates, Series 2005-7,
                    Class 3AV1, VRN, 5.45%,
                    10/25/06, resets monthly off
                    the 1-month LIBOR plus
                    0.12% with no caps(2)                               106,255
--------------------------------------------------------------------------------
        1,031,071   Countrywide Asset-Backed
                    Certificates, Series 2005-8,
                    Class 2A1, VRN, 5.46%,
                    10/25/06, resets monthly off
                    the 1-month LIBOR plus
                    0.13% with no caps                                1,031,831
--------------------------------------------------------------------------------
        3,520,846   Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.40%,
                    10/25/06, resets monthly off
                    the 1-month LIBOR plus
                    0.07% with no caps                                3,523,275
--------------------------------------------------------------------------------
        2,264,827   Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.37%,
                    10/25/06, resets monthly off
                    the 1-month LIBOR plus
                    0.04% with no caps                                2,266,249
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
     $  3,795,069   Credit-Based Asset Servicing
                    and Securitization, Series 2006
                    CB3, Class AV1, VRN, 5.39%,
                    10/25/06, resets monthly off the
                    1-month LIBOR plus
                    0.06% with no caps(2)                          $  3,797,695
--------------------------------------------------------------------------------
        1,164,000   Detroit Edison Securitization
                    Funding LLC, Series 2001-1,
                    Class A4 SEQ, 6.19%, 3/1/13(2)                    1,207,911
--------------------------------------------------------------------------------
        5,036,037   First Franklin Mortgage Loan
                    Asset Backed Certificates,
                    Series 2006 FF11, Class 2A1,
                    VRN, 5.37%, 10/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(2)                        5,038,731
--------------------------------------------------------------------------------
        6,517,645   First Franklin Mortgage Loan
                    Asset Backed Certificates,
                    Series 2006 FF12, Class A2, VRN,
                    5.37%, 10/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(2)                        6,521,237
--------------------------------------------------------------------------------
        1,816,543   IndyMac Residential Asset
                    Backed Trust, Series 2006 B,
                    Class 2A1, VRN, 5.39%,
                    10/25/06, resets monthly off
                    the 1-month LIBOR plus 0.06%
                    with no caps                                      1,818,035
--------------------------------------------------------------------------------
        1,074,149   Long Beach Mortgage Loan
                    Trust, Series 2006-2, Class 2A1,
                    VRN, 5.40%, 10/25/06,
                    resets monthly off the 1-month LIBOR
                    plus 0.07% with no caps(2)                        1,074,984
--------------------------------------------------------------------------------
        5,317,445   Long Beach Mortgage Loan
                    Trust, Series 2006-6, Class 2A1,
                    VRN, 5.37%, 10/25/06,
                    resets monthly off the 1-month LIBOR
                    plus 0.04% with no caps                           5,320,784
--------------------------------------------------------------------------------
          398,135   Nomura Home Equity Loan, Inc.,
                    Series 2006 HE1, Class A1,
                    VRN, 5.41%, 10/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps(2)                          398,485
--------------------------------------------------------------------------------
          163,667   Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1,
                    VRN, 5.39%, 10/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps(2)                          163,781
--------------------------------------------------------------------------------
        7,522,815   NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A,
                    VRN, 5.42%, 10/25/06, resets
                    monthly off the 1-month LIBOR plus 0.09%
                    with a cap of 11.00%                              7,528,615
--------------------------------------------------------------------------------
          528,000   Residential Asset Securities
                    Corp., Series 2004 KS2,
                    Class MI1, 4.71%, 3/25/34(2)                        514,846
--------------------------------------------------------------------------------
        3,175,000   SLC Student Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.37%, 12/15/06, resets
                    quarterly off the 3-month LIBOR
                    minus 0.02% with no caps                          3,175,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
     $  1,988,810   SLM Student Loan Trust,
                    Series 2006-2, Class A1,
                    VRN, 5.36%, 10/25/06, resets
                    quarterly off the 3-month LIBOR
                    minus 0.03% with no caps                       $  1,989,973
--------------------------------------------------------------------------------
        1,214,727   SLM Student Loan Trust,
                    Series 2006-4, Class A1, VRN, 5.36%,
                    10/25/06, resets quarterly off
                    the 3-month LIBOR minus 0.03%
                    with no caps                                      1,215,462
--------------------------------------------------------------------------------
        2,680,000   SLM Student Loan Trust,
                    Series 2006-5, Class A2, VRN,
                    5.38%, 10/25/06, resets
                    quarterly off the 3-month LIBOR
                    minus 0.01% with no caps(2)                       2,678,076
--------------------------------------------------------------------------------
        3,625,000   SLM Student Loan Trust,
                    Series 2006-7, Class A1,
                    VRN, 5.35%, 10/25/06, resets
                    quarterly off the 3-month LIBOR
                    minus 0.04% with no caps(2)                       3,626,982
--------------------------------------------------------------------------------
        5,751,001   Soundview Home Equity
                    Loan Trust, Series 2006-3,
                    Class A1, VRN, 5.37%, 10/25/06,
                    resets monthly off the 1-month LIBOR
                    plus 0.04% with no caps(2)                        5,755,119
--------------------------------------------------------------------------------
          730,319   Structured Asset Securities
                    Corp., Series 2005 WF2,
                    Class A1, VRN, 5.41%, 10/25/06,
                    resets monthly off the 1-month LIBOR
                    plus 0.08% with no caps(2)                          730,723
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $84,193,208)                                                   84,271,062
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 1.8%

        9,200,000   Commonwealth of
                    Massachusetts Rev., 5.50%,
                    1/1/34 (FGIC)(2)                                 11,053,616
--------------------------------------------------------------------------------
        1,477,000   Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(2)                                  1,418,068
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $11,928,825)                                                   12,471,684
--------------------------------------------------------------------------------

SOVEREIGN GOVERNMENTS
& AGENCIES -- 0.5%

          246,000   Hydro Quebec,
                    8.40%, 1/15/22(2)                                   323,588
--------------------------------------------------------------------------------
        1,835,000   Province of Quebec,
                    5.00%, 7/17/09(2)(5)                              1,835,947
--------------------------------------------------------------------------------
        1,692,000   Republic of Italy,
                    4.00%, 6/16/08(2)(5)                              1,666,026
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $3,855,601)                                                     3,825,561
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 6.3%

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by
various U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $35,341,618), in a joint trading
account at 4.95%, dated 9/29/06, due 10/2/06
(Delivery value $34,656,290)(2)                                    $ 34,642,000
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury
obligations, 5.25% -- 6.00%,
2/15/26 -- 2/15/29, valued at $9,575,953),
in a joint trading account at 4.90%,
dated 9/29/06, due 10/2/06
(Delivery value $9,395,835)(2)                                        9,392,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $44,034,000)                                                   44,034,000
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(7) -- 12.3%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 5.37%,
dated 9/29/06, due 10/2/06
(Delivery value $55,024,612)                                         55,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 5.375%, dated
9/29/06, due 10/2/06
(Delivery value $30,747,541)                                         30,733,775
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES LENDING
(Cost $85,733,775)                                                   85,733,775
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 133.8%
(Cost $930,056,484)                                                 931,311,089
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (33.8)%                                         (235,040,795)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $696,270,294
================================================================================

See Notes to Financial Statements.                                  (continued)

------
13

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

FUTURES CONTRACTS

                                                             Underlying Face
          Contracts Purchased          Expiration Date       Amount at Value      Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------
    665  U.S. Treasury 2-Year Notes     December 2006          $135,992,500               $174,317
---------------------------------------------------------------------------------------------------------
  1,232  U.S. Treasury 5-Year Notes     December 2006           129,995,250                685,143
---------------------------------------------------------------------------------------------------------
                                                               $265,987,750               $859,460
                                                           ==============================================

                                                             Underlying Face
            Contracts Sold             Expiration Date       Amount at Value      Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------
     70  U.S. Long Bond                 December 2006            $7,868,438              $(148,908)
---------------------------------------------------------------------------------------------------------
    977  U.S. Treasury 10-Year Notes    December 2006           105,577,063               (956,838)
---------------------------------------------------------------------------------------------------------
                                                               $113,445,501            $(1,105,746)
                                                           ==============================================

SWAP AGREEMENTS

Notional        Description of                          Expiration        Unrealized
Amount          Agreement                               Date              Gain (Loss)
-------------------------------------------------------------------------------------
CREDIT DEFAULT
-------------------------------------------------------------------------------------
$10,500,000     Pay quarterly a fixed rate equal to     December 2010     $(55,652)
                0.85% multiplied by the notional
                amount and receive from Barclays
                Capital, Inc. upon each default
                event of one of the issues of
                Dow Jones  CDX N.A. Investment
                Grade High Volume 5,  par value
                of the proportional notional amount.
-------------------------------------------------------------------------------------
20,000,000      Pay quarterly a fixed rate equal       June 2011           (31,967)
                to 0.40% multiplied by the
                notional amount and receive
                from Barclays Capital, Inc. upon
                each default event of one of the
                issues of Dow Jones  CDX N.A.
                Investment Grade 6, par value
                of the proportional notional amount.
-------------------------------------------------------------------------------------
10,000,000      Pay quarterly a fixed rate equal       June 2011            (6,477)
                to 0.75% multiplied by the
                notional amount and receive
                from Deutsche Bank AG upon each
                default event of one of the issues
                of Dow Jones CDX N.A. Investment
                Grade 6, par value  of the
                proportional notional amount.
-------------------------------------------------------------------------------------
INTEREST RATE
-------------------------------------------------------------------------------------
5,736,000       Receive semiannually a fixed rate     November 2030        385,240
                equal to 5.6965% and pay quarterly
                a variable  rate based on the
                3-month LIBOR with Barclays
                Capital, Inc.
-------------------------------------------------------------------------------------
                                                                          $291,144
                                                                     ================

See Notes to Financial Statements.                                  (continued)

------
14

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.
CDX = Credit Derivative Indexes
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. -- UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2006.

(1) Final maturity indicated, unless otherwise noted.

(2) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.

(3) Forward commitment.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at September 30, 2006 was
    $30,705,463, which represented 4.4% of total net assets.

(5) Security, or a portion thereof, was on loan as of September 30, 2006

(6) Industry is less than 0.05% of total net assets.

(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
15

High-Yield - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                                                   --------------------------
                                                                     AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------------------------
                                                                                    SINCE      INCEPTION
                                    6 MONTHS(1)        1 YEAR        5 YEARS      INCEPTION      DATE
----------------------------------------------------------------------------------------------------------
INVESTOR CLASS                        2.67%(2)         5.90%(2)      8.61%(2)      3.40%(2)     9/30/97
----------------------------------------------------------------------------------------------------------
MERRILL LYNCH US HIGH YIELD
MASTER II CONSTRAINED INDEX(3)        3.71%            7.22%        10.34%         5.71%          --
----------------------------------------------------------------------------------------------------------
CSFB HIGH YIELD INDEX II              3.94%            7.77%        11.32%         6.19%          --
----------------------------------------------------------------------------------------------------------
LIPPER HIGH CURRENT YIELD
FUNDS AVERAGE RETURN(4)               3.10%            6.69%         9.11%         4.00%          --
----------------------------------------------------------------------------------------------------------
Investor Class's Lipper Ranking(4)      --           334 of 458    191 of 321   118 of 162        --
----------------------------------------------------------------------------------------------------------
Institutional Class                   2.77%(2)         6.11%(2)        --          6.43%(2)      8/2/04
----------------------------------------------------------------------------------------------------------
Advisor Class                         2.54%(2)         5.64%(2)        --          7.70%(2)      3/8/02
----------------------------------------------------------------------------------------------------------
A Class       No sales charge*        2.54%(2)         5.64%(2)        --          8.83%(2)     1/31/03
              With sales charge*     -2.07%(2)         0.91%(2)        --          7.48%(2)
----------------------------------------------------------------------------------------------------------
B Class       No sales charge*        2.16%(2)         4.85%(2)        --          8.02%(2)     1/31/03
              With sales charge*     -2.84%(2)         0.85%(2)        --          7.35%(2)
----------------------------------------------------------------------------------------------------------
C Class       No sales charge*        2.15%(2)         4.85%(2)        --          6.72%(2)    12/10/01
              With sales charge*      1.16%(2)         4.85%(2)        --          6.72%(2)
----------------------------------------------------------------------------------------------------------
R Class                               2.41%(2)         5.37%(2)        --          3.99%(2)     7/29/05
----------------------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Class returns would have been lower if American Century had not voluntarily waived a portion of its management fees and reimbursed a portion of its distribution and service fees, as applicable.

(3) In September of 2006, the fund's benchmark changed from the CSFB High Yield
    Index II to the Merrill Lynch US High Yield Master II Constrained Index. The
    fund's investment advisor believes this index better represents the fund's portfolio composition.

(4) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
16

High-Yield - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 30, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
----------------------------------------------------------------------------------------------------
                               1998   1999    2000     2001    2002    2003    2004   2005    2006
----------------------------------------------------------------------------------------------------
Investor Class                -0.45%  3.37%  -1.80%  -11.54%   3.86%  18.81%  10.67%  4.51%  5.90%*
----------------------------------------------------------------------------------------------------
Merrill Lynch US High Yield
Master II Constrained Index    2.48%  3.86%   0.89%   -6.13%  -1.08%  28.80%  12.33%  6.59%  7.22%
----------------------------------------------------------------------------------------------------
CSFB High Yield Index II      -0.71%  4.48%   1.47%   -4.59%   2.85%  28.05%  13.32%  6.31%  7.77%
----------------------------------------------------------------------------------------------------

*Returns would have been lower, along with the ending value, if a portion of the class's management fees had not been waived during the period.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
17

High-Yield - Portfolio Commentary

PORTFOLIO MANAGERS: MIKE DIFLEY AND JIM KEEGAN

PERFORMANCE SUMMARY

High-Yield generated a 2.67%* total return for the six months ended September
30, 2006. By comparison, the CSFB High Yield Index II and the Merrill Lynch US
High Yield Master II Constrained Index -- representing the U.S. corporate high-yield bond market -- returned 3.94% and 3.71%, respectively. The portfolio's results reflected operating expenses, while the indices' returns did not. The portfolio's performance relative to the indices can be attributed to our industry positioning and our emphasis on higher-credit-quality securities.

HIGH-YIELD BOND MARKET PERSPECTIVE

Corporate high-yield bonds -- which tend to behave somewhere between stocks and bonds -- outperformed most other fixed-income sectors during the reporting period. That's not surprising, given that lower-quality bonds generally outperformed higher-quality securities. The third quarter of 2006 also saw the corporate high-yield sector enjoy its highest quarterly returns since the fourth quarter of 2004.

The yield pick up (credit spread) between higher- and lower-rated corporate high-yield bonds remained at historically low levels, reflecting outperformance by lower-rated securities. According to Merrill Lynch's constrained index, the riskiest class of bonds -- those rated triple-C or lower -- generated a 6.55%
return. Single-B bonds finished with a 3.58% gain. Bonds rated double-B -- one credit notch below investment-grade status -- returned 2.98%.

Defaults by corporate high-yield bond issuers remained near all-time lows, providing a helpful backdrop. Moody's global speculative-grade issuer default rate finished at 1.46% for the 12 months ended September 30, 2006. That was down moderately from 1.64% at the end of March and substantially below the recent-cycle peak of 10.89% reached in January 2002. In addition, slower refinancing activity tempered new bond issuance, supporting prices.

PORTFOLIO POSITIONING & STRATEGY

Our investment approach uses a consistent, repeatable framework that seeks to identify the best relative values within the corporate high-yield bond sector.
We actively apply a multi-step process, which includes security selection, credit-quality emphasis, portfolio construction, and attribution analysis.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                           AS OF                 AS OF
                                          9/30/06               3/31/06
--------------------------------------------------------------------------------
Weighted Average Maturity                4.5 years             6.6 years
--------------------------------------------------------------------------------
Average Duration
(effective)                              4.0 years             3.9 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2006*
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                                 6.46%
--------------------------------------------------------------------------------
Institutional Class                                            6.72%
--------------------------------------------------------------------------------
Advisor Class                                                  6.26%
--------------------------------------------------------------------------------
A Class                                                        5.97%
--------------------------------------------------------------------------------
B Class                                                        5.51%
--------------------------------------------------------------------------------
C Class                                                        5.50%
--------------------------------------------------------------------------------
R Class                                                        6.00%
--------------------------------------------------------------------------------

*The yields presented reflect the waiver of a portion of the fund's management fees. Without such waiver, the 30-day yields would have been lower.

*All fund returns referenced in this commentary are for
 Investor Class shares. Total returns for periods less
 than one year are not annualized.                                  (continued)

------
18

High-Yield - Portfolio Commentary

In keeping with this investment process, we concentrated the bulk of the portfolio in single-B credits, while allocating the second-biggest slice to double-B names. With credit spreads and the yield pick up at historically low levels, we considered the risk/reward of triple-C and lower credits relatively unattractive. Consequently, we maintained an underweight position in bottom-tier credits compared with the Merrill Lynch US High Yield Master II Constrained
Index. This helped to keep the portfolio default-free for the six months, but fund performance was curtailed given the outperformance of lower-quality high-yield bonds.

The corporate high-yield market has experienced extremely narrow performance in
2006, with the biggest returns generally concentrated among a handful of sectors, where we perceived questionable long-term fundamentals in some instances. In autos, for example, we avoided Ford and General Motors bonds, instead overweighting the securities of these companies' financial subsidiaries, which significantly outperformed the indices over the reporting period. Also, in
Cable TV -- one of the market's better-performing industries-- the portfolio benefited from holdings of CCH I, LLC/CCH I Capital Corp., and CCH II, LLC/CCH
II Capital Corp., affiliates of Charter Communications.

HIGH-YIELD'S PLACE IN A DIVERSIFIED PORTFOLIO

High-Yield is designed to seek some of the highest income opportunities available for bond funds, though any rewards come in exchange for higher credit risk. The fund is meant for investors accustomed to volatility who can tolerate relatively high share price fluctuation for a bond fund and want to diversify equity-heavy portfolios with fixed-income securities that have a similar risk/return profile.

High-Yield should serve as a specialty slice of an investor's portfolio rather than as a "core" bond holding. High-Yield can be an effective diversifier for government bond-heavy portfolios because it can perform relatively well during periods of economic expansion and rising interest rates, as we've seen in 2006.
But it can lag government bond portfolios during periods of economic weakness and falling interest rates.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/06               3/31/06
--------------------------------------------------------------------------------
AAA                                        13%                    6%
--------------------------------------------------------------------------------
A                                           1%                    1%
--------------------------------------------------------------------------------
BBB                                         3%                    2%
--------------------------------------------------------------------------------
BB                                         30%                   34%
--------------------------------------------------------------------------------
B                                          47%                   51%
--------------------------------------------------------------------------------
CCC or lower                                6%                    6%
--------------------------------------------------------------------------------

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/06               3/31/06
--------------------------------------------------------------------------------
Media                                     8.4%                  9.4%
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                          7.8%                  8.1%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                 7.4%                  8.7%
--------------------------------------------------------------------------------
Wireless Telecommunication
Services                                  5.5%                  5.6%
--------------------------------------------------------------------------------
Diversified Telecommunication
Services                                  5.1%                  3.8%
--------------------------------------------------------------------------------

------
19

High-Yield - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 84.3%

AEROSPACE & DEFENSE -- 1.4%
--------------------------------------------------------------------------------
      $   400,000   DRS Technologies, Inc.,
                    7.625%, 2/1/18(1)                               $   408,000
--------------------------------------------------------------------------------
          350,000   L-3 Communications Corp.,
                    6.125%, 7/15/13                                     342,125
--------------------------------------------------------------------------------
          250,000   L-3 Communications Corp.,
                    6.375%, 10/15/15                                    244,375
--------------------------------------------------------------------------------
                                                                        994,500
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
          250,000   Nortek Inc., 8.50%, 9/1/14(1)                       237,500
--------------------------------------------------------------------------------

CHEMICALS -- 3.4%
--------------------------------------------------------------------------------
          850,000   Huntsman ICI Chemicals,
                    10.125%, 7/1/09(5)                                  866,999
--------------------------------------------------------------------------------
           46,000   IMC Global Inc.,
                    10.875%, 6/1/08(1)                                   49,278
--------------------------------------------------------------------------------
          441,000   Lyondell Chemical Co.,
                    9.50%, 12/15/08(5)                                  455,884
--------------------------------------------------------------------------------
          600,000   Lyondell Chemical Co.,
                    8.25%, 9/15/16                                      612,000
--------------------------------------------------------------------------------
          400,000   Nell AF SARL, 8.375%,
                    8/15/15 (Acquired 8/4/05,
                    Cost $400,000)(1)(2)                                399,000
--------------------------------------------------------------------------------
                                                                      2,383,161
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 2.7%
--------------------------------------------------------------------------------
          750,000   Allied Waste North
                    America, Inc., 6.375%,
                    4/15/11(1)                                          735,000
--------------------------------------------------------------------------------
          500,000   Cenveo Corp., 7.875%,
                    12/1/13(1)                                          476,250
--------------------------------------------------------------------------------
          700,000   Corrections Corp. of America,
                    6.25%, 3/15/13(5)                                   689,500
--------------------------------------------------------------------------------
                                                                      1,900,750
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.3%
--------------------------------------------------------------------------------
          250,000   Lucent Technologies Inc.,
                    6.45%, 3/15/29                                      223,750
--------------------------------------------------------------------------------
          675,000   Nordic Telephone Co.
                    Holdings ApS, 8.875%, 5/1/16
                    (Acquired 4/26/06 -- 5/5/06,
                    Cost $693,594)(2)(5)                                712,968
--------------------------------------------------------------------------------
                                                                        936,718
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.7%
--------------------------------------------------------------------------------
          500,000   Xerox Corp., 6.875%, 8/15/11                        517,500
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.4%
--------------------------------------------------------------------------------
          400,000   ACIH Inc., VRN, 0.00%,
                    12/15/07 (Acquired 12/21/04,
                    Cost $287,164)(2)(3)                                268,000
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 2.5%
--------------------------------------------------------------------------------
      $   500,000   Ball Corp., 6.875%, 12/15/12                    $   506,250
--------------------------------------------------------------------------------
          250,000   Ball Corp., 6.625%, 3/15/18                         246,250
--------------------------------------------------------------------------------
          250,000   BWAY Corp., 10.00%, 10/15/10                        263,750
--------------------------------------------------------------------------------
          250,000   Graham Packaging Co. Inc.,
                    8.50%, 10/15/12(1)                                  248,750
--------------------------------------------------------------------------------
          500,000   Graham Packaging Co. Inc.,
                    9.875%, 10/15/14(1)                                 493,750
--------------------------------------------------------------------------------
                                                                      1,758,750
--------------------------------------------------------------------------------

DISTRIBUTORS -- 0.6%
--------------------------------------------------------------------------------
          500,000   Amscan Holdings Inc.,
                    8.75%, 5/1/14                                       455,000
--------------------------------------------------------------------------------

DIVERSIFIED -- 4.5%
--------------------------------------------------------------------------------
        1,200,000   Dow Jones CDX N.A. High
                    Yield Secured Note, 7.125%,
                    12/29/11 (Acquired 9/27/06,
                    Cost $1,197,000)(2)(4)                            1,194,750
--------------------------------------------------------------------------------
        2,000,000   Dow Jones CDX N.A. High
                    Yield Secured Note, 8.375%,
                    12/29/11 (Acquired 9/27/06,
                    Cost $1,999,850)(2)(4)                            1,996,875
--------------------------------------------------------------------------------

                                                                      3,191,625
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 4.7%
--------------------------------------------------------------------------------
          400,000   Ford Motor Credit Co.,
                    6.625%, 6/16/08(1)                                  394,108
--------------------------------------------------------------------------------
          600,000   Ford Motor Credit Co.,
                    7.375%, 10/28/09(5)                                 583,474
--------------------------------------------------------------------------------
          600,000   Ford Motor Credit Co.,
                    7.25%, 10/25/11(5)                                  566,429
--------------------------------------------------------------------------------
          250,000   General Motors Acceptance Corp.,
                    6.15%, 4/5/07                                       249,745
--------------------------------------------------------------------------------
          500,000   General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                     497,865
--------------------------------------------------------------------------------
          750,000   General Motors Acceptance Corp.,
                    6.75%, 12/1/14(1)                                   733,320
--------------------------------------------------------------------------------
          325,000   General Motors Acceptance Corp.,
                    8.00%, 11/1/31(1)                                   340,753
--------------------------------------------------------------------------------
                                                                      3,365,694
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.1%
--------------------------------------------------------------------------------
          586,000   AT&T Corp., 7.30%, 11/15/11(5)                      635,835
--------------------------------------------------------------------------------
          325,000   Citizens Communications Co.,
                    6.25%, 1/15/13                                      317,688
--------------------------------------------------------------------------------
          500,000   Embarq Corp., 7.08%, 6/1/16(5)                      510,937
--------------------------------------------------------------------------------
          200,000   Intelsat Bermuda Ltd., 9.25%,
                    6/15/16 (Acquired 6/19/06,
                    Cost $200,000)(1)(2)                                211,250
--------------------------------------------------------------------------------
          250,000   Intelsat Subsidiary Holding
                    Co. Ltd., 8.25%, 1/15/13                            254,375
--------------------------------------------------------------------------------
          500,000   Intelsat Subsidiary Holding
                    Co. Ltd., 8.625%, 1/15/15(5)                        513,750
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
20

High-Yield - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $   550,000  Qwest Communications
                   International Inc.,
                   7.50%, 2/15/14(1)                                $   554,125
--------------------------------------------------------------------------------
          550,000  Qwest Corp., 7.875%, 9/1/11(5)                       580,250
--------------------------------------------------------------------------------
                                                                      3,578,210
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.4%
--------------------------------------------------------------------------------
          300,000   MSW Energy Holdings LLC/
                    MSW Energy Finance Co., Inc.,
                    8.50%, 9/1/10                                       310,500
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.4%
--------------------------------------------------------------------------------
          500,000   Celestica Inc., 7.625%, 7/1/13(1)                   498,750
--------------------------------------------------------------------------------
          500,000   Flextronics International Ltd.,
                    6.50%, 5/15/13(1)                                   497,500
--------------------------------------------------------------------------------
                                                                        996,250
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 1.5%
--------------------------------------------------------------------------------
          600,000   Hanover Compressor Co.,
                    8.625%, 12/15/10(5)                                 627,000
--------------------------------------------------------------------------------
          400,000   Universal Compression Inc.,
                    7.25%, 5/15/10(1)                                   405,000
--------------------------------------------------------------------------------
                                                                      1,032,000
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.7%
--------------------------------------------------------------------------------
          500,000   Ingles Markets, Inc.,
                    8.875%, 12/1/11(1)                                  523,750
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
--------------------------------------------------------------------------------
          650,000   Universal Hospital Services
                    Inc., 10.125%, 11/1/11(5)                           685,750
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 1.6%
--------------------------------------------------------------------------------
          585,000   Genesis HealthCare Corp.,
                    8.00%, 10/15/13(5)                                  609,862
--------------------------------------------------------------------------------
          250,000   HealthSouth Corp., 10.75%,
                    6/15/16 (Acquired 6/9/06,
                    Cost $246,263)(1)(2)                                256,563
--------------------------------------------------------------------------------
          250,000   Omnicare Inc.,
                    6.875%, 12/15/15                                    244,063
--------------------------------------------------------------------------------
                                                                      1,110,488
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 7.3%
--------------------------------------------------------------------------------
          500,000   Herbst Gaming Inc.,
                    8.125%, 6/1/12                                      513,125
--------------------------------------------------------------------------------
          650,000   Intrawest Corp.,
                    7.50%, 10/15/13(5)                                  701,187
--------------------------------------------------------------------------------
          600,000   Majestic Star Casino LLC/
                    Majestic Star Casino Capital Corp.,
                    9.50%, 10/15/10(5)                                  616,499
--------------------------------------------------------------------------------
           34,000   Mandalay Resort Group,
                    9.375%, 2/15/10(1)                                   36,508
--------------------------------------------------------------------------------
          500,000   MGM Mirage, 8.50%, 9/15/10                          534,375
--------------------------------------------------------------------------------
          300,000   MGM Mirage, 6.75%, 9/1/12                           297,375
--------------------------------------------------------------------------------
          400,000   Penn National Gaming, Inc.,
                    6.875%, 12/1/11(1)                                  404,000
--------------------------------------------------------------------------------
          300,000   Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                      304,788
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $   300,000   Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                 $   300,493
--------------------------------------------------------------------------------
          250,000   Six Flags Inc., 8.875%, 2/1/10                      240,625
--------------------------------------------------------------------------------
          250,000   Six Flags Inc., 9.75%,
                    4/15/13(1)                                          226,250
--------------------------------------------------------------------------------
          500,000   Trump Entertainment
                    Resorts, Inc., 8.50%, 6/1/15(1)                     480,625
--------------------------------------------------------------------------------
          500,000   Wynn Las Vegas LLC,
                    6.625%, 12/1/14(1)                                  487,500
--------------------------------------------------------------------------------
                                                                      5,143,350
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 1.4%
--------------------------------------------------------------------------------
          500,000   KB Home, 6.375%, 8/15/11(5)                         485,589
--------------------------------------------------------------------------------
          500,000   Sealy Mattress Co.,
                    8.25%, 6/15/14(5)                                   512,500
--------------------------------------------------------------------------------
                                                                        998,089
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS
& ENERGY TRADERS -- 2.4%
--------------------------------------------------------------------------------
          450,000   AES Corp. (The),
                    8.875%, 2/15/11                                     483,750
--------------------------------------------------------------------------------
          500,000   AES Corp. (The), 8.75%,
                    5/15/13 (Acquired 5/1/03,
                    Cost $500,000)(2)                                   538,750
--------------------------------------------------------------------------------
          650,000   NRG Energy Inc.,
                    7.375%, 2/1/16                                      647,563
--------------------------------------------------------------------------------
                                                                      1,670,063
--------------------------------------------------------------------------------

IT SERVICES -- 1.2%
--------------------------------------------------------------------------------
          450,000   SunGard Data Systems Inc.,
                    9.125%, 8/15/13(1)                                  468,000
--------------------------------------------------------------------------------
          350,000   SunGard Data Systems Inc.,
                    10.25%, 8/15/15(1)                                  362,250
--------------------------------------------------------------------------------
                                                                        830,250
--------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES -- 0.6%
--------------------------------------------------------------------------------
          400,000   Fisher Scientific International
                    Inc., 6.75%, 8/15/14                                409,000
--------------------------------------------------------------------------------

MACHINERY(6)
--------------------------------------------------------------------------------
           21,000   Terex Corp., 7.375%, 1/15/14                         21,210
--------------------------------------------------------------------------------

MEDIA -- 8.4%
--------------------------------------------------------------------------------
          200,000   Cablevision Systems Corp.,
                    8.00%, 4/15/12(5)                                   203,500
--------------------------------------------------------------------------------
          350,000   Cadmus Communications Corp.,
                    8.375%, 6/15/14                                     340,375
--------------------------------------------------------------------------------
          248,000   CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15                                     226,920
--------------------------------------------------------------------------------
          550,000   CCH II, LLC/CCH II Capital Corp.,
                    10.25%, 9/15/10                                     563,750
--------------------------------------------------------------------------------
          750,000   Cinemark Inc., VRN, 0.00%,
                    3/15/09(3)                                          601,874
--------------------------------------------------------------------------------
          500,000   CSC Holdings, Inc., 8.125%,
                    8/15/09                                             520,625
--------------------------------------------------------------------------------
          250,000   CSC Holdings, Inc., 7.25%,
                    4/15/12 (Acquired 8/5/04,
                    Cost $241,250)(2)(5)                                250,313
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
21

High-Yield - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $   500,000   Dex Media Inc., 8.00%,
                    11/15/13                                        $   498,750
--------------------------------------------------------------------------------
          500,000   DirecTV Holdings LLC/DirecTV
                    Financing Co., Inc., 8.375%,
                    3/15/13(5)                                          520,625
--------------------------------------------------------------------------------
          500,000   Echostar DBS Corp.,
                    6.375%, 10/1/11(5)                                  488,125
--------------------------------------------------------------------------------
          250,000   Fisher Communications, Inc.,
                    8.625%, 9/15/14                                     260,625
--------------------------------------------------------------------------------
          500,000   Mediacom LLC, 9.50%,
                    1/15/13(1)                                          513,750
--------------------------------------------------------------------------------
          300,000   MediaNews Group, Inc.,
                    6.875%, 10/1/13                                     279,000
--------------------------------------------------------------------------------
          400,000   Primedia Inc., 8.875%, 5/15/11(1)                   393,000
--------------------------------------------------------------------------------
          300,000   Primedia Inc., 8.00%, 5/15/13                       273,750
--------------------------------------------------------------------------------
                                                                      5,934,982
--------------------------------------------------------------------------------

METALS & MINING -- 0.8%
--------------------------------------------------------------------------------
          550,000   IPSCO Inc., 8.75%, 6/1/13                           588,500
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 1.5%
--------------------------------------------------------------------------------
          500,000   CMS Energy Corp.,
                    7.50%, 1/15/09(1)(5)                                517,500
--------------------------------------------------------------------------------
          500,000   CMS Energy Corp.,
                    7.75%, 8/1/10(5)                                    527,500
--------------------------------------------------------------------------------
                                                                      1,045,000
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.5%
--------------------------------------------------------------------------------
          350,000   Neiman Marcus Group Inc.,
                    10.375%, 10/15/15(1)                                379,750
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 7.8%
--------------------------------------------------------------------------------
          250,000   Chesapeake Energy Corp.,
                    7.625%, 7/15/13(5)                                  256,563
--------------------------------------------------------------------------------
          600,000   Chesapeake Energy Corp.,
                    7.50%, 6/15/14(5)                                   609,750
--------------------------------------------------------------------------------
          800,000   El Paso Corp., 7.875%,
                    6/15/12(1)                                          833,999
--------------------------------------------------------------------------------
          300,000   El Paso Corp., 7.80%, 8/1/31(5)                     309,000
--------------------------------------------------------------------------------
          650,000   Forest Oil Corp.,
                    7.75%, 5/1/14(1)                                    659,749
--------------------------------------------------------------------------------
          390,000   Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                      413,400
--------------------------------------------------------------------------------
          400,000   Massey Energy Co., 6.625%,
                    11/15/10                                            392,000
--------------------------------------------------------------------------------
          250,000   Massey Energy Co., 6.875%,
                    12/15/13                                            227,500
--------------------------------------------------------------------------------
          520,000   Pacific Energy Partners L.P./
                    Pacific Energy Finance Corp.,
                    7.125%, 6/15/14(5)                                  533,000
--------------------------------------------------------------------------------
          500,000   Range Resources Corp.,
                    7.375%, 7/15/13(5)                                  505,000
--------------------------------------------------------------------------------
          250,000   Tesoro Corp., 6.25%,
                    11/1/12 (Acquired 7/25/06,
                    Cost $238,125)(1)(2)                                242,188
--------------------------------------------------------------------------------
          500,000   Williams Companies, Inc. (The),
                    8.125%, 3/15/12(1)                                  536,250
--------------------------------------------------------------------------------
                                                                      5,518,399
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 3.1%
--------------------------------------------------------------------------------
      $   400,000   Abitibi-Consolidated Inc.,
                    6.95%, 4/1/08(1)                                $   399,000
--------------------------------------------------------------------------------
          550,000   Boise Cascade LLC,
                    7.125%, 10/15/14(5)                                 515,625
--------------------------------------------------------------------------------
          500,000   Georgia-Pacific Corp.,
                    7.70%, 6/15/15(1)                                   500,000
--------------------------------------------------------------------------------
           21,000   Jefferson Smurfit Corp.,
                    8.25%, 10/1/12                                       20,213
--------------------------------------------------------------------------------
          500,000   Norske Skog Canada Ltd.,
                    7.375%, 3/1/14                                      462,500
--------------------------------------------------------------------------------
          250,000   Verso Paper Holdings LLC/
                    Verson Paper Inc., 9.125%,
                    8/1/14 (Acquired 7/26/06,
                    Cost $250,000)(2)                                   252,813
--------------------------------------------------------------------------------
                                                                      2,150,151
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 0.9%
--------------------------------------------------------------------------------
          400,000   Host Marriott L.P.,
                    7.00%, 8/15/12(5)                                   406,500
--------------------------------------------------------------------------------
          250,000   Host Marriott L.P.,
                    6.75%, 6/1/16(5)                                    247,813
--------------------------------------------------------------------------------
                                                                        654,313
--------------------------------------------------------------------------------

ROAD & RAIL -- 1.3%
--------------------------------------------------------------------------------
          300,000   Hertz Corp., 8.875%,
                    1/1/14 (Acquired 12/15/05,
                    Cost $301,125)(2)                                   315,750
--------------------------------------------------------------------------------
          550,000   Hertz Corp., 10.50%, 1/1/16
                    (Acquired 12/15/05 -- 1/27/06,
                    Cost $572,313)(1)(2)                                607,750
--------------------------------------------------------------------------------
                                                                        923,500
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 4.3%
--------------------------------------------------------------------------------
          700,000   Asbury Automotive Group Inc.,
                    9.00%, 6/15/12(1)                                   720,125
--------------------------------------------------------------------------------
          250,000   Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                      248,125
--------------------------------------------------------------------------------
          600,000   Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%,
                    12/15/13(5)                                         612,000
--------------------------------------------------------------------------------
          650,000   GSC Holdings Corp., 8.00%,
                    10/1/12(1)                                          672,750
--------------------------------------------------------------------------------
          350,000   Toys "R" Us, Inc., 7.375%,
                    10/15/18                                            255,063
--------------------------------------------------------------------------------
          500,000   United Auto Group, Inc.,
                    9.625%, 3/15/12(1)                                  532,500
--------------------------------------------------------------------------------
                                                                      3,040,563
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
--------------------------------------------------------------------------------
          625,000   Perry Ellis International, Inc.,
                    8.875%, 9/15/13                                     618,750
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 0.7%
--------------------------------------------------------------------------------
          500,000   Residential Capital Corp.,
                    6.50%, 4/17/13                                      508,442
--------------------------------------------------------------------------------

------
22

See Notes to Financial Statements.                                  (continued)

High-Yield - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount/Shares                                                Value
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS -- 1.5%
--------------------------------------------------------------------------------
      $   425,000   Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired 8/1/06,
                    Cost $429,250)(2)                               $   444,125
--------------------------------------------------------------------------------
          400,000   United Rentals North America,
                    Inc., 6.50%, 2/15/12                                388,000
--------------------------------------------------------------------------------
          271,000   United Rentals North America,
                    Inc., 7.75%, 11/15/13(1)                            268,290
--------------------------------------------------------------------------------

                                                                      1,100,415
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 5.5%
--------------------------------------------------------------------------------
          200,000   Dobson Communications
                    Corp., 8.875%, 10/1/13(1)                           199,250
--------------------------------------------------------------------------------
          500,000   Nextel Communications Inc.,
                    5.95%, 3/15/14(5)                                   489,760
--------------------------------------------------------------------------------
          500,000   Nextel Communications Inc.,
                    7.375%, 8/1/15(5)                                   516,389
--------------------------------------------------------------------------------
          400,000   Nextel Partners Inc., 8.125%,
                    7/1/11(5)                                           422,000
--------------------------------------------------------------------------------
          650,000   Rogers Wireless Inc., 7.25%,
                    12/15/12                                            683,312
--------------------------------------------------------------------------------
          300,000   Rogers Wireless Inc.,
                    7.50%, 3/15/15(1)                                   321,750
--------------------------------------------------------------------------------
          350,000   Rural Cellular Corp.,
                    9.75%, 1/15/10(1)                                   353,938
--------------------------------------------------------------------------------
          300,000   Rural Cellular Corp.,
                    9.875%, 2/1/10                                      314,250
--------------------------------------------------------------------------------
          300,000   Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                      290,250
--------------------------------------------------------------------------------
          300,000   UbiquiTel Operating Company,
                    9.875%, 3/1/11                                      327,000
--------------------------------------------------------------------------------
                                                                      3,917,899
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $59,326,992)                                                   59,698,772
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 1.4%

        1,000,000   U.S. Treasury Notes,
                    4.25%, 11/30/07(1)(5)
(Cost $998,498)                                                         993,165
--------------------------------------------------------------------------------

COMMON STOCKS -- 0.1%

HOTELS, RESTAURANTS & LEISURE -- 0.1%
--------------------------------------------------------------------------------
            4,076   Trump Entertainment
                    Resorts, Inc.(7)
(Cost $40,020)                                                           69,129
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 13.7%

Repurchase Agreement, Credit Suisse First
Boston Corp., (collateralized by
various U.S. Treasury obligations, 4.790%,
12/21/06, valued at $2,684,364), in
a joint trading  account at 4.90%,
dated 9/29/06, due 10/2/06
(Delivery value $2,634,075)(5)                                      $ 2,633,000
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $3,581,907), in a joint trading account
at 4.95%, dated 9/29/06, due 10/2/06
(Delivery value $3,512,448)(5)                                        3,511,000
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury
obligations, 5.25% -- 6.00%, 2/15/26 -- 2/15/29,
valued at $3,579,767), in a joint trading account
at 4.90%, dated 9/29/06, due 10/2/06
(Delivery value $3,512,434)(5)                                        3,511,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $9,655,000)                                                     9,655,000
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING(8) -- 24.7%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.37%, dated 9/29/06,
due 10/2/06 (Delivery value $9,004,028)                               9,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.375%, dated 9/29/06,
due 10/2/06 (Delivery value $8,449,801)                               8,446,018
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES LENDING
(Cost $17,446,018)                                                   17,446,018
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 124.2%
(Cost $87,466,528)                                                   87,862,084
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES -- (24.2)%                                          (17,136,299)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $70,725,785
================================================================================

See Notes to Financial Statements.                                  (continued)

------
23

High-Yield - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

FUTURES CONTRACTS

                                                            Underlying Face
          Contracts Purchased         Expiration Date       Amount at Value      Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------------------
  52  U.S. Treasury 2-Year Notes      December 2006         $ 10,634,000               $11,664
--------------------------------------------------------------------------------------------------------
  75  U.S. Treasury 5-Year Notes      December 2006            7,913,672                37,566
--------------------------------------------------------------------------------------------------------
                                                            $ 18,547,672               $49,230
                                                        ================================================

                                                            Underlying Face
            Contracts Sold            Expiration Date       Amount at Value      Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------------------
  27  U.S. Treasury 10-Year Notes     December 2006           $2,917,688              $(16,233)
                                                        ================================================

SWAP AGREEMENTS

Notional        Description of                          Expiration        Unrealized
Amount          Agreement                               Date              Gain (Loss)
-------------------------------------------------------------------------------------
CREDIT DEFAULT
-------------------------------------------------------------------------------------
$ 3,400,000     Pay semiannually a fixed rate           December 2011
                equal to 1.40% multiplied by the
                notional amount and receive
                from Barclays Capital, Inc. upon
                each default event of one of the
                issues of Dow Jones CDX  N.A.
                Investment Grade 6, par value of
                the proportional notional amount.                           $13,858
                                                                         ============

NOTES TO SCHEDULE OF INVESTMENTS

CDX = Credit Derivative Indexes
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2006.

(1) Security, or a portion thereof, was on loan as of September 30, 2006.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at September 30, 2006 was
    $7,691,095, which represented 10.9% of total net assets. None of the restricted securities were considered illiquid.

(3) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective September 30, 2006.

(4) When-issued security.

(5) Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements.

(6) Industry is less than 0.05% of total net assets.

(7) Non-income producing.

(8) Investments represent purchases made by the lending agent with cash collateral received throughsecurities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
24

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical
                                                                    (continued)

------
25

Shareholder Fee Examples (Unaudited)

example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------
                                                          EXPENSES PAID
                             BEGINNING        ENDING     DURING PERIOD(1)  ANNUALIZED
                           ACCOUNT VALUE  ACCOUNT VALUE     4/1/06 -         EXPENSE
                              4/1/06         9/30/06         9/30/06         RATIO(1)
--------------------------------------------------------------------------------------
DIVERSIFIED BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------------
Investor Class                $1,000        $1,033.80         $3.16           0.62%
--------------------------------------------------------------------------------------
Institutional Class           $1,000        $1,034.90         $2.14           0.42%
--------------------------------------------------------------------------------------
Advisor Class                 $1,000        $1,032.50         $4.43           0.87%
--------------------------------------------------------------------------------------
A Class                       $1,000        $1,032.60         $4.43           0.87%
--------------------------------------------------------------------------------------
B Class                       $1,000        $1,028.70         $8.24           1.62%
--------------------------------------------------------------------------------------
C Class                       $1,000        $1,028.60         $8.24           1.62%
--------------------------------------------------------------------------------------
R Class                       $1,000        $1,031.20         $5.70           1.12%
--------------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------------
Investor Class                $1,000        $1,021.96         $3.14           0.62%
--------------------------------------------------------------------------------------
Institutional Class           $1,000        $1,022.96         $2.13           0.42%
--------------------------------------------------------------------------------------
Advisor Class                 $1,000        $1,020.71         $4.41           0.87%
--------------------------------------------------------------------------------------
A Class                       $1,000        $1,020.71         $4.41           0.87%
--------------------------------------------------------------------------------------
B Class                       $1,000        $1,016.95         $8.19           1.62%
--------------------------------------------------------------------------------------
C Class                       $1,000        $1,016.95         $8.19           1.62%
--------------------------------------------------------------------------------------
R Class                       $1,000        $1,019.45         $5.67           1.12%
--------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------
26

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------------------------
                                                                     EXPENSES PAID
                                       BEGINNING         ENDING     DURING PERIOD(1)  ANNUALIZED
                                     ACCOUNT VALUE   ACCOUNT VALUE     4/1/06 -         EXPENSE
                                        4/1/06          9/30/06         9/30/06         RATIO(1)
--------------------------------------------------------------------------------------------------
HIGH-YIELD FUND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------------------------
Investor Class (after waiver)(2)        $1,000        $1,026.70          $3.96            0.78%
--------------------------------------------------------------------------------------------------
Investor Class (before waiver)          $1,000        $1,026.70(3)       $4.42            0.87%
--------------------------------------------------------------------------------------------------
Institutional Class (after waiver)(2)   $1,000        $1,027.70          $2.95            0.58%
--------------------------------------------------------------------------------------------------
Institutional Class (before waiver)     $1,000        $1,027.70(3)       $3.41            0.67%
--------------------------------------------------------------------------------------------------
Advisor Class (after waiver)(2)         $1,000        $1,025.40          $5.23            1.03%
--------------------------------------------------------------------------------------------------
Advisor Class (before waiver)           $1,000        $1,025.40(3)       $5.69            1.12%
--------------------------------------------------------------------------------------------------
A Class (after waiver)(2)               $1,000        $1,025.40          $5.23            1.03%
--------------------------------------------------------------------------------------------------
A Class (before waiver)                 $1,000        $1,025.40(3)       $5.69            1.12%
--------------------------------------------------------------------------------------------------
B Class (after waiver)(2)               $1,000        $1,021.60          $9.02            1.78%
--------------------------------------------------------------------------------------------------
B Class (before waiver)                 $1,000        $1,021.60(3)       $9.48            1.87%
--------------------------------------------------------------------------------------------------
C Class (after waiver)(2)               $1,000        $1,021.50          $9.02            1.78%
--------------------------------------------------------------------------------------------------
C Class (before waiver)                 $1,000        $1,021.50(3)       $9.48            1.87%
--------------------------------------------------------------------------------------------------
R Class (after waiver)(2)               $1,000        $1,024.10          $6.49            1.28%
--------------------------------------------------------------------------------------------------
R Class (before waiver)                 $1,000        $1,024.10(3)       $6.95            1.37%
--------------------------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------------------------
Investor Class (after waiver)(2)        $1,000        $1,021.16          $3.95            0.78%
--------------------------------------------------------------------------------------------------
Investor Class (before waiver)          $1,000        $1,020.71          $4.41            0.87%
--------------------------------------------------------------------------------------------------
Institutional Class (after waiver)(2)   $1,000        $1,022.16          $2.94            0.58%
--------------------------------------------------------------------------------------------------
Institutional Class (before waiver)     $1,000        $1,021.71          $3.40            0.67%
--------------------------------------------------------------------------------------------------
Advisor Class (after waiver)(2)         $1,000        $1,019.90          $5.22            1.03%
--------------------------------------------------------------------------------------------------
Advisor Class (before waiver)           $1,000        $1,019.45          $5.67            1.12%
--------------------------------------------------------------------------------------------------
A Class (after waiver)(2)               $1,000        $1,019.90          $5.22            1.03%
--------------------------------------------------------------------------------------------------
A Class (before waiver)                 $1,000        $1,019.45          $5.67            1.12%
--------------------------------------------------------------------------------------------------
B Class (after waiver)(2)               $1,000        $1,016.14          $9.00            1.78%
--------------------------------------------------------------------------------------------------
B Class (before waiver)                 $1,000        $1,015.69          $9.45            1.87%
--------------------------------------------------------------------------------------------------
C Class (after waiver)(2)               $1,000        $1,016.14          $9.00            1.78%
--------------------------------------------------------------------------------------------------
C Class (before waiver)                 $1,000        $1,015.69          $9.45            1.87%
--------------------------------------------------------------------------------------------------
R Class (after waiver)(2)               $1,000        $1,018.65          $6.48            1.28%
--------------------------------------------------------------------------------------------------
R Class (before waiver)                 $1,000        $1,018.20          $6.93            1.37%
--------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the six months ended September 30, 2006, the investment advisor waived a portion of the class's management fee.

(3) Ending account value assumes the return after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

------
27

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                  DIVERSIFIED BOND   HIGH-YIELD
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $800,288,709 and $60,365,510,
respectively) -- including $89,432,626
and $17,233,110 of securities
on loan, respectively                              $801,543,314     $60,761,066
-----------------------------------------
Repurchase agreements, at value
(cost $44,034,000 and
$9,655,000, respectively)                            44,034,000       9,655,000
-----------------------------------------
Investments made with cash collateral
received for securities on loan,
at value (cost of $85,733,775 and
$17,446,018, respectively)                           85,733,775      17,446,018
--------------------------------------------------------------------------------
Total investment securities,
at value (cost of $930,056,484
and $87,466,528, respectively)                      931,311,089      87,862,084
-----------------------------------------
Cash                                                  2,920,460         263,898
-----------------------------------------
Receivable for investments sold                              --       2,229,000
-----------------------------------------
Receivable for capital shares sold                          500              --
-----------------------------------------
Unrealized appreciation
on swap agreements                                      385,240          13,858
-----------------------------------------
Interest receivable                                   5,627,304       1,249,791
--------------------------------------------------------------------------------
                                                    940,244,593      91,618,631
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                               85,733,775      17,446,018
-----------------------------------------
Payable for investments purchased                   156,412,666       3,195,924
-----------------------------------------
Payable for variation
margin on futures contracts                              20,065           4,884
-----------------------------------------
Unrealized depreciation
on swap agreements                                       94,096              --
-----------------------------------------
Accrued management fees                                 280,896          43,371
-----------------------------------------
Distribution fees payable                                 3,242           2,007
-----------------------------------------
Service fees (and distribution fees --
A Class and R Class) payable                              3,146           3,058
-----------------------------------------
Dividends payable                                     1,426,413         197,584
--------------------------------------------------------------------------------
                                                    243,974,299      20,892,846
--------------------------------------------------------------------------------

NET ASSETS                                         $696,270,294     $70,725,785
================================================================================

See Notes to Financial Statements.                                  (continued)

------
28

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                  DIVERSIFIED BOND   HIGH-YIELD
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                     $707,096,589    $83,460,552
-------------------------------------
Accumulated net realized loss
on investment transactions                           (12,020,357)   (13,160,755)
-------------------------------------
Net unrealized appreciation
on investments                                         1,194,062        425,988
--------------------------------------------------------------------------------
                                                    $696,270,294    $70,725,785
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                          $295,362,342    $43,247,265
-------------------------------------
Shares outstanding                                    29,566,068      6,835,640
-------------------------------------
Net asset value per share                                  $9.99          $6.33
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                          $385,987,214    $12,316,187
-------------------------------------
Shares outstanding                                    38,637,704      1,946,690
-------------------------------------
Net asset value per share                                  $9.99          $6.33
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                            $4,590,166       $576,760
-------------------------------------
Shares outstanding                                       459,480         91,162
-------------------------------------
Net asset value per share                                  $9.99          $6.33
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                                            $6,659,228    $11,448,183
-------------------------------------
Shares outstanding                                       666,595      1,809,488
-------------------------------------
Net asset value per share                                  $9.99          $6.33
-------------------------------------
Maximum offering price (net asset
value divided by 0.955)                                   $10.46          $6.63
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                                              $936,745     $1,241,700
-------------------------------------
Shares outstanding                                        93,769        196,263
-------------------------------------
Net asset value per share                                  $9.99          $6.33
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                            $2,708,901     $1,869,525
-------------------------------------
Shares outstanding                                       271,164        295,496
-------------------------------------
Net asset value per share                                  $9.99          $6.33
--------------------------------------------------------------------------------
R CLASS
--------------------------------------------------------------------------------
Net assets                                               $25,698        $26,165
-------------------------------------
Shares outstanding                                         2,572          4,136
-------------------------------------
Net asset value per share                                  $9.99          $6.33
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
29

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------
                                                 DIVERSIFIED BOND   HIGH-YIELD
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
---------------------------------------------------------------------------------
INCOME:
--------------------------------------
Interest                                           $17,813,216      $2,669,402
--------------------------------------
Securities lending                                      63,867          14,202
---------------------------------------------------------------------------------
                                                    17,877,083       2,683,604
---------------------------------------------------------------------------------
EXPENSES:
--------------------------------------
Management fees                                      1,668,387         292,993
--------------------------------------
Distribution fees:
--------------------------------------
  Advisor Class                                          6,352             581
--------------------------------------
  B Class                                                2,979           4,370
--------------------------------------
  C Class                                                8,057           7,418
--------------------------------------
Service fees:
--------------------------------------
  Advisor Class                                          6,352             581
--------------------------------------
  B Class                                                  993           1,457
--------------------------------------
  C Class                                                2,686           2,473
--------------------------------------
Distribution and service fees:
--------------------------------------
  A Class                                                8,936          13,945
--------------------------------------
  R Class                                                   63              64
--------------------------------------
Trustees' fees and expenses                             13,147           1,355
--------------------------------------
Other expenses                                             429              44
--------------------------------------------------------------------------------
                                                     1,718,381         325,281

Amount waived                                               --         (30,625)
--------------------------------------------------------------------------------
                                                     1,718,381         294,656
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        16,158,702       2,388,948
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
--------------------------------------
  Investment transactions                           (4,863,041)       (244,496)
--------------------------------------
  Futures and swaps transactions                      (530,404)         (1,304)
--------------------------------------------------------------------------------
                                                    (5,393,445)       (245,800)
--------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
--------------------------------------
  Investments                                       12,000,168        (403,044)
--------------------------------------
  Futures and swaps                                   (130,675)         30,036
--------------------------------------------------------------------------------
                                                    11,869,493        (373,008)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)              6,476,048        (618,808)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                          $22,634,750      $1,770,140
================================================================================

See Notes to Financial Statements.

------
30

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED) AND YEAR ENDED MARCH 31, 2006
-----------------------------------------------------------------------------------------------------------
                                                   DIVERSIFIED BOND                    HIGH-YIELD
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS         SEPT. 30, 2006  MARCH 31, 2006     SEPT. 30, 2006  MARCH 31, 2006
-----------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               $16,158,702     $25,984,480          $2,388,948     $4,302,756
-----------------------------------
Net realized gain (loss)                    (5,393,445)     (5,011,899)           (245,800)       (15,073)
-----------------------------------
Change in net unrealized
appreciation (depreciation)                 11,869,493      (9,619,678)           (373,008)      (403,901)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                             22,634,750      11,352,903           1,770,140      3,883,782
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
From net investment income:
-----------------------------------
  Investor Class                            (5,940,502)     (8,278,499)         (1,523,557)    (2,727,023)
-----------------------------------
  Institutional Class                       (9,825,652)    (17,369,743)           (389,407)      (419,682)
-----------------------------------
  Advisor Class                               (111,697)       (210,522)            (15,359)       (26,097)
-----------------------------------
  A Class                                     (157,838)       (236,977)           (367,615)      (888,500)
-----------------------------------
  B Class                                      (14,536)        (23,055)            (34,011)       (68,092)
-----------------------------------
  C Class                                      (38,914)        (43,329)            (57,759)      (172,294)
-----------------------------------
  R Class                                         (520)           (621)               (814)        (1,068)
-----------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                         (16,089,659)    (26,162,746)         (2,388,522)    (4,302,756)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions                   9,275,236     166,070,874           4,577,713      3,061,218
-----------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                               15,820,327     151,261,031           3,959,331      2,642,244
===========================================================================================================
NET ASSETS
-----------------------------------------------------------------------------------------------------------
Beginning of period                        680,449,967     529,188,936          66,766,454     64,124,210
-----------------------------------------------------------------------------------------------------------
End of period                             $696,270,294    $680,449,967         $70,725,785    $66,766,454
===========================================================================================================

See Notes to Financial Statements.

------
31

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Diversified Bond Fund (Diversified Bond) and
High-Yield Fund (High-Yield) (the funds) are two funds in a series issued by the trust. The funds are diversified under the 1940 Act. Diversified Bond's investment objective is to seek a high level of income by investing in non-money market debt securities. High-Yield's investment objective is to seek high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. High-Yield invests primarily in lower-rated debt securities, which are subject to greater credit risk and consequently offer higher yields. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. The A Class may incur an initial sales charge. The A Class, B
Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. The funds are closed to new self-directed retail investors. Sale of the R Class commenced on July 29, 2005 for the funds.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the
Exchange) is open and may also take place on days when the Exchange is not open.
If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to fair value a security such as: a security has been declared in default; or trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

                                                                    (continued)

------
32

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

TRACERS(SM)/TRAINS(SM) - The funds may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable each fund to be more diversified by owning a single security.

FUTURES CONTRACTS - The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures and swaps transactions and unrealized appreciation (depreciation) on futures and swaps, respectively.

SWAP AGREEMENTS - The funds may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events. The funds may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on futures and swaps. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

                                                                    (continued)

------
33

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INDEMNIFICATIONS - Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.2925% to 0.4100% for Diversified Bond and from 0.5425% to
0.6600% for High-Yield. The rates for the Complex Fee (Investor, A, B, C and R
Classes) range from 0.2500% to 0.3100%. The Institutional Class is 0.2000% less and the Advisor Class is 0.2500% less at each point within the Complex Fee range. From July 29, 2005 through July 31, 2006, ACIM voluntarily agreed to waive 0.095% of its management fee for High-Yield. Effective August 1, 2006,
ACIM voluntarily agreed to waive 0.071% of its management fee for High-Yield.
The total amount of the waiver for the six months ended September 30, 2006, was
$19,421, $4,771, $199, $4,855, $506, $862 and $11 for the Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class and R Class,
respectively. The fee waiver may be revised or terminated at any time without notice.

The effective annual management fees for the funds for the six months ended
September 30, 2006 were as follows:

--------------------------------------------------------------------------------
                                 INVESTOR,
                               A, B, C & R       INSTITUTIONAL       ADVISOR
--------------------------------------------------------------------------------
Diversified Bond                   0.62%             0.42%            0.37%
--------------------------------------------------------------------------------
High-Yield (before waiver)         0.87%             0.67%            0.62%
--------------------------------------------------------------------------------
High-Yield (after waiver)          0.78%             0.58%            0.53%
--------------------------------------------------------------------------------

                                                                    (continued)

------
34

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                     ADVISOR                     B & C
--------------------------------------------------------------------------------
Distribution Fee                      0.25%                      0.75%
--------------------------------------------------------------------------------
Service Fee                           0.25%                      0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class and R Class will pay ACIS an annual distribution and service fee of 0.25% for the A Class and 0.50% for the R Class.
The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A
Class, B Class, C Class and R Class shares. Fees incurred under the plans during the six months ended September 30, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC. American Century Asset Allocation Portfolios, Inc. (ACAAP) owns
23.8% and 41.8% of the shares of Diversified Bond and High-Yield, respectively.
ACAAP does not invest in the funds for the purpose of exercising management or control.

The funds have a bank line of credit and securities lending agreement with
JPMorgan Chase Bank (JPMCB).  JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2006, were as follows:

                                                 DIVERSIFIED BOND   HIGH-YIELD
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations                                 $992,160,331              --
--------------------------------------------------------------------------------
Investment securities other
than U.S. Treasury & Government
Agency Obligations                                  $54,052,609     $15,775,643
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations                                 $991,361,021              --
--------------------------------------------------------------------------------
Investment securities other than
U.S. Treasury & Government
Agency Obligations                                  $62,645,735     $16,831,305
--------------------------------------------------------------------------------

For the six months ended September 30, 2006, Diversified Bond incurred net realized losses of $1,823,747 from a redemption in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

                                                                    (continued)

------
35

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

----------------------------------------------------------------------------------------------------------
                                                    DIVERSIFIED BOND                  HIGH-YIELD
----------------------------------------------------------------------------------------------------------
                                                 SHARES          AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
----------------------------------------
Sold                                            8,036,721    $ 79,271,852      1,961,580    $ 12,420,230
----------------------------------------
Issued in reinvestment of distributions           282,920       2,787,275        126,111         795,098
----------------------------------------
Redeemed                                       (1,533,383)    (15,062,565)    (1,936,928)    (12,199,841)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                         6,786,258    $ 66,996,562        150,763    $  1,015,487
==========================================================================================================
YEAR ENDED MARCH 31, 2006
----------------------------------------
Sold                                            7,808,708    $ 78,850,698      2,180,349    $ 13,942,540
----------------------------------------
Issued in reinvestment of distributions           536,988       5,426,621        279,573       1,789,818
----------------------------------------
Redeemed                                       (3,422,528)    (34,610,361)    (2,117,976)    (13,561,048)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                         4,923,168    $ 49,666,958        341,946    $  2,171,310
==========================================================================================================
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
----------------------------------------
Sold                                            8,853,926   $  86,842,637        611,522      $3,863,690
----------------------------------------
Issued in reinvestment of distributions           415,355       4,092,615            103             648
----------------------------------------
Redeemed                                      (15,200,274)   (148,717,438)      (136,208)       (856,454)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                        (5,930,993)  $ (57,782,186)       475,417      $3,007,884
==========================================================================================================
YEAR ENDED MARCH 31, 2006
----------------------------------------
Sold                                           16,101,487    $162,621,605      1,066,108      $6,808,122
----------------------------------------
Issued in reinvestment of distributions           697,667       7,047,145            293           1,878
----------------------------------------
Redeemed                                       (5,519,540)    (55,648,083)       (65,384)       (417,123)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                        11,279,614    $114,020,667      1,001,017      $6,392,877
==========================================================================================================
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
----------------------------------------
Sold                                               62,658     $   616,876         33,801        $212,181
----------------------------------------
Issued in reinvestment of distributions             9,794          96,484          1,331           8,387
----------------------------------------
Redeemed                                         (183,755)     (1,810,788)        (7,690)        (48,997)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                          (111,303)    $(1,097,428)        27,442        $171,571
==========================================================================================================
YEAR ENDED MARCH 31, 2006
----------------------------------------
Sold                                              295,210     $ 2,979,735         22,380       $ 143,515
----------------------------------------
Issued in reinvestment of distributions            19,229         194,316          1,400           8,962
----------------------------------------
Redeemed                                         (280,450)     (2,830,313)       (20,011)       (128,011)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                            33,989     $   343,738          3,769       $  24,466
==========================================================================================================

                                                                    (continued)

------
36

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------------------------
                                                 DIVERSIFIED BOND              HIGH-YIELD
--------------------------------------------------------------------------------------------------
                                               SHARES       AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
----------------------------------------
Sold                                           161,888   $ 1,590,895      324,260    $ 2,044,424
----------------------------------------
Issued in reinvestment of distributions         13,892       136,844       50,787        320,220
----------------------------------------
Redeemed                                      (210,471)   (2,076,928)    (335,526)    (2,115,853)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                        (34,691)  $  (349,189)      39,521    $   248,791
==================================================================================================
YEAR ENDED MARCH 31, 2006
----------------------------------------
Sold                                           374,541   $ 3,796,765      557,021    $ 3,569,732
----------------------------------------
Issued in reinvestment of distributions         20,028       201,978      124,590        797,794
----------------------------------------
Redeemed                                      (192,740)   (1,946,128)  (1,327,233)    (8,503,116)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                        201,829   $ 2,052,615     (645,622)   $(4,135,590)
==================================================================================================
B CLASS
--------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
----------------------------------------
Sold                                            21,333      $210,187       14,060       $ 88,475
----------------------------------------
Issued in reinvestment of distributions          1,117        11,008        3,020         19,042
----------------------------------------
Redeemed                                        (4,512)      (44,306)      (6,039)       (38,254)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                         17,938      $176,889       11,041       $ 69,263
==================================================================================================
YEAR ENDED MARCH 31, 2006
----------------------------------------
Sold                                            15,070     $ 152,344       32,108      $ 205,702
----------------------------------------
Issued in reinvestment of distributions          1,836        18,547        6,435         41,186
----------------------------------------
Redeemed                                       (15,588)     (157,463)     (25,271)      (161,726)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                          1,318     $  13,428       13,272      $  85,162
==================================================================================================
C CLASS
--------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
---------------------------------
Sold                                           185,137    $1,812,358       79,192      $ 500,042
----------------------------------------
Issued in reinvestment of distributions          2,961        29,223        3,104         19,573
----------------------------------------
Redeemed                                       (51,924)     (511,510)     (72,538)      (455,707)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                        136,174    $1,330,071        9,758      $  63,908
==================================================================================================
YEAR ENDED MARCH 31, 2006
---------------------------------
Sold                                            60,295     $ 610,099       84,511    $   542,886
----------------------------------------
Issued in reinvestment of distributions          2,887        29,170        7,368         47,183
----------------------------------------
Redeemed                                       (68,596)     (691,426)    (327,746)    (2,093,146)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                         (5,414)    $ (52,157)    (235,867)   $(1,503,077)
==================================================================================================
R CLASS
--------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
----------------------------------------
Issued in reinvestment of distributions             52          $517          129           $809
==================================================================================================
PERIOD ENDED MARCH 31, 2006(1)
----------------------------------------
Sold                                             2,458       $25,005        3,840        $25,003
----------------------------------------
Issued in reinvestment of distributions             62           620          167          1,067
--------------------------------------------------------------------------------------------------
Net increase (decrease)                          2,520       $25,625        4,007        $26,070
==================================================================================================

(1) July 29, 2005 (commencement of sale) through March 31, 2006.

                                                                    (continued)

------
36

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

5. SECURITIES LENDING

As of September 30, 2006, securities in Diversified Bond and High-Yield valued at $89,432,626 and $17,233,110, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by
ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $90,988,658 and
$17,446,018, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended September 30, 2006.

7. RISK FACTORS

High-Yield invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

8. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Reclassifications between income and realized gain in Diversified Bond relate primarily to the character of paydown losses and interest on swap agreements.

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                                DIVERSIFIED BOND    HIGH-YIELD
--------------------------------------------------------------------------------
Federal tax cost of investments                   $930,082,881
$87,466,528
================================================================================
Gross tax appreciation of investments               $5,050,903      $1,226,238
----------------------------------------
Gross tax depreciation of investments               (3,822,695)       (830,682)
--------------------------------------------------------------------------------
Net tax appreciation
(depreciation) of investments                       $1,228,208        $395,556
================================================================================

                                                                    (continued)

------
38

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

8. FEDERAL TAX INFORMATION (CONTINUED)

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2006, Diversified Bond had net capital loss carryovers of
$1,154,158 and $591,687 expiring in 2013 and 2014, respectively. High-Yield had net capital loss carryovers of $2,609,243, $10,290,678 and $15,064 expiring in
2009, 2010 and 2014, respectively. The net capital loss carryovers may be used to offset future realized capital gains for federal income tax purposes.

As of March 31, 2006, Diversified Bond had capital loss deferrals of $4,860,978, which represent net capital losses incurred in the five-month period ended March
31, 2006. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------
39

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------------
                                                                        INVESTOR CLASS
------------------------------------------------------------------------------------------------------------
                                                2006(1)   2006      2005       2004         2003    2002(2)
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $9.89     $10.10    $10.49     $10.47       $9.98   $10.25
------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income (Loss)                   0.23(3)    0.41(3)   0.33(3)    0.36(3)     0.48     0.17
----------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                    0.10      (0.21)    (0.27)      0.14        0.49    (0.27)
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations               0.33       0.20      0.06       0.50        0.97    (0.10)
------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income                    (0.23)     (0.41)    (0.34)     (0.37)      (0.48)   (0.17)
----------------------------------------
  From Net Realized Gains                          --         --     (0.11)     (0.11)         --       --
------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.23)     (0.41)    (0.45)     (0.48)      (0.48)   (0.17)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $9.99      $9.89    $10.10     $10.49      $10.47    $9.98
============================================================================================================
  TOTAL RETURN(4)                                3.38%      1.97%     0.63%      4.92%       9.93%   (0.99)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         0.62%(5)      0.62%     0.63%      0.64%       0.64%  0.63%(5)
----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                         4.66%(5)      4.04%     3.25%      3.38%       4.67%  5.19%(5)
----------------------------------------
Portfolio Turnover Rate                           167%       341%      386%       324%        151%   136%(6)
----------------------------------------
Net Assets, End of Period (in thousands)      $295,362   $225,187  $180,346   $177,791    $198,835  $170,707
------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) December 3, 2001 (acquisition date) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values  to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
40

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------------------------
                                                                   INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------
                                               2006(1)    2006      2005       2004        2003      2002
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.89      $10.10    $10.49     $10.47      $9.98     $10.12
-----------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income (Loss)                 0.24(2)     0.43(2)   0.35(2)   0.38(2)     0.50       0.56
----------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                  0.10       (0.21)    (0.27)     0.14        0.49     (0.09)
-----------------------------------------------------------------------------------------------------------
  Total From Investment Operations             0.34        0.22      0.08      0.52        0.99       0.47
-----------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income                  (0.24)      (0.43)    (0.36)    (0.39)      (0.50)    (0.56)
----------------------------------------
  From Net Realized Gains                        --          --     (0.11)    (0.11)         --    (0.05)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                         (0.24)      (0.43)    (0.47)    (0.50)      (0.50)    (0.61)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $9.99       $9.89    $10.10    $10.49      $10.47      $9.98
===========================================================================================================
  TOTAL RETURN(3)                              3.49%       2.17%     0.83%     5.13%      10.15%     4.76%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.42%(4)       0.42%     0.43%     0.44%       0.44%     0.44%
----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                       4.86%(4)       4.24%     3.45%     3.58%       4.87%     5.46%
----------------------------------------
Portfolio Turnover Rate                         167%        341%      386%      324%        151%      136%
----------------------------------------
Net Assets, End of Period (in thousands)    $385,987    $440,579  $336,207  $309,579    $281,998   $202,476
-----------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
41

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
----------------------------------------------------------------------------------------------------------
                                                                     ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
                                             2006(1)     2006      2005       2004       2003     2002(2)
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $9.89     $10.10     $10.49     $10.47      $9.98    $10.25
----------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income (Loss)                0.22(3)    0.38(3)    0.31(3)    0.33(3)    0.46      0.16
----------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                 0.10      (0.21)     (0.28)      0.14       0.49     (0.27)
----------------------------------------------------------------------------------------------------------
  Total From Investment Operations            0.32       0.17       0.03       0.47       0.95     (0.11)
----------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income                 (0.22)     (0.38)     (0.31)     (0.34)     (0.46)    (0.16)
----------------------------------------
  From Net Realized Gains                       --         --      (0.11)     (0.11)        --        --
----------------------------------------------------------------------------------------------------------
  Total Distributions                        (0.22)     (0.38)     (0.42)     (0.45)     (0.46)    (0.16)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $9.99      $9.89     $10.10     $10.49     $10.47     $9.98
==========================================================================================================
  TOTAL RETURN(4)                             3.25%      1.72%      0.38%      4.66%      9.66%    (1.07)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      0.87%(5)      0.87%      0.88%      0.89%      0.89%   0.88%(5)
----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                      4.41%(5)      3.79%      3.00%      3.13%      4.42%   4.94%(5)
----------------------------------------
Portfolio Turnover Rate                        167%       341%       386%       324%       151%    136%(6)
----------------------------------------
Net Assets, End of Period (in thousands)     $4,590     $5,642     $5,421     $7,107    $11,567    $10,291
----------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) December 3, 2001 (acquisition date) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
42

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------
                                                                   A CLASS
---------------------------------------------------------------------------------------------------
                                               2006(1)    2006       2005        2004      2003(2)
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $9.89     $10.10     $10.49     $10.47      $10.40
---------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income (Loss)                  0.22(3)    0.39(3)    0.31(3)    0.33(3)     0.06
----------------------------------------
  Net Realized and Unrealized Gain (Loss)       0.10      (0.22)     (0.28)      0.14        0.07
---------------------------------------------------------------------------------------------------
  Total From Investment Operations              0.32       0.17       0.03       0.47        0.13
---------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income                   (0.22)     (0.38)     (0.31)     (0.34)      (0.06)
----------------------------------------
  From Net Realized Gains                         --         --     (0.11)      (0.11)         --
---------------------------------------------------------------------------------------------------
  Total Distributions                          (0.22)     (0.38)     (0.42)     (0.45)      (0.06)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $9.99      $9.89     $10.10     $10.49      $10.47
===================================================================================================
  TOTAL RETURN(4)                               3.26%      1.72%      0.38%      4.65%       1.27%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        0.87%(5)      0.87%      0.88%      0.89%    0.88%(5)
----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                        4.41%(5)      3.79%      3.00%      3.13%    3.69%(5)
----------------------------------------
Portfolio Turnover Rate                          167%       341%       386%       324%     151%(6)
----------------------------------------
Net Assets, End of Period (in thousands)       $6,659     $6,932     $5,044     $3,625        $294
---------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
43

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------------
                                                                     B CLASS
---------------------------------------------------------------------------------------------------------
                                                2006(1)     2006       2005       2004           2003(2)
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $9.89      $10.10    $10.49      $10.47          $10.40
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)                   0.18(3)     0.31(3)   0.23(3)     0.26(3)         0.05
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.10       (0.21)    (0.27)       0.14            0.07
---------------------------------------------------------------------------------------------------------
  Total From Investment Operations               0.28        0.10     (0.04)       0.40            0.12
---------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                    (0.18)      (0.31)    (0.24)      (0.27)          (0.05)
-----------------------------------------
  From Net Realized Gains                          --          --     (0.11)      (0.11)             --
---------------------------------------------------------------------------------------------------------
  Total Distributions                           (0.18)      (0.31)    (0.35)      (0.38)          (0.05)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $9.99       $9.89    $10.10      $10.49          $10.47
=========================================================================================================
  TOTAL RETURN(4)                                2.87%       0.96%    (0.37)%      3.87%          1.20%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.62%(5)       1.62%     1.63%       1.64%       1.61%(5)
-----------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                       1.62%(5)       1.62%     1.63%       1.64%    1.63%(5)(6)
-----------------------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets                            3.66%(5)       3.04%     2.25%       2.38%       2.98%(5)
-----------------------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets (Before Expense Waiver)            3.66%(5)       3.04%     2.25%       2.38%    2.96%(5)(6)
-----------------------------------------
Portfolio Turnover Rate                          167%         341%      386%        324%        151%(7)
-----------------------------------------
Net Assets, End of Period (in thousands)         $937         $750      $753        $615            $84
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the period ended March 31, 2003, the distributor volunatarily waived a portion of the distribution and service fees.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
44

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
----------------------------------------------------------------------------------------------------
                                                                   C CLASS
----------------------------------------------------------------------------------------------------
                                               2006(1)    2006       2005       2004       2003(2)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $9.89     $10.10     $10.49     $10.47      $10.40
----------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)                  0.18(3)    0.31(3)    0.23(3)    0.28(3)     0.05
------------------------------------------
  Net Realized and Unrealized Gain (Loss)       0.10      (0.21)     (0.27)      0.14        0.07
----------------------------------------------------------------------------------------------------
  Total From Investment Operations              0.28       0.10      (0.04)      0.42        0.12
----------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                   (0.18)     (0.31)     (0.24)     (0.29)      (0.05)
------------------------------------------
  From Net Realized Gains                         --         --      (0.11)     (0.11)         --
----------------------------------------------------------------------------------------------------
  Total Distributions                          (0.18)     (0.31)     (0.35)     (0.40)      (0.05)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $9.99      $9.89     $10.10     $10.49      $10.47
====================================================================================================
  TOTAL RETURN(4)                               2.86%      0.96%     (0.37)%     4.07%       1.20%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        1.62%(5)      1.62%       1.63%     1.47%    1.38%(5)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                        3.66%(5)      3.04%       2.25%     2.55%    3.23%(5)
------------------------------------------
Portfolio Turnover Rate                          167%       341%        386%      324%     151%(6)
------------------------------------------
Net Assets, End of Period (in thousands)       $2,709     $1,334      $1,418    $1,347        $342
----------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2006 (unaudited).

(2)  January 31, 2003 (commencement of sale) through March 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
45

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                           2006(1)      2006(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $9.89       $10.17
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income (Loss)(3)                           0.20         0.25
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.10        (0.28)
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.30        (0.03)
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                               (0.20)       (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $9.99        $9.89
================================================================================
  TOTAL RETURN(4)                                           3.12%       (0.33)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                    1.12%(5)      1.12%(5)
--------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                    4.16%(5)      3.68%(5)
--------------------------------------------
Portfolio Turnover Rate                                     167%        341%(6)
--------------------------------------------
Net Assets, End of Period (in thousands)                     $26            $25
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) July 29, 2005 (commencement of sale) through March 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2006.

See Notes to Financial Statements.

------
46

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
----------------------------------------------------------------------------------------------------
                                                      INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                 2006(1)     2006     2005     2004      2003(2)    2002     2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $6.38     $6.42    $6.55    $6.13      $5.76     $6.18    $7.20
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment
  Income (Loss)                    0.22      0.43     0.46     0.50       0.18      0.52     0.74
---------------------------
  Net Realized and
  Unrealized Gain (Loss)          (0.05)    (0.04)   (0.13)    0.42       0.37     (0.42)   (0.97)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations            0.17      0.39     0.33     0.92       0.55      0.10    (0.23)
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income               (0.22)    (0.43)   (0.46)   (0.50)     (0.18)    (0.52)   (0.79)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $6.33     $6.38    $6.42    $6.55      $6.13     $5.76    $6.18
====================================================================================================
  TOTAL RETURN(3)                  2.67%     6.29%    5.17%   15.53%      9.61%     1.43%   (3.56)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.78%(4)(5)  0.81%(4)    0.88%    0.89%   0.88%(5)     0.90%     0.90%
---------------------------
Ratio of Operating
Expenses to Average
Net Assets (Before
Expense Waiver)                 0.87%(5)     0.87%    0.88%    0.89%   0.88%(5)     0.90%     0.90%
---------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets           6.84%(4)(5)  6.74%(4)    7.04%    7.82%   7.22%(5)     8.37%    10.88%
---------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets (Before
Expense Waiver)                 6.75%(5)     6.68%    7.04%    7.82%   7.22%(5)     8.37%    10.88%
---------------------------
Portfolio Turnover Rate              25%       40%      64%      80%         9%       80%      131%
---------------------------
Net Assets, End of Period
(in thousands)                   $43,247   $42,650  $40,746  $54,074    $78,223   $50,287   $34,150
----------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2006 (unaudited).

(2)  November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period. For the years before 2003, the fund's fiscal year end was October
     31.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5)  Annualized.

See Notes to Financial Statements.

------
47

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                  2006(1)     2006      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $6.38      $6.42      $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)                      0.22       0.44       0.30
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)          (0.05)     (0.04)     (0.01)
--------------------------------------------------------------------------------
  Total From Investment Operations                  0.17       0.40       0.29
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                       (0.22)     (0.44)     (0.30)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $6.33      $6.38      $6.42
================================================================================
  TOTAL RETURN(3)                                   2.77%      6.50%      4.53%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         0.58%(4)(5)   0.61%(4)   0.68%(5)
-----------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                          0.67%(5)      0.67%   0.68%(5)
-----------------------------------------
Ratio of Net Investment
Income (Loss) to Average Net Assets           7.04%(4)(5)   6.94%(4)   4.37%(5)
-----------------------------------------
Ratio of Net Investment
Income (Loss) to Average Net Assets
(Before Expense Waiver)                          6.95%(5)      6.88%   4.37%(5)
-----------------------------------------
Portfolio Turnover Rate                               25%        40%     64%(6)
-----------------------------------------
Net Assets, End of Period (in thousands)         $12,316      $9,387     $3,021
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) August 2, 2004 (commencement of sale) through March 31, 2005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2005.

See Notes to Financial Statements.

------
48

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------------------------
                                                                      ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------
                                               2006(1)     2006    2005      2004        2003(2)   2002(3)
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $6.38      $6.42   $6.55     $6.13        $5.76    $6.22
-----------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)                   0.21       0.42    0.44      0.49         0.18     0.30
-----------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                   (0.05)     (0.04)  (0.13)     0.42         0.37    (0.46)
----------------------------------------------------------------------------------------------------------
  Total From Investment Operations               0.16       0.38    0.31      0.91         0.55    (0.16)
-----------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                    (0.21)     (0.42)  (0.44)    (0.49)       (0.18)   (0.30)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $6.33      $6.38   $6.42     $6.55        $6.13    $5.76
===========================================================================================================
  TOTAL RETURN(4)                                2.54%      6.02%   4.91%    15.35%        9.63%   (2.72)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.03%(5)(7)   1.06%(5)   1.13%  1.12%(6)  0.84%(6)(7)  1.15%(7)
-----------------------------------------
Ratio of Operating Expenses to Average
Net Assets (Before Expense Waiver)            1.12%(7)      1.12%   1.13%     1.14%     1.13%(7)  1.15%(7)
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                      6.59%(5)(7)   6.49%(5)   6.79%  7.59%(6)  7.27%(6)(7)  7.63%(7)
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets
(Before Expense Waiver)                       6.50%(7)      6.43%   6.79%     7.57%     6.98%(7)  7.63%(7)
-----------------------------------------
Portfolio Turnover Rate                            25%        40%     64%       80%           9%    80%(8)
-----------------------------------------
Net Assets, End of Period (in thousands)         $577        $407    $385      $242           $1        $4
-----------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five- month annual reporting period.

(3) March 8, 2002 (commencement of sale) through October 31, 2002.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(6) During the period ended March 31, 2003 and the year ended March 31, 2004, the distributor voluntarily waived a portion of the distribution and service fees.

(7) Annualized.

(8) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
49

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------------------------------
                                                                           A CLASS
-------------------------------------------------------------------------------------------------------
                                                      2006(1)    2006      2005     2004       2003(2)
-------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $6.38     $6.42     $6.55    $6.13       $5.98
-------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------
  Net Investment Income (Loss)                          0.21      0.42      0.44     0.49        0.07
----------------------------------------------
  Net Realized and Unrealized Gain (Loss)              (0.05)    (0.04)    (0.13)    0.42        0.15
-------------------------------------------------------------------------------------------------------
  Total From Investment Operations                      0.16      0.38      0.31     0.91        0.22
-------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------------
  From Net Investment Income                           (0.21)    (0.42)    (0.44)   (0.49)      (0.07)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $6.33     $6.38     $6.42    $6.55       $6.13
=======================================================================================================
  TOTAL RETURN(3)                                       2.54%     6.02%     4.91%   15.24%       3.74%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             1.03%(4)(5)  1.06%(4)     1.13%    1.14%    1.13%(5)
----------------------------------------------
Ratio of Operating Expenses to Average
Net Assets (Before Expense Waiver)                   1.12%(5)     1.12%     1.13%    1.14%    1.13%(5)
----------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                             6.59%(4)(5)  6.49%(4)     6.79%    7.57%    8.01%(5)
----------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets (Before Expense Waiver)        6.50%(5)     6.43%     6.79%    7.57%    8.01%(5)
----------------------------------------------
Portfolio Turnover Rate                                   25%       40%       64%      80%       9%(6)
----------------------------------------------
Net Assets, End of Period (in thousands)             $11,448    $11,293   $15,517  $12,449        $763
-------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period ended March 31, 2003.

See Notes to Financial Statements.

------
50

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------
                                                                     B CLASS
---------------------------------------------------------------------------------------------------
                                                  2006(1)     2006     2005     2004       2003(2)
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $6.38      $6.42    $6.55    $6.13        $5.98
---------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)                     0.18       0.37     0.39     0.44         0.07
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)         (0.05)     (0.04)   (0.13)    0.42         0.15
---------------------------------------------------------------------------------------------------
  Total From Investment Operations                 0.13       0.33     0.26     0.86         0.22
---------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                      (0.18)     (0.37)   (0.39)   (0.44)       (0.07)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $6.33      $6.38    $6.42    $6.55        $6.13
===================================================================================================
  TOTAL RETURN(3)                                  2.16%      5.23%    4.13%   14.38%        3.64%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        1.78%(4)(5)   1.81%(4)    1.88%    1.89%  1.86%(5)(6)
-----------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                         1.87%(5)      1.87%    1.88%    1.89%     1.88%(5)
-----------------------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets                           5.84%(4)(5)   5.74%(4)    6.04%    6.82%  7.27%(5)(6)
-----------------------------------------
Ratio of Net Investment
Income (Loss) to Average Net
Assets (Before Expense Waiver)                  5.75%(5)      5.68%    6.04%    6.82%     7.25%(5)
-----------------------------------------
Portfolio Turnover Rate                             25%         40%      64%      80%        9%(7)
-----------------------------------------
Net Assets, End of Period (in thousands)         $1,242      $1,182   $1,105     $855          $57
---------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5) Annualized.

(6) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period ended March 31, 2003.

See Notes to Financial Statements.

------
51

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------------------------------
                                                                     C CLASS
--------------------------------------------------------------------------------------------------------
                                                2006(1)    2006    2005     2004      2003(2)  2002(3)
--------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $6.38     $6.42   $6.55    $6.13      $5.76    $6.32
--------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)                    0.18      0.37    0.39     0.45       0.16     0.41
------------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                    (0.05)    (0.04)  (0.13)    0.42       0.37    (0.56)
--------------------------------------------------------------------------------------------------------
  Total From Investment Operations                0.13      0.33    0.26     0.87       0.53    (0.15)
--------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                     (0.18)    (0.37)  (0.39)   (0.45)     (0.16)   (0.41)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $6.33     $6.38   $6.42    $6.55      $6.13    $5.76
========================================================================================================
  TOTAL RETURN(4)                                 2.15%     5.23%   4.13%   14.60%      9.28%   (2.49)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.78%(5)(6)  1.81%(5)   1.88%    1.72%   1.63%(6)  1.65%(6)
------------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                        1.87%(6)     1.87%   1.88%    1.72%   1.63%(6)  1.65%(6)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                       5.84%(5)(6)  5.74%(5)   6.04%    6.99%   6.48%(6)  7.78%(6)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets
(Before Expense Waiver)                        5.75%(6)     5.68%   6.04%    6.99%   6.48%(6)  7.78%(6)
------------------------------------------
Portfolio Turnover Rate                             25%       40%     64%      80%         9%    80%(7)
------------------------------------------
Net Assets, End of Period (in thousands)        $1,870     $1,823  $3,351   $3,590       $283       $31
--------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(3) December 10, 2001 (commencement of sale) through October 31, 2002.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
52

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                         2006(1)       2006(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $6.38         $6.51
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income (Loss)                             0.20          0.27
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)                 (0.05)        (0.13)
--------------------------------------------------------------------------------
  Total From Investment Operations                         0.15          0.14
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                              (0.20)        (0.27)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $6.33         $6.38
================================================================================
  TOTAL RETURN(3)                                          2.41%         2.23%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                1.28%(4)(5)   1.27%(4)(5)
-------------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                                 1.37%(5)      1.37%(5)
-------------------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                                6.34%(4)(5)   6.39%(4)(5)
-------------------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets
(Before Expense Waiver)                                 6.25%(5)      6.29%(5)
-------------------------------------------
Portfolio Turnover Rate                                      25%        40%(6)
-------------------------------------------
Net Assets, End of Period (in thousands)                     $26           $26
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) July 29, 2005 (commencement of sale) through March 31, 2006.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2006.

See Notes to Financial Statements.

------
53

Approval of Management Agreements for Diversified Bond and High-Yield

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Diversified Bond and High-Yield (the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

*    the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

*    reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

*    data comparing the cost of owning the funds to the cost of owning a similar funds;

*    data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

*    financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

*    data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

                                                                    (continued)

------
54

Approval of Management Agreements for Diversified Bond and High-Yield

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

*    fund construction and design
*    portfolio security selection
*    initial capitalization/funding
*    securities trading
*    custody of fund assets
*    daily valuation of the funds' portfolio
*    shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications
*    legal services
*    regulatory and portfolio compliance
*    financial reporting
*    marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with their investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting, the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the 15(c) Process comparing the funds'
performance with that of similar funds not managed by the advisor. If performance

                                                                    (continued)

------
55

Approval of Management Agreements for Diversified Bond and High-Yield

concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance information presented to the
Directors showed that Diversified Bond's performance was above its benchmark for both the one and three year periods. High-Yield's performance fell below the median for both the one and three year periods during the past year. The board discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year

                                                                    (continued)

------
56

Approval of Management Agreements for Diversified Bond and High-Yield

profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the funds increases in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the funds reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the funds' unified fee to the total expense ratio of other funds in the funds' peer groups. The unified fee charged to shareholders of Diversified Bond was in the lowest quartile of the total expense ratios of its peer group. The unified fee charged to shareholders of High-Yield was below the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

                                                                    (continued)

------
57

Approval of Management Agreements for Diversified Bond and High-Yield

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the funds or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedules, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between Diversified Bond and the advisor is fair and reasonable in light of the services provided and should be renewed.

The Directors negotiated a one-year waiver by the advisor of a portion of High
Yield's management fee. These changes were proposed by the Directors based on their review of the High-Yield's percentile rank in its peer group universe and the fact that the Directors seek as a general rule to have total expense ratios of fixed income and money market funds in the lowest 25th percentile of the fees of comparable funds. The advisor accepted the principle of the fee waiver based on the fact that the lower fee will result in increased competitiveness of the fund within its peer group universe. The fee waiver, effective August 1, 2006, will result in a lowering of the management fee of the fund by 0.071 percentage points below the current management fee. Following these negotiations with the advisor, the Directors concluded that the investment management agreement between High-Yield and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
58

Share Class Information

Seven classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class, and R Class. The
total expense ratio of Institutional Class shares is lower than that of Investor
Class shares; the total expense ratios of Advisor Class, A Class, B Class, C
Class, and R Class shares are higher than that of Investor Class shares. The funds are available for purchase only through financial intermediaries by investors who seek advice from them. The funds are closed to other investors, but those with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A Class shares also are subject to a 0.25%
annual Rule 12b-1 distribution and service fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks,

                                                                    (continued)

------
59

Share Class Information

broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B Class shares is the same as for Investor Class shares. B
Class shares also are subject to a 1.00% annual Rule 12b-1 distribution and service fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
60

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                    (continued)

------
61

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
62

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP US BROAD INVESTMENT-GRADE (USBIG) BOND INDEX is a
market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The CREDIT SUISSE FIRST BOSTON (CSFB) HIGH YIELD INDEX II is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market.
Prior to October 2001, the index was known as the Donaldson, Lufkin, & Jenrette
(DLJ) High-Yield Index.

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. CORPORATE HIGH-YIELD INDEX covers the U.S.
dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

The MERRILL LYNCH US HIGH YIELD MASTER II CONSTRAINED INDEX tracks the performance of below investment- grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic markets and limits any single issuer to no more than 2% of the index.

------
63

Notes

------
64

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo,
American Century and American Century
Investments are service marks of
American Century Proprietary                    American Century Investment
Holdings, Inc.                                  Services, Inc., Distributor

0611                                            (c)2006 American Century
SH-SAN-51668N                                   Proprietary Holdings, Inc.
                                                All rights reserved.-

[front cover]

AMERICAN CENTURY INVESTMENTS
Semiannual Report

September 30, 2006

Premium Money Market Fund

[american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
Founder
American Century Companies, Inc.

/s/James E. Stowers III
James E. Stowers III
Chairman of the Board
American Century Companies, Inc.

We are pleased to provide you with the semiannual report for the American
Century Premium Money Market fund for the six months ended September 30, 2006.
We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our website, americancentury.com, where we post quarterly portfolio commentaries, the views of senior investment officers and analysts, and other communications about investments, portfolio strategy, personal finance, and the markets.

In its most recent rankings, Dalbar -- which issues customer satisfaction ratings and rankings based on website functionality -- ranked
americancentury.com fourth out of the sites provided by the top 25 fund companies that it believes lead the industry in web-based technology. Our website earned an "Excellent" rating, Dalbar's highest designation.

For most of 2006, our website has linked visitors to information explaining our strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). This campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count. To learn more about the collaboration and the LAF, please visit americancentury.com or www.lanceface.com on the Web and click on the links to related sites.

With the approach of year end and the 2006 tax season, you can also find out more about December fund distributions and tax information via a link from our website. We've posted December distribution estimates for over 50 funds, answers to frequent distribution questions, and online descriptions of all of the tax information we provide to investors.

If you haven't visited americancentury.com yet, we encourage you to do so...it's there to serve you. And so are we. As always, we deeply appreciate your commitment to American Century Investments.

Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   U.S. Fixed-Income Total Returns  . . . . . . . . . . . . . . . . . . . . 2

PREMIUM MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of Chief Investment Officer]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

A TALE OF TWO QUARTERS

The second and third quarters of 2006 were very different in terms of inflation and interest rate expectations and market performance. In the second quarter, as core inflation rates remained above the Federal Reserve's 1-2% "comfort zone"
and threatened to go higher, investors feared the Fed would keep raising interest rates and tip the economy into recession. Uncertainty about how far the
Fed would go, and how successful it would be in containing inflation, created a defensive attitude in financial markets that resulted in disappointing returns for broad stock and bond indices.

A FED PAUSE REFRESHED THE MARKETS

But in the third quarter, a 15% drop in oil prices helped take the heat off inflation pressures, and cut business and consumer costs. Weakness in the housing market--though hard on many homeowners--turned into a positive factor for the markets. As home sales and prices declined, the Fed stopped its interest rate tightening campaign, stepping back to assess the economy's reaction to previous rate hikes. This combination of falling energy prices and relief from rising interest rates helped broad U.S. stock and bond markets rebound from second-quarter losses to post some of their biggest quarterly gains this decade.

LONG-DURATION AND CORPORATE SECURITIES OUTPERFORMED

The bond market especially welcomed a gloomy housing-market forecast, speculating that it would reduce economic growth, inflation, and interest rates.
This rekindled demand for longer-term fixed-income securities. As a result, the
Treasury yield curve fell for the six months and "inverted", as the two-year yield (4.69%) remained higher than the 10-year yield (4.63%), and both fell well below the Fed's 5.25% overnight interest rate target. Mirroring the stock market's rally, the corporate sectors led the broad taxable market.

U.S. FIXED-INCOME TOTAL RETURNS

For the six months ended September 30, 2006*
--------------------------------------------------------------------------------
TREASURY SECURITIES
--------------------------------------------------------------------------------
3-month bill                                                  2.51%
--------------------------------------------------------------------------------
2-year note                                                   2.53%
--------------------------------------------------------------------------------
5-year note                                                   3.20%
--------------------------------------------------------------------------------
10-year note                                                  3.83%
--------------------------------------------------------------------------------
30-year bond                                                  4.64%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. BOND MARKET INDICES
--------------------------------------------------------------------------------
Corporate High-Yield                                          4.33%
--------------------------------------------------------------------------------
Corporate Investment-Grade                                    4.12%
--------------------------------------------------------------------------------
Aggregate (multi-sector)                                      3.73%
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                    3.64%
--------------------------------------------------------------------------------
Treasury                                                      3.61%
--------------------------------------------------------------------------------
Agency                                                        3.45%
--------------------------------------------------------------------------------
* Total returns for periods less than one year are not annualized.

------
2

Premium Money Market - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                               --------------------------------
                                                    AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------------------
                                                                        SINCE      INCEPTION
                       6 MONTHS(1)   1 YEAR      5 YEARS    10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------------------
PREMIUM
MONEY MARKET            2.41%(2)    4.41%(2)    2.05%(2)      3.65%    3.86%(2)     4/1/93
--------------------------------------------------------------------------------------------
90-DAY U.S.
TREASURY BILL INDEX       2.34%       4.38%       2.20%       3.59%      3.85%        --
--------------------------------------------------------------------------------------------
Lipper Money Market
INSTRUMENT FUNDS
AVERAGE RETURN(3)         2.13%       3.83%       1.59%       3.25%       N/A         --
--------------------------------------------------------------------------------------------
Fund's Lipper Ranking
among Money Market
Instrument Funds(3)     23 of 357   22 of 355   25 of 294   18 of 186     --          --
--------------------------------------------------------------------------------------------
Premium Money Market acquired all of the net assets of the American Century
Premium Capital Reserve Fund and the American Century Premium Government Reserve
Fund on December 3, 2001, pursuant to a plan of reorganization approved by the acquired funds' shareholders on November 16, 2001. Performance information prior to December 3, 2001 is that of the American Century Premium Capital Reserve
Fund.

(1) Total returns for periods less than one year are not annualized.

(2) Class returns would have been lower if American Century had not voluntarily waived a portion of its management fees or its service and distribution fees, as applicable.

(3) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

(continued)

------
3

Premium Money Market - Performance

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                                       % OF FUND    % OF FUND
                                                     INVESTMENTS  INVESTMENTS
                                                         AS OF       AS OF
                                                        9/30/06     3/31/06
--------------------------------------------------------------------------------
A-1+                                                      62%          62%
--------------------------------------------------------------------------------
A-1                                                       38%          38%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

YIELDS* AND WEIGHTED AVERAGE MATURITY
--------------------------------------------------------------------------------
                                                                  9/30/06
--------------------------------------------------------------------------------
7-Day Current Yield                                                4.99%
--------------------------------------------------------------------------------
7-Day Effective Yield                                              5.11%
--------------------------------------------------------------------------------
                                                             9/30/06   3/31/06
--------------------------------------------------------------------------------
Weighted Average
Maturity                                                     49 days   43 days
--------------------------------------------------------------------------------
* The yields presented reflect the waiver of a portion of the fund's management fees. Without such waiver, the 30-day yields would have been lower.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                                      % OF FUND    % OF FUND
                                                     INVESTMENTS  INVESTMENTS
                                                        AS OF       AS OF
                                                       9/30/06     3/31/06
--------------------------------------------------------------------------------
1 -- 30 days                                            52%          63%
--------------------------------------------------------------------------------
31 -- 90 days                                           34%          30%
--------------------------------------------------------------------------------
91 -- 180 days                                          11%           3%
--------------------------------------------------------------------------------
More than 180 days                                       3%           4%
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
4

Premium Money Market -  Portfolio Commentary

PORTFOLIO MANAGERS: LYNN PASCHEN AND STEVEN PERMUT

Premium Money Market returned 2.41%* for the six months ended September 30,
2006, well ahead of the 2.13% average return of the 357 funds in Lipper Inc.'s money market funds category. The fund's six-month return ranked in the top 7% of the Lipper category, and its longer-term performance rankings were similarly strong (see page 3).

HIGHER BUT MORE STABLE MONEY MARKET RATES

Money market rates continued to rise over the past six months. Responding to higher-than-expected inflation figures, the Federal Reserve raised short-term interest rates in May and June, boosting the federal funds rate to 5.25%, a level not seen since March 2001. The three-month Treasury bill yield--a common benchmark for money market rates--tracked the Fed rate hikes, rising from 4.6%
to just over 5% by the end of June.

However, after 17 consecutive rate increases between June 2004 and June 2006, the Fed chose to keep short-term interest rates steady at its policy meetings in
August and September. The Fed made note of slowing economic activity and expectations of moderating inflation, borne out by a decline in energy and commodity prices. With the Fed on hold, money market rates stabilized and trended slightly lower; the three-month Treasury bill yield ended the period at
4.9%.

PORTFOLIO STRATEGY

Premium Money Market's seven-day current yield increased from 4.31% to 4.99%
during the six-month period. For most of the period, we maintained an average maturity of 40 to 50 days, though we extended it at various times when market conditions warranted. For example, we extended the average maturity out to 55 days in September, when it became clear the Fed was taking a prolonged hiatus from raising interest rates.

Sector weightings in the portfolio changed very little during the period. We continued to invest a little more than half of the portfolio in commercial paper, while modestly increasing our position in floating-rate corporate notes.
The yields of these floating-rate notes are tied to rate indexes that are typically higher than prevailing commercial paper yields, making the floating-rate notes attractive even in a stable-to-declining interest rate environment.

LOOKING AHEAD

Based on historical averages, the Fed typically begins cutting short-term rates about nine months after its final rate hike; the question is whether the Fed's latest rate hike in June was the final one in the cycle. Economic and inflation data in the coming months will provide some clues, and we believe money market rates will remain relatively stable in the meantime.

Keep in mind that a money market fund like Premium Money Market can help preserve capital and add stability to a diversified portfolio in any market environment.

*Total returns for periods less than one year are not annualized.

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------
                                                                EXPENSES PAID
                                 BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                                ACCOUNT VALUE  ACCOUNT VALUE     4/1/06 --        EXPENSE
                                   4/1/06         9/30/06         9/30/06         RATIO(1)
-------------------------------------------------------------------------------------------
PREMIUM MONEY MARKET SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------
 Actual (after waiver)(2)          $1,000        $1,024.10         $2.18           0.43%
-------------------------------------------------------------------------------------------
 Actual (before waiver)            $1,000       $1024.10(3)        $2.38           0.47%
-------------------------------------------------------------------------------------------
 Hypothetical (after waiver)(2)    $1,000        $1,022.91         $2.18           0.43%
-------------------------------------------------------------------------------------------
 Hypothetical (before waiver)      $1,000        $1,022.71         $2.38           0.47%
-------------------------------------------------------------------------------------------
(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the six months ended September 30, 2006, the fund had received a partial waiver of its management fees.

(3) Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

------
7

Premium Money Market - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) - 60.6%
--------------------------------------------------------------------------------
      $ 7,500,000  Allied Irish Banks N.A., 5.26%,
                   11/22/06 (Acquired 8/25/06,
                   Cost $7,402,471)(2)                             $  7,443,017
--------------------------------------------------------------------------------
        4,000,000  American Family Financial
                   Services, 5.08%, 11/1/06                           3,982,502
--------------------------------------------------------------------------------
        1,434,000  American Family Financial
                   Services, 5.25%, 1/25/07                           1,409,741
--------------------------------------------------------------------------------
       15,000,000  American Family Financial
                   Services, 5.25%, 2/15/07                          14,700,313
--------------------------------------------------------------------------------
        7,665,000  Amstel Funding Corp., 5.33%,
                   10/16/06 (Acquired 8/7/06,
                   Cost $7,585,561)(2)                                7,647,978
--------------------------------------------------------------------------------
        2,351,000  Amstel Funding Corp., 5.37%,
                   10/20/06 (Acquired 8/3/06,
                   Cost $2,323,646)(2)                                2,344,337
--------------------------------------------------------------------------------
       10,000,000  Amstel Funding Corp., 5.26%,
                   1/8/07 (Acquired 9/6/06,
                   Cost $9,821,744)(2)                                9,855,350
--------------------------------------------------------------------------------
       21,700,000  Amsterdam Funding Corp., 5.28%,
                   11/6/06 (Acquired 8/11/06,
                   Cost $21,423,108)(2)                              21,585,423
--------------------------------------------------------------------------------
        4,800,000  ANZ Inc., 5.26%, 11/22/06                          4,763,531
--------------------------------------------------------------------------------
       10,000,000  ANZ Inc., 5.20%, 12/5/06                           9,906,111
--------------------------------------------------------------------------------
       16,500,000  Canadian Imperial Holdings,
                   5.25%, 12/11/06                                   16,329,155
--------------------------------------------------------------------------------
        5,000,000  Cedar Springs Capital Co., 5.41%,
                   10/25/06 (Acquired 7/11/06,
                   Cost $4,920,353)(2)                                4,981,967
--------------------------------------------------------------------------------
        9,000,000  Cedar Springs Capital Co., 5.29%,
                   11/14/06 (Acquired 8/16/06,
                   Cost $8,880,975)(2)                                8,941,810
--------------------------------------------------------------------------------
        6,000,000  Cedar Springs Capital Co., 5.27%,
                   12/6/06 (Acquired 9/6/06,
                   Cost $5,920,072)(2)                                5,942,030
--------------------------------------------------------------------------------
        5,000,000  Cedar Springs Capital Co., 5.24%,
                   3/12/07 (Acquired 9/13/06,
                   Cost $4,869,000)(2)                                4,882,100
--------------------------------------------------------------------------------
       15,000,000  Citibank Credit Card Issuance
                   Trust, 5.25%, 11/6/06 (Acquired
                   9/5/06, Cost $14,864,375)(2)                      14,921,250
--------------------------------------------------------------------------------
       10,000,000  CRC Funding LLC, 5.26%,
                   11/13/06 (Acquired 9/19/06,
                   Cost $9,919,639)(2)                                9,937,172
--------------------------------------------------------------------------------
       25,000,000  Credit Suisse First Boston, 5.25%,
                   10/23/06 (Acquired 8/21/06,
                   Cost $24,770,313)(2)                              24,919,791
--------------------------------------------------------------------------------
       16,410,000  Crown Point Capital Co., 5.39%,
                   10/11/06 (Acquired 7/11/06 -
                   7/17/06, Cost $16,185,228)(2)                     16,385,429
--------------------------------------------------------------------------------
        8,500,000  Crown Point Capital Co., 5.27%,
                   11/6/06 (Acquired 8/22/06,
                   Cost $8,405,433)(2)                                8,455,205
--------------------------------------------------------------------------------
        2,718,000  Danske Corporation, 5.375%,
                   10/2/06 (Acquired 9/29/06,
                   Cost $2,716,783)(2)                                2,717,594
--------------------------------------------------------------------------------
Principal Amount                                                    Value
--------------------------------------------------------------------------------
      $ 5,000,000  Danske Corporation, 5.29%,
                   12/18/06 (Acquired 8/16/06,
                   Cost $4,908,981)(2)                            $  4,942,746
--------------------------------------------------------------------------------
        1,500,000  Depfa Bank plc, 5.10%,
                   10/19/06 (Acquired 5/12/06,
                   Cost $1,466,000)(2)                               1,496,175
--------------------------------------------------------------------------------
        4,000,000  Depfa Bank plc, 5.26%, 12/1/06
                   (Acquired 9/1/06,
                   Cost $3,946,866)(2)                               3,964,383
--------------------------------------------------------------------------------
       10,000,000  Emerald Notes of the MBNA,
                   5.28%, 12/6/06 (Acquired 9/7/06,
                   Cost $9,868,000)(2)                               9,903,200
--------------------------------------------------------------------------------
       15,500,000  Fortis Funding LLC, 5.25%,
                   12/12/06 (Acquired 9/12/06,
                   Cost $15,294,302)(2)                             15,337,250
--------------------------------------------------------------------------------
        6,700,000  General Electric Capital Corp.,
                   5.33%, 10/26/06                                   6,675,201
--------------------------------------------------------------------------------
        3,100,000  Govco Incorporated, 5.32%,
                   10/10/06 (Acquired 8/4/06,
                   Cost $3,069,307)(2)                               3,095,877
--------------------------------------------------------------------------------
       12,000,000  Govco Incorporated, 5.27%,
                   10/16/06 (Acquired 8/23/06,
                   Cost $11,905,140)(2)                             11,973,650
--------------------------------------------------------------------------------
        1,000,000  HBOS Treasury Services plc,
                   5.28%, 11/6/06                                      994,720
--------------------------------------------------------------------------------
        3,500,000  HBOS Treasury Services plc,
                   5.28%, 11/7/06                                    3,481,007
--------------------------------------------------------------------------------
       10,000,000  ING (U.S.) Funding LLC, 5.36%,
                   10/6/06                                           9,992,556
--------------------------------------------------------------------------------
       15,000,000  ING (U.S.) Funding LLC, 5.25%,
                   12/4/06                                          14,860,000
--------------------------------------------------------------------------------
       14,000,000  IXIS, 5.35%, 10/4/06 (Acquired
                   7/18/06, Cost $13,837,717)(2)                    13,993,759
--------------------------------------------------------------------------------
        1,350,000  IXIS, 5.28%, 1/4/07 (Acquired
                   8/16/06, Cost $1,322,082)(2)                      1,331,190
--------------------------------------------------------------------------------
        7,579,000  Legacy Capital LLC, 5.26%,
                   10/5/06 (Acquired 9/21/06,
                   Cost $7,563,497)(2)                               7,574,571
--------------------------------------------------------------------------------
        2,880,000  Legacy Capital LLC, 5.40%,
                   10/16/06 (Acquired 7/25/06,
                   Cost $2,844,144)(2)                               2,873,520
--------------------------------------------------------------------------------
        4,000,000  Legacy Capital LLC, 5.26%,
                   1/4/07 (Acquired 9/25/06,
                   Cost $3,940,971)(2)                               3,944,478
--------------------------------------------------------------------------------
       10,000,000  Legacy Capital LLC, 5.26%,
                   1/10/07 (Acquired 9/12/06,
                   Cost $9,824,667)(2)                               9,852,428
--------------------------------------------------------------------------------
       11,659,000  Lexington Parker Capital, 5.40%,
                   10/11/06 (Acquired 7/14/06 -
                   7/24/06, Cost $11,510,443)(2)                    11,641,525
--------------------------------------------------------------------------------
        2,783,000  Lexington Parker Capital, 5.09%,
                   10/20/06 (Acquired 5/12/06,
                   Cost $2,719,649)(2)                               2,775,524
--------------------------------------------------------------------------------
       10,000,000  Lexington Parker Capital, 5.28%,
                   11/2/06 (Acquired 8/23/06,
                   Cost $9,895,867)(2)                               9,953,067
--------------------------------------------------------------------------------
       10,000,000  Merrill Lynch & Co., Inc., 5.34%,
                   10/3/06                                           9,997,033
--------------------------------------------------------------------------------
See Notes to Financial Statements.

(continued)

------
8

Premium Money Market - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $ 1,175,000  Nestle Capital Corp., 5.17%,
                   8/13/07 (Acquired 8/23/06,
                   Cost $1,115,154)(2)                             $  1,121,729
--------------------------------------------------------------------------------
        2,527,000  Nieuw Amsterdam Rec, 5.40%,
                   10/6/06 (Acquired 7/10/06,
                   Cost $2,493,644)(2)                                2,525,105
--------------------------------------------------------------------------------
        8,000,000  Nieuw Amsterdam Rec, 5.39%,
                   10/10/06 (Acquired 7/11/06,
                   Cost $7,891,002)(2)                                7,989,220
--------------------------------------------------------------------------------
        8,500,000  Nieuw Amsterdam Rec, 5.27%,
                   10/12/06 (Acquired 9/12/06,
                   Cost $8,462,671)(2)                                8,486,313
--------------------------------------------------------------------------------
        2,000,000  Paradigm Funding LLC, 5.27%,
                   10/6/06 (Acquired 9/6/06,
                   Cost $1,991,217)(2)                                1,998,536
--------------------------------------------------------------------------------
       10,000,000  Paradigm Funding LLC, 5.27%,
                   1/8/07 (Acquired 9/15/06,
                   Cost $9,831,813)(2)                                9,855,213
--------------------------------------------------------------------------------
        7,500,000  Ranger Funding Co. LLC, 5.39%,
                   10/16/06 (Acquired 7/18/06,
                   Cost $7,398,938)(2)                                7,483,157
--------------------------------------------------------------------------------
        2,300,000  Spintab AB, 5.27%, 11/27/06                        2,280,808
--------------------------------------------------------------------------------
       17,000,000  Spintab AB, 5.26%, 12/5/06                        16,838,546
--------------------------------------------------------------------------------
        7,500,000  Stadshypotek Deleware, Inc., 5.26%,
                   10/16/06 (Acquired 8/23/06,
                   Cost $7,440,825)(2)                                7,483,562
--------------------------------------------------------------------------------
       12,400,000  Stadshypotek Deleware, Inc., 5.30%,
                   10/30/06 (Acquired 8/8/06 -
                   8/10/06, Cost $12,249,317)(2)                     12,347,034
--------------------------------------------------------------------------------
        4,900,000  Stadshypotek Deleware, Inc., 5.27%,
                   11/15/06 (Acquired 8/17/06,
                   Cost $4,835,443)(2)                                4,867,721
--------------------------------------------------------------------------------
       10,000,000  Toyota Motor Credit Corp., 5.05%,
                   12/28/06                                           9,876,531
--------------------------------------------------------------------------------
        2,000,000  Tulip Funding Corp., 5.27%,
                   11/15/06 (Acquired 8/22/06,
                   Cost $1,975,114)(2)                                1,986,825
--------------------------------------------------------------------------------
        7,500,000  UBS Finance LLC, 5.38%, 10/6/06                    7,494,396
--------------------------------------------------------------------------------
       10,000,000  Variable Funding
                   Capital Co. LLC, VRN, 5.28%,
                   10/12/06, resets monthly off the
                   1-month LIBOR minus 0.05% with
                   no caps (Acquired 8/9/06,
                   Cost $10,000,000)(2)                              10,000,000
--------------------------------------------------------------------------------
       10,500,000  Variable Funding Corp., 5.36%,
                   10/2/06 (Acquired 9/29/06, Cost
                   $10,495,310)(2)                                   10,498,437
--------------------------------------------------------------------------------
       14,000,000  Yorktown Capital LLC, 5.25%,
                   10/18/06 (Acquired 9/13/06,
                   Cost $13,928,542)(2)                              13,965,292
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                              499,804,091
--------------------------------------------------------------------------------
CORPORATE BONDS - 21.1%
--------------------------------------------------------------------------------
        5,000,000  Allied Irish Banks (New York),
                   VRN, 5.33%, 10/16/06, resets
                   monthly off the 1-month LIBOR
                   minus 0.005% with no caps                          5,000,247
--------------------------------------------------------------------------------
Principal Amount                                                    Value
--------------------------------------------------------------------------------
      $ 5,000,000  American Honda Finance Corp.,
                   VRN, 5.66%, 10/6/06, resets
                   quarterly off the 3-month LIBOR
                   plus 0.17% with no caps (Acquired
                   4/6/06, Cost $5,005,000)(2)                    $  5,000,140
--------------------------------------------------------------------------------
        2,500,000  American Honda Finance Corp.,
                   VRN, 5.65%, 10/16/06, resets
                   quarterly off the 3-month LIBOR
                   plus 0.14% with no caps (Acquired 8/23/06,
                   Cost $2,502,075)(2)                               2,501,531
--------------------------------------------------------------------------------
        3,000,000  American Honda Finance Corp.,
                   VRN, 5.50%, 10/18/06, resets
                   quarterly off the 3-month LIBOR
                   with no caps (Acquired 6/22/06,
                   Cost $2,999,760)(2)                               2,999,965
--------------------------------------------------------------------------------
        4,000,000  American Honda Finance Corp.,
                   VRN, 5.52%, 11/20/06, resets
                   quarterly off the 3-month LIBOR
                   plus 0.13% with no caps (Acquired
                   9/19/06, Cost $4,002,676)(2)                      4,002,517
--------------------------------------------------------------------------------
       10,000,000  Bank of America N.A., VRN, 5.36%,
                   11/24/06, resets quarterly off the
                   3-month LIBOR minus 0.05%
                   with no caps                                     10,000,000
--------------------------------------------------------------------------------
        3,545,000  Christopher Place Inc., VRN, 5.42%,
                   10/5/06 (LOC: Fifth Third Bank)                   3,545,000
--------------------------------------------------------------------------------
        2,425,000  Coastal Area Stores Inc./Tattnall
                   Foods Inc., VRN, 5.37%, 10/5/06
                   (LOC: Columbus Bank & Trust)                      2,425,000
--------------------------------------------------------------------------------
        3,465,000  CPR Investments LLC, VRN, 5.37%,
                   10/5/06                                           3,465,000
--------------------------------------------------------------------------------
       16,375,000  Cunat Sheffield Heights LLC, VRN,
                   5.36%, 10/5/06                                   16,375,000
--------------------------------------------------------------------------------
        1,000,000  Fifth Third Bancorp, 2.70%,
                   1/30/07                                             990,517
--------------------------------------------------------------------------------
        2,000,000  First Baptist Church of Opelika,
                   VRN, 5.33%, 10/5/06                               2,000,000
--------------------------------------------------------------------------------
        8,000,000  Florida Hurricane Catastrophe
                   Fund, Series 2006 B, VRN,
                   5.34%, 10/16/06, resets monthly
                   off the 1-month LIBOR plus
                   0.01% with no caps                                8,000,000
--------------------------------------------------------------------------------
        4,545,000  Green Island Country Club Inc.,
                   VRN, 5.37%, 10/5/06
                   (LOC: Columbus Bank & Trust)                      4,545,000
--------------------------------------------------------------------------------
        8,575,000  Guardian Angel Homes
                   Lewiston LLC, VRN, 5.37%,
                   10/5/06                                           8,575,000
--------------------------------------------------------------------------------
        1,000,000  HBOS Treasury Services plc,
                   3.125%, 1/12/07 (Acquired
                   9/19/06, Cost $992,650)(2)                          993,359
--------------------------------------------------------------------------------
       16,100,000  HBOS Treasury Services plc,
                   VRN, 5.58%, 10/12/06, resets
                   quarterly off the 3-month LIBOR
                   plus 0.08% with no caps
                   (Acquired 1/12/06 - 8/9/06,
                   Cost $16,114,350)(2)                             16,106,863
--------------------------------------------------------------------------------
See Notes to Financial Statements.

(continued)

------
9

Premium Money Market - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $ 5,950,000  Lee Group Inc./County
                   Materials Inc./Lees Aggregate
                   & Trucking Inc., VRN, 5.43%,
                   10/5/06 (LOC: FHLB)                             $  5,950,000
--------------------------------------------------------------------------------
       13,000,000  OSS Realty Co., VRN, 5.40%,
                   10/5/06 (LOC: SunTrust Bank)                      13,000,000
--------------------------------------------------------------------------------
        4,000,000  Royal Bank of Scotland plc, VRN,
                   5.41%, 11/24/06, resets quarterly
                   off the 3-month LIBOR plus
                   0.01%  with no caps (Acquired 5/12/06,
                   Cost $4,000,680)(2)                                4,000,187
--------------------------------------------------------------------------------
        2,000,000  Salvation Army, Series 2004 A,
                   VRN, 5.33%, 10/5/06
                   (LOC: Bank of New York)                            2,000,000
--------------------------------------------------------------------------------
        2,400,000  Santa Rosa Property Holding LLC,
                   VRN, 5.37%, 10/5/06, resets
                   monthly off the 1-month LIBOR
                   with no caps                                       2,400,000
--------------------------------------------------------------------------------
        3,830,000  Six Ten Properties LLC, VRN,
                   5.37%, 10/5/06 (LOC: Columbus
                   Bank & Trust)                                      3,830,000
--------------------------------------------------------------------------------
        1,860,000  St. Mary's Congregation, VRN,
                   5.47%, 10/5/06 (LOC: Marshall
                   & Isley Bank)                                      1,860,000
--------------------------------------------------------------------------------
        5,000,000  Transamerica Occidental Life
                   Insurance Co., VRN, 5.60%,
                   11/1/06, resets quarterly off the
                   3-month LIBOR plus 0.11% with
                   no caps (Acquired 11/9/99,
                   Cost $5,000,000)(2)                                5,000,000
--------------------------------------------------------------------------------
        9,000,000  Travelers Insurance Co. Group,
                   VRN, 5.54%, 11/7/06, resets
                   quarterly off the 3-month LIBOR
                   plus 0.06% with no caps (Acquired
                   8/7/03, Cost $9,000,000)(2)                        9,000,000
--------------------------------------------------------------------------------
       10,000,000  Wachovia Bank N.A., VRN, 5.46%,
                   12/30/06, resets quarterly off
                   the 3-month LIBOR minus 0.04%
                   with no caps                                      10,000,066
--------------------------------------------------------------------------------
       10,000,000  Wal-Mart Stores, Inc., VRN,
                   5.26%, 12/28/06, resets quarterly
                   off the 3-month LIBOR minus
                   0.10% with no caps                                 9,998,052
--------------------------------------------------------------------------------
       10,000,000  Wal-Mart Stores, Inc., VRN,
                   5.88%, 6/1/07                                     10,033,740
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               173,597,184
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 11.6%
--------------------------------------------------------------------------------
          600,000  American National Fish & Wildlife
                   Museum District Rev., Series
                   2004 B, VRDN, 5.42%, 10/5/06
                   (LOC: Commerce Bank N.A.)                            600,000
--------------------------------------------------------------------------------
          680,000  Board Trustees Morgan County
                   Memorial Hospital Rev.,
                   (Johnson  County), VRDN, 5.49%, 10/5/06
                   (LOC: Fifth Third Bank)                              680,000
--------------------------------------------------------------------------------
        1,625,000  Calexico Unified School District COP,
                   (Refinancing Project),
                   VRDN, 5.35%, 10/5/06 (XLCA)
                   (SBBPA: Wachovia Bank N.A.)                        1,625,000
--------------------------------------------------------------------------------
Principal Amount                                                    Value
--------------------------------------------------------------------------------
      $ 1,360,000  California Infrastructure &
                   Economic Development Bank  Rev.,
                   Series 2000 B, (Metrotile
                   Manufacturing), VRDN, 5.43%,
                   10/5/06 (LOC: Comerica Bank)                    $  1,360,000
--------------------------------------------------------------------------------
       10,000,000  California Pollution Control
                   Financing Auth. Rev., Series 2001 A,
                   (Cheese & Protein International,
                   LLC), VRDN, 5.32%, 10/5/06
                   (LOC: JPMorgan Chase Bank)                        10,000,000
--------------------------------------------------------------------------------
          300,000  California Statewide Communities
                   Development Auth. Rev.,
                   (Industrial Improvements), VRDN,
                   5.41%, 10/5/06
                   (LOC: Bank of the West)                              300,000
--------------------------------------------------------------------------------
          840,000  Colorado Housing & Finance Auth.
                   Rev., Series 2004 B, (Corey  Building),
                   VRDN, 5.43%, 10/5/06
                   (LOC: Guaranty Bank & Trust and
                   Wells Fargo Bank N.A.)                               840,000
--------------------------------------------------------------------------------
          920,000  Colorado Housing & Finance Auth.
                   Rev., Series 2004 B, (Taxable
                   POPIEL Properties), VRDN,
                   5.41%,  10/5/06 (LOC: Guaranty Bank &
                   Trust and Wells Fargo Bank N.A.)                     920,000
--------------------------------------------------------------------------------
        2,110,000  Colorado Housing & Finance Auth.
                   Rev., Series 2005 B, (Closet
                   Factory), VRDN, 5.43%, 10/5/06
                   (LOC: Bank of New York)                            2,110,000
--------------------------------------------------------------------------------
        1,000,000  Columbus Development Auth. Rev.,
                   (CEDC/ICFORM Inc.), VRDN, 5.42%,
                   10/5/06 (LOC: Columbus
                   Bank & Trust)                                      1,000,000
--------------------------------------------------------------------------------
        2,000,000  Columbus Development Auth.
                   Rev., (Columbus Park East), VRDN,
                   5.37%, 10/5/06 (LOC: Columbus
                   Bank & Trust)                                      2,000,000
--------------------------------------------------------------------------------
        1,400,000  Columbus Development Auth. Rev.,
                   Series 2005 B, (Foundation
                   Properties, Inc., Student
                   Housing),  VRDN, 5.38%, 10/5/06
                   (LOC: Columbus Bank & Trust)                       1,400,000
--------------------------------------------------------------------------------
        3,155,000  Columbus Development Auth. Rev.,
                   VRDN, 5.37%, 10/5/06
                   (LOC: Columbus Bank & Trust)                       3,155,000
--------------------------------------------------------------------------------
        5,000,000  Cook County GO, Series 2005 D,
                   (Public Improvements), VRDN,
                   5.34%, 10/4/06 (SBBPA: Depfa
                   Bank plc)                                          5,000,000
--------------------------------------------------------------------------------
        5,105,000  Cook County Industrial Development
                   Rev., Series 1999 B, (Devorahco LLC),
                   VRDN, 5.36%, 10/5/06
                   (LOC: LaSalle Bank N.A.)
                   (Acquired 3/23/01,
                   Cost $5,105,000)(2)                                5,105,000
--------------------------------------------------------------------------------
          925,000  Crawford Education Facilities
                   Corp. Rev., Series 2004 B,
                   (Refunding Taxable University
                   Package), VRDN, 5.42%, 10/5/06
                   (LOC: BNP Paribas)                                   925,000
--------------------------------------------------------------------------------
See Notes to Financial Statements.

(continued)

------
10

Premium Money Market - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $ 5,000,000  Fairfield Rev., Series 2005 A-2,
                   VRDN, 5.32%, 10/5/06 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale)                                   $  5,000,000
--------------------------------------------------------------------------------
          500,000  Greenville South Carolina
                   Memorial Auditorium District COP,
                   Series 1996 C, (BI-LO
                   Center), VRDN, 5.42%, 10/4/06
                   (LOC: Bank of America N.A.)                          500,000
--------------------------------------------------------------------------------
        6,285,000  Kansas City Missouri Tax
                   Increment Rev., Series 2003 B,
                   (Chouteau Development Company
                   LLC), VRDN, 5.35%, 10/5/06 (MBIA)
                   (SBBPA: JPMorgan Chase Bank)                       6,285,000
--------------------------------------------------------------------------------
        7,500,000  Mississippi Business Finance
                   Corp. Rev., Series 2005, (Future Pipe
                   Industries, Inc.) VRDN, 5.33%,
                   10/5/06 (LOC: Mashreqbank and
                   Bank of New York)                                  7,500,000
--------------------------------------------------------------------------------
        3,000,000  Mississippi Business Finance
                   Corp. Rev., Series 2006 R-1,
                   (Aurora Flight Sciences Corporation),
                   VRDN, 5.33%, 10/5/06
                   (LOC: Cadence Bank N.A. and FHLB)                  3,000,000
--------------------------------------------------------------------------------
        7,615,000  Montebello COP, VRDN, 5.38%,
                   10/4/06 (LOC: Union Bank of
                   California N.A. and California State
                   Teacher's Retirement System)                       7,615,000
--------------------------------------------------------------------------------
          280,000  Nebraska Investment Finance
                   Auth. Multifamily Rev., Series 2001 B,
                   (Riverbend Apartments), VRDN, 5.44%,
                   10/5/06 (LOC: LaSalle Bank  N.A.)
                   (Acquired 9/5/01, Cost $280,000)(2)                  280,000
--------------------------------------------------------------------------------
        1,000,000  New Jersey Economic Development
                   Auth. Rev., Series 2006 B,
                   (Accurate Box Co., Inc.), VRDN,
                   5.37%, 12/1/06 (LOC: SunTrust Bank)                1,000,000
--------------------------------------------------------------------------------
        4,820,000  New Orleans Rev., VRDN, 5.55%,
                   10/5/06 (Ambac) (SBBPA: Bank
                   One Louisiana)                                     4,820,000
--------------------------------------------------------------------------------
        3,000,000  Ogden City Redevelopment Ageny
                   Rev., Series 2005 C1, VRDN,
                   5.48%, 10/3/06 (LOC: Bank of
                   New York)                                          3,000,000
--------------------------------------------------------------------------------
        1,220,000  Ontario County Industrial
                   Development Agency Rev.,
                   Series 2005 B, (Friends of the
                   Finger Lakes Performing Arts
                   Center, Inc. Civic Facility),
                   VRDN, 5.60%, 10/2/06 (LOC: Citizens
                   Bank NA)                                           1,220,000
--------------------------------------------------------------------------------
        1,700,000  Oregon State Facilities Auth. Rev.,
                   (Hazelden Springbrook), VRDN,
                   5.45%, 10/5/06 (LOC: Allied Irish Bank plc)        1,700,000
--------------------------------------------------------------------------------
Principal Amount                                                    Value
--------------------------------------------------------------------------------
      $ 2,000,000  Osceola County Housing Finance
                   Auth. Rev., Series 2002 B,
                   (Regatta Bay Apartments), VRDN,
                   5.42%, 10/4/06 (LOC: FNMA)                      $  2,000,000
--------------------------------------------------------------------------------
          100,000  Palm Beach County Florida
                   Housing Finance Auth. Rev.,
                   Series 2003 B, (Renaissance),
                   VRDN, 5.42%, 10/4/06 (FNMA)
                   (LIQ FAC: FNMA)                                      100,000
--------------------------------------------------------------------------------
        3,900,000  Southeast Alabama Gas District
                   Rev., (Lateral Project), VRDN, 5.33%,
                   10/5/06 (Ambac) (SBBPA: AmSouth
                   Bank of Alabama)                                   3,900,000
--------------------------------------------------------------------------------
        2,500,000  Southeast Industrial Development
                   Agency Rev., (Powers Fasteners),
                   VRDN, 5.43%, 10/5/06 (LOC:
                   Bank of New York)                                  2,500,000
--------------------------------------------------------------------------------
        2,250,000  Vermont Economic Development
                   Auth. Rev., Series 2006 D, (Wake
                   Robin Corp.), VRDN, 5.35%,
                   10/5/06 (LOC: Sovereign Bank FSB and
                   Lloyds TSB Bank plc)                               2,250,000
--------------------------------------------------------------------------------
        3,355,000  Washington Economic Development
                   Finance Auth. Rev., Series 2006 G,
                   (Wesmar Company, Inc.),
                   VRDN, 5.37%, 10/4/06 (LOC: U.S.
                   Bank N.A.)                                         3,355,000
--------------------------------------------------------------------------------
        2,500,000  West Covina Public Financing
                   Auth. Tax Allocation Rev., Series 1999,
                   (Redevelopment Agency & Sub-Lien),
                   VRDN, 5.41%, 10/5/06
                   (LOC: Allied Irish Bank plc)                       2,500,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES                                           95,545,000
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 6.7%
--------------------------------------------------------------------------------
       20,000,000  Calyon New York, 5.35%,
                   11/13/06                                          20,000,000
--------------------------------------------------------------------------------
       10,000,000  Citibank N.A., 5.33%, 12/14/06
                   (Acquired 9/11/06,
                   Cost $10,000,000)(2)                              10,000,000
--------------------------------------------------------------------------------
        7,000,000  Citizens Bank of Massachusetts,
                   5.34%, 12/29/06                                    7,000,000
--------------------------------------------------------------------------------
       10,000,000  First Tennessee Bank N.A., 5.27%,
                   10/16/06 (Acquired 9/15/06,
                   Cost $10,000,000)(2)                              10,000,000
--------------------------------------------------------------------------------
        8,100,000  Royal Bank of Scotland
                   (New York), 4.82%, 1/18/07
                   (Acquired 12/21/05,
                   Cost $8,101,768)(2)                                8,100,490
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                        55,100,490
--------------------------------------------------------------------------------
See Notes to Financial Statements.

(continued)

------
11

Premium Money Market - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal                                                         Value
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 6.1%
-------------------------------------------------------------------------------
   $ 5,000,000 FHLB, 5.00%, 1/29/07                           $  5,000,000
-------------------------------------------------------------------------------
     5,000,000 FHLB, 4.80%, 2/23/07                              5,000,000
-------------------------------------------------------------------------------
    10,000,000 FHLB, 4.89%, 3/5/07                              10,000,000
-------------------------------------------------------------------------------
    10,000,000 FHLB, 5.58%, 8/14/07                             10,000,000
-------------------------------------------------------------------------------
    10,000,000 FHLB, 5.50%, 8/21/07                             10,005,945
-------------------------------------------------------------------------------
    10,000,000 FHLB, VRN, 5.50%, 10/27/06(3)                    10,000,000
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                               50,005,945
-------------------------------------------------------------------------------
                                                                  Value
-------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES - 106.1%                                          $ 874,052,710
-------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES - (6.1)%                                           (49,925,955)
-------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                    $ 824,126,755
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LIQ FAC = Liquidity Facilities

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

resets =  The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective September 30, 2006.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2006.

XLCA = XL Capital Ltd.

(1) The rate indicated is the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30,
    2006 was $449,311,992, which represented 54.5% of total net assets.
    Restricted securities considered illiquid represent 1.7% of total net assets.

(3) Step-coupon security. Coupon increases quarterly at a predetermined rate.
    Rate shown is effective September 30, 2006.

See Notes to Financial Statements.

------
12

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (amortized cost
and cost for federal income tax purposes)                      $874,052,710
-------------------------------------------------------------
Cash                                                                133,467
-------------------------------------------------------------
Receivable for capital shares sold                                2,003,153
-------------------------------------------------------------
Interest receivable                                               2,808,423
-------------------------------------------------------------
Prepaid portfolio insurance                                          35,908
--------------------------------------------------------------------------------
                                                                879,033,661
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for capital shares redeemed                              54,055,893
-------------------------------------------------------------
Accrued management fees                                             272,407
-------------------------------------------------------------
Dividends payable                                                   578,606
--------------------------------------------------------------------------------
                                                                 54,906,906
--------------------------------------------------------------------------------
NET ASSETS                                                     $824,126,755
================================================================================
CAPITAL SHARES
--------------------------------------------------------------------------------
Outstanding (unlimited number of shares authorized)             824,137,926
================================================================================
NET ASSET VALUE PER SHARE                                           $1.00
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                $824,131,856
-------------------------------------------------------------
Accumulated net realized loss on investment transactions            (5,101)
--------------------------------------------------------------------------------
                                                               $824,126,755
================================================================================
See Notes to Financial Statements.

------
13

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------------
Interest                                                         $19,953,921
--------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------
Management fees                                                    1,724,879
---------------------------------------------------------------
Trustees' fees and expenses                                           13,620
---------------------------------------------------------------
Portfolio insurance                                                   53,748
--------------------------------------------------------------------------------
                                                                   1,792,247
Amount waived                                                       (173,475)
--------------------------------------------------------------------------------
                                                                   1,618,772
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             18,335,149
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS                     (131)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM OPERATIONS                             $18,335,018
================================================================================

See Notes to Financial Statements.

------
14

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
AND YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                SEPT. 30, 2006   MARCH 31, 2006
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                             $  18,335,149   $  18,952,271
----------------------------------------------
Net realized gain (loss)                                   (131)         (4,225)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            18,335,018      18,948,046
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                          (18,335,149)    (18,952,271)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                           511,739,798     492,713,081
----------------------------------------------
Proceeds from reinvestment of distributions          14,721,620      15,788,464
----------------------------------------------
Payments for shares redeemed                       (343,584,018)   (340,201,909)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                     182,877,400     168,299,636
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS               182,877,269     168,295,411
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 641,249,486     472,954,075
--------------------------------------------------------------------------------
End of period                                      $824,126,755    $641,249,486
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                511,739,684     492,713,081
----------------------------------------------
Issued in reinvestment of distributions              14,721,620      15,788,464
----------------------------------------------
Redeemed                                           (343,584,018)   (340,201,909)
--------------------------------------------------------------------------------
Net increase (decrease) in shares of the fund       182,877,286     168,299,636
================================================================================

See Notes to Financial Statements.

------
15

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Premium Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to earn the highest level of current income while preserving the value of your investment. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
16

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an
Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment manager that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment
Category Fee range from 0.1170% to 0.2300% and the rates for the Complex Fee range from 0.2500% to 0.3100%. From July 29, 2005 to July 31, 2006, the
investment advisor voluntarily agreed to waive 0.030% of its management fee.
Effective August 1, 2006, the investment advisor voluntarily agreed to waive
0.071% of its management fee. This fee waiver may be revised or terminated at any time without notice. The effective annual management fee for the fund before waiver is 0.45%. The effective annual management fee for the fund after waiver is 0.41%.

MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with Ambac Assurance
Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to Ambac, which are amortized daily over one year. For the six months ended September 30, 2006, the annualized ratio of money market insurance expense to average net assets was
0.02%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC.

JPMorgan Chase Bank is a custodian of the fund and a wholly owned subsidiary of
J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2006, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $1,331, which may be used to offset future taxable realized gains. Capital loss carryovers of $446 and $885 expire in 2013 and 2014, respectively.

As of March 31, 2006, the fund had capital loss deferrals of $3,524, which represent net capital losses incurred in the five-month period ended March 31,
2006. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

4. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

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17

Premium Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------
                               2006(1)     2006      2005        2004        2003       2002
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $1.00      $1.00     $1.00      $1.00       $1.00      $1.00
---------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment Income          0.02       0.03      0.01       0.01        0.01       0.03
---------------------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income             (0.02)     (0.03)    (0.01)     (0.01)      (0.01)     (0.03)
---------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $1.00      $1.00     $1.00      $1.00       $1.00      $1.00
=============================================================================================
  TOTAL RETURN(2)               2.41%      3.41%     1.33%      0.74%       1.32%      3.03%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets         0.43%(3)(4)   0.45%(3)     0.48%     0.47%       0.47%      0.46%
------------------------
Ratio of Operating
Expenses to Average
Net Assets (Before
Expense Waiver)               0.47%(4)     0.47%      0.48%     0.47%       0.47%      0.46%
------------------------
Ratio of Net Investment
Income to
Average Net Assets         4.80%(3)(4)   3.41%(3)     1.31%     0.73%       1.32%      2.91%
------------------------
Ratio of Net Investment
Income to
Average Net Assets
(Before Expense waiver)       4.76%(4)     3.39%      1.31%      0.73%      1.32%      2.91%
------------------------
Net Assets, End of Period
(in thousands)               $824,127   $641,249   $472,954   $479,341   $560,991   $575,389
---------------------------------------------------------------------------------------------
(1) Six months ended September 30, 2006 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(4) Annualized.

See Notes to Financial Statements.

------
18

Approval of Management Agreement for Premium Money Market

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Premium Money Market (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

*    the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

*    reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

*    data comparing the cost of owning the fund to the cost of owning a similar fund;

*    data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

*    financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

*    data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

(continued)

------
19

Approval of Management Agreement for Premium Money Market

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

*    fund construction and design

*    portfolio security selection

*    initial capitalization/funding

*    securities trading

*    custody of fund assets

*    daily valuation of the fund's portfolio

*    shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

*    legal services

*    regulatory and portfolio compliance

*    financial reporting

*    marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. The Directors also review detailed performance information during the 15(c) Process comparing the fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with

(continued)

------
20

Approval of Management Agreement for Premium Money Market

the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance for both the one and three year periods was above the median for its peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the fund increases in size, and through

(continued)

------
21

Approval of Management Agreement for Premium Money Market

reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was slightly above the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the

(continued)

------
22

Approval of Management Agreement for Premium Money Market

fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors negotiated a one-year waiver by the advisor of a portion of the management fee. These changes were proposed by the
Directors based on their review of the fund's percentile rank in its peer group universe and the fact that the Directors seek as a general rule to have total expense ratios of fixed income and money market funds in the lowest 25th percentile of the fees of comparable funds. The advisor accepted the principle of the fee waiver based on the fact that the lower fee will result in increased competitiveness of the fund within its peer group universe. The fee waiver, effective August 1, 2006, will result in a lowering of the management fee of the fund by 0.071 percentage points below the current management fee. Following these negotiations with the advisor, the Directors concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services.

------
23

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
24

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. CORPORATE HIGH-YIELD INDEX covers the U.S.
dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

------
25

Notes

------
26

Notes

------
27

Notes

------
28

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0611
SH-SAN-51669N

[front cover]

AMERICAN CENTURY INVESTMENTS
Semiannual Report

September 30, 2006

[photo of autumn trees]

Inflation Protection Bond Fund

[american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

We are pleased to provide you with the semiannual report for the American
Century Inflation Protection Bond fund for the six months ended September 30,
2006. We hope you find this information helpful in monitoring your investment.
Another useful resource we offer is our website, americancentury.com, where we post quarterly portfolio commentaries, the views of senior investment officers and analysts, and other communications about investments, portfolio strategy, personal finance, and the markets.

In its most recent rankings, Dalbar -- which issues customer satisfaction ratings and rankings based on website functionality -- ranked
americancentury.com fourth out of the sites provided by the top 25 fund companies that it believes lead the industry in web-based technology. Our website earned an "Excellent" rating, Dalbar's highest designation.

For most of 2006, our website has linked visitors to information explaining our strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). This campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count. To learn more about the collaboration and the LAF, please visit americancentury.com or www.lanceface.com on the Web and click on the links to related sites.

With the approach of year end and the 2006 tax season, you can also find out more about December fund distributions and tax information via a link from our website. We've posted December distribution estimates for over 50 funds, answers to frequent distribution questions, and online descriptions of all of the tax information we provide to investors.

If you haven't visited americancentury.com yet, we encourage you to do so...it's there to serve you. And so are we. As always, we deeply appreciate your commitment to American Century Investments.

Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   U.S. Fixed-Income Total Returns  . . . . . . . . . . . . . . . . . . . . 2

INFLATION PROTECTION BOND

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of Chief Investment Officer]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

A TALE OF TWO QUARTERS

The second and third quarters of 2006 were very different in terms of inflation and interest rate expectations and market performance. In the second quarter, as core inflation rates remained above the Federal Reserve's 1-2% "comfort zone"
and threatened to go higher, investors feared the Fed would keep raising interest rates and tip the economy into recession. Uncertainty about how far the
Fed would go, and how successful it would be in containing inflation, created a defensive attitude in financial markets that resulted in disappointing returns for broad stock and bond indices.

A FED PAUSE REFRESHED THE MARKETS

But in the third quarter, a 15% drop in oil prices helped take the heat off inflation pressures, and cut business and consumer costs. Weakness in the housing market--though hard on many homeowners--turned into a positive factor for the markets. As home sales and prices declined, the Fed stopped its interest rate tightening campaign, stepping back to assess the economy's reaction to previous rate hikes. This combination of falling energy prices and relief from rising interest rates helped broad U.S. stock and bond markets rebound from second-quarter losses to post some of their biggest quarterly gains this decade.

LONG-DURATION AND CORPORATE SECURITIES OUTPERFORMED

The bond market especially welcomed a gloomy housing-market forecast, speculating that it would reduce economic growth, inflation, and interest rates.
This rekindled demand for longer-term fixed-income securities. As a result, the
Treasury yield curve fell for the six months and "inverted", as the two-year yield (4.69%) remained higher than the 10-year yield (4.63%), and both fell well below the Fed's 5.25% overnight interest rate target. Mirroring the stock market's rally, the corporate sectors led the broad taxable market.

--------------------------------------------------------------------------------
U.S. FIXED-INCOME TOTAL RETURNS
--------------------------------------------------------------------------------
For the six months ended September 30, 2006*
--------------------------------------------------------------------------------
TREASURY SECURITIES
--------------------------------------------------------------------------------
3-month bill                                                  2.51%
--------------------------------------------------------------------------------
2-year note                                                   2.53%
--------------------------------------------------------------------------------
5-year note                                                   3.20%
--------------------------------------------------------------------------------
10-year note                                                  3.83%
--------------------------------------------------------------------------------
30-year bond                                                  4.64%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. BOND MARKET INDICES
--------------------------------------------------------------------------------
Corporate High-Yield                                          4.33%
--------------------------------------------------------------------------------
Corporate Investment-Grade                                    4.12%
--------------------------------------------------------------------------------
Aggregate (multi-sector)                                      3.73%
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                    3.64%
--------------------------------------------------------------------------------
Treasury                                                      3.61%
--------------------------------------------------------------------------------
Agency                                                        3.45%
--------------------------------------------------------------------------------
*Total returns for periods less than one year are not annualized.

------
2

Inflation Protection Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                                     ----------------
                                                      AVERAGE ANNUAL
                                                         RETURNS
--------------------------------------------------------------------------------
                                                          SINCE      INCEPTION
                             6 MONTHS(1)     1 YEAR     INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                  3.68%         1.43%       1.14%        5/31/05
--------------------------------------------------------------------------------
CITIGROUP U.S.
INFLATION-LINKED
SECURITIES INDEX(2)             4.11%         1.88%       1.71%          --
--------------------------------------------------------------------------------
Institutional Class             3.91%         1.71%       1.39%        5/31/05
--------------------------------------------------------------------------------
A Class                                                                5/31/05
    No sales charge*            3.60%         1.17%       0.88%
    With sales charge*         -1.10%        -3.42%      -2.54%
--------------------------------------------------------------------------------
B Class                                                                5/31/05
    No sales charge*            3.16%         0.45%       0.15%
    With sales charge*         -1.84%        -3.55%      -2.86%
--------------------------------------------------------------------------------
C Class                                                                5/31/05
    No sales charge*            3.18%         0.36%       0.10%
    With sales charge*          2.18%         0.36%       0.10%
--------------------------------------------------------------------------------
R Class                         3.49%         1.02%       0.70%         5/31/05
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
1.00%. B Class shares redeemed within six years of purchase are subject to a
CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) The Citigroup U.S. Inflation-Linked Securities Index is not subject to the tax code diversification and other regulatory requirements limiting the type and amount of securities that the fund may own.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
3

Inflation Protection Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made May 31, 2005

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
--------------------------------------------------------------------------------
                                                            2005*    2006
--------------------------------------------------------------------------------
Investor Class                                              0.08%    1.43%
--------------------------------------------------------------------------------
Citigroup U.S. Inflation-Linked Securities Index            0.39%    1.88%
--------------------------------------------------------------------------------
*From 5/31/05 (fund inception) to 9/30/05. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Inflation Protection Bond - Portfolio Commentary

PORTFOLIO MANAGERS: JEREMY FLETCHER AND BOB GAHAGAN

PERFORMANCE SUMMARY

Inflation Protection Bond returned 3.68%* for the six months ended September 30,
2006. By comparison, the Citigroup U.S. Inflation-Linked Securities Index
returned 4.11%. The portfolio's results reflected operating expenses, while the returns of the index did not.

The relative and absolute performance of the U.S. inflation-linked securities market--which posted moderate gains in a challenging bond environment and outpaced nearly all other investment-grade sectors for the reporting period--dictated portfolio and index returns.

INFLATION-LINKED BOND PERFORMANCE

Global inflation-linked securities returned 6.70% for the reporting period in
U.S. dollar terms, according to Lehman Brothers. U.S. Treasury Inflation
Protected Securities (TIPS)--which represent the biggest portion of the worldwide market for inflation-indexed bonds--underperformed inflation-linked securities from Canada, France, Germany, and the U.K. Excluding U.S. bonds, inflation-linked securities returned 8.42%, according to Lehman.

In the U.S., TIPS returned more than conventional Treasury securities. This reflected TIPS' outperformance during the bond market selloff in the first half of the reporting period, and narrow underperformance during the bond rally in the second half. It's not unusual for TIPS to outperform during selloffs and underperform during rallies, owing to their inflation-linked feature and their somewhat shorter durations--sensitivities to interest rate changes--than that of conventional Treasury securities.

BREAKEVEN RATES DECLINED

TIPS breakeven rates (representing the gap between the yields of TIPS and of their conventional Treasury counterparts, and used as a measure of long-term inflation expectations) fell. Factors influencing the declines included falling energy prices and moderate long-term inflation expectations, as stated by the
Federal Reserve in its recent policy statements and expressed by the bond market in Treasury yields that fell well below the Fed's 5.25% overnight interest rate target.

PORTFOLIO STRATEGY

We continued to focus on our investment approach, which employs a consistent, repeatable framework that helps us to identify the best relative values within the global inflation-linked securities universe. We actively apply a multi-step process that includes yield-curve/duration positioning, security selection, portfolio construction, and attribution analysis.

Inflation Protection Bond experienced slight cash inflows over the six months that were generally used to purchase

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
Weighted Average
Maturity                                10.2 years            10.3 years
--------------------------------------------------------------------------------
Average Duration
(effective)                              6.5 years             6.2 years
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.

(continued)

------
5

Inflation Protection - Portfolio Commentary

TIPS across a range of maturities. Toward the end of the six months, we used any cash inflows and outflows to adjust the portfolio's bond-maturity structure so that the fund should benefit if the Treasury yield curve steepens (10-year yields rise above two-year yields; as of September 30, two-year yields were higher).

In addition, we identified some German inflation-linked bonds as possible portfolio candidates around early July. However, we didn't purchase the securities due to our belief that the euro--the currency in which German inflation-linked bonds are denominated--was trading at relatively rich levels compared with the U.S. dollar, making a euro rally seem unlikely. Based on the third-quarter, dollar-converted returns of German inflation-linked bonds and
TIPS' returns (up 1.77% and 3.56%, respectively, according to Lehman), we made the right choice.

We also conservatively positioned the fund's duration early in the period, keeping it roughly in line with that of the Citigroup index as interest rate uncertainty prevailed in the marketplace. Then, as signs of moderating economic growth began to support a more bullish outlook, we conservatively extended the duration.

PORTFOLIO OBJECTIVES AND EXPECTATIONS

Inflation Protection Bond is designed to serve as a supporting/specialty slice of a portfolio. The fund offers high credit quality, inflation protection, negative correlations with broad stock indices, and only moderate correlations with broad bond indices. It is not a steady income producer, owing to the volatile nature of monthly inflation data and the fund's structure. Like most other high-credit-quality bond portfolios, the fund can perform well during periods of economic weakness and declining interest rates, and, owing to its inflation-protection feature, it can perform relatively well in bond selloffs.
But if inflation isn't a threat, Inflation Protection Bond can decline like other bond funds in rising interest rate environments.

--------------------------------------------------------------------------------
YIELDS AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
30-DAY SEC YIELD                                                 9/30/06
--------------------------------------------------------------------------------
Investor Class                                                    5.22%
--------------------------------------------------------------------------------
Institutional Class                                               5.41%
--------------------------------------------------------------------------------
A Class                                                           4.75%
--------------------------------------------------------------------------------
B Class                                                           4.22%
--------------------------------------------------------------------------------
C Class                                                           4.22%
--------------------------------------------------------------------------------
R Class                                                           4.71%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
0 - 5-Year Notes(1)                         30.7%                 33.9%
--------------------------------------------------------------------------------
5 - 10-Year Notes                           40.2%                 37.4%
--------------------------------------------------------------------------------
10 - 30-Year Bonds                          29.1%                 28.7%
--------------------------------------------------------------------------------
(1) Includes temporary cash investments.

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your

(continued)

------
7

Shareholder Fee Example (Unaudited)

ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                      BEGINNING        ENDING       DURING PERIOD*    ANNUALIZED
                    ACCOUNT VALUE   ACCOUNT VALUE      4/1/06 -        EXPENSE
                       4/1/06          9/30/06          9/30/06         RATIO*
--------------------------------------------------------------------------------
INFLATION PROTECTION BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
 Investor Class        $1,000        $1,036.80           $3.01         0.59%
--------------------------------------------------------------------------------
 Institutional
 Class                 $1,000        $1,039.10           $1.99         0.39%
--------------------------------------------------------------------------------
 A Class               $1,000        $1,036.00           $4.29         0.84%
--------------------------------------------------------------------------------
 B Class               $1,000        $1,031.60           $8.10         1.59%
--------------------------------------------------------------------------------
 C Class               $1,000        $1,031.80           $8.10         1.59%
--------------------------------------------------------------------------------
 R Class               $1,000        $1,034.90           $5.56         1.09%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
 Investor Class        $1,000        $1,022.11           $2.99         0.59%
--------------------------------------------------------------------------------
 Institutional
 Class                 $1,000        $1,023.11           $1.98         0.39%
--------------------------------------------------------------------------------
 A Class               $1,000        $1,020.86           $4.26         0.84%
--------------------------------------------------------------------------------
 B Class               $1,000        $1,017.10           $8.04         1.59%
--------------------------------------------------------------------------------
 C Class               $1,000        $1,017.10           $8.04         1.59%
--------------------------------------------------------------------------------
 R Class               $1,000        $1,019.60           $5.52         1.09%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

Inflation Protection Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                   Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 97.3%
--------------------------------------------------------------------------------
$1,500,000  U.S. Treasury Inflation Indexed
            Bonds, 2.375%, 1/15/25(1)                            $ 1,645,960
--------------------------------------------------------------------------------
 1,350,000  U.S. Treasury Inflation Indexed
            Bonds, 2.00%, 1/15/26                                  1,327,938
--------------------------------------------------------------------------------
 1,015,000  U.S. Treasury Inflation Indexed
            Bonds, 3.625%, 4/15/28(1)                              1,583,009
--------------------------------------------------------------------------------
   435,000  U.S. Treasury Inflation Indexed
            Bonds, 3.875%, 4/15/29                                   695,941
--------------------------------------------------------------------------------
   575,000  U.S. Treasury Inflation Indexed
            Bonds, 3.375%, 4/15/32                                   818,754
--------------------------------------------------------------------------------
   500,000  U.S. Treasury Inflation Indexed
            Notes, 3.625%, 1/15/08                                   635,056
--------------------------------------------------------------------------------
   925,000  U.S. Treasury Inflation Indexed
            Notes, 3.875%, 1/15/09                                 1,181,100
--------------------------------------------------------------------------------
   530,000  U.S. Treasury Inflation Indexed
            Notes, 4.25%, 1/15/10                                    678,218
--------------------------------------------------------------------------------
 1,025,000  U.S. Treasury Inflation Indexed
            Notes, 0.875%, 4/15/10(1)                              1,043,713
--------------------------------------------------------------------------------
 1,100,000  U.S. Treasury Inflation Indexed
            Notes, 3.50%, 1/15/11                                  1,347,559
--------------------------------------------------------------------------------
   850,000  U.S. Treasury Inflation Indexed
            Notes, 2.375%, 4/15/11                                   872,663
--------------------------------------------------------------------------------
   600,000  U.S. Treasury Inflation Indexed
            Notes, 3.375%, 1/15/12                                   724,006
--------------------------------------------------------------------------------
   775,000  U.S. Treasury Inflation Indexed
            Notes, 3.00%, 7/15/12                                    910,355
--------------------------------------------------------------------------------
   550,000  U.S. Treasury Inflation Indexed
            Notes, 1.875%, 7/15/13                                   593,809
--------------------------------------------------------------------------------
 1,000,000  U.S. Treasury Inflation Indexed
            Notes, 2.00%, 1/15/14                                  1,080,647
--------------------------------------------------------------------------------
Principal Amount                                                   Value
--------------------------------------------------------------------------------
$  900,000  U.S. Treasury Inflation Indexed
            Notes, 2.00%, 7/15/14                              $     952,578
--------------------------------------------------------------------------------
   900,000  U.S. Treasury Inflation Indexed
            Notes, 1.625%, 1/15/15                                   912,641
--------------------------------------------------------------------------------
 1,000,000  U.S. Treasury Inflation Indexed
            Notes, 1.875%, 7/15/15                                 1,013,362
--------------------------------------------------------------------------------
 1,000,000  U.S. Treasury Inflation Indexed
            Notes, 2.00%, 1/15/16                                  1,002,081
--------------------------------------------------------------------------------
 1,150,000  U.S. Treasury Inflation Indexed
            Notes, 2.50%, 7/15/16                                  1,182,360
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $20,451,746)                                                20,201,750
--------------------------------------------------------------------------------
U.S. GOVERNMENT
AGENCY SECURITIES - 2.2%
--------------------------------------------------------------------------------
   360,000  TVA Inflation Indexed Notes,
            3.375%, 1/15/07
(Cost $465,211)                                                      460,601
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 0.8%
--------------------------------------------------------------------------------
   176,000  Rabobank USA Financial
            Corp., 5.36%, 10/2/06(2)
(Cost $176,000)                                                      176,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.3%
(Cost $21,092,957)                                                20,838,351
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (0.3)%                               (67,439)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                        $20,770,912
================================================================================

--------------------------------------------------------------------------------
FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                   Underlying Face   Unrealized
    Contracts Purchased          Expiration Date    Amount at Value  Gain (Loss)
--------------------------------------------------------------------------------
16 U.S. Treasury 2-Year Notes     December 2006         $3,272,000      $3,172
                                                  ==============================
                                                   Underlying Face   Unrealized
      Contracts Sold             Expiration Date    Amount at Value  Gain (Loss)
--------------------------------------------------------------------------------
8 U.S. Treasury 10-Year Notes     December 2006        $   864,500    $(4,697)
                                                  ==============================

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
TVA = Tennessee Valley Authority

(1) Security, or a portion thereof, has been segregated for futures contracts.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $21,092,957)          $20,838,351
-------------------------------------------------------------
Receivable for capital shares sold                                  50,081
-------------------------------------------------------------
Interest receivable                                                141,256
--------------------------------------------------------------------------------
                                                                21,029,688
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                         834
-------------------------------------------------------------
Payable for investments purchased                                  109,980
-------------------------------------------------------------
Payable for capital shares redeemed                                 53,077
-------------------------------------------------------------
Payable for variation margin on futures contracts                       55
-------------------------------------------------------------
Accrued management fees                                             10,046
-------------------------------------------------------------
Distribution fees payable                                            1,567
-------------------------------------------------------------
Service fees (and distribution fees -
A Class and R Class) payable                                         7,293
-------------------------------------------------------------
Dividends payable                                                   75,924
--------------------------------------------------------------------------------
                                                                   258,776
--------------------------------------------------------------------------------
NET ASSETS                                                     $20,770,912
================================================================================

See Notes to Financial Statements.

(continued)

------
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                 $21,195,201
-------------------------------------------------------------
Undistributed net investment income                                   4,259
-------------------------------------------------------------
Accumulated net realized loss on investment transactions          (172,417)
-------------------------------------------------------------
Net unrealized depreciation on investments                        (256,131)
--------------------------------------------------------------------------------
                                                                $20,770,912
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                         $639,607
-------------------------------------------------------------
Shares outstanding                                                   67,123
-------------------------------------------------------------
Net asset value per share                                             $9.53
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                                          $39,658
-------------------------------------------------------------
Shares outstanding                                                    4,029
-------------------------------------------------------------
Net asset value per share                                             $9.84
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                                                      $12,474,821
-------------------------------------------------------------
Shares outstanding                                                1,314,564
-------------------------------------------------------------
Net asset value per share                                             $9.49
-------------------------------------------------------------
Maximum offering price (net asset value divided by 0.955)             $9.94
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                                                         $982,731
-------------------------------------------------------------
Shares outstanding                                                  103,470
-------------------------------------------------------------
Net asset value per share                                             $9.50
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                                       $6,577,580
-------------------------------------------------------------
Shares outstanding                                                  693,565
-------------------------------------------------------------
Net asset value per share                                             $9.48
--------------------------------------------------------------------------------
R CLASS
--------------------------------------------------------------------------------
Net assets                                                          $56,515
-------------------------------------------------------------
Shares outstanding                                                    5,771
-------------------------------------------------------------
Net asset value per share                                             $9.79
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------------------------
Interest                                                           $618,814
--------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------
Management fees                                                      51,425
-------------------------------------------------------------
Distribution fees:
-------------------------------------------------------------
 B Class                                                              3,340
-------------------------------------------------------------
 C Class                                                             21,815
-------------------------------------------------------------
Service fees:
-------------------------------------------------------------
 B Class                                                              1,113
-------------------------------------------------------------
 C Class                                                              7,272
-------------------------------------------------------------
Distribution and service fees -- A Class                             12,776
-------------------------------------------------------------
Distribution and service fees -- R Class                                 90
-------------------------------------------------------------
Trustees' fees and expenses                                             315
-------------------------------------------------------------
Other expenses                                                          473
--------------------------------------------------------------------------------
                                                                     98,619
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        520,195
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------
Net realized gain (loss) on investment transactions               (104,636)
-------------------------------------------------------------
Change in net unrealized appreciation
(depreciation) on investments                                       227,079
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                             122,443
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $642,638
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED) AND PERIOD ENDED MARCH 31, 2006

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS             SEPT. 30, 2006   MARCH 31, 2006(1)
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                   $    520,195      $    262,359
--------------------------------------------
Net realized gain (loss)                          (104,636)          (67,781)
--------------------------------------------
Change in net unrealized
appreciation (depreciation)                         227,079         (483,210)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           642,638         (288,632)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
--------------------------------------------
  Investor Class                                   (17,668)          (28,216)
--------------------------------------------
  Institutional Class                                    --          (23,866)
--------------------------------------------
  A Class                                         (317,784)         (100,237)
--------------------------------------------
  B Class                                          (23,033)          (29,331)
--------------------------------------------
  C Class                                         (157,451)          (60,961)
--------------------------------------------
  R Class                                                --          (19,748)
--------------------------------------------------------------------------------
Decrease in net assets from distributions         (515,936)         (262,359)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                   5,995,921        15,199,280
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS             6,122,623        14,648,289
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              14,648,289                --
--------------------------------------------------------------------------------
End of period                                   $20,770,912       $14,648,289
================================================================================
Undistributed net investment income                  $4,259                --
================================================================================

(1) May 31, 2005 (fund inception) through March 31, 2006

See Notes to Financial Statements.

------
13

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified under the 1940
Act. The fund's investment objective is to seek total return and protection against U.S. inflation. The fund invests primarily in inflation-linked debt securities. These securities include inflation-linked securities issued by the
U.S. Treasury, by U.S. government agencies and instrumentalities, and by entities other than the U.S. Treasury or U.S. government agencies and instrumentalities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the A Class, the B Class, the C Class, and the R Class. The
A Class may incur an initial sales charge. The A Class, B Class, and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. All classes of the fund commenced sale on May 31, 2005, the fund's inception date.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New
York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to fair value a security such as: a security has been declared in default; or
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income

(continued)

------
14

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.2625% to 0.3800% and the rates for the Complex Fee (except for
Institutional Class) range from 0.2500% to 0.3100%. The Institutional Class is
0.2000% less at each point within the Complex Fee range. The effective annual management fee for the fund for the six months ended September 30, 2006 was
0.59% for all classes except Institutional Class, which was 0.39%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule
12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay
American Century Investment Services, Inc. (ACIS) an annual distribution fee and service fee of 0.75% and 0.25%, respectively. The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25%
for the A Class and 0.50% for the R Class. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. Fees incurred under the plans during the six months ended September 30, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2006, were $8,607,229 and $2,668,069, respectively.

(continued)

------
15

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                                         SHARES      AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
-----------------------------------------------------
Sold                                                      37,926     $357,483
-----------------------------------------------------
Issued in reinvestment of distributions                      389        3,656
-----------------------------------------------------
Redeemed                                                (10,767)    (101,343)
--------------------------------------------------------------------------------
Net increase (decrease)                                   27,548     $259,796
================================================================================
PERIOD ENDED MARCH 31, 2006(1)
-----------------------------------------------------
Sold                                                     125,108   $1,239,757
-----------------------------------------------------
Issued in reinvestment of distributions                    2,261       22,063
-----------------------------------------------------
Redeemed                                                (87,794)    (850,562)
--------------------------------------------------------------------------------
Net increase (decrease)                                   39,575     $411,258
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
-----------------------------------------------------
Net increase (decrease)                                       --           --
================================================================================
PERIOD ENDED MARCH 31, 2006(1)
-----------------------------------------------------
Sold                                                      84,969     $844,334
-----------------------------------------------------
Issued in reinvestment of distributions                    2,439       23,789
-----------------------------------------------------
Redeemed                                                (83,379)    (800,000)
--------------------------------------------------------------------------------
Net increase (decrease)                                    4,029      $68,123
================================================================================
A CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
-----------------------------------------------------
Sold                                                     638,102   $5,990,044
-----------------------------------------------------
Issued in reinvestment of distributions                   26,966      252,756
-----------------------------------------------------
Redeemed                                               (214,413)  (2,006,798)
--------------------------------------------------------------------------------
Net increase (decrease)                                  450,655   $4,236,002
================================================================================
PERIOD ENDED MARCH 31, 2006(1)
-----------------------------------------------------
Sold                                                   1,039,894  $10,109,268
-----------------------------------------------------
Issued in reinvestment of distributions                    7,980       77,303
-----------------------------------------------------
Redeemed                                               (183,965)  (1,783,726)
--------------------------------------------------------------------------------
Net increase (decrease)                                  863,909   $8,402,845
================================================================================
B CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
-----------------------------------------------------
Sold                                                      27,638     $259,641
-----------------------------------------------------
Issued in reinvestment of distributions                    1,429       13,401
-----------------------------------------------------
Redeemed                                                (13,490)    (125,828)
--------------------------------------------------------------------------------
Net increase (decrease)                                   15,577     $147,214
================================================================================
PERIOD ENDED MARCH 31, 2006(1)
-----------------------------------------------------
Sold                                                     172,288   $1,696,275
-----------------------------------------------------
Issued in reinvestment of distributions                    2,629       25,579
-----------------------------------------------------
Redeemed                                                (87,024)    (837,931)
--------------------------------------------------------------------------------
Net increase (decrease)                                   87,893     $883,923
================================================================================

(1) May 31, 2005 (fund inception) through March 31, 2006.

(continued)

------
16

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                        SHARES        AMOUNT
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
-----------------------------------------------------
Sold                                                     189,349   $1,774,092
-----------------------------------------------------
Issued in reinvestment of distributions                    6,250       58,496
-----------------------------------------------------
Redeemed                                                (54,268)    (509,127)
--------------------------------------------------------------------------------
Net increase (decrease)                                  141,331   $1,323,461
================================================================================
PERIOD ENDED MARCH 31, 2006(1)
-----------------------------------------------------
Sold                                                     638,149   $6,208,377
-----------------------------------------------------
Issued in reinvestment of distributions                    3,935       38,204
-----------------------------------------------------
Redeemed                                                (89,850)    (866,471)
--------------------------------------------------------------------------------
Net increase (decrease)                                  552,234   $5,380,110
================================================================================
R CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
-----------------------------------------------------
Sold                                                       3,062      $29,448
================================================================================
PERIOD ENDED MARCH 31, 2006(1)
-----------------------------------------------------
Sold                                                      83,889     $833,334
-----------------------------------------------------
Issued in reinvestment of distributions                    2,020       19,687
-----------------------------------------------------
Redeemed                                                (83,200)    (800,000)
--------------------------------------------------------------------------------
Net increase (decrease)                                    2,709      $53,021
================================================================================

(1) May 31, 2005 (fund inception) through March 31, 2006

(continued)

------
17

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or American Century
Global Investment Management, Inc., has a $500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended September 30, 2006.

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $21,135,827
================================================================================
Gross tax appreciation of investments                                  $16,129
------------------------------------------------------------------
Gross tax depreciation of investments                                (313,605)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                  $(297,476)
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2006, the fund had accumulated capital losses of $6,509 which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2014.

As of March 31, 2006, the fund had capital loss deferrals of $18,402 which represent net capital losses incurred in the five-month period ended March 31,
2006. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

7. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------
18

Inflation Protection Bond - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated

--------------------------------------------------------------------------------
                                                             INVESTOR CLASS
--------------------------------------------------------------------------------
                                                            2006(1)     2006(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $9.47       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                    0.31(3)         0.33
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.03       (0.53)
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.34       (0.20)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                (0.28)       (0.33)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $9.53        $9.47
================================================================================
  TOTAL RETURN(4)                                            3.68%      (2.09)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.59%(5)     0.59%(5)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      6.42%(5)     3.97%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                        15%          51%
-----------------------------------------------------
Net Assets, End of Period (in thousands)                      $640         $375
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) May 31, 2005 (fund inception) through March 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
19

Inflation Protection Bond - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated

--------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                            2006(1)     2006(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $9.47       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                    0.32(3)         0.34
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.05       (0.53)
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.37       (0.19)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                    --       (0.34)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $9.84        $9.47
================================================================================
  TOTAL RETURN(4)                                            3.91%      (1.97)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.39%(5)     0.39%(5)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      6.62%(5)     4.17%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                        15%          51%
-----------------------------------------------------
Net Assets, End of Period (in thousands)                       $40          $38
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) May 31, 2005 (fund inception) through March 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
20

Inflation Protection Bond - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated

--------------------------------------------------------------------------------
                                                                A CLASS
--------------------------------------------------------------------------------
                                                            2006(1)      2006(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $9.45       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                    0.29(3)         0.33
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.04       (0.55)
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.33       (0.22)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                (0.29)       (0.33)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $9.49        $9.45
================================================================================
  TOTAL RETURN(4)                                            3.60%      (2.35)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.84%(5)     0.84%(5)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      6.17%(5)     3.72%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                        15%          51%
-----------------------------------------------------
Net Assets, End of Period (in thousands)                   $12,475       $8,164
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) May 31, 2005 (fund inception) through March 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
21

Inflation Protection Bond - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated

--------------------------------------------------------------------------------
                                                                B CLASS
--------------------------------------------------------------------------------
                                                           2006(1)       2006(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $9.45       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                    0.25(3)         0.27
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.04       (0.55)
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.29       (0.28)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                (0.24)       (0.27)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $9.50        $9.45
================================================================================
  TOTAL RETURN(4)                                            3.16%      (2.87)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         1.59%(5)     1.59%(5)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      5.42%(5)     2.97%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                        15%          51%
-----------------------------------------------------
Net Assets, End of Period (in thousands)                      $983         $830
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) May 31, 2005 (fund inception) through March 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
22

Inflation Protection Bond - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated

--------------------------------------------------------------------------------
                                                                C CLASS
--------------------------------------------------------------------------------
                                                            2006(1)     2006(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $9.44       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                    0.25(3)         0.27
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.04       (0.56)
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.29       (0.29)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                (0.25)       (0.27)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $9.48        $9.44
================================================================================
  TOTAL RETURN(4)                                            3.18%      (2.95)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         1.59%(5)     1.59%(5)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      5.42%(5)     2.97%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                        15%          51%
-----------------------------------------------------
Net Assets, End of Period (in thousands)                    $6,578       $5,215
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) May 31, 2005 (fund inception) through March 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
23

Inflation Protection Bond - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated

--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                            2006(1)     2006(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $9.46       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                    0.26(3)         0.30
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.07       (0.54)
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.33       (0.24)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                    --       (0.30)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $9.79        $9.46
================================================================================
  TOTAL RETURN(4)                                            3.49%      (2.48)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         1.09%(5)     1.09%(5)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      5.92%(5)     3.47%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                        15%          51%
-----------------------------------------------------
Net Assets, End of Period (in thousands)                       $57          $26
--------------------------------------------------------------------------------
(1) Six months ended September 30, 2006 (unaudited).

(2) May 31, 2005 (fund inception) through March 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
24

Approval of Management Agreement for Inflation Protection Bond

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Inflation Protection Bond (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

*   the nature, extent and quality of investment management, share-holder services and other services provided to the fund under the management agreement;

*   reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

*   data comparing the cost of owning the fund to the cost of owning a similar fund;

*   data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

*   financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

*   data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of

(continued)

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25

Approval of Management Agreement for Inflation Protection Bond

the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

*    fund construction and design

*    portfolio security selection

*    initial capitalization/funding

*    securities trading

*    custody of fund assets

*    daily valuation of the fund's portfolio

*    shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

*    legal services

*    regulatory and portfolio compliance

*    financial reporting

*    marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate bench-

(continued)

------
26

Approval of Management Agreement for Inflation Protection Bond

marks and peer groups of funds managed similarly to the fund. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors

(continued)

------
27

Approval of Management Agreement for Inflation Protection Bond

believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was in the lowest quartile of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The

(continued)

------
28

Approval of Management Agreement for Inflation Protection Bond

Directors noted that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
29

Share Class Information

Six classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class, A Class, B Class, C Class, and R Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares.
The total expense ratios of A Class, B Class, C Class, and R Class shares are higher than that of Investor Class shares. The fund is available for purchase only through financial intermediaries by investors who seek advice from them.
The fund is closed to other investors, but those with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A Class shares also are subject to a 0.25%
annual Rule 12b-1 distribution and service fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B
Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 distribution and service fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

(continued)

------
30

Share Class Information

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
31

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
32

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI) measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar-
denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-
through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE HIGH-YIELD INDEX covers the U.S. dollar-
denominated, non-investment grade, fixed-rate, taxable corporate bond market.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S. dollar-
denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

The LEHMAN BROTHERS U.S. TIPS (TREASURY INFLATION PROTECTED SECURITIES) INDEX
measures the performance of coupon-bearing fixed-income securities that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

------
33

Notes

------
34

Notes

------
35

Notes

------
36

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0611
SH-SAN-51667N

[front cover]

American Century Investments
Semiannual Report

September 30, 2006

[photo of autumn]

American Century-Mason Street Select Bond Fund
American Century-Mason Street High-Yield Bond Fund

[american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

We are pleased to provide you with the semiannual report for the American
Century-Mason Street Select Bond and High-Yield Bond funds for the six months ended September 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our website,
americancentury.com, where we post quarterly portfolio commentaries, the views of senior investment officers and analysts, and other communications about investments, portfolio strategy, personal finance, and the markets.

In its most recent rankings, Dalbar -- which issues customer satisfaction ratings and rankings based on website functionality -- ranked
americancentury.com fourth out of the sites provided by the top 25 fund companies that it believes lead the industry in web-based technology. Our website earned an "Excellent" rating, Dalbar's highest designation.

For most of 2006, our website has linked visitors to information explaining our strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). This campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count. To learn more about the collaboration and the LAF, please visit americancentury.com or www.lanceface.com on the Web and click on the links to related sites.

With the approach of year end and the 2006 tax season, you can also find out more about December fund distributions and tax information via a link from our website. We've posted December distribution estimates for over 50 funds, answers to frequent distribution questions, and online descriptions of all of the tax information we provide to investors.

If you haven't visited americancentury.com yet, we encourage you to do so...it's there to serve you. And so are we. As always, we deeply appreciate your commitment to American Century Investments.

Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   U.S. Fixed-Income Total Returns  . . . . . . . . . . . . . . . . . . . . 2

SELECT BOND

HIGH-YIELD BOND

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of David MacEwen]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

A TALE OF TWO QUARTERS

The second and third quarters of 2006 were very different in terms of inflation and interest rate expectations and market performance. In the second quarter, as core inflation rates remained above the Federal Reserve's 1-2% "comfort zone"
and threatened to go higher, investors feared the Fed would keep raising interest rates and tip the economy into recession. Uncertainty about how far the
Fed would go, and how successful it would be in containing inflation, created a defensive attitude in financial markets that resulted in disappointing returns for broad stock and bond indices.

A FED PAUSE REFRESHED THE MARKETS

But in the third quarter, a 15% drop in oil prices helped take the heat off inflation pressures, and cut business and consumer costs. Weakness in the housing market--though hard on many homeowners--turned into a positive factor for the markets. As home sales and prices declined, the Fed stopped its interest rate tightening campaign, stepping back to assess the economy's reaction to previous rate hikes. This combination of falling energy prices and relief from rising interest rates helped broad U.S. stock and bond markets rebound from second-quarter losses to post some of their biggest quarterly gains this decade.

LONG-DURATION AND CORPORATE SECURITIES OUTPERFORMED

The bond market especially welcomed a gloomy housing-market forecast, speculating that it would reduce economic growth, inflation, and interest rates.
This rekindled demand for longer-term fixed-income securities. As a result, the
Treasury yield curve fell for the six months and "inverted", as the two-year yield (4.69%) remained higher than the 10-year yield (4.63%), and both fell well below the Fed's 5.25% overnight interest rate target. Mirroring the stock market's rally, the corporate sectors led the broad taxable market.

U.S. FIXED-INCOME TOTAL RETURNS

For the six months ended September 30, 2006(1)
--------------------------------------------------------------------------------
TREASURY SECURITIES
--------------------------------------------------------------------------------
3-month bill                                                   2.51%
--------------------------------------------------------------------------------
2-year note                                                    2.53%
--------------------------------------------------------------------------------
5-year note                                                    3.20%
--------------------------------------------------------------------------------
10-year note                                                   3.83%
--------------------------------------------------------------------------------
30-year bond                                                   4.64%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. BOND MARKET INDICES
--------------------------------------------------------------------------------
Corporate High-Yield                                           4.33%
--------------------------------------------------------------------------------
Corporate Investment-Grade                                     4.12%
--------------------------------------------------------------------------------
Aggregate (multi-sector)                                       3.73%
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                     3.64%
--------------------------------------------------------------------------------
Treasury                                                       3.61%
--------------------------------------------------------------------------------
Agency                                                         3.45%
--------------------------------------------------------------------------------

(1) Total returns for less than one year are not annualized.

------
2

Select Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                                         ----------------------
                                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------------------
                                                                        SINCE      INCEPTION
                                6 MONTHS(1)    1 YEAR     5 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------------------
A CLASS                                                                              3/31/97
  No sales charge*                3.19%(2)     2.72%(2)    4.87%        6.43%
  With sales charge*             -1.46%(2)    -1.90%(2)    3.90%        5.91%
--------------------------------------------------------------------------------------------
CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX       3.73%        3.71%       4.85%        6.52%           --
--------------------------------------------------------------------------------------------
Investor Class                      --           --          --         3.27%(1)      4/3/06
--------------------------------------------------------------------------------------------
Institutional Class                 --           --          --         3.37%(1)      4/3/06
--------------------------------------------------------------------------------------------
B Class                                                                              3/31/97
  No sales charge*                2.86%(2)     2.07%(2)    4.19%(2)     5.73%
  With sales charge*             -2.14%(2)    -1.93%(2)    4.02%(2)     5.73%
--------------------------------------------------------------------------------------------
C Class                                                                               4/3/06
  No sales charge*                  --           --          --         2.76%(1)
  With sales charge*                --           --          --         1.76%(1)
--------------------------------------------------------------------------------------------
R Class                             --           --          --         3.02%(1)      4/3/06
--------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

 Select Bond acquired all of the net assets of the Mason Street Select Bond Fund on March 31, 2006, pursuant to a plan of reorganization approved by the acquired fund's shareholders on March 23, 2006. Performance information prior to April 1, 2006 is that of the Mason Street Select Bond Fund.

(1) Total returns for periods less than one year are not annualized.

(2) Class returns would have been lower if fees had not been waived.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
3

Select Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS
$10,000 investment made March 31, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
----------------------------------------------------------------------------------------------
                     1997*   1998    1999   2000    2001    2002    2003   2004   2005   2006
----------------------------------------------------------------------------------------------
A Class**
(no sales charge)    8.76%   3.69%   4.81%  6.15%  13.58%  11.56%   5.80%  2.98%  1.61%  2.72%
----------------------------------------------------------------------------------------------
Citigroup US Broad
Investment-Grade
Bond Index           7.05%  11.47%  -0.26%  6.92%  13.06%   8.38%   5.49%  3.82%  2.92%  3.71%
----------------------------------------------------------------------------------------------

*From 3/31/97, the A Class's inception date. Not annualized. Select Bond A
 Class's initial investment is $9,550 to reflect the maximum 4.50% initial sales charge.

**Class returns would have been lower, along with the ending value, if fees had not been waived.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Select Bond - Portfolio Commentary

PORTFOLIO MANAGER: DAVID ELLS

PERFORMANCE SUMMARY

During the six months ended September 30, 2006, American Century-Mason Street
Select Bond returned 3.19%*, compared with the 3.73% return of its benchmark, the Citigroup US Broad Investment-Grade (BIG) Bond Index. The portfolio's returns are reduced by management fees, while the returns of the index are not.

The key theme explaining the portfolio's performance relative to its benchmark was its defensive positioning--the portfolio had a shorter duration (less interest rate sensitivity) and higher credit quality than the benchmark at a time when riskier, longer-term bonds outperformed.

SECTOR COMPOSITION OF THE BENCHMARK AND PORTFOLIO

Select Bond's market exposure is based on the Citigroup BIG, which contains primarily three bond sectors: fixed-rate mortgage-backed securities (MBS),
Treasury securities, and corporate bonds. MBS represent nearly 40% of the taxable, investment-grade market while Treasury and corporate securities, combined, represent approximately 45% of the market.

PORTFOLIO STRATEGIES

We manage Select Bond for high current income by investing primarily in the bond sectors described earlier. We attempt to add value over a complete market cycle through sector weightings and individual security selection, looking for attractive relative values. We make only modest adjustments to the portfolio's duration, typically keeping it in a relatively narrow range around that of the benchmark.

Our portfolio positioning during the reporting period--in terms of duration, credit quality, yield curve exposure, and sector allocation--was based on our economic view, which calls for a soft landing on the economy, as opposed to an outright recession.

Looking first at the portfolio's sensitivity to rate changes, we generally kept duration neutral to slightly short relative to our benchmark. That's because, in our opinion, many Treasury bonds looked expensive after a big rally in recent months, pushing yields across the curve well below the Fed's overnight lending rate. We believe yields at those levels would be attractive only if the economy were staring down the barrel of a recession and multiple Fed rate cuts.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                                                   AS OF
                                                                  9/30/06
--------------------------------------------------------------------------------
Weighted Average Maturity                                        6.7 years
--------------------------------------------------------------------------------
Average Duration (effective)                                     4.1 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                                    4.94%
--------------------------------------------------------------------------------
Institutional Class                                               5.12%
--------------------------------------------------------------------------------
A Class                                                           4.48%
--------------------------------------------------------------------------------
B Class                                                           4.04%
--------------------------------------------------------------------------------
C Class                                                           4.00%
--------------------------------------------------------------------------------
R Class                                                           4.43%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for A Class shares and are not reduced by sales
 charges. A Class shares are subject to a maximum sales
 charge of 4.50%. Had the sales charge been applied,
 returns would be lower than those shown. Total returns
 for periods less than one year are not annualized.                  (continued)

------
5

Select Bond - Portfolio Commentary

Because the Treasury yield curve was "flat" (there was relatively little difference between short- and long-term yields), we were able to reduce Select
Bond's duration without giving up significant additional yield. However, since long-duration bonds performed well during the period, our duration positioning limited our relative results.

In terms of credit quality, our expectations for slower economic growth led us to improve the portfolio's credit profile, underweighting bonds rated BBB in favor of securities rated A and AA. Because there's little difference in yield between the highest- and lowest-rated segments of the investment-grade market, we improved the portfolio's credit quality with comparatively little give-up in yield. However, because lower-rated bonds outperformed, this trade detracted modestly from our performance relative to the benchmark.

This cautious theme extends to our sector allocation, where we overweighted MBS at the expense of corporates. That's because we're concerned that slower economic growth could hurt corporate credit quality, and because of the relatively modest yield pick-up currently associated with corporate bonds. In contrast, MBS offer a combination of high credit quality and attractive yields.
While we think these trades have improved the portfolio's risk/reward profile going forward, this sector allocation detracted slightly from returns relative to the index during the last six months.

PORTFOLIO OBJECTIVES AND EXPECTATIONS

Select Bond is designed to serve as a core portfolio holding. Investors can benefit from exposure to a broad spectrum of bond sectors and from the fund's historically negative correlation with the major U.S. stock indices. And while results are not guaranteed, the fund has historically delivered steady monthly income. Dividend income becomes even more important when there's potential for flat or rising rates -- it can provide return when there's little price action and help cushion the impact of price declines. And, because of its high overall credit quality and broad bond market exposure, Select Bond has the potential to perform well during periods of economic weakness and declining interest rates.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                  % OF
                                                               NET ASSETS
                                                                  AS OF
                                                                 9/30/06
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                        34.6%
--------------------------------------------------------------------------------
Corporate Bonds                                                   28.3%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                          15.6%
--------------------------------------------------------------------------------
CMOs                                                               8.9%
--------------------------------------------------------------------------------
Asset-Backed Securities                                            5.8%
--------------------------------------------------------------------------------
Commercial Paper                                                   4.6%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                  2.3%
--------------------------------------------------------------------------------
Sovereign Governments & Agencies                                   0.7%
--------------------------------------------------------------------------------
Temporary Cash Investments                                         0.4%
--------------------------------------------------------------------------------
Other Assets and Liabilities                                     (1.2)%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
                                                                  AS OF
                                                                 9/30/06
--------------------------------------------------------------------------------
AAA                                                                71%
--------------------------------------------------------------------------------
AA                                                                  3%
--------------------------------------------------------------------------------
A                                                                  10%
--------------------------------------------------------------------------------
BBB                                                                14%
--------------------------------------------------------------------------------
BB                                                                  2%
--------------------------------------------------------------------------------

------
6

Select Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 34.6%
--------------------------------------------------------------------------------
     $  1,763,000   FHLMC, 6.00%,
                    settlement date 10/12/06(2)                  $    1,772,365
--------------------------------------------------------------------------------
          785,205   FHLMC, 4.50%, 5/1/19                                758,439
--------------------------------------------------------------------------------
          325,309   FHLMC, 5.00%, 10/1/19                               320,108
--------------------------------------------------------------------------------
        1,106,999   FHLMC, 5.00%, 11/1/19                             1,089,302
--------------------------------------------------------------------------------
           74,101   FHLMC, 5.50%, 11/1/19                                74,176
--------------------------------------------------------------------------------
          107,163   FHLMC, 5.50%, 11/1/19                               107,271
--------------------------------------------------------------------------------
          132,090   FHLMC, 5.50%, 11/1/19                               132,224
--------------------------------------------------------------------------------
           95,401   FHLMC, 5.50%, 11/1/19                                95,497
--------------------------------------------------------------------------------
          158,246   FHLMC, 5.50%, 11/1/19                               158,407
--------------------------------------------------------------------------------
          106,678   FHLMC, 5.50%, 12/1/19                               106,786
--------------------------------------------------------------------------------
           32,992   FHLMC, 5.00%, 2/1/20                                 32,432
--------------------------------------------------------------------------------
           67,981   FHLMC, 5.00%, 2/1/20                                 66,825
--------------------------------------------------------------------------------
          189,362   FHLMC, 5.50%, 3/1/20                                189,387
--------------------------------------------------------------------------------
          172,228   FHLMC, 5.50%, 3/1/20                                172,250
--------------------------------------------------------------------------------
          391,568   FHLMC, 5.50%, 3/1/20                                391,618
--------------------------------------------------------------------------------
           40,945   FHLMC, 5.00%, 5/1/20                                 40,250
--------------------------------------------------------------------------------
          115,145   FHLMC, 5.00%, 5/1/20                                113,188
--------------------------------------------------------------------------------
          228,876   FHLMC, 5.00%, 5/1/20                                224,986
--------------------------------------------------------------------------------
          153,078   FHLMC, 4.00%, 10/1/20                               144,353
--------------------------------------------------------------------------------
          254,817   FHLMC, 6.50%, 5/1/34                                259,907
--------------------------------------------------------------------------------
          595,514   FHLMC, 5.50%, 6/1/35                                587,764
--------------------------------------------------------------------------------
          401,511   FHLMC, 5.50%, 10/1/35                               396,285
--------------------------------------------------------------------------------
        2,188,570   FHLMC, 5.00%, 11/1/35                             2,106,725
--------------------------------------------------------------------------------
        2,296,941   FHLMC, 5.00%, 12/1/35                             2,211,043
--------------------------------------------------------------------------------
          130,682   FHLMC, 6.50%, 3/1/36                                133,164
--------------------------------------------------------------------------------
          161,101   FHLMC, 6.50%, 3/1/36                                164,160
--------------------------------------------------------------------------------
          939,000   FNMA, 6.00%,
                    settlement date 10/12/06(2)                         943,402
--------------------------------------------------------------------------------
          317,009   FNMA, 5.32%, 4/1/14                                 318,256
--------------------------------------------------------------------------------
          489,429   FNMA, 5.17%, 1/1/16                                 487,011
--------------------------------------------------------------------------------
        1,278,789   FNMA, 5.29%, 4/1/16                               1,286,924
--------------------------------------------------------------------------------
          160,705   FNMA, 4.00%, 6/1/19                                 152,143
--------------------------------------------------------------------------------
        1,251,693   FNMA, 4.50%, 6/1/19                               1,209,760
--------------------------------------------------------------------------------
          984,780   FNMA, 4.50%, 8/1/19                                 951,789
--------------------------------------------------------------------------------
          119,760   FNMA, 6.00%, 10/1/19                                121,626
--------------------------------------------------------------------------------
          140,399   FNMA, 4.50%, 12/1/19                                135,695
--------------------------------------------------------------------------------
          227,706   FNMA, 5.00%, 3/1/20                                 224,135
--------------------------------------------------------------------------------
          216,606   FNMA, 5.00%, 3/1/20                                 212,973
--------------------------------------------------------------------------------
          184,719   FNMA, 5.00%, 4/1/20                                 181,620
--------------------------------------------------------------------------------
          273,673   FNMA, 5.00%, 5/1/20                                 269,083
--------------------------------------------------------------------------------
           54,913   FNMA, 5.00%, 5/1/20                                  53,992
--------------------------------------------------------------------------------
          454,446   FNMA, 5.00%, 5/1/20                                 446,824
--------------------------------------------------------------------------------
          637,838   FNMA, 4.50%, 7/1/20                                 615,826
--------------------------------------------------------------------------------
          518,394   FNMA, 5.50%, 9/1/34                                 511,868
--------------------------------------------------------------------------------
          885,112   FNMA, 6.00%, 10/1/34                                890,829
--------------------------------------------------------------------------------
        1,602,734   FNMA, 5.00%, 11/1/34                              1,543,740
--------------------------------------------------------------------------------
          703,551   FNMA, 6.00%, 11/1/34                                708,095
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

     $     53,281   FNMA, 5.50%, 3/1/35                          $       52,536
--------------------------------------------------------------------------------
          349,169   FNMA, 5.50%, 3/1/35                                 344,281
--------------------------------------------------------------------------------
           86,645   FNMA, 5.50%, 3/1/35                                  85,432
--------------------------------------------------------------------------------
          422,441   FNMA, 5.50%, 3/1/35                                 416,528
--------------------------------------------------------------------------------
          106,982   FNMA, 5.50%, 3/1/35                                 105,484
--------------------------------------------------------------------------------
          492,737   FNMA, 5.00%, 4/1/35                                 473,929
--------------------------------------------------------------------------------
           66,914   FNMA, 6.00%, 5/1/35                                  67,260
--------------------------------------------------------------------------------
           13,196   FNMA, 6.00%, 6/1/35                                  13,264
--------------------------------------------------------------------------------
           59,652   FNMA, 6.00%, 6/1/35                                  59,961
--------------------------------------------------------------------------------
        1,582,522   FNMA, 5.00%, 7/1/35                               1,522,116
--------------------------------------------------------------------------------
          305,128   FNMA, 5.50%, 7/1/35                                 300,857
--------------------------------------------------------------------------------
          297,773   FNMA, 6.00%, 7/1/35                                 299,315
--------------------------------------------------------------------------------
          500,624   FNMA, 5.50%, 8/1/35                                 493,615
--------------------------------------------------------------------------------
          236,605   FNMA, 6.00%, 8/1/35                                 237,830
--------------------------------------------------------------------------------
        2,010,928   FNMA, 4.50%, 9/1/35                               1,880,049
--------------------------------------------------------------------------------
          152,693   FNMA, 5.50%, 9/1/35                                 150,556
--------------------------------------------------------------------------------
          347,835   FNMA, 5.50%, 9/1/35                                 342,965
--------------------------------------------------------------------------------
          683,247   FNMA, 5.50%, 9/1/35                                 673,682
--------------------------------------------------------------------------------
          556,564   FNMA, 5.50%, 9/1/35                                 548,773
--------------------------------------------------------------------------------
          352,293   FNMA, 5.50%, 9/1/35                                 347,362
--------------------------------------------------------------------------------
        1,395,357   FNMA, 4.50%, 10/1/35                              1,305,139
--------------------------------------------------------------------------------
          552,953   FNMA, 5.00%, 10/1/35                                531,847
--------------------------------------------------------------------------------
        1,359,755   FNMA, 5.50%, 10/1/35                              1,340,720
--------------------------------------------------------------------------------
          274,526   FNMA, 6.00%, 10/1/35                                275,948
--------------------------------------------------------------------------------
          508,616   FNMA, 5.50%, 11/1/35                                501,496
--------------------------------------------------------------------------------
        2,143,528   FNMA, 5.50%, 11/1/35                              2,113,519
--------------------------------------------------------------------------------
          305,334   FNMA, 6.50%, 11/1/35                                311,082
--------------------------------------------------------------------------------
          160,008   FNMA, 6.50%, 11/1/35                                163,021
--------------------------------------------------------------------------------
          909,684   FNMA, 6.50%, 12/1/35                                926,810
--------------------------------------------------------------------------------
          241,557   FNMA, 6.50%, 4/1/36                                 246,068
--------------------------------------------------------------------------------
          554,000   FNMA, 6.00%, 9/1/36                                 556,728
--------------------------------------------------------------------------------
          143,088   GNMA, 5.50%, 2/15/32                                142,322
--------------------------------------------------------------------------------
          244,447   GNMA, 5.50%, 2/15/32                                243,139
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $40,571,597)                                                   40,188,137
--------------------------------------------------------------------------------

CORPORATE BONDS -- 28.3%

AEROSPACE & DEFENSE -- 1.5%
--------------------------------------------------------------------------------
          315,000   BAE Systems Holdings Inc.,
                    4.75%, 8/15/10 (Acquired
                    3/21/06, Cost $305,566)(3)                          307,097
--------------------------------------------------------------------------------
          125,000   BAE Systems Holdings Inc.,
                    5.20%, 8/15/15 (Acquired
                    4/21/06, Cost $116,704)(3)                          119,808
--------------------------------------------------------------------------------
          313,000   Boeing Capital Corp.,
                    4.75%, 8/25/08                                      310,955
--------------------------------------------------------------------------------
          316,000   General Dynamics Corp.,
                    3.00%, 5/15/08                                      305,337
--------------------------------------------------------------------------------
          109,000   General Dynamics Corp.,
                    4.25%, 5/15/13                                      103,357
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
7

Select Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

     $     65,000   Honeywell International Inc.,
                    5.40%, 3/15/16                               $       65,308
--------------------------------------------------------------------------------
           75,000   Lockheed Martin Corp., 6.19%,
                    9/1/36 (Acquired 8/30/06,
                    Cost $75,527)(3)                                     78,867
--------------------------------------------------------------------------------
          462,000   Raytheon Company,
                    5.50%, 11/15/12                                     466,603
--------------------------------------------------------------------------------
                                                                      1,757,332
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.2%
--------------------------------------------------------------------------------
          134,000   Johnson Controls, Inc.,
                    5.50%, 1/15/16                                      131,180
--------------------------------------------------------------------------------
           63,000   Johnson Controls, Inc.,
                    6.00%, 1/15/36                                       61,177
--------------------------------------------------------------------------------
                                                                        192,357
--------------------------------------------------------------------------------

AUTOMOBILES -- 0.3%
--------------------------------------------------------------------------------
          315,000   DaimlerChrysler N.A.
                    Holding Corp., 5.75%, 5/18/09                       316,488
--------------------------------------------------------------------------------

BEVERAGES -- 0.7%
--------------------------------------------------------------------------------
           42,000   Anheuser-Busch Companies, Inc.,
                    7.50%, 3/15/12                                       46,476
--------------------------------------------------------------------------------
           55,000   Anheuser-Busch Companies, Inc.,
                    5.75%, 4/1/36                                        55,587
--------------------------------------------------------------------------------
          160,000   Constellation Brands Inc.,
                    7.25%, 9/1/16                                       162,600
--------------------------------------------------------------------------------
          238,000   Fortune Brands Inc.,
                    5.375%, 1/15/16                                     227,427
--------------------------------------------------------------------------------
           95,000   PepsiAmericas, Inc.,
                    4.875%, 1/15/15                                      91,378
--------------------------------------------------------------------------------
          285,000   SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $284,798)(3)                                   292,782
--------------------------------------------------------------------------------
                                                                        876,250
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 1.5%
--------------------------------------------------------------------------------
          165,000   Credit Suisse First Boston
                    (USA), Inc., 5.50%, 8/16/11                         166,655
--------------------------------------------------------------------------------
          245,000   Credit Suisse First Boston
                    (USA), Inc., 6.125%, 11/15/11                       254,377
--------------------------------------------------------------------------------
          402,000   Goldman Sachs Group, Inc.
                    (The), 5.15%, 1/15/14                               393,613
--------------------------------------------------------------------------------
          105,000   Lehman Brothers Holdings Inc.,
                    5.50%, 4/4/16                                       104,804
--------------------------------------------------------------------------------
           60,000   Lehman Brothers Holdings Inc.,
                    5.875%, 11/15/17                                     61,520
--------------------------------------------------------------------------------
           50,000   Mellon Bank N.A., 5.45%, 4/1/16                      50,182
--------------------------------------------------------------------------------
           77,000   Merrill Lynch & Co., Inc.,
                    5.00%, 1/15/15                                       74,784
--------------------------------------------------------------------------------
          181,000   Morgan Stanley,
                    5.375%, 10/15/15                                    179,037
--------------------------------------------------------------------------------
          110,000   Morgan Stanley, 6.25%, 8/9/26                       114,203
--------------------------------------------------------------------------------
           80,000   Northern Trust Corp.,
                    5.30%, 8/29/11                                       80,651
--------------------------------------------------------------------------------
          250,000   State Street Bank & Trust Co.,
                    5.30%, 1/15/16                                      248,971
--------------------------------------------------------------------------------
                                                                      1,728,797
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 2.0%
--------------------------------------------------------------------------------
     $    186,000   Bank of New York Co. Inc.
                    (The), 4.95%, 1/14/11                        $      184,675
--------------------------------------------------------------------------------
          422,000   Bank One Corp., 5.25%, 1/30/13                      420,506
--------------------------------------------------------------------------------
          105,000   Barclays Bank plc, 5.93%,
                    12/15/49 (Acquired
                    9/21/06-9/27/06,
                    Cost $105,107)(3)                                   105,137
--------------------------------------------------------------------------------
           67,000   BB&T Corp., 4.90%, 6/30/17                           63,688
--------------------------------------------------------------------------------
          134,000   Compass Bank, 5.50%, 4/1/20                         132,551
--------------------------------------------------------------------------------
          124,000   Deutsche Bank Capital
                    Funding Trust VII, 5.63%,
                    1/19/16 (Acquired 5/9/06,
                    Cost $117,352)(3)                                   121,114
--------------------------------------------------------------------------------
           25,000   HSBC Capital Funding L.P.,
                    4.61%, 6/27/13 (Acquired
                    7/18/06, Cost $22,613)(3)                            23,238
--------------------------------------------------------------------------------
          250,000   M&I Marshall & Ilsley Bank,
                    5.30%, 9/8/11                                       251,359
--------------------------------------------------------------------------------
          255,000   National Australia Bank Ltd.,
                    4.80%, 4/6/10 (Acquired
                    3/30/05, Cost $254,709)(3)                          251,841
--------------------------------------------------------------------------------
           93,000   UnionBanCal Corp.,
                    5.25%, 12/16/13                                      91,792
--------------------------------------------------------------------------------
          380,000   Wachovia Corp., 5.35%, 3/15/11                      382,981
--------------------------------------------------------------------------------
          279,000   Zions Bancorporation,
                    5.50%, 11/16/15                                     276,145
--------------------------------------------------------------------------------
                                                                      2,305,027
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT(4)
--------------------------------------------------------------------------------
           35,000   Cisco Systems Inc.,
                    5.50%, 2/22/16                                       35,343
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.1%
--------------------------------------------------------------------------------
          125,000   Seagate Technology HDD
                    Holdings, 6.80%, 10/1/16                            125,000
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.1%
--------------------------------------------------------------------------------
           75,000   CRH America Inc.,
                    6.00%, 9/30/16                                       75,245
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.2%
--------------------------------------------------------------------------------
          285,000   SLM Corporation,
                    5.45%, 4/25/11                                      287,036
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.2%
--------------------------------------------------------------------------------
          304,000   Bank of America Corp.,
                    7.40%, 1/15/11                                      329,315
--------------------------------------------------------------------------------
          105,000   EnCana Holdings Finance Corp.,
                    5.80%, 5/1/14                                       105,967
--------------------------------------------------------------------------------
          425,000   HSBC Finance Corp.,
                    4.125%, 11/16/09                                    412,457
--------------------------------------------------------------------------------
          276,000   International Lease
                    Finance Corp., 4.75%, 1/13/12                       268,474
--------------------------------------------------------------------------------
          197,000   John Deere Capital Corp.,
                    4.50%, 8/25/08                                      194,510
--------------------------------------------------------------------------------
           30,000   Western Union Co. (The),
                    5.93%, 10/1/16 (Acquired
                    9/20/06, Cost $29,989)(3)                            30,303
--------------------------------------------------------------------------------
                                                                      1,341,026
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

Select Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION  SERVICES -- 1.7%
--------------------------------------------------------------------------------
     $    159,000   AT&T Corp., 7.30%, 11/15/11                  $      172,522
--------------------------------------------------------------------------------
          194,000   AT&T Corp., 8.00%, 11/15/31                         237,831
--------------------------------------------------------------------------------
          195,000   Deutsche Telekom International
                    Finance BV, 5.75%, 3/23/16                          191,127
--------------------------------------------------------------------------------
          105,000   Embarq Corp., 6.74%, 6/1/13                         108,176
--------------------------------------------------------------------------------
           65,000   Embarq Corp., 7.08%, 6/1/16                          66,422
--------------------------------------------------------------------------------
          125,000   France Telecom SA,
                    8.50%, 3/1/31                                       163,577
--------------------------------------------------------------------------------
          210,000   Sprint Capital Corp.,
                    8.375%, 3/15/12                                     235,625
--------------------------------------------------------------------------------
           62,000   Sprint Capital Corp.,
                    8.75%, 3/15/32                                       75,825
--------------------------------------------------------------------------------
          146,000   Telecom Italia Capital SA,
                    4.00%, 1/15/10                                      138,441
--------------------------------------------------------------------------------
          175,000   Telecom Italia Capital SA,
                    6.20%, 7/18/11                                      177,260
--------------------------------------------------------------------------------
           75,000   Telecom Italia Capital SA,
                    6.00%, 9/30/34                                       67,268
--------------------------------------------------------------------------------
          140,000   Verizon Communications Inc.,
                    5.55%, 2/15/16                                      138,402
--------------------------------------------------------------------------------
          175,000   Verizon Global Funding Corp.,
                    5.85%, 9/15/35                                      165,433
--------------------------------------------------------------------------------
                                                                      1,937,909
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.0%
--------------------------------------------------------------------------------
           60,000   Carolina Power & Light Co.,
                    6.50%, 7/15/12                                       63,191
--------------------------------------------------------------------------------
           65,000   Commonwealth Edison Co.,
                    5.90%, 3/15/36                                       64,007
--------------------------------------------------------------------------------
          634,000   DTE Energy Co., 7.05%, 6/1/11                       671,864
--------------------------------------------------------------------------------
          268,000   Duquesne Light Holdings, Inc.,
                    5.50%, 8/15/15                                      251,713
--------------------------------------------------------------------------------
          153,000   Entergy Mississippi Inc.,
                    6.25%, 4/1/34                                       149,089
--------------------------------------------------------------------------------
          469,000   Florida Power Corp.,
                    4.50%, 6/1/10                                       457,795
--------------------------------------------------------------------------------
          418,000   FPL Group Capital Inc.,
                    5.55%, 2/16/08                                      418,823
--------------------------------------------------------------------------------
          339,000   Indiana Michigan Power Co.,
                    5.05%, 11/15/14                                     325,716
--------------------------------------------------------------------------------
          181,552   Kiowa Power Partners LLC,
                    4.81%, 12/30/13 (Acquired
                    11/19/04, Cost $177,249)(3)                         176,496
--------------------------------------------------------------------------------
          123,000   Kiowa Power Partners LLC,
                    5.74%, 3/30/21 (Acquired
                    11/19/04, Cost $123,000)(3)                         119,219
--------------------------------------------------------------------------------
           30,000   MidAmerican Energy
                    Holdings Co., 6.125%,
                    4/1/36 (Acquired 6/16/06,
                    Cost $28,376)(3)                                     30,428
--------------------------------------------------------------------------------
           80,000   Monongahela Power Co., 5.70%,
                    3/15/17 (Acquired 9/13/06,
                    Cost $79,708)(3)                                     80,573
--------------------------------------------------------------------------------
          272,000   Nevada Power Co.,
                    5.875%, 1/15/15                                     272,135
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

     $     90,000   Nevada Power Co., 6.50%,
                    5/18/18 (Acquired 5/9/06,
                    Cost $89,733)(3)                             $       93,992
--------------------------------------------------------------------------------
          130,000   Oncor Electric Delivery Co.,
                    6.375%, 1/15/15                                     134,432
--------------------------------------------------------------------------------
          110,000   Oncor Electric Delivery Co.,
                    7.00%, 9/1/22                                       119,500
--------------------------------------------------------------------------------
          371,000   PacifiCorp, 5.45%, 9/15/13                          372,946
--------------------------------------------------------------------------------
          373,000   PPL Electric Utilities Corp.,
                    4.30%, 6/1/13                                       348,538
--------------------------------------------------------------------------------
          224,000   Public Service Electric & Gas,
                    5.00%, 1/1/13                                       220,240
--------------------------------------------------------------------------------
          235,000   Southern California Edison Co.,
                    5.00%, 1/15/16                                      227,390
--------------------------------------------------------------------------------
                                                                      4,598,087
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 0.3%
--------------------------------------------------------------------------------
          268,000   Consolidated Natural Gas
                    Company, 5.00%, 12/1/14                             254,901
--------------------------------------------------------------------------------
           65,000   Weatherford International Ltd.,
                    6.50%, 8/1/36                                        66,512
--------------------------------------------------------------------------------
                                                                        321,413
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.6%
--------------------------------------------------------------------------------
          253,000   CVS Corp., 4.875%, 9/15/14                          240,511
--------------------------------------------------------------------------------
          120,000   CVS Corp., 6.125%, 8/15/16                          123,024
--------------------------------------------------------------------------------
          285,000   Delhaize America Inc.,
                    8.125%, 4/15/11                                     307,312
--------------------------------------------------------------------------------
                                                                        670,847
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
          473,000   Kellogg Co., 6.60%, 4/1/11                          498,158
--------------------------------------------------------------------------------
           68,000   Kraft Foods Inc., 6.25%, 6/1/12                      70,808
--------------------------------------------------------------------------------
                                                                        568,966
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 0.2%
--------------------------------------------------------------------------------
          100,000   Harrah's Operating Co. Inc.,
                    5.75%, 10/1/17                                       91,636
--------------------------------------------------------------------------------
          170,000   Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                      172,713
--------------------------------------------------------------------------------
                                                                        264,349
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.9%
--------------------------------------------------------------------------------
          399,000   Clorox Company, 4.20%, 1/15/10                      386,862
--------------------------------------------------------------------------------
          745,000   Gillette Company (The),
                    2.50%, 6/1/08                                       714,005
--------------------------------------------------------------------------------
                                                                      1,100,867
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 0.2%
--------------------------------------------------------------------------------
          110,000   Siemens
                    Financieringsmaatschappij N.V.,
                    5.75%, 10/17/16 (Acquired
                    8/9/06, Cost $109,721)(3)                           111,859
--------------------------------------------------------------------------------
          110,000   Siemens
                    Financieringsmaatschappij N.V.,
                    6.125%, 8/17/26 (Acquired
                    8/9/06, Cost $109,773)(3)                           113,112
--------------------------------------------------------------------------------
                                                                        224,971
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
9

Select Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

INSURANCE -- 1.0%
--------------------------------------------------------------------------------
     $    745,000   Berkley (W.R.) Corp.,
                    9.875%, 5/15/08                              $      798,891
--------------------------------------------------------------------------------
          373,000   Berkshire Hathaway
                    Finance Corp., 3.40%, 7/2/07                        368,127
--------------------------------------------------------------------------------
                                                                      1,167,018
--------------------------------------------------------------------------------

MEDIA -- 0.8%
--------------------------------------------------------------------------------
           55,000   News America Inc.,
                    6.40%, 12/15/35                                      54,116
--------------------------------------------------------------------------------
          125,000   TCI Communications, Inc.,
                    8.75%, 8/1/15                                       148,254
--------------------------------------------------------------------------------
           40,000   Time Warner Companies, Inc.,
                    7.25%, 10/15/17                                      43,259
--------------------------------------------------------------------------------
          600,000   Time Warner Entertainment Co.
                    L.P., 7.25%, 9/1/08                                 619,896
--------------------------------------------------------------------------------
           37,000   Time Warner Entertainment Co.
                    L.P., 8.375%, 7/15/33                                43,766
--------------------------------------------------------------------------------
           40,000   Viacom Inc., 6.25%, 4/30/16
                    (Acquired 9/19/06,
                    Cost $39,444)(3)                                     39,720
--------------------------------------------------------------------------------
                                                                        949,011
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 1.8%
--------------------------------------------------------------------------------
           25,000   CenterPoint Energy Houston
                    Electric LLC, 5.70%, 3/15/33                         25,257
--------------------------------------------------------------------------------
           30,000   CenterPoint Energy Houston
                    Electric LLC, 6.95%, 3/15/33                         33,449
--------------------------------------------------------------------------------
          313,000   CenterPoint Energy Transition
                    Bond Co. LLC, 5.17%, 8/1/19                         311,186
--------------------------------------------------------------------------------
           55,000   Consolidated Edison Co. of
                    New York, 5.50%, 9/15/16                             55,257
--------------------------------------------------------------------------------
          834,000   Consumers Energy Co.,
                    4.80%, 2/17/09                                      824,013
--------------------------------------------------------------------------------
          110,000   Nisource Finance Corp.,
                    5.40%, 7/15/14                                      106,619
--------------------------------------------------------------------------------
          110,000   Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                       111,009
--------------------------------------------------------------------------------
          313,000   Puget Sound Energy, Inc.,
                    3.36%, 6/1/08                                       302,830
--------------------------------------------------------------------------------
           65,000   Tampa Electric Co.,
                    6.55%, 5/15/36                                       69,814
--------------------------------------------------------------------------------
          180,000   Virginia Electric and Power Co.,
                    6.00%, 1/15/36                                      178,972
--------------------------------------------------------------------------------
           85,000   XCEL Energy Inc.,
                    6.50%, 7/1/36                                        89,982
--------------------------------------------------------------------------------
                                                                      2,108,388
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.9%
--------------------------------------------------------------------------------
          302,000   Federated Department
                    Stores, Inc., 6.30%, 4/1/09                         307,313
--------------------------------------------------------------------------------
           63,000   J.C. Penney Corp. Inc.,
                    6.875%, 10/15/15                                     66,686
--------------------------------------------------------------------------------
           30,000   May Department Stores Co.
                    (The), 6.65%, 7/15/24                                30,105
--------------------------------------------------------------------------------
          644,000   Target Corp., 5.40%, 10/1/08                        647,199
--------------------------------------------------------------------------------
                                                                      1,051,303
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 2.7%
--------------------------------------------------------------------------------
     $     30,000   Amerada Hess Corp.,
                    7.125%, 3/15/33                              $       33,269
--------------------------------------------------------------------------------
          115,000   Anadarko Finance Co.,
                    7.50%, 5/1/31                                       131,888
--------------------------------------------------------------------------------
           70,000   Anadarko Petroleum Corp.,
                    5.95%, 9/15/16                                       70,968
--------------------------------------------------------------------------------
           45,000   Anadarko Petroleum Corp.,
                    6.45%, 9/15/36                                       46,118
--------------------------------------------------------------------------------
          475,000   Conoco Funding Co.,
                    6.35%, 10/15/11                                     500,095
--------------------------------------------------------------------------------
          225,000   Kinder Morgan Energy
                    Partners L.P., 7.30%, 8/15/33                       244,817
--------------------------------------------------------------------------------
          300,000   Kinder Morgan Finance Co.,
                    ULC, 5.35%, 1/5/11                                  292,045
--------------------------------------------------------------------------------
           82,000   Nexen Inc., 5.875%, 3/10/35                          78,444
--------------------------------------------------------------------------------
          380,000   Occidental Petroleum Corp.,
                    10.125%, 9/15/09                                    430,601
--------------------------------------------------------------------------------
          610,000   Pemex Project Funding
                    Master Trust, 5.75%, 12/15/15                       596,734
--------------------------------------------------------------------------------
          125,000   Petro-Canada, 5.95%, 5/15/35                        119,685
--------------------------------------------------------------------------------
          160,000   Pioneer Natural Resources Co.,
                    6.875%, 5/1/18                                      160,687
--------------------------------------------------------------------------------
          257,000   Talisman Energy Inc.,
                    5.85%, 2/1/37                                       240,397
--------------------------------------------------------------------------------
          220,000   Tesoro Corp., 6.25%, 11/1/12
                    (Acquired 8/7/06-8/9/06,
                    Cost $212,850)(3)                                   213,125
--------------------------------------------------------------------------------
           30,000   XTO Energy Inc.,
                    5.30%, 6/30/15                                       29,150
--------------------------------------------------------------------------------
                                                                      3,188,023
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          115,000   Weyerhaeuser Co.,
                    7.375%, 3/15/32                                     119,474
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.2%
--------------------------------------------------------------------------------
          186,000   Abbott Laboratories,
                    3.75%, 3/15/11                                      175,869
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 1.8%
--------------------------------------------------------------------------------
          104,000   Archstone-Smith Operating
                    Trust, 5.25%, 12/1/10                               103,651
--------------------------------------------------------------------------------
           50,000   AvalonBay Communities Inc.,
                    5.50%, 1/15/12                                       50,315
--------------------------------------------------------------------------------
          231,000   Developers Diversified
                    Realty Corp., 5.375%, 10/15/12                      228,926
--------------------------------------------------------------------------------
           80,000   Duke Realty L.P.,
                    5.95%, 2/15/17                                       81,196
--------------------------------------------------------------------------------
          242,000   iStar Financial Inc.,
                    5.15%, 3/1/12                                       236,372
--------------------------------------------------------------------------------
          211,000   ProLogis, 5.50%, 3/1/13                             210,243
--------------------------------------------------------------------------------
          170,000   ProLogis, 5.75%, 4/1/16                             170,735
--------------------------------------------------------------------------------
          440,000   Rouse Co. L.P./TRC
                    Co-Issuer Inc., 6.75%,
                    5/1/13 (Acquired 5/2/06,
                    Cost $438,627)(3)                                   441,915
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
10

Select Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

     $    440,000   Simon Property Group L.P.,
                    5.375%, 6/1/11                               $      439,341
--------------------------------------------------------------------------------
          190,000   Simon Property Group L.P.,
                    6.10%, 5/1/16                                       196,278
--------------------------------------------------------------------------------
                                                                      2,158,972
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT &
DEVELOPMENT -- 0.1%
--------------------------------------------------------------------------------
           35,000   Colonial Realty L.P.,
                    6.05%, 9/1/16                                        35,396
--------------------------------------------------------------------------------
           91,000   ERP Operating L.P.,
                    5.25%, 9/15/14                                       89,557
--------------------------------------------------------------------------------
                                                                        124,953
--------------------------------------------------------------------------------

ROAD & RAIL -- 1.1%
--------------------------------------------------------------------------------
          471,000   Burlington Northern
                    Santa Fe Corp.,
                    6.125%, 3/15/09                                     480,657
--------------------------------------------------------------------------------
           98,000   Union Pacific Corp.,
                    3.875%, 2/15/09                                      95,101
--------------------------------------------------------------------------------
          671,000   Union Pacific Corp.,
                    7.375%, 9/15/09                                     707,118
--------------------------------------------------------------------------------
                                                                      1,282,876
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 0.3%
--------------------------------------------------------------------------------
          315,000   Home Depot, Inc. (The),
                    5.40%, 3/1/16                                       313,492
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 0.8%
--------------------------------------------------------------------------------
           90,000   Countrywide Financial Corp.,
                    6.25%, 5/15/16                                       91,503
--------------------------------------------------------------------------------
          555,000   Residential Capital Corp.,
                    6.00%, 2/22/11                                      554,851
--------------------------------------------------------------------------------
          280,000   Residential Capital Corp.,
                    6.50%, 4/17/13                                      284,727
--------------------------------------------------------------------------------
                                                                        931,081
--------------------------------------------------------------------------------

TOBACCO -- 0.1%
--------------------------------------------------------------------------------
           85,000   Reynolds American Inc.,
                    7.625%, 6/1/16 (Acquired
                    7/6/06, Cost $84,437)(3)                             88,596
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION  SERVICES -- 0.4%
--------------------------------------------------------------------------------
          160,000   Cingular Wireless LLC,
                    7.125%, 12/15/31                                    175,658
--------------------------------------------------------------------------------
          350,000   Vodafone Group plc,
                    5.50%, 12/15/06                                     351,203
--------------------------------------------------------------------------------
                                                                        526,861
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
(Cost $33,125,191)                                                   32,913,227
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 14.3%
--------------------------------------------------------------------------------
     $  2,225,000   U.S. Treasury Bonds,
                    4.50%, 2/15/36                               $    2,132,698
--------------------------------------------------------------------------------
        2,604,779   U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16                             2,545,765
--------------------------------------------------------------------------------
          810,000   U.S. Treasury Notes,
                    4.875%, 8/31/08                                     812,500
--------------------------------------------------------------------------------
        4,327,000   U.S. Treasury Notes,
                    5.125%, 6/30/11(5)                                4,423,851
--------------------------------------------------------------------------------
        1,230,000   U.S. Treasury Notes,
                    4.875%, 7/31/11                                   1,244,655
--------------------------------------------------------------------------------
           95,000   U.S. Treasury Notes,
                    4.625%, 8/31/11                                      95,134
--------------------------------------------------------------------------------
        4,652,000   U.S. Treasury Notes,
                    5.125%, 5/15/16(5)                                4,827,180
--------------------------------------------------------------------------------
          565,000   U.S. Treasury Notes,
                    4.875%, 8/15/16                                     575,859
--------------------------------------------------------------------------------

TOTAL U.S. TREASURY SECURITIES
(Cost $16,286,041)                                                   16,657,642
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) -- 8.9%
--------------------------------------------------------------------------------
       12,980,205   Asset Securitization Corp.,
                    Series 1997 D5, Class PS1,
                    STRIPS -- COUPON, VRN,
                    1.48%, 10/11/06                                     491,028
--------------------------------------------------------------------------------
          563,000   Banc of America Mortgage
                    Securities, Series 2004 G,
                    Class 2A6, 4.66%, 8/25/34                           560,273
--------------------------------------------------------------------------------
        1,417,000   Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2004-4,
                    Class A6, 3.51%, 6/25/34                          1,369,519
--------------------------------------------------------------------------------
          447,000   Criimi Mae Commercial
                    Mortgage Trust, Series 1998 C1,
                    Class B, 7.00%, 6/2/33
                    (Acquired 3/9/99,
                    Cost $354,178)(3)                                   463,460
--------------------------------------------------------------------------------
       15,424,092   DLJ Commercial Mortgage Corp.,
                    Series 1998 CF1, Class S,
                    STRIPS -- COUPON, VRN,
                    0.95%, 10/1/06                                      241,680
--------------------------------------------------------------------------------
       16,234,983   DLJ Mortgage Acceptance Corp.,
                    Series 1997 CF2, Class S,
                    STRIPS -- COUPON, VRN, 0.68%,
                    10/1/06 (Acquired 1/22/98-2/25/98,
                    Cost $439,325)(3)                                   139,312
--------------------------------------------------------------------------------
        5,853,650   Enterprise Mortgage
                    Acceptance Co. LLC,
                    Series 1998-1, Class IO,
                    STRIPS -- COUPON, VRN,
                    1.27%, 10/15/06 (Acquired
                    6/26/98, Cost $769,643)(3)                          208,536
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
11

Select Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

     $    282,000   FHLMC, Series 3065, Class TN,
                    4.50%, 10/15/33                              $      272,901
--------------------------------------------------------------------------------
        1,092,710   FHLMC, Series K001, Class A2,
                    5.65%, 4/25/16                                    1,105,690
--------------------------------------------------------------------------------
          542,703   First Horizon Alternative
                    Mortgage Securities,
                    Series 2004 FA1, Class 1A1
                    SEQ, 6.25%, 10/25/34                                546,905
--------------------------------------------------------------------------------
          278,000   First Union Commercial
                    Mortgage Securities Inc.,
                    Series 1997 C2, Class B,
                    6.79%, 11/18/29                                     286,453
--------------------------------------------------------------------------------
        1,053,590   FNMA, Series 2002 W4,
                    Class A4 SEQ, 6.25%, 5/25/42                      1,067,663
--------------------------------------------------------------------------------
          758,332   FNMA, Final Maturity Amortizing
                    Notes, Series 2004-1, Class 1,
                    4.45%, 8/25/12                                      731,647
--------------------------------------------------------------------------------
        1,254,000   FNMA, Alternative Credit
                    Enhancement Structures,
                    Series 2006 M1, Class C SEQ,
                    5.36%, 3/1/36                                     1,250,685
--------------------------------------------------------------------------------
        1,582,374   Midland Realty Acceptance Corp.,
                    Series 1996 C2, Class AEC,
                    STRIPS -- COUPON, VRN, 1.24%,
                    10/1/06 (Acquired 11/26/97,
                    Cost $124,964)(3)                                    16,324
--------------------------------------------------------------------------------
          298,000   RMF Commercial Mortgage
                    Pass-Through Certificates,
                    Series 1997-1, Class F, 7.47%,
                    1/15/19 (Acquired 11/24/97,
                    Cost $291,617)(3)                                    29,800
--------------------------------------------------------------------------------
          282,000   Washington Mutual, Inc.,
                    Series 2003 AR10, Class A6,
                    4.08%, 10/25/33                                     276,137
--------------------------------------------------------------------------------
          546,205   Washington Mutual Asset
                    Securities Corp., Series 2003
                    C1A, Class A SEQ, 3.83%,
                    1/25/35 (Acquired 2/3/06,
                    Cost $529,115)(3)                                   528,122
--------------------------------------------------------------------------------
          829,000   Wells Fargo Mortgage Backed
                    Securities Trust, Series 2004 N,
                    Class A6, 4.00%, 8/25/34                            808,345
--------------------------------------------------------------------------------

TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $10,931,635)                                                   10,394,480
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(1) -- 5.8%
--------------------------------------------------------------------------------
          236,473   Massachusetts RRB Special
                    Purpose Trust WMECO-1,
                    Series 2001-1, Class A,
                    6.53%, 6/1/15                                       247,977
--------------------------------------------------------------------------------
          188,150   Mid-State Trust, Series 1997-6,
                    Class A3 SEQ, 7.54%, 7/1/35                         195,577
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

     $  2,982,000   Nissan Auto Receivables Owner
                    Trust, Series 2006 A, Class A3
                    SEQ, 4.74%, 9/15/09(5)                       $    2,968,145
--------------------------------------------------------------------------------
        1,778,000   World Omni Auto Receivables
                    Trust, Series 2006 A, Class A3
                    SEQ, 5.01%, 10/15/10                              1,776,094
--------------------------------------------------------------------------------
        1,560,000   World Omni Auto Receivables
                    Trust, Series 2006 B, Class A1
                    SEQ, 5.37%, 10/15/07                              1,560,250
--------------------------------------------------------------------------------

TOTAL ASSET-BACKED SECURITIES
(Cost $6,761,793)                                                     6,748,043
--------------------------------------------------------------------------------

COMMERCIAL PAPER(6) -- 4.6%
--------------------------------------------------------------------------------
        3,000,000   New Century Asset Trust,
                    5.27%, 10/11/06(5)                                2,995,989
--------------------------------------------------------------------------------
        2,400,000   Sheffield Receivables,
                    5.26%, 10/12/06                                   2,396,434
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost $5,391,751)                                                     5,392,423
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCY SECURITIES -- 2.3%

        1,485,000   FNMA, 5.25%, 9/15/16                              1,516,884
--------------------------------------------------------------------------------
          559,000   Housing and Urban
                    Development, 6.08%, 8/1/13                          583,812
--------------------------------------------------------------------------------
          745,000   TVA STRIPS - PRINCIPAL,
                    8.25%, 4/15/12(7)                                   586,404
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $2,680,735)                                                     2,687,100
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(7) -- 1.3%
--------------------------------------------------------------------------------
        1,490,000   BECC, 2.95%, 11/15/11
(Cost $1,484,700)                                                     1,480,926
--------------------------------------------------------------------------------

SOVEREIGN GOVERNMENTS
& AGENCIES -- 0.7%
--------------------------------------------------------------------------------
          554,282   Overseas Private
                    Investment Corp.,
                    4.10%, 11/15/14                                     534,275
--------------------------------------------------------------------------------
          260,000   United Mexican States,
                    5.625%, 1/15/17                                     257,530
--------------------------------------------------------------------------------

TOTAL SOVEREIGN
GOVERNMENTS & AGENCIES
(Cost $810,109)                                                         791,805
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
12

Select Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.4%
--------------------------------------------------------------------------------
     $    500,000   FHLMC Discount Notes,
                    5.14%, 12/27/06(6)
(Cost $493,788)                                                  $      493,986
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 101.2%
(Cost $118,537,340)                                                 117,747,769
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (1.2)%                                            (1,452,283)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                       $  116,295,486
================================================================================

FUTURES CONTRACTS

                                   Expiration      Underlying Face   Unrealized
    Contracts Sold                    Date         Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
 5  U.S. Long Bond                December 2006      $  562,031       $ (9,156)
--------------------------------------------------------------------------------
22  U.S. Treasury 5-Year Notes    December 2006       2,321,344        (14,848)
--------------------------------------------------------------------------------
42  U.S. Treasury 10-Year Notes   December 2006       4,538,625        (46,721)
--------------------------------------------------------------------------------
                                                     $7,422,000       $(70,725)
                                                  ==============================

NOTES TO SCHEDULE OF INVESTMENTS

BECC = Book Entry Callable Corpus
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2006.

(1) Final maturity indicated, unless otherwise noted.

(2) Forward commitment.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2006 was
    $4,224,776, which represented 3.6% of total net assets.

(4) Industry is less than 0.05% of total net assets.

(5) Security, or a portion thereof, has been segregated for a forward commitment and/or futures contract.

(6) The rate indicated is the yield to maturity at purchase.

(7) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------
13

High-Yield Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                                              ----------------------
                                                              AVERAGE ANNUAL RETURNS
---------------------------------------------------------------------------------------------------
                                                                            SINCE         INCEPTION
                                     6 MONTHS(1)    1 YEAR     5 YEARS    INCEPTION          DATE
---------------------------------------------------------------------------------------------------
A CLASS                                                                                    3/31/97
  No sales charge*                     3.57%(2)    6.30%(2)    8.88%(2)     5.77%
  With sales charge*                  -1.10%(2)    1.54%(2)    7.87%(2)     5.26%
---------------------------------------------------------------------------------------------------
CITIGROUP HIGH-YIELD CASH-PAY INDEX    4.19%       7.50%      10.51%        6.76%            --
---------------------------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. INTERMEDIATE
HIGH YIELD MARKET INDEX                4.15%       7.99%      10.10%        5.82%            --
---------------------------------------------------------------------------------------------------
Investor Class                           --          --          --         3.20%(1)(2)     4/3/06
---------------------------------------------------------------------------------------------------
Institutional Class                      --          --          --         3.30%(1)(2)     4/3/06
---------------------------------------------------------------------------------------------------
B Class                                                                                    3/31/97
  No sales charge*                     3.33%(2)    5.56%(2)    8.19%(2)     5.07%
  With sales charge*                  -1.67%(2)    1.56%(2)    8.05%(2)     5.07%
---------------------------------------------------------------------------------------------------
C Class                                                                                     4/3/06
  No sales charge*                       --          --          --         2.69%(1)(2)
  With sales charge*                     --          --          --         1.69%(1)(2)
---------------------------------------------------------------------------------------------------
R Class                                  --          --          --         2.95%(1)(2)     4/3/06
---------------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

 High-Yield Bond acquired all of the net assets of the Mason Street High Yield
 Bond Fund on March 31, 2006, pursuant to a plan of reorganization approved by the acquired fund's shareholders on March 23, 2006. Performance information prior to April 1, 2006 is that of the Mason Street High Yield Bond Fund.

(1) Total returns for periods less than one year are not annualized.

(2) Class returns would have been lower if fees had not been waived.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the
total returns of the indices do not.                                 (continued)

------
14

High-Yield Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS
$10,000 investment made March 31, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
------------------------------------------------------------------------------------------------
                       1997*   1998   1999   2000    2001    2002    2003    2004   2005   2006
------------------------------------------------------------------------------------------------
A Class**
(no sales charge)     16.36%  -4.62%  2.78%  1.88%  -4.15%  -4.80%  27.04%  13.60%  4.80%  6.30%
------------------------------------------------------------------------------------------------
Citigroup High-Yield
Cash-Pay Index         8.50%   3.39%  3.01%  1.22%  -3.40%  -2.71%  31.89%  12.34%  6.33%  7.50%
------------------------------------------------------------------------------------------------
Lehman Brothers U.S.
Intermediate High
Yield Market Index     8.86%   0.97%  3.17%  0.77%  -7.38%  -2.12%  28.62%  12.11%  6.13%  7.99%
------------------------------------------------------------------------------------------------

*From 3/31/97, the A Class's inception date. Not annualized. High-Yield Bond A
 Class's initial investment is $9,550 to reflect the maximum 4.50% initial sales charge.

**Class returns would have been lower, along with ending value, if fees had not been waived.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
15

High-Yield Bond - Portfolio Commentary

PORTFOLIO MANAGER: ANDREW WASSWEILLER

PERFORMANCE SUMMARY

During the six months ended September 30, 2006, American Century-Mason Street
High-Yield Bond returned 3.57%*. By comparison, the fund's benchmark, the
Citigroup High-Yield Cash-Pay Index, returned 4.19%. It's worth noting that the portfolio's returns are reduced by management fees, while the returns of the index are not.

We're proud to report that the portfolio outperformed the 3.05% return of the
Lipper High Current Yield Bond Funds Index**, a measure of the performance of leading high-yield bond funds.

RISK RULED THE HIGH-YIELD MARKET

High-yield securities finished among the best-performing segments of the bond market for the six months; however, performance see-sawed along with changing perceptions of the economy, rates, and inflation (see the Market Perspective on page 2).

Looking at returns by credit quality, bonds rated CCC (among the riskiest, lowest-rated segments of the high-yield market) outperformed bonds rated BB (the highest-rated, high-yield slice). That continued a trend of the last several years; however, the performance disparity narrowed in recent months as investors began to wonder about the effect of slower growth on the most economically sensitive bonds.

In terms of performance by sector, autos led the market, followed by bonds in more defensive industries, such as cable and utilities. It's important to note that the returns of the index are skewed by an approximately 15% weighting in auto bonds as a result of an earlier downgrade of massive amounts of Ford and GM debt to junk status. Because we typically do not concentrate the portfolio so heavily in bonds of any single sector or issuer, we essentially carry a structural underweight to automotive debt relative to our benchmark. In periods when autos perform poorly, we should have a leg up. But when autos do well, as they did during the last six months, we are at a disadvantage compared with the index.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                                                   AS OF
                                                                  9/30/06
--------------------------------------------------------------------------------
Weighted Average Maturity                                        6.2 years
--------------------------------------------------------------------------------
Average Duration (effective)                                     3.9 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                                    6.87%
--------------------------------------------------------------------------------
Institutional Class                                               7.07%
--------------------------------------------------------------------------------
A Class                                                           6.31%
--------------------------------------------------------------------------------
B Class                                                           5.85%
--------------------------------------------------------------------------------
C Class                                                           5.85%
--------------------------------------------------------------------------------
R Class                                                           6.36%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for A Class shares and are not reduced by sales charges. A Class shares are subject to a maximum sales charge of 4.50%. Had the sales charge been applied, returns would be lower than those shown. Total returns for periods less than one year are not annualized.

**The Lipper High Current Yield Bond Funds Index returned 6.75% and 9.29% for the one- and five- periods ended September 30, 2006, respectively. Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance
  thereon.                                                           (continued)

------
16

High-Yield Bond - Portfolio Commentary

PORTFOLIO STRATEGIES

Consistent with our outlook for slower economic growth, we worked to position the portfolio more defensively and improve its risk/reward profile. For example, in terms of credit quality, we overweighted the portfolio in BB bonds and underweighted CCC bonds.

That's also because after a long period of outperformance, we believe CCCs are richly valued; that is, the spread--or difference in yield--between CCC and higher-rated bonds is near record lows. In our view, CCC securities aren't offering enough additional yield to compensate for their greater credit risk.
And with little difference in yield between the highest- and lowest-rated segments of the market, we think we managed to improve the portfolio's credit profile with comparatively little give-up in yield. Nevertheless, CCCs continued
to outperform for the six months, limiting our relative return.

Similarly, in an environment where the yield curve was flat (with little difference in yield between short- and long-term bonds), we reduced the portfolio's duration (price sensitivity to rate changes) without sacrificing much yield. We did that by trading down selectively from 10-year bonds into five-year securities, and eliminating some of our 30-year bond positions.

In terms of sector weightings, our defensive positioning led us to such industries as cable and gaming bonds, as well as securities issued by more asset-rich companies, such as lodging. That helped results relative to the benchmark, as cable bonds were among the best performers in our index.

PORTFOLIO OBJECTIVES AND EXPECTATIONS

We manage the portfolio to deliver high current income and capital appreciation by investing in high-yield bonds (riskier securities rated below investment grade). For investors willing to assume the greater credit risk, we believe this fund can be an aggressive complement to a fixed-income portfolio, bringing additional yield and return potential.

That said, we're cautious on the high-yield sector in the near term--these bonds remain fairly richly valued, and likely slower economic growth ahead argues for a gradual rise in the default rate from near-historic lows.

TOP FIVE INDUSTRIES AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                                                  % OF
                                                               NET ASSETS
                                                                  AS OF
                                                                 9/30/06
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                       10.2%
--------------------------------------------------------------------------------
Media                                                              9.7%
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                      7.0%
--------------------------------------------------------------------------------
Diversified Telecommunication Services                             6.4%
--------------------------------------------------------------------------------
Diversified Financial Services                                     4.0%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
                                                                  AS OF
                                                                 9/30/06
--------------------------------------------------------------------------------
AAA                                                                6%
--------------------------------------------------------------------------------
BBB                                                                2%
--------------------------------------------------------------------------------
BB                                                                41%
--------------------------------------------------------------------------------
B                                                                 47%
--------------------------------------------------------------------------------
CCC or lower                                                       4%
--------------------------------------------------------------------------------

------
17

High-Yield Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 92.1%

AEROSPACE & DEFENSE -- 1.0%
--------------------------------------------------------------------------------
     $  1,145,000   L-3 Communications Corp.,
                    7.63%, 6/15/12                               $    1,185,075
--------------------------------------------------------------------------------
          315,000   L-3 Communications Corp.,
                    6.13%, 7/15/13                                      307,913
--------------------------------------------------------------------------------
                                                                      1,492,988
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.9%
--------------------------------------------------------------------------------
          240,000   ArvinMeritor Inc., 8.75%, 3/1/12                    231,000
--------------------------------------------------------------------------------
          310,000   Goodyear Tire & Rubber Co.
                    (The), 7.86%, 8/15/11                               303,025
--------------------------------------------------------------------------------
          555,000   Lear Corp., 8.11%, 5/15/09                          538,350
--------------------------------------------------------------------------------
          255,000   TRW Automotive Inc.,
                    9.38%, 2/15/13                                      272,850
--------------------------------------------------------------------------------
                                                                      1,345,225
--------------------------------------------------------------------------------

AUTOMOBILES -- 0.3%
--------------------------------------------------------------------------------
          460,000   General Motors Corp.,
                    8.38%, 7/15/33                                      400,200
--------------------------------------------------------------------------------

BEVERAGES -- 0.4%
--------------------------------------------------------------------------------
          495,000   Constellation Brands Inc.,
                    7.25%, 9/1/16                                       503,044
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 1.7%
--------------------------------------------------------------------------------
          429,000   BCP Crystal US Holdings Corp.,
                    9.63%, 6/15/14                                      467,610
--------------------------------------------------------------------------------
          665,000   E*TRADE Financial Corp.,
                    7.88%, 12/1/15                                      703,238
--------------------------------------------------------------------------------
          140,000   LaBranche & Co. Inc.,
                    9.50%, 5/15/09                                      146,650
--------------------------------------------------------------------------------
          413,000   LaBranche & Co. Inc.,
                    11.00%, 5/15/12                                     443,975
--------------------------------------------------------------------------------
          665,000   Vanguard Health Holding Co. II,
                    LLC/Vanguard Holding Co. II, Inc.,
                    9.00%, 10/1/14                                      648,375
--------------------------------------------------------------------------------
                                                                      2,409,848
--------------------------------------------------------------------------------

CHEMICALS -- 3.3%
--------------------------------------------------------------------------------
          305,000   Berry Plastics Holding Corp.,
                    8.88%, 9/15/14 (Acquired
                    9/15/06, Cost $305,000)(1)                          308,050
--------------------------------------------------------------------------------
          720,000   Equistar Chemicals L.P./Equistar
                    Funding Corp., 8.75%, 2/15/09                       748,800
--------------------------------------------------------------------------------
          785,000   Equistar Chemicals L.P./Equistar
                    Funding Corp., 10.63%, 5/1/11                       845,837
--------------------------------------------------------------------------------
          515,000   Georgia Gulf Corp., 9.50%,
                    10/15/14 (Acquired 9/28/06,
                    Cost $511,416)(1)                                   512,425
--------------------------------------------------------------------------------
          292,000   Hexion US Finance Corp/Hexion
                    Nova Scotia Finance ULC,
                    9.00%, 7/15/14                                      299,300
--------------------------------------------------------------------------------
          432,000   Huntsman LLC,
                    11.50%, 7/15/12                                     493,560
--------------------------------------------------------------------------------
          865,000   Lyondell Chemical Co.,
                    8.00%, 9/15/17                                      880,137
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

     $    661,000   Rockwood Specialties
                    Group, Inc., 10.63%, 5/15/11                 $      710,575
--------------------------------------------------------------------------------

                                                                      4,798,684
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 3.3%
--------------------------------------------------------------------------------
          330,000   Allied Waste North America, Inc.,
                    6.50%, 11/15/10                                     326,700
--------------------------------------------------------------------------------
        1,310,000   Allied Waste North America, Inc.,
                    6.38%, 4/15/11                                    1,283,799
--------------------------------------------------------------------------------
        1,014,000   Allied Waste North America, Inc.,
                    7.25%, 3/15/15                                    1,011,464
--------------------------------------------------------------------------------
          975,000   Corrections Corp. of America,
                    6.25%, 3/15/13                                      960,375
--------------------------------------------------------------------------------
          131,000   Corrections Corp. of America,
                    6.75%, 1/31/14                                      131,655
--------------------------------------------------------------------------------
          170,000   FTI Consulting Inc., 7.75%,
                    10/1/16 (Acquired 9/27/06,
                    Cost $170,000)(1)(2)                                172,550
--------------------------------------------------------------------------------
          435,000   Quebecor World Capital Corp.,
                    8.75%, 3/15/16                                      420,863
--------------------------------------------------------------------------------
          495,000   WCA Waste Corp., 9.25%,
                    6/15/14 (Acquired 6/28/06,
                    Cost $495,000)(1)                                   516,038
--------------------------------------------------------------------------------
                                                                      4,823,444
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.9%
--------------------------------------------------------------------------------
          379,000   Beazer Homes USA Inc.,
                    6.50%, 11/15/13                                     343,943
--------------------------------------------------------------------------------
          151,000   Beazer Homes USA Inc.,
                    6.88%, 7/15/15                                      137,410
--------------------------------------------------------------------------------
          865,000   FMG Finance Pty Ltd.,
                    10.63%, 9/1/16 (Acquired
                    8/11/06, Cost $865,000)(1)                          834,725
--------------------------------------------------------------------------------
                                                                      1,316,078
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.3%
--------------------------------------------------------------------------------
          430,000   Ford Motor Credit Co.,
                    8.63%, 11/1/10                                      428,724
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 3.1%
--------------------------------------------------------------------------------
          543,000   Crown Americas LLC/Crown
                    Americas Capital Corp.,
                    7.63%, 11/15/13                                     552,503
--------------------------------------------------------------------------------
          415,000   Crown Americas LLC/Crown
                    Americas Capital Corp.,
                    7.75%, 11/15/15                                     422,263
--------------------------------------------------------------------------------
          302,000   Graphic Packaging International
                    Corp., 9.50%, 8/15/13                               310,305
--------------------------------------------------------------------------------
          380,000   Jefferson Smurfit Corp.,
                    7.50%, 6/1/13                                       352,450
--------------------------------------------------------------------------------
          375,000   Norampac Inc., 6.75%, 6/1/13                        356,250
--------------------------------------------------------------------------------
          795,000   Owens-Brockway Glass
                    Container Inc., 7.75%, 5/15/11                      820,838
--------------------------------------------------------------------------------
          776,000   Owens-Brockway Glass
                    Container Inc., 6.75%, 12/1/14                      741,080
--------------------------------------------------------------------------------
        1,025,000   Smurfit-Stone Container
                    Enterprises, Inc., 8.38%, 7/1/12                    989,124
--------------------------------------------------------------------------------
                                                                      4,544,813
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
18

High-Yield Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

DIVERSIFIED -- 0.6%
--------------------------------------------------------------------------------
     $    305,000   Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired 8/1/06,
                    Cost $305,000)(1)                            $      318,725
--------------------------------------------------------------------------------
          495,000   Kabel Deutschland GmbH,
                    10.63%, 7/1/14 (Acquired
                    3/14/06, Cost $525,938)(1)                          533,363
--------------------------------------------------------------------------------
                                                                        852,088
--------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES -- 0.9%
--------------------------------------------------------------------------------
          670,000   Education Management LLC,
                    10.25%, 6/1/16 (Acquired
                    5/19/06, Cost $670,000)(1)                          688,425
--------------------------------------------------------------------------------
          100,000   Service Corp. International,
                    7.38%, 10/1/14 (Acquired
                    9/27/06, Cost $100,000)(1)(2)                       101,125
--------------------------------------------------------------------------------
          505,000   Service Corp. International,
                    6.75%, 4/1/16                                       486,694
--------------------------------------------------------------------------------
                                                                      1,276,244
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 4.0%
--------------------------------------------------------------------------------
          700,000   Arch Western Finance LLC,
                    6.75%, 7/1/13                                       675,500
--------------------------------------------------------------------------------
          495,000   Da-Lite Screen Company, Inc.,
                    9.50%, 5/15/11                                      523,463
--------------------------------------------------------------------------------
          230,000   Ford Motor Credit Co.,
                    7.38%, 2/1/11                                       220,960
--------------------------------------------------------------------------------
        1,510,000   Ford Motor Credit Co.,
                    9.88%, 8/10/11                                    1,564,058
--------------------------------------------------------------------------------
          530,000   General Motors
                    Acceptance Corp.,
                    7.75%, 1/19/10                                      543,452
--------------------------------------------------------------------------------
        1,655,000   General Motors
                    Acceptance Corp.,
                    6.88%, 9/15/11                                    1,647,933
--------------------------------------------------------------------------------
          418,000   Universal City Development
                    Partners, 11.75%, 4/1/10                            452,485
--------------------------------------------------------------------------------
          256,000   Universal City Florida
                    Holding Co. I/Universal City
                    Florida Holdings Co.II,
                    8.38%, 5/1/10                                       258,240
--------------------------------------------------------------------------------
                                                                      5,886,091
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 6.4%
--------------------------------------------------------------------------------
          770,000   American Tower Corp.,
                    7.13%, 10/15/12                                     793,099
--------------------------------------------------------------------------------
        1,545,000   Citizens Communications Co.,
                    9.25%, 5/15/11                                    1,711,087
--------------------------------------------------------------------------------
          740,000   Embarq Corp., 6.74%, 6/1/13                         762,383
--------------------------------------------------------------------------------
          371,000   Intelsat Bermuda Ltd., 11.25%,
                    6/15/16 (Acquired 6/19/06,
                    Cost $371,000)(1)                                   396,043
--------------------------------------------------------------------------------
          497,000   Intelsat Bermuda Ltd., VRN,
                    11.64%, 12/15/06, resets
                    semiannually off the 6-month
                    LIBOR plus 6.00% with no caps                       524,335
--------------------------------------------------------------------------------
          505,000   Intelsat Subsidiary Holding Co.
                    Ltd., 8.25%, 1/15/13                                513,838
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

     $    495,000   Nortel Networks Ltd., 10.75%,
                    7/15/16 (Acquired 6/29/06,
                    Cost $495,000)(1)                            $      532,125
--------------------------------------------------------------------------------
          505,000   Qwest Capital Funding Inc.,
                    7.90%, 8/15/10                                      521,413
--------------------------------------------------------------------------------
          275,000   Qwest Communications
                    International Inc.,
                    7.50%, 11/1/08                                      280,500
--------------------------------------------------------------------------------
        1,641,000   Qwest Corp., 7.88%, 9/1/11                        1,731,254
--------------------------------------------------------------------------------
          124,000   Qwest Corp., 7.50%,
                    10/1/14 (Acquired 8/3/06,
                    Cost $124,000)(1)                                   128,650
--------------------------------------------------------------------------------
          655,000   Windstream Corp., 8.13%,
                    8/1/13 (Acquired 6/28/06,
                    Cost $655,000)(1)                                   698,394
--------------------------------------------------------------------------------
          620,000   Windstream Corp., 8.63%,
                    8/1/16 (Acquired 6/28/06,
                    Cost $604,791)(1)                                   666,500
--------------------------------------------------------------------------------
                                                                      9,259,621
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.8%
--------------------------------------------------------------------------------
           41,000   Aquila, Inc., 9.95%, 2/1/11                          45,176
--------------------------------------------------------------------------------
        1,245,000   Edison Mission Energy,
                    7.73%, 6/15/09                                    1,285,463
--------------------------------------------------------------------------------
          690,000   Midwest Generation,
                    LLC/Midwest Finance Corp.,
                    8.75%, 5/1/34                                       740,025
--------------------------------------------------------------------------------
          495,000   Nevada Power Co.,
                    8.25%, 6/1/11                                       547,424
--------------------------------------------------------------------------------
          700,000   Sierra Pacific Resources,
                    8.63%, 3/15/14                                      759,302
--------------------------------------------------------------------------------
          395,000   TECO Energy, Inc.,
                    6.75%, 5/1/15                                       406,850
--------------------------------------------------------------------------------
          330,000   TXU Corp., 5.55%, 11/15/14                          313,427
--------------------------------------------------------------------------------
                                                                      4,097,667
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT &
INSTRUMENTS -- 0.7%
--------------------------------------------------------------------------------
          570,000   Flextronics International Ltd.,
                    6.50%, 5/15/13                                      567,150
--------------------------------------------------------------------------------
           94,000   Flextronics International Ltd.,
                    6.25%, 11/15/14                                      91,650
--------------------------------------------------------------------------------
          305,000   Sanmina-SCI Corp.,
                    8.13%, 3/1/16                                       300,425
--------------------------------------------------------------------------------
                                                                        959,225
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 0.8%
--------------------------------------------------------------------------------
           89,000   Hanover Compressor Co.,
                    7.50%, 4/15/13                                       89,445
--------------------------------------------------------------------------------
          445,000   Hanover Compressor Co.,
                    9.00%, 6/1/14                                       473,925
--------------------------------------------------------------------------------
          665,000   SESI LLC, 6.88%, 6/1/14
                    (Acquired 5/17/06,
                    Cost $654,952)(1)                                   661,675
--------------------------------------------------------------------------------
                                                                      1,225,045
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
19

High-Yield Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 1.7%
--------------------------------------------------------------------------------
     $    745,000   Albertson's Inc., 7.50%, 2/15/11             $      762,739
--------------------------------------------------------------------------------
          750,000   Delhaize America Inc.,
                    8.13%, 4/15/11                                      808,716
--------------------------------------------------------------------------------
          875,000   Rite Aid Corp., 8.13%, 5/1/10                       881,563
--------------------------------------------------------------------------------
                                                                      2,453,018
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
          550,000   B&G Foods, Inc. EIS,
                    8.00%, 10/1/11                                      566,500
--------------------------------------------------------------------------------
          263,000   Dole Food Company, Inc.,
                    8.63%, 5/1/09                                       258,398
--------------------------------------------------------------------------------
          454,000   Gold Kist Inc., 10.25%, 3/15/14                     524,370
--------------------------------------------------------------------------------
          470,000   Land O' Lakes, Inc.,
                    9.00%, 12/15/10                                     500,550
--------------------------------------------------------------------------------
          410,000   Smithfield Foods, Inc.,
                    7.75%, 5/15/13                                      424,350
--------------------------------------------------------------------------------
                                                                      2,274,168
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 2.0%
--------------------------------------------------------------------------------
          255,000   Fresenius Medical Care Capital
                    Trust II, 7.88%, 2/1/08                             260,100
--------------------------------------------------------------------------------
          255,000   Fresenius Medical Care Capital
                    Trust IV, 7.88%, 6/15/11                            262,969
--------------------------------------------------------------------------------
          245,000   HCA Inc., 8.75%, 9/1/10                             248,062
--------------------------------------------------------------------------------
        1,008,000   IASIS Healthcare LLC/IASIS
                    Capital Corp., 8.75%, 6/15/14                       980,280
--------------------------------------------------------------------------------
          110,000   Tenet Healthcare Corp.,
                    9.88%, 7/1/14                                       110,138
--------------------------------------------------------------------------------
          645,000   Tenet Healthcare Corp.,
                    6.38%, 12/1/11                                      570,019
--------------------------------------------------------------------------------
          555,000   US Oncology, Inc.,
                    9.00%, 8/15/12                                      577,200
--------------------------------------------------------------------------------
                                                                      3,008,768
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 7.0%
--------------------------------------------------------------------------------
          525,000   American Casino &
                    Entertainment Properties LLC,
                    7.85%, 2/1/12                                       535,500
--------------------------------------------------------------------------------
          265,000   American Real Estate Partners
                    L.P./American Real Estate
                    Finance Corp., 7.13%, 2/15/13                       265,000
--------------------------------------------------------------------------------
          795,000   Boyd Gaming Corp.,
                    7.75%, 12/15/12                                     819,843
--------------------------------------------------------------------------------
          495,000   Caesars Entertainment Inc.,
                    8.13%, 5/15/11                                      524,700
--------------------------------------------------------------------------------
          380,000   Intrawest Corp.,
                    7.50%, 10/15/13                                     409,925
--------------------------------------------------------------------------------
          370,000   Mandalay Resort Group,
                    9.38%, 2/15/10                                      397,288
--------------------------------------------------------------------------------
          295,000   Mandalay Resort Group,
                    6.38%, 12/15/11                                     289,838
--------------------------------------------------------------------------------
          660,000   MGM Mirage, 8.50%, 9/15/10                          705,374
--------------------------------------------------------------------------------
          795,000   MGM Mirage, 8.38%, 2/1/11                           832,801
--------------------------------------------------------------------------------
          530,000   MGM Mirage, 6.75%, 9/1/12                           525,363
--------------------------------------------------------------------------------
          509,000   MGM Mirage, 6.63%, 7/15/15                          491,185
--------------------------------------------------------------------------------
          250,000   Mohegan Tribal Gaming
                    Authority, 6.13%, 2/15/13                           245,625
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

     $    218,000   Pokagon Gaming Authority,
                    10.38%, 6/15/14 (Acquired
                    6/15/06, Cost $218,000)(1)                   $      233,533
--------------------------------------------------------------------------------
          500,000   Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                      507,980
--------------------------------------------------------------------------------
          415,000   Starwood Hotels & Resorts
                    Worldwide Inc., 7.88%, 5/1/12                       437,825
--------------------------------------------------------------------------------
          510,000   Station Casinos Inc.,
                    6.00%, 4/1/12                                       494,700
--------------------------------------------------------------------------------
          665,000   Station Casinos Inc.,
                    6.88%, 3/1/16                                       626,763
--------------------------------------------------------------------------------
          365,000   Station Casinos Inc.,
                    6.63%, 3/15/18                                      331,238
--------------------------------------------------------------------------------
          280,000   Trump Entertainment
                    Resorts, Inc., 8.50%, 6/1/15                        269,150
--------------------------------------------------------------------------------
        1,243,000   Wynn Las Vegas LLC,
                    6.63%, 12/1/14                                    1,211,924
--------------------------------------------------------------------------------
                                                                     10,155,555
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 2.1%
--------------------------------------------------------------------------------
          765,000   K. Hovnanian Enterprises, Inc.,
                    7.75%, 5/15/13                                      703,800
--------------------------------------------------------------------------------
          525,000   KB Home, 7.75%, 2/1/10                              527,625
--------------------------------------------------------------------------------
          381,000   KB Home, 5.75%, 2/1/14                              347,137
--------------------------------------------------------------------------------
          740,000   Standard-Pacific Corp.,
                    6.50%, 8/15/10                                      699,300
--------------------------------------------------------------------------------
          300,000   Technical Olympic USA, Inc.,
                    9.00%, 7/1/10                                       286,875
--------------------------------------------------------------------------------
          570,000   Technical Olympic USA, Inc.,
                    8.25%, 4/1/11 (Acquired
                    4/5/06, Cost $570,000)(1)                           527,963
--------------------------------------------------------------------------------
                                                                      3,092,700
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 2.7%
--------------------------------------------------------------------------------
          255,000   AES Corp. (The),
                    9.38%, 9/15/10                                      276,675
--------------------------------------------------------------------------------
        1,175,000   AES Corp. (The), 8.75%,
                    5/15/13 (Acquired
                    10/5/05-10/26/05,
                    Cost $1,276,344)(1)                               1,266,062
--------------------------------------------------------------------------------
          535,000   Dynegy Holdings Inc.,
                    8.38%, 5/1/16                                       547,038
--------------------------------------------------------------------------------
          935,000   NRG Energy Inc.,
                    7.25%, 2/1/14                                       930,325
--------------------------------------------------------------------------------
          875,000   NRG Energy Inc.,
                    7.38%, 2/1/16                                       871,719
--------------------------------------------------------------------------------
                                                                      3,891,819
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 0.6%
--------------------------------------------------------------------------------
          945,000   Stena AB, 7.50%, 11/1/13                            933,188
--------------------------------------------------------------------------------

INSURANCE -- 0.6%
--------------------------------------------------------------------------------
          405,000   Crum & Forster Holdings Corp.,
                    10.38%, 6/15/13                                     417,150
--------------------------------------------------------------------------------
          420,000   UnumProvident Finance Co.
                    plc, 6.85%, 11/15/15                                431,751
--------------------------------------------------------------------------------
                                                                        848,901
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
20

High-Yield Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

IT SERVICES -- 1.0%
--------------------------------------------------------------------------------
     $    835,000   SunGard Data Systems Inc.,
                    9.13%, 8/15/13                               $      868,400
--------------------------------------------------------------------------------
           80,000   SunGard Data Systems Inc.,
                    4.88%, 1/15/14                                       69,600
--------------------------------------------------------------------------------
          522,000   Unisys Corp., 8.00%, 10/15/12                       490,680
--------------------------------------------------------------------------------
                                                                      1,428,680
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 1.4%
--------------------------------------------------------------------------------
          925,000   TDS Investor Corp., 9.88%,
                    9/1/14 (Acquired 8/11/06,
                    Cost $925,000)(1)                                   897,250
--------------------------------------------------------------------------------
        1,110,000   TDS Investor Corp., 11.88%,
                    9/1/16 (Acquired 8/11/06,
                    Cost $1,110,000)(1)                               1,071,150
--------------------------------------------------------------------------------
                                                                      1,968,400
--------------------------------------------------------------------------------

MACHINERY -- 1.4%
--------------------------------------------------------------------------------
          465,000   Amsted Industries Inc.,
                    10.25%, 10/15/11                                    499,875
--------------------------------------------------------------------------------
        1,083,000   Case New Holland Inc.,
                    9.25%, 8/1/11                                     1,153,395
--------------------------------------------------------------------------------
          385,000   Terex Corp., 7.38%, 1/15/14                         388,850
--------------------------------------------------------------------------------
                                                                      2,042,120
--------------------------------------------------------------------------------

MEDIA -- 9.7%
--------------------------------------------------------------------------------
          250,000   AMC Entertainment Inc.,
                    9.50%, 2/1/11                                       250,938
--------------------------------------------------------------------------------
          437,000   AMC Entertainment Inc.,
                    11.00%, 2/1/16                                      478,515
--------------------------------------------------------------------------------
          495,000   CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15                                     452,925
--------------------------------------------------------------------------------
          495,000   CCH II, LLC/CCH II
                    Capital Corp., 10.25%, 9/15/10                      504,900
--------------------------------------------------------------------------------
          495,000   Clear Channel
                    Communications Inc.,
                    6.25%, 3/15/11                                      496,993
--------------------------------------------------------------------------------
          495,000   Cox Communications, Inc.,
                    7.13%, 10/1/12                                      528,177
--------------------------------------------------------------------------------
          530,000   CSC Holdings, Inc.,
                    8.13%, 7/15/09                                      551,200
--------------------------------------------------------------------------------
          254,000   CSC Holdings, Inc.,
                    8.13%, 8/15/09                                      264,478
--------------------------------------------------------------------------------
          810,000   CSC Holdings, Inc.,
                    7.63%, 4/1/11                                       835,312
--------------------------------------------------------------------------------
          685,000   CSC Holdings, Inc., 7.25%,
                    4/15/12 (Acquired 7/6/05,
                    Cost $659,313)(1)                                   685,855
--------------------------------------------------------------------------------
          495,000   CSC Holdings, Inc.,
                    7.88%, 2/15/18                                      516,038
--------------------------------------------------------------------------------
          480,000   DirecTV Holdings LLC/DirecTV
                    Finance LLC, 6.38%, 6/15/15                         453,600
--------------------------------------------------------------------------------
        1,285,000   Echostar DBS Corp.,
                    6.38%, 10/1/11                                    1,254,480
--------------------------------------------------------------------------------
          365,000   Echostar DBS Corp., 7.00%,
                    10/1/13 (Acquired 9/28/06,
                    Cost $357,638)(1)(2)                                358,613
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

     $    255,000   Echostar DBS Corp., 7.13%,
                    2/1/16 (Acquired 3/21/06,
                    Cost $252,131)(1)                            $      247,669
--------------------------------------------------------------------------------
          885,000   Lamar Media Corp.,
                    6.63%, 8/15/15                                      852,918
--------------------------------------------------------------------------------
          655,000   LIN Television Corp.,
                    6.50%, 5/15/13                                      614,063
--------------------------------------------------------------------------------
          420,000   Mediacom Broadband LLC,
                    8.50%, 10/15/15                                     419,475
--------------------------------------------------------------------------------
          220,000   Mediacom Broadband
                    LLC/Mediacom Broadband Corp.,
                    8.50%, 10/15/15                                     218,348
--------------------------------------------------------------------------------
          265,000   Mediacom LLC/Mediacom
                    Capital Corp., 7.88%, 2/15/11                       263,013
--------------------------------------------------------------------------------
          530,000   Primedia Inc., 8.00%, 5/15/13                       483,625
--------------------------------------------------------------------------------
        1,495,000   R.H. Donnelley Corp.,
                    6.88%, 1/15/13                                    1,371,662
--------------------------------------------------------------------------------
          750,000   R.H. Donnelley Corp.,
                    6.88%, 1/15/13                                      688,124
--------------------------------------------------------------------------------
          310,000   R.H. Donnelley Corp.,
                    6.88%, 1/15/13                                      284,425
--------------------------------------------------------------------------------
          215,000   R.H. Donnelley Corp.,
                    8.88%, 1/15/16                                      216,613
--------------------------------------------------------------------------------
          552,000   Sinclair Broadcast Group, Inc.,
                    8.00%, 3/15/12                                      562,350
--------------------------------------------------------------------------------
          235,000   Videotron Ltee, 6.38%, 12/15/15                     223,838
--------------------------------------------------------------------------------
                                                                     14,078,147
--------------------------------------------------------------------------------

METALS & MINING -- 0.4%
--------------------------------------------------------------------------------
          539,000   Novelis Inc., 7.25%,
                    2/15/15 (Acquired 1/28/05,
                    Cost $539,000)(1)                                   514,745
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 0.7%
--------------------------------------------------------------------------------
          355,000   Basic Energy Services Inc.,
                    7.13%, 4/15/16 (Acquired
                    4/7/06, Cost $355,000)(1)                           344,350
--------------------------------------------------------------------------------
          665,000   CMS Energy Corp.,
                    7.75%, 8/1/10                                       701,575
--------------------------------------------------------------------------------
                                                                      1,045,925
--------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 1.1%
--------------------------------------------------------------------------------
          695,000   Xerox Corp., 7.63%, 6/15/13                         733,225
--------------------------------------------------------------------------------
          285,000   Xerox Corp., 6.40%, 3/15/16                         285,000
--------------------------------------------------------------------------------
          548,000   Xerox Corp., 7.20%, 4/1/16                          578,140
--------------------------------------------------------------------------------
                                                                      1,596,365
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 10.2%
--------------------------------------------------------------------------------
          840,000   Amerigas Partners L.P.,
                    7.25%, 5/20/15                                      841,050
--------------------------------------------------------------------------------
          375,000   Chesapeake Energy Corp.,
                    7.63%, 7/15/13                                      384,844
--------------------------------------------------------------------------------
          235,000   Chesapeake Energy Corp.,
                    7.50%, 9/15/13                                      239,700
--------------------------------------------------------------------------------
          683,000   Chesapeake Energy Corp.,
                    6.38%, 6/15/15                                      655,680
--------------------------------------------------------------------------------
        1,287,000   Chesapeake Energy Corp.,
                    6.63%, 1/15/16                                    1,248,389
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
21

High-Yield Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

     $  1,125,000   Colorado Interstate Gas Co.,
                    6.80%, 11/15/15                              $    1,139,390
--------------------------------------------------------------------------------
          250,000   Denbury Resources Inc.,
                    7.50%, 12/15/15                                     251,250
--------------------------------------------------------------------------------
          585,000   El Paso Performance-Linked
                    Trust, 7.75%, 7/15/11  (Acquired 7/12/06,
                    Cost $585,000)(1)                                   604,013
--------------------------------------------------------------------------------
          796,000   El Paso Production Holding Co.,
                    7.75%, 6/1/13                                       817,890
--------------------------------------------------------------------------------
          500,000   Kinder Morgan Finance Co.,
                    ULC, 5.35%, 1/5/11                                  486,742
--------------------------------------------------------------------------------
          885,000   Massey Energy Co.,
                    6.88%, 12/15/13                                     805,350
--------------------------------------------------------------------------------
          110,000   Newfield Exploration Co.,
                    6.63%, 9/1/14                                       108,213
--------------------------------------------------------------------------------
          525,000   Newfield Exploration Co.,
                    6.63%, 4/15/16                                      513,188
--------------------------------------------------------------------------------
          871,000   PetroHawk Energy Corp.,
                    9.13%, 7/15/13                                      879,710
--------------------------------------------------------------------------------
          360,000   Pioneer Natural Resources Co.,
                    5.88%, 7/15/16                                      338,907
--------------------------------------------------------------------------------
          429,000   Pogo Producing Co.,
                    7.88%, 5/1/13  (Acquired 6/1/06-6/7/06,
                    Cost $429,784)(1)                                   439,189
--------------------------------------------------------------------------------
          704,000   Range Resources Corp.,
                    6.38%, 3/15/15                                      672,320
--------------------------------------------------------------------------------
          130,000   Range Resources Corp.,
                    7.50%, 5/15/16                                      131,300
--------------------------------------------------------------------------------
          365,000   Ship Finance International Ltd.,
                    8.50%, 12/15/13                                     354,050
--------------------------------------------------------------------------------
          415,000   Sonat Inc., 7.63%, 7/15/11                          427,450
--------------------------------------------------------------------------------
          670,000   Tesoro Corp., 6.63%, 11/1/15                        648,225
--------------------------------------------------------------------------------
          788,000   Whiting Petroleum Corp.,
                    7.25%, 5/1/13                                       776,180
--------------------------------------------------------------------------------
        2,125,000   Williams Companies, Inc.
                    (The), 6.38%, 10/1/10                             2,124,999
--------------------------------------------------------------------------------
                                                                     14,888,029
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
        1,013,000   Abitibi-Consolidated Inc.,
                    7.75%, 6/15/11                                      931,960
--------------------------------------------------------------------------------
          385,000   Bowater Canada Finance,
                    7.95%, 11/15/11                                     369,600
--------------------------------------------------------------------------------
          352,000   Cascades Inc., 7.25%, 2/15/13                       344,960
--------------------------------------------------------------------------------
          525,000   Georgia-Pacific Corp.,
                    8.13%, 5/15/11                                      540,750
--------------------------------------------------------------------------------
          140,000   Georgia-Pacific Corp.,
                    7.70%, 6/15/15                                      140,000
--------------------------------------------------------------------------------
                                                                      2,327,270
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.3%
--------------------------------------------------------------------------------
          505,000   Omnicare Inc., 6.75%, 12/15/13                      493,638
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 3.8%
--------------------------------------------------------------------------------
     $  1,605,000   Host Marriott L.P.,
                    7.13%, 11/1/13                               $    1,633,087
--------------------------------------------------------------------------------
          425,000   Omega Healthcare
                    Investors, Inc., 7.00%, 4/1/14                      422,875
--------------------------------------------------------------------------------
          140,000   Omega Healthcare
                    Investors, Inc., 7.00%, 1/15/16                     138,600
--------------------------------------------------------------------------------
          665,000   Rouse Co. (The),
                    7.20%, 9/15/12                                      683,432
--------------------------------------------------------------------------------
          602,000   Rouse Co. L.P./TRC
                    Co-Issuer Inc., 6.75%,
                    5/1/13 (Acquired 5/2/06,
                    Cost $600,122)(1)                                   604,620
--------------------------------------------------------------------------------
          384,000   Senior Housing Properties
                    Trust, 8.63%, 1/15/12                               414,240
--------------------------------------------------------------------------------
          580,000   Trustreet Properties Inc.,
                    7.50%, 4/1/15                                       578,550
--------------------------------------------------------------------------------
          425,000   Ventas Realty L.P./Ventas
                    Capital Corp., 6.75%, 6/1/10                        434,563
--------------------------------------------------------------------------------
          400,000   Ventas Realty L.P./Ventas
                    Capital Corp., 9.00%, 5/1/12                        448,000
--------------------------------------------------------------------------------
          170,000   Ventas Realty L.P./Ventas
                    Capital Corp., 6.50%, 6/1/16                        169,788
--------------------------------------------------------------------------------
                                                                      5,527,755
--------------------------------------------------------------------------------

ROAD & RAIL -- 1.2%
--------------------------------------------------------------------------------
           83,000   Grupo Transportacion
                    Ferroviaria Mexicana SA
                    de CV, 9.38%, 5/1/12                                 88,395
--------------------------------------------------------------------------------
          800,000   Grupo Transportacion
                    Ferroviaria Mexicana SA
                    de CV, 12.50%, 6/15/12                              884,000
--------------------------------------------------------------------------------
          785,000   Hertz Corp., 8.88%, 1/1/14
                    (Acquired 12/15/05,
                    Cost $785,000)(1)                                   826,213
--------------------------------------------------------------------------------
                                                                      1,798,608
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
          432,000   STATS ChipPAC Ltd.,
                    6.75%, 11/15/11                                     416,880
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 1.9%
--------------------------------------------------------------------------------
          655,000   GSC Holdings Corp.,
                    8.00%, 10/1/12                                      677,925
--------------------------------------------------------------------------------
          315,000   Rent-A-Center Inc.,
                    7.50%, 5/1/10                                       318,150
--------------------------------------------------------------------------------
          740,000   Simmons Bedding Co.,
                    7.88%, 1/15/14                                      721,500
--------------------------------------------------------------------------------
          485,000   Visant Corp., 7.63%, 10/1/12                        489,850
--------------------------------------------------------------------------------
          530,000   Warnaco Inc., 8.88%, 6/15/13                        551,200
--------------------------------------------------------------------------------
                                                                      2,758,625
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
22

High-Yield Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 2.3%
--------------------------------------------------------------------------------
     $    520,000   Invista, 9.25%, 5/1/12                       $      552,500
--------------------------------------------------------------------------------
          525,000   Levi Strauss & Co., VRN,
                    10.26%, 10/1/06, resets
                    quarterly off the 3-month
                    LIBOR plus 4.75% with no caps                       543,375
--------------------------------------------------------------------------------
        1,047,000   Oxford Industries, Inc.,
                    8.88%, 6/1/11                                     1,073,175
--------------------------------------------------------------------------------
          412,000   Phillips-Van Heusen,
                    7.25%, 2/15/11                                      418,180
--------------------------------------------------------------------------------
          682,000   Samsonite Corp., 8.88%, 6/1/11                      717,805
--------------------------------------------------------------------------------
                                                                      3,305,035
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 0.5%
--------------------------------------------------------------------------------
          764,000   Residential Capital Corp., VRN,
                    7.34%, 10/17/06, resets
                    quarterly off the 3-month LIBOR
                    plus 1.83% with no caps
                    (Acquired 4/11/06,
                    Cost $764,000)(1)                                   767,968
--------------------------------------------------------------------------------

TOBACCO -- 1.3%
--------------------------------------------------------------------------------
        1,220,000   Reynolds American Inc.,
                    7.25%, 6/1/13 (Acquired
                    5/18/06, Cost $1,211,179)(1)                      1,261,514
--------------------------------------------------------------------------------
          630,000   Reynolds American Inc.,
                    7.63%, 6/1/16 (Acquired
                    5/18/06, Cost $627,089)(1)                          656,655
--------------------------------------------------------------------------------
                                                                      1,918,169
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS -- 0.9%
--------------------------------------------------------------------------------
        1,368,000   United Rentals North
                    America, Inc., 6.50%, 2/15/12                     1,326,960
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE -- 0.5%
--------------------------------------------------------------------------------
          682,000   OMI Corp., 7.63%, 12/1/13                           692,230
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
SERVICES -- 1.9%
--------------------------------------------------------------------------------
          620,000   Nextel Communications Inc.,
                    6.88%, 10/31/13                                     631,793
--------------------------------------------------------------------------------
          530,000   Rogers Cable Inc.,
                    7.88%, 5/1/12                                       568,425
--------------------------------------------------------------------------------

Principal Amount/Shares                                               Value
--------------------------------------------------------------------------------

     $    304,000   Rogers Cable Inc.,
                    6.25%, 6/15/13                               $      301,720
--------------------------------------------------------------------------------
          274,000   Rogers Wireless Inc.,
                    7.25%, 12/15/12                                     288,043
--------------------------------------------------------------------------------
          542,000   Rogers Wireless Inc.,
                    8.00%, 12/15/12                                     578,585
--------------------------------------------------------------------------------
          380,000   Rogers Wireless Inc.,
                    6.38%, 3/1/14                                       380,475
--------------------------------------------------------------------------------
                                                                      2,749,041
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
(Cost $133,263,899)                                                 133,921,736
--------------------------------------------------------------------------------

COMMERCIAL PAPER(3) -- 6.2%
--------------------------------------------------------------------------------
        3,000,000   Bryant Park Funding, LLC,
                    5.26%, 10/25/06                                   2,989,785
--------------------------------------------------------------------------------
        2,500,000   Morgan Stanley, 5.26%, 10/5/06                    2,498,895
--------------------------------------------------------------------------------
          600,000   Rabobank USA Financial Corp.,
                    5.35%, 10/2/06                                      600,000
--------------------------------------------------------------------------------
        3,000,000   Windmill Funding Corp.,
                    5.25%, 10/25/06(4)                                2,989,824
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost $9,077,430)                                                     9,078,504
--------------------------------------------------------------------------------

COMMON STOCKS(5)

HOTELS, RESTAURANTS & LEISURE(5)
--------------------------------------------------------------------------------
            1,786   Shreveport Gaming
                    Holdings Inc.(6)
(Cost $32,476)                                                           31,755
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 98.3%
(Cost $142,373,805)                                                 143,031,995
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- 1.7%                                               2,509,804
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $145,541,799
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2006.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2006 was
    $18,376,175, which represented 12.6% of total net assets. None of the restricted securities were considered illiquid.

(2) When-issued security.

(3) The rate indicated is the yield to maturity at purchase.

(4) Security, or a portion thereof, has been segregated for a when-issued security.

(5) Category is less than 0.05% of total net assets.

(6) Non-income producing.

See Notes to Financial Statements.

------
23

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
24

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------
                                                              EXPENSES PAID
                              BEGINNING         ENDING       DURING PERIOD(1)   ANNUALIZED
                             ACCOUNT VALUE   ACCOUNT VALUE       4/1/06 -        EXPENSE
                                4/1/06          9/30/06           9/30/06        RATIO(1)
------------------------------------------------------------------------------------------
SELECT BOND SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------------
ACTUAL
------------------------------------------------------------------------------------------
Investor Class                  $1,000        $1,032.70(2)         $3.11(3)        0.62%
------------------------------------------------------------------------------------------
Institutional Class             $1,000        $1,033.70(2)         $2.11(3)        0.42%
------------------------------------------------------------------------------------------
A Class (after waiver)(4)       $1,000        $1,031.90            $4.33           0.85%
------------------------------------------------------------------------------------------
A Class (before waiver)         $1,000        $1,031.90(5)         $4.43           0.87%
------------------------------------------------------------------------------------------
B Class (after waiver)(4)       $1,000        $1,028.60            $7.63           1.50%
------------------------------------------------------------------------------------------
B Class (before waiver)         $1,000        $1,028.60(5)         $8.24           1.62%
------------------------------------------------------------------------------------------
C Class                         $1,000        $1,027.60(2)         $8.10(3)        1.62%
------------------------------------------------------------------------------------------
R Class                         $1,000        $1,030.20(2)         $5.61(3)        1.12%
------------------------------------------------------------------------------------------
HYPOTHETICAL
------------------------------------------------------------------------------------------
Investor Class                  $1,000        $1,021.96(6)         $3.14(6)        0.62%
------------------------------------------------------------------------------------------
Institutional Class             $1,000        $1,022.96(6)         $2.13(6)        0.42%
------------------------------------------------------------------------------------------
A Class (after waiver)(4)       $1,000        $1,020.81            $4.31           0.85%
------------------------------------------------------------------------------------------
A Class (before waiver)         $1,000        $1,020.71            $4.41           0.87%
------------------------------------------------------------------------------------------
B Class (after waiver)(4)       $1,000        $1,017.55            $7.59           1.50%
------------------------------------------------------------------------------------------
B Class (before waiver)         $1,000        $1,016.95            $8.19           1.62%
------------------------------------------------------------------------------------------
C Class                         $1,000        $1,016.95(6)         $8.19(6)        1.62%
------------------------------------------------------------------------------------------
R Class                         $1,000        $1,019.45(6)         $5.67(6)        1.12%
------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from April 3, 2006
    (commencement of sale) through September 30, 2006.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 180, the number of days in the period from April 3, 2006
    (commencement of sale) through September 30, 2006, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) During the six months ended September 30, 2006, the class received a partial waiver of its distribution and service fees.

(5) Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and may have resulted in a lower ending account value.

(6) Ending account value and expenses paid during period assumes the class had been available throughout the entire fiscal half-year period and are calculated using the class's annualized expense ratio listed in the table above.

(continued)

------
25

Shareholder Fee Examples (Unaudited)
---------------------------------------------------------------------------------------------------------
                                                                             EXPENSES PAID
                                           BEGINNING          ENDING        DURING PERIOD(1)   ANNUALIZED
                                          ACCOUNT VALUE    ACCOUNT VALUE        4/1/06 -        EXPENSE
                                             4/1/06           9/30/06            9/30/06        RATIO(1)
---------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND SHAREHOLDER FEE EXAMPLE
---------------------------------------------------------------------------------------------------------
ACTUAL
---------------------------------------------------------------------------------------------------------
Investor Class (after waiver)(2)             $1,000        $1,032.00(3)          $3.91(4)        0.78%
---------------------------------------------------------------------------------------------------------
Investor Class (before waiver)               $1,000        $1,032.00(3)(5)       $4.36(4)        0.87%
---------------------------------------------------------------------------------------------------------
Institutional Class (after waiver)(2)        $1,000        $1,033.00(3)          $2.91(4)        0.58%
---------------------------------------------------------------------------------------------------------
Institutional Class (before waiver)          $1,000        $1,033.00(3)(5)       $3.36(4)        0.67%
---------------------------------------------------------------------------------------------------------
A Class (after waiver)(6)                    $1,000        $1,035.70             $5.26           1.03%
---------------------------------------------------------------------------------------------------------
A Class (before waiver)                      $1,000        $1,035.70(5)          $5.72           1.12%
---------------------------------------------------------------------------------------------------------
B Class (after waiver)(6)                    $1,000        $1,033.30             $9.07           1.78%
---------------------------------------------------------------------------------------------------------
B Class (before waiver)                      $1,000        $1,033.30(5)          $9.53           1.87%
---------------------------------------------------------------------------------------------------------
C Class (after waiver)(2)                    $1,000        $1,026.90(3)          $8.90(4)        1.78%
---------------------------------------------------------------------------------------------------------
C Class (before waiver)                      $1,000        $1,026.90(3)(5)       $9.35(4)        1.87%
---------------------------------------------------------------------------------------------------------
R Class (after waiver)(2)                    $1,000        $1,029.50(3)          $6.41(4)        1.28%
---------------------------------------------------------------------------------------------------------
R Class (before waiver)                      $1,000        $1,029.50(3)(5)       $6.86(4)        1.37%
---------------------------------------------------------------------------------------------------------
HYPOTHETICAL
---------------------------------------------------------------------------------------------------------
Investor Class (after waiver)(2)             $1,000        $1,021.16(7)          $3.95(7)        0.78%
---------------------------------------------------------------------------------------------------------
Investor Class (before waiver)               $1,000        $1,020.71(7)          $4.41(7)        0.87%
---------------------------------------------------------------------------------------------------------
Institutional Class (after waiver)(2)        $1,000        $1,022.16(7)          $2.94(7)        0.58%
---------------------------------------------------------------------------------------------------------
Institutional Class (before waiver)          $1,000        $1,021.71(7)          $3.40(7)        0.67%
---------------------------------------------------------------------------------------------------------
A Class (after waiver)(6)                    $1,000        $1,019.90             $5.22           1.03%
---------------------------------------------------------------------------------------------------------
A Class (before waiver)                      $1,000        $1,019.45             $5.67           1.12%
---------------------------------------------------------------------------------------------------------
B Class (after waiver)(6)                    $1,000        $1,016.14             $9.00           1.78%
---------------------------------------------------------------------------------------------------------
B Class (before waiver)                      $1,000        $1,015.69             $9.45           1.87%
---------------------------------------------------------------------------------------------------------
C Class (after waiver)(2)                    $1,000        $1,016.14(7)          $9.00(7)        1.78%
---------------------------------------------------------------------------------------------------------
C Class (before waiver)                      $1,000        $1,015.69(7)          $9.45(7)        1.87%
---------------------------------------------------------------------------------------------------------
R Class (after waiver)(2)                    $1,000        $1,018.65(7)          $6.48(7)        1.28%
---------------------------------------------------------------------------------------------------------
R Class (before waiver)                      $1,000        $1,018.20(7)          $6.93(7)        1.37%
---------------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the period April 3, 2006 (commencement of sale) through September
    30, 2006, the investment advisor waived a portion of the class's management fees.

(3) Ending account value based on actual return from April 3, 2006
    (commencement of sale) through September 30, 2006.

(4) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 180, the number of days in the period from April 3, 2006
    (commencement of sale) through September 30, 2006, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5) Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and may have resulted in a lower ending account value.

(6) During the six months ended September 30, 2006, the investment advisor waived a portion of the class's management fees.

(7) Ending account value and expenses paid during period assumes the class had been available throughout the entire fiscal half-year period and are calculated using the class's annualized expense ratio listed in the table above.

------
26

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   SELECT BOND   HIGH-YIELD BOND
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities,
at value (cost of $118,537,340
and $142,373,805, respectively)                    $117,747,769    $143,031,995
---------------------------------------------
Cash                                                     27,793         142,120
---------------------------------------------
Receivable for investments sold                       1,497,857       1,808,725
---------------------------------------------
Receivable for capital shares sold                       21,411           1,649
---------------------------------------------
Receivable for variation margin
on futures contracts                                      7,959              --
---------------------------------------------
Interest receivable                                     955,734       2,895,513
--------------------------------------------------------------------------------
                                                    120,258,523     147,880,002
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                     3,712,849       2,078,855
---------------------------------------------
Payable for capital shares redeemed                     165,043         175,303
---------------------------------------------
Accrued management fees                                  53,425          74,795
---------------------------------------------
Distribution fees payable                                 5,446           2,366
---------------------------------------------
Service fees (and distribution
fees -- A Class) payable                                 15,069           5,242
---------------------------------------------
Dividends payable                                        11,205           1,642
--------------------------------------------------------------------------------
                                                      3,963,037       2,338,203
--------------------------------------------------------------------------------

NET ASSETS                                         $116,295,486    $145,541,799
================================================================================

See Notes to Financial Statements.                                   (continued)

------
27

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   SELECT BOND   HIGH-YIELD BOND
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                    $125,590,433    $153,105,733
---------------------------------------------
Accumulated net investment loss                        (192,228)        (89,650)
---------------------------------------------
Accumulated net realized loss
on investment transactions                           (8,242,423)     (8,132,474)
---------------------------------------------
Net unrealized appreciation
(depreciation) on investments                          (860,296)        658,190
--------------------------------------------------------------------------------
                                                   $116,295,486    $145,541,799
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                              $26,718         $25,699
---------------------------------------------
Shares outstanding                                        2,840           3,666
---------------------------------------------
Net asset value per share                                 $9.41           $7.01
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                          $33,012,533    $120,215,567
---------------------------------------------
Shares outstanding                                    3,508,672      17,147,083
---------------------------------------------
Net asset value per share                                 $9.41           $7.01
--------------------------------------------------------------------------------

A CLASS
--------------------------------------------------------------------------------
Net assets                                          $74,332,009     $21,481,187
---------------------------------------------
Shares outstanding                                    7,900,230       3,063,997
---------------------------------------------
Net asset value per share                                 $9.41           $7.01
---------------------------------------------
Maximum offering price
(net asset value divided by 0.955)                        $9.85           $7.34
--------------------------------------------------------------------------------

B CLASS
--------------------------------------------------------------------------------
Net assets                                           $8,810,062      $3,722,576
---------------------------------------------
Shares outstanding                                      936,481         531,276
---------------------------------------------
Net asset value per share                                 $9.41           $7.01
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                                              $88,410         $71,134
---------------------------------------------
Shares outstanding                                        9,395          10,145
---------------------------------------------
Net asset value per share                                 $9.41           $7.01
--------------------------------------------------------------------------------

R CLASS
--------------------------------------------------------------------------------
Net assets                                              $25,754         $25,636
---------------------------------------------
Shares outstanding                                        2,737           3,657
---------------------------------------------
Net asset value per share                                 $9.41           $7.01
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
28

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   SELECT BOND   HIGH-YIELD BOND
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
------------------------------------
Interest                                           $ 3,333,163      $5,390,043
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------
Management fees                                        341,271         507,119
------------------------------------
Distribution fees:
------------------------------------
  B Class                                               33,897          14,845
------------------------------------
  C Class                                                  104             178
------------------------------------
Service fees:
------------------------------------
  B Class                                               11,299           4,948
------------------------------------
  C Class                                                   35              59
------------------------------------
Distribution and service fees:
------------------------------------
  A Class                                              100,823          31,972
------------------------------------
  R Class                                                   62              62
------------------------------------
Trustees' fees and expenses                              1,744           2,045
------------------------------------
Other expenses                                           1,316             382
--------------------------------------------------------------------------------
                                                       490,551         561,610
------------------------------------
Amount waived                                          (13,489)        (62,397)
--------------------------------------------------------------------------------
                                                       477,062         499,213
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                         2,856,101       4,890,830
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
------------------------------------
Investment and foreign currency transactions        (2,248,818)       (633,070)
------------------------------------
Futures transactions                                   140,102              --
--------------------------------------------------------------------------------
                                                    (2,108,716)       (633,070)
--------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
------------------------------------
Investments and translation of assets
and liabilities in foreign currencies                3,068,878       1,109,989
------------------------------------
Futures                                               (162,318)             --
--------------------------------------------------------------------------------
                                                     2,906,560       1,109,989
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                797,844         476,919
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                          $ 3,653,945      $5,367,749
================================================================================

See Notes to Financial Statements.

------
29

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED) AND YEAR ENDED MARCH 31, 2006
------------------------------------------------------------------------------------------------------------
                                                        SELECT BOND                  HIGH-YIELD BOND
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS             SEPT. 30, 2006  MARCH 31, 2006  SEPT. 30, 2006  MARCH 31, 2006
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   $  2,856,101    $  7,380,295    $  4,890,830    $  9,859,652
-------------------------------------------
Net realized gain (loss)                         (2,108,716)     (4,467,337)       (633,070)     (3,067,724)
-------------------------------------------
Change in net unrealized
appreciation (depreciation)                       2,906,560         107,551       1,109,989        (203,372)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         3,653,945       3,020,509       5,367,749       6,588,556
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
From net investment income:
-------------------------------------------
  Investor Class                                       (599)             --            (827)             --
-------------------------------------------
  Institutional Class                              (789,986)             --      (3,952,230)             --
-------------------------------------------
  A Class                                        (1,849,675)     (7,506,310)       (823,119)     (9,895,183)
-------------------------------------------
  B Class                                          (177,683)       (317,474)       (112,557)       (274,427)
-------------------------------------------
  C Class                                              (536)        (67,368)         (1,334)        (27,679)
-------------------------------------------
  R Class                                              (534)             --            (765)             --
------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions        (2,819,013)     (7,891,152)     (4,890,832)    (10,197,289)
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                 (16,993,334)    (70,178,940)     (1,223,264)    (12,651,620)
------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           (16,158,402)    (75,049,583)       (746,347)    (16,260,353)

NET ASSETS
------------------------------------------------------------------------------------------------------------
Beginning of period                             132,453,888     207,503,471     146,288,146     162,548,499
------------------------------------------------------------------------------------------------------------
End of period                                  $116,295,486    $132,453,888    $145,541,799    $146,288,146
============================================================================================================

Accumulated net investment loss                   $(192,228)      $(193,145)       $(89,650)       $(89,648)
============================================================================================================

See Notes to Financial Statements.

------
30

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. American Century-Mason Street Select Bond Fund
(Select Bond) and American Century-Mason Street High-Yield Bond Fund (High-Yield
Bond) (the funds) (See Note 7) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act. Select Bond's investment objective is to seek high income and capital appreciation, consistent with capital preservation. Select Bond invests primarily in investment-grade debt securities with maturities exceeding one year. High-Yield Bond's investment objective is to seek high current income and capital appreciation. High-Yield
Bond invests primarily in non-investment-grade debt securities, which are subject to greater credit risk and consequently offer higher yields. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the A Class, the B Class, the C Class and the R Class. The
A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the funds' Investor Class, Institutional Class, C Class and R Class commenced on
April 3, 2006.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to fair value a security such as: a security has been declared in default; or trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin)

(continued)

------
31

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss)
on futures transactions and unrealized appreciation (depreciation) on futures, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
32

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category
Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the
American Century family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100% for Select Bond and from 0.5425% to 0.6600% for
High-Yield Bond. The rates for the Complex Fee (Investor Class, A Class, B
Class, C Class and R Class) range from 0.2500% to 0.3100%. The Institutional
Class is 0.2000% less at each point within the Complex Fee range. For the period from April 1, 2006 through July 31, 2006, ACIM voluntarily agreed to waive
0.095% of its management fee for High-Yield Bond. Effective August 1, 2006, ACIM
voluntarily agreed to waive 0.071% of its management fee for High-Yield Bond.
The total amount of the waiver for the six months ended September 30, 2006, was
$10, $49,346, $11,283, $1,728, $20 and $10 for the Investor Class, Institutional
Class, A Class, B Class, C Class and R Class, respectively. The fee waiver may be revised or terminated at any time without notice.

The effective annual management fee for each class of each fund for the six months ended September 30, 2006, was as follows:

--------------------------------------------------------------------------------
                                              INVESTOR,
                                             A, B, C & R       INSTITUTIONAL
--------------------------------------------------------------------------------
Select Bond                                     0.62%              0.42%
--------------------------------------------------------------------------------
High-Yield Bond (before waiver)                 0.87%              0.67%
--------------------------------------------------------------------------------
High-Yield Bond (after waiver)                  0.78%              0.58%
--------------------------------------------------------------------------------

ACIM has entered into a Subadvisory Agreement with Mason Street Advisors LLC
(Mason Street) on behalf of the funds. The subadvisor makes investment decisions for the funds in accordance with the funds' investment objectives, policies, and restrictions under the supervision of ACIM and the Board of Trustees. ACIM pays all costs associated with retaining Mason Street as the subadvisor of the funds.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule
12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay
American Century Investment Services, Inc. (ACIS) an annual distribution fee and service fee of 0.75% and 0.25%, respectively. The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25%
for the A Class and 0.50% for the R Class. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A Class, B Class, C Class and R
Class shares. ACIM has agreed to voluntarily waive a portion of its distribution and service fees through March 31, 2008, by 0.02% and 0.12% for the A Class and
B Class, respectively, of Select Bond. The total amount of the waiver for the six months ended September 30, 2006, was $8,066 and $5,423 for the A Class and B
Class, respectively. Fees incurred under the plans during the six months ended
September 30, 2006, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC.

JPMorgan Chase Bank is a custodian of the funds and a wholly owned subsidiary of
J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

(continued)

------
33

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2006, were as follows:

--------------------------------------------------------------------------------
                                                   SELECT BOND  HIGH-YIELD BOND
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
U.S. Treasury & Government Agency Obligations      $79,838,528             --
--------------------------------------------------------------------------------
Investment securities other than U.S. Treasury
& Government Agency Obligations                    $22,382,571    $48,061,749
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
U.S. Treasury & Government Agency Obligations      $88,867,659             --
--------------------------------------------------------------------------------
Investment securities other than U.S. Treasury
& Government Agency Obligations                    $28,333,167    $52,942,005
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

-------------------------------------------------------------------------------------------------------
                                                      SELECT BOND                 HIGH-YIELD BOND
-------------------------------------------------------------------------------------------------------
                                                 SHARES         AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------------------------------
PERIOD ENDED SEPTEMBER 30, 2006(1)
------------------------------------------
Sold                                               2,775         $25,894         3,546         $25,000
------------------------------------------
Issued in reinvestment of distributions               65             599           120             827
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                            2,840         $26,493         3,666         $25,827
=======================================================================================================

INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------
PERIOD ENDED SEPTEMBER 30, 2006(1)
------------------------------------------
Sold                                           3,423,279     $31,952,772    16,575,523    $116,356,268
------------------------------------------
Issued in reinvestment of distributions           85,393         789,986       571,560       3,952,230
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                        3,508,672     $32,742,758    17,147,083    $120,308,498
=======================================================================================================

A CLASS
-------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
------------------------------------------
Sold                                             870,351    $  8,089,672       375,185   $   2,616,252
------------------------------------------
Issued in reinvestment of distributions          179,928       1,674,985        83,683         603,027
------------------------------------------
Redeemed                                      (6,341,207)    (58,993,034)  (17,724,359)   (124,350,255)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                       (5,290,928)   $(49,228,377)  (17,265,491)  $(121,130,976)
=======================================================================================================
YEAR ENDED MARCH 31, 2006
------------------------------------------
Sold                                           4,874,382   $  46,966,237       839,989    $  5,904,266
------------------------------------------
Issued in reinvestment of distributions          737,390       7,047,017     1,337,933       9,395,137
------------------------------------------
Redeemed                                     (13,112,351)   (124,042,033)   (3,924,491)    (27,331,381)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                       (7,500,579)  $ (70,028,779)   (1,746,569)   $(12,031,978)
=======================================================================================================

(1) April 3, 2006 (commencement of sale) through September 30, 2006.

(continued)

------
34

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-------------------------------------------------------------------------------------------------------
                                                      SELECT BOND                 HIGH-YIELD BOND
-------------------------------------------------------------------------------------------------------
                                                 SHARES         AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------
B CLASS
-------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
------------------------------------------
Sold                                              14,500       $ 135,460        16,992       $ 116,845
------------------------------------------
Issued in reinvestment of distributions           16,334         151,740        13,182          91,631
------------------------------------------
Redeemed                                        (100,719)       (933,560)     (104,781)       (729,596)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                          (69,885)      $(646,360)      (74,607)      $(521,120)
=======================================================================================================
YEAR ENDED MARCH 31, 2006
------------------------------------------
Sold                                             126,300     $ 1,204,767        33,194     $   233,387
------------------------------------------
Issued in reinvestment of distributions           28,159         268,789        32,661         229,202
------------------------------------------
Redeemed                                        (195,688)     (1,866,380)     (164,718)     (1,153,601)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                          (41,229)    $  (392,824)      (98,863)    $  (691,012)
=======================================================================================================

C CLASS
-------------------------------------------------------------------------------------------------------
PERIOD ENDED SEPTEMBER 30, 2006(1)
------------------------------------------
Sold                                               9,337         $86,082         9,951         $67,408
------------------------------------------
Issued in reinvestment of distributions               58             536           194           1,334
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                            9,395         $86,618        10,145         $68,742
=======================================================================================================

C CLASS -- ACQUIRED FUND (SEE NOTE 7)
-------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
------------------------------------------
Sold                                              73,088       $ 703,421        24,422       $ 171,671
------------------------------------------
Issued in reinvestment of distributions            6,755          64,456         3,794          26,612
------------------------------------------
Redeemed                                         (55,129)       (525,214)      (18,175)       (126,913)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                           24,714       $ 242,663        10,041       $  71,370
=======================================================================================================

R CLASS
-------------------------------------------------------------------------------------------------------
PERIOD ENDED SEPTEMBER 30, 2006(1)
------------------------------------------
Sold                                               2,679         $25,000         3,546         $25,000
------------------------------------------
Issued in reinvestment of distributions               58             534           111             765
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                            2,737         $25,534         3,657         $25,765
=======================================================================================================

(1) April 3, 2006 (commencement of sale) through September 30, 2006.

5. RISK FACTORS

High-Yield Bond invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

(continued)

------
35

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Reclassifications between income and realized gain in Select Bond relate primarily to the character of paydown losses.

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                                  SELECT BOND   HIGH-YIELD BOND
--------------------------------------------------------------------------------
Federal tax cost of investments                  $118,696,592     $142,373,805
================================================================================
Gross tax appreciation of investments             $   916,786      $ 2,186,629
--------------------------------------------
Gross tax depreciation of investments              (1,865,609)      (1,528,439)
--------------------------------------------------------------------------------
Net tax appreciation
(depreciation) of investments                     $  (948,823)     $   658,190
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of March 31, 2006:

--------------------------------------------------------------------------------
                                                  SELECT BOND   HIGH-YIELD BOND
--------------------------------------------------------------------------------
Accumulated capital losses                         $4,179,415      $6,224,444
--------------------------------------------
Capital loss deferrals                             $1,815,845      $1,322,006
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                             2011          2012         2013            2014
--------------------------------------------------------------------------------
Select Bond                       --         --       $244,518       $3,934,897
--------------------------------------------------------------------------------
High-Yield Bond           $4,168,083         --             --       $2,056,361
--------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2006. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

(continued)

------
36

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

7. REORGANIZATION PLAN

As of the close of business on March 31, 2006, Select Bond and High-Yield Bond acquired all of the net assets of two funds issued by Mason Street Funds, Inc.,
Mason Street Select Bond Fund (Mason Street Select) and Mason Street High Yield
Bond Fund (Mason Street High Yield), respectively, pursuant to a plan of reorganization approved by the acquired funds' shareholders on March 23, 2006.
The surviving funds for the purposes of maintaining the financial statements and performance history in the post-reorganization period are Mason Street Select and Mason Street High Yield.

Prior to the reorganization, Mason Street Select and Mason Street High Yield had
A Class, B Class and C Class shares. At the close of business and as a result of the reorganization, A Class shares and B Class shares of the acquired funds were converted to A Class shares and B Class shares, respectively, of the surviving funds. C Class shares of the acquired funds were converted to A Class shares of the surviving funds.

A Class, B Class and C Class net assets of Mason Street Select before the reorganization were $121,068,940, $9,387,851 and $1,997,097, respectively.
Immediately after the reorganization, A Class, B Class and C Class net assets of
Select Bond were $123,066,037, $9,387,851 and $-, respectively.

A Class, B Class and C Class net assets of Mason Street High Yield before the reorganization were $141,592,864, $4,231,440 and $463,842, respectively.
Immediately after the reorganization, A Class, B Class and C Class net assets of
High-Yield Bond were $142,056,706, $4,231,440 and $-, respectively.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------
37

Select Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                      INVESTOR
                                                                        CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $9.33
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------
  Net Investment Income(2)                                               0.22
-----------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.08
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.30
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------
  From Net Investment Income                                            (0.22)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $9.41
================================================================================
  TOTAL RETURN(3)                                                        3.27%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.62%(4)
-----------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  4.81%(4)
-----------------------------------------------------------
Portfolio Turnover Rate                                                    91%
-----------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $27
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
38

Select Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $9.33
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------
  Net Investment Income(2)                                              0.23
--------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                               0.08
--------------------------------------------------------------------------------
  Total From Investment Operations                                      0.31
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------
  From Net Investment Income                                           (0.23)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $9.41
================================================================================
  TOTAL RETURN(3)                                                       3.37%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                    0.42%(4)
--------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                 5.01%(4)
--------------------------------------------------------------
Portfolio Turnover Rate                                                   91%
--------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $33,013
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
39

Select Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------------
                                                                      A CLASS
------------------------------------------------------------------------------------------------------------
                                           2006(1)     2006       2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $9.33       $9.56     $10.01       $9.98       $9.50       $9.69
------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income                     0.21(2)     0.35(2)    0.32(2)     0.31(2)     0.41(2)     0.49
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                               0.08       (0.21)     (0.34)       0.32        0.82        0.05
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.29        0.14      (0.02)       0.63        1.23        0.54
------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income               (0.21)      (0.37)     (0.36)      (0.36)      (0.45)      (0.49)
-----------------------------------
  From Net Realized Gains                     --          --      (0.07)      (0.24)      (0.30)      (0.24)
------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.21)      (0.37)     (0.43)      (0.60)      (0.75)      (0.73)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $9.41       $9.33      $9.56      $10.01       $9.98       $9.50
============================================================================================================
  TOTAL RETURN(3)                           3.19%       1.47%     (0.27)%      6.50%      13.19%       5.76%

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.85%(4)(5)    0.85%(6)    0.85%(6)   0.85%(6)    0.85%(6)    0.85%(6)
-----------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                  0.87%(4)       0.86%       0.88%      0.93%       0.96%       1.04%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                 4.65%(4)(5)    3.66%(6)    3.29%(6)   3.08%(6)    4.13%(6)    4.97%(6)
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)                  4.63%(4)       3.65%       3.26%      3.00%       4.02%       4.78%
-----------------------------------
Portfolio Turnover Rate                       91%     251%(7)        233%       168%        214%        129%
-----------------------------------
Net Assets, End of Period
(in thousands)                            $74,332    $121,069    $195,684   $146,431    $107,953     $64,073
------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) During the six months ended September 30, 2006, the distributor voluntarily waived a portion of its distribution and service fees.

(6) The investment advisor voluntarily agreed to waive fees and absorb certain operating expenses.

(7) Portfolio turnover rate excludes the impact of mortgage dollar roll transactions.

See Notes to Financial Statements.

------
40

Select Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------------------
                                                                     B CLASS
---------------------------------------------------------------------------------------------------------------
                                           2006(1)     2006          2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $9.33       $9.56        $10.01       $9.98       $9.50       $9.69
---------------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income                     0.18(2)     0.29(2)       0.25(2)     0.24(2)     0.34(2)     0.43
------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                               0.08       (0.21)        (0.35)       0.33        0.82        0.05
---------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.26        0.08         (0.10)       0.57        1.16        0.48
---------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income               (0.18)      (0.31)        (0.29)      (0.30)      (0.38)      (0.43)
------------------------------------
  From Net Realized Gains                     --          --         (0.06)      (0.24)      (0.30)      (0.24)
---------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.18)      (0.31)        (0.35)      (0.54)      (0.68)      (0.67)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $9.41       $9.33         $9.56      $10.01       $9.98       $9.50
===============================================================================================================
  TOTAL RETURN(3)                           2.86%       0.82%        (0.91)%      5.80%      12.46%       5.08%

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.50%(4)    1.50%(6)       1.50%(6)   1.50%(6)    1.50%(6)    1.50%(6)
------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)               1.62%(4)(5)       1.54%          1.55%      1.57%       1.61%       1.69%
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    4.00%(4)    2.99%(6)       2.64%(6)   2.44%(6)    3.41%(6)    4.32%(6)
------------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)               3.88%(4)(5)       2.95%          2.59%      2.37%       3.30%       4.13%
------------------------------------
Portfolio Turnover Rate                       91%     251%(7)           233%       168%        214%        129%
------------------------------------
Net Assets, End of Period
(in thousands)                             $8,810      $9,388        $10,010    $11,353     $10,082      $4,518
---------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) During the six months ended September 30, 2006, the distributor voluntarily waived a portion of its distribution and service fees.

(6) The investment advisor voluntarily agreed to waive fees and absorb certain operating expenses.

(7) Portfolio turnover rate excludes the impact of mortgage dollar roll transactions.

See Notes to Financial Statements.

------
41

Select Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       C CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $9.33
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
  Net Investment Income(2)                                               0.17
-------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.08
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.25
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------
  From Net Investment Income                                            (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $9.41
================================================================================
  TOTAL RETURN(3)                                                        2.76%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.62%(4)
-------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  3.81%(4)
-------------------------------------------------------------
Portfolio Turnover Rate                                                    91%
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $88
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
42

Select Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $9.33
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
  Net Investment Income(2)                                               0.20
------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.08
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.28
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------
  From Net Investment Income                                            (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $9.41
================================================================================
  TOTAL RETURN(3)                                                        3.02%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.12%(4)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  4.31%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                    91%
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $26
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
43

High-Yield Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                      INVESTOR
                                                                        CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $7.02
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
  Net Investment Income                                                  0.23
-------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                               (0.01)
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.22
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------
  From Net Investment Income                                            (0.23)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $7.01
================================================================================
  TOTAL RETURN(2)                                                        3.20%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                              0.78%(3)(4)
-------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets (Before Expense Waiver)                         0.87%(3)
-------------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                              6.76%(3)(4)
-------------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets (Before Expense Waiver)                         6.67%(3)
-------------------------------------------------------------
Portfolio Turnover Rate                                                    36%
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $26
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through September 30, 2006 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Effective April 3, 2006, the investment advisor voluntarily agreed to waive a portion of the management fee.

See Notes to Financial Statements.

------
44

High-Yield Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $7.02
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------
  Net Investment Income                                                  0.24
----------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                               (0.01)
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.23
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------------
  From Net Investment Income                                            (0.24)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $7.01
================================================================================
  TOTAL RETURN(2)                                                        3.30%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                              0.58%(3)(4)
----------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets (Before Expense Waiver)                         0.67%(3)
----------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                              6.96%(3)(4)
----------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets (Before Expense Waiver)                         6.87%(3)
----------------------------------------------------------
Portfolio Turnover Rate                                                    36%
----------------------------------------------------------
Net Assets, End of Period (in thousands)                              $120,216
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through September 30, 2006 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Effective April 3, 2006, the investment advisor voluntarily agreed to waive a portion of the management fee.

See Notes to Financial Statements.

------
45

High-Yield Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------------------------
                                                                      A CLASS
-----------------------------------------------------------------------------------------------------------
                                          2006(1)     2006        2005        2004        2003       2002
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $6.99     $7.14       $7.13       $6.25       $6.79      $7.49
-----------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income                     0.22      0.45(2)     0.48(2)     0.50(2)     0.57(2)    0.68
----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                               0.02     (0.14)       0.02        0.88       (0.53)     (0.69)
-----------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.24      0.31        0.50        1.38        0.04     (0.01)
-----------------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income               (0.22)    (0.46)      (0.49)      (0.50)      (0.58)     (0.69)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $7.01     $6.99       $7.14       $7.13       $6.25      $6.79
===========================================================================================================
  TOTAL RETURN(3)                           3.57%     4.55%       7.16%      22.79%       1.15%     (0.08)%

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 1.03%(4)(5)     1.26%    1.30%(6)    1.30%(6)    1.30%(6)    1.30%(6)
----------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                  1.12%(4)     1.26%       1.31%       1.35%       1.46%       1.50%
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                 6.45%(4)(5)     6.38%    6.70%(6)    7.29%(6)    9.24%(6)    9.66%(6)
----------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)                  6.36%(4)     6.38%       6.69%       7.24%       9.08%       9.46%
----------------------------------
Portfolio Turnover Rate                       36%      116%        141%        199%         78%         87%
----------------------------------
Net Assets, End of Period
(in thousands)                            $21,481  $141,593    $157,118    $140,330    $107,051     $53,506
-----------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Effective April 1, 2006, the investment advisor voluntarily agreed to waive a portion of the management fee.

(6) The investment advisor voluntarily agreed to waive fees and absorb certain operating expenses.

See Notes to Financial Statements.

------
46

High-Yield Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------------------------
                                                                 B CLASS
-----------------------------------------------------------------------------------------------------------
                                           2006(1)    2006        2005        2004        2003      2002
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $6.98     $7.13       $7.13       $6.24       $6.78      $7.49
-----------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income                     0.20      0.40(2)     0.43(2)     0.45(2)     0.53(2)    0.63
------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                               0.03     (0.14)       0.01        0.90       (0.53)     (0.70)
-----------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.23      0.26        0.44        1.35          --      (0.07)
-----------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income               (0.20)    (0.41)      (0.44)      (0.46)      (0.54)     (0.64)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $7.01     $6.98       $7.13       $7.13       $6.24      $6.78
===========================================================================================================
  TOTAL RETURN(3)                           3.33%     3.84%       6.32%      22.19%       0.48%     (0.87)%

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 1.78%(4)(5)  1.95%(6)    1.95%(6)    1.95%(6)    1.95%(6)    1.95%(6)
------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                  1.87%(4)     1.99%       1.99%       2.00%       2.11%       2.15%
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                 5.70%(4)(5)  5.69%(6)    6.06%(6)    6.63%(6)    8.64%(6)    9.01%(6)
------------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)                  5.61%(4)     5.65%       6.02%       6.58%       8.48%       8.81%
------------------------------------
Portfolio Turnover Rate                       36%      116%        141%        199%         78%         87%
------------------------------------
Net Assets, End of Period
(in thousands)                             $3,723    $4,231      $5,028      $5,316      $4,243      $3,843
-----------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Effective April 1, 2006, the investment advisor voluntarily agreed to waive a portion of the management fee.

(6) The investment advisor voluntarily agreed to waive fees and absorb certain operating expenses.

See Notes to Financial Statements.

------
47

High-Yield Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       C CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $7.02
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income                                                  0.19
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                               (0.01)
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.18
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                            (0.19)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $7.01
================================================================================
  TOTAL RETURN(2)                                                        2.69%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                              1.78%(3)(4)
-------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets (Before Expense Waiver)                         1.87%(3)
-------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                              5.76%(3)(4)
-------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets (Before Expense Waiver)                         5.67%(3)
-------------------------------------------------------
Portfolio Turnover Rate                                                    36%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $71
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through September 30, 2006 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Effective April 3, 2006, the investment advisor voluntarily agreed to waive a portion of the management fee.

See Notes to Financial Statements.

------
48

High-Yield Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $7.02
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income                                                  0.21
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                               (0.01)
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.20
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                            (0.21)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $7.01
================================================================================
  TOTAL RETURN(2)                                                        2.95%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                              1.28%(3)(4)
-------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets (Before Expense Waiver)                         1.37%(3)
-------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                              6.26%(3)(4)
-------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets (Before Expense Waiver)                         6.17%(3)
-------------------------------------------------------
Portfolio Turnover Rate                                                    36%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $26
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through September 30, 2006 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Effective April 3, 2006, the investment advisor voluntarily agreed to waive a portion of the management fee.

See Notes to Financial Statements.

------
49

Share Class Information

Six classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, A Class, B Class, C Class and R Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares.
The total expense ratios of Advisor Class, A Class, B Class, C Class and R Class
shares are higher than that of Investor Class shares. The funds are available for purchase only through financial intermediaries by investors who seek advice from them. The funds are closed to other investors, but those with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. The unified management fee for A Class shares is the same as for
Investor Class shares. A Class shares also are subject to a 0.25% annual Rule
12b-1 distribution and service fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B
Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 distribution and service fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

(continued)

------
50

Share Class Information

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
51

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
52

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP US BROAD INVESTMENT-GRADE (USBIG) BOND INDEX is a
market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The CITIGROUP US HIGH-YIELD MARKET INDEX captures the performance of below-investment-grade debt issued by corporations domiciled in the United
States or Canada. This index includes cash-pay and deferred-interest securities that are publicly placed, have a fixed coupon, and are nonconvertible.

The CITIGROUP HIGH-YIELD CASH-PAY INDEX is composed of those cash-pay securities included in the Citigroup US High-Yield Market Index with remaining maturities of at least one year.

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. CORPORATE HIGH-YIELD INDEX covers the U.S.
dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. INTERMEDIATE HIGH YIELD MARKET INDEX covers the U.S.
dollar-denominated universe of fixed-rate, non-investment-grade debt with remaining maturities of less than 10 years.

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

The LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX is an equally-weighted index of, typically, the 30 largest funds within the Lipper High Yield Funds category.

------
53

Notes

------
54

Notes

------
55

Notes

------
56

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0611
SH-SAN-51672N

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

[front cover]

American Century Investments
Semiannual Report

September 30, 2006

[photo of autumn]

NT Diversified Bond Fund

[american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

We are pleased to provide you with the semiannual report for the American
Century NT Diversified Bond Fund from its inception May 12, 2006 through
September 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our website,
americancentury.com, where we post quarterly portfolio commentaries, the views of senior investment officers and analysts, and other communications about investments, portfolio strategy, personal finance, and the markets.

In its most recent rankings, Dalbar -- which issues customer satisfaction ratings and rankings based on website functionality -- ranked
americancentury.com fourth out of the sites provided by the top 25 fund companies that it believes lead the industry in web-based technology. Our website earned an "Excellent" rating, Dalbar's highest designation.

For most of 2006, our website has linked visitors to information explaining our strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). This campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count. To learn more about the collaboration and the LAF, please visit americancentury.com or www.lanceface.com on the Web and click on the links to related sites.

With the approach of year end and the 2006 tax season, you can also find out more about December fund distributions and tax information via a link from our website. We've posted December distribution estimates for over 50 funds, answers to frequent distribution questions, and online descriptions of all of the tax information we provide to investors.

If you haven't visited americancentury.com yet, we encourage you to do so...it's there to serve you. And so are we. As always, we deeply appreciate your commitment to American Century Investments.

Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   U.S. Fixed-Income Total Returns  . . . . . . . . . . . . . . . . . . . . 2

NT DIVERSIFIED BOND

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . . . .23
Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . . . . .25

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of David MacEwen]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

A TALE OF TWO QUARTERS

The second and third quarters of 2006 were very different in terms of inflation and interest rate expectations and market performance. In the second quarter, as core inflation rates remained above the Federal Reserve's 1-2% "comfort zone"
and threatened to go higher, investors feared the Fed would keep raising interest rates and tip the economy into recession. Uncertainty about how far the
Fed would go, and how successful it would be in containing inflation, created a defensive attitude in financial markets that resulted in disappointing returns for broad stock and bond indices.

A FED PAUSE REFRESHED THE MARKETS

But in the third quarter, a 15% drop in oil prices helped take the heat off inflation pressures, and cut business and consumer costs. Weakness in the housing market--though hard on many homeowners--turned into a positive factor for the markets. As home sales and prices declined, the Fed stopped its interest rate tightening campaign, stepping back to assess the economy's reaction to previous rate hikes. This combination of falling energy prices and relief from rising interest rates helped broad U.S. stock and bond markets rebound from second-quarter losses to post some of their biggest quarterly gains this decade.

LONG-DURATION AND CORPORATE SECURITIES OUTPERFORMED

The bond market especially welcomed a gloomy housing-market forecast, speculating that it would reduce economic growth, inflation, and interest rates.
This rekindled demand for longer-term fixed-income securities. As a result, the
Treasury yield curve fell for the reporting period and "inverted", as the two-year yield (4.69%) remained higher than the 10-year yield (4.63%), and both fell well below the Fed's 5.25% overnight interest rate target. Mirroring the stock market's rally, the corporate sectors led the broad taxable market.

U.S. FIXED-INCOME TOTAL RETURNS*

From May 12, 2006 (fund inception) to September 30, 2006
--------------------------------------------------------------------------------
TREASURY SECURITIES
--------------------------------------------------------------------------------
3-month bill                                                    1.97%
--------------------------------------------------------------------------------
2-year note                                                     2.32%
--------------------------------------------------------------------------------
5-year note                                                     3.82%
--------------------------------------------------------------------------------
10-year note                                                    6.11%
--------------------------------------------------------------------------------
30-year bond                                                   10.68%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. BOND MARKET INDICES
--------------------------------------------------------------------------------
Corporate Investment-Grade                                      5.06%
--------------------------------------------------------------------------------
Treasury                                                        4.56%
--------------------------------------------------------------------------------
Aggregate (multi-sector)                                        4.44%
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                      4.21%
--------------------------------------------------------------------------------
Agency                                                          3.75%
--------------------------------------------------------------------------------

*Total returns for periods less than one year are not annualized.

------
2

NT Diversified Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                                      SINCE         INCEPTION
                                                   INCEPTION(1)       DATE
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                  4.20%           5/12/06
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX(2)              4.03%(3)          --
--------------------------------------------------------------------------------
CITIGROUP US BROAD INVESTMENT-GRADE BOND INDEX       4.07%(3)          --
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 5/31/06, the date nearest the Institutional Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

NT Diversified Bond - Portfolio Commentary

PORTFOLIO MANAGERS: DAVID MACEWEN, BOB GAHAGAN, JIM KEEGAN, JEFF HOUSTON, HANDO
AGUILAR, BRIAN HOWELL, JOHN WALSH AND DAN SHIFFMAN

PERFORMANCE SUMMARY

NT Diversified Bond returned 4.20%* from its inception on May 12, 2006 through
September 30, 2006. By comparison, two broad indices representing the taxable investment-grade U.S. bond market--the Citigroup US Broad Investment-Grade Bond
Index (BIG), and the Lehman Brothers U.S. Aggregate Index--returned 4.07% and
4.03%, respectively, from May 31, 2006, to September 30, 2006 (May 31 is the date closest to the fund's inception for which index data are available). The portfolio's results reflected operating expenses, while the indices returns did not.

NT Diversified Bond is one of nine new NT tracker funds available exclusively in
LIVESTRONG(reg.tm) Portfolios from American Century Investments. NT is an acronym for "No Tobacco." American Century Investments introduced LIVESTRONG Portfolios on May 12, 2006, as part of a strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation (LAF).**

Though the Fed's interest rate pause and one of the strongest quarterly bond rallies this decade boosted all sectors of the taxable investment-grade U.S.
bond market in the third quarter of 2006, they helped some sectors more than others. Relative performance between the sectors, sector weighting, and maturity and duration positioning helped determine the returns of the fund and the comparative indices.

SECTOR COMPOSITION OF THE PORTFOLIO AND THE INDICES

The market represented by the Citigroup BIG and the Lehman Aggregate consists primarily of three bond sectors: fixed-rate mortgage-backed securities (MBS),
Treasury securities, and corporate bonds. MBS are part of a broader
"securitized" sector that includes asset-backed securities (ABS), which are backed by payments from credit card debt, auto loans, and home-equity lines of credit; and commercial mortgage-backed securities (CMBS). The securitized sector represents over 40% of the taxable investment-grade market. Treasury and corporate securities, by contrast, each represent about 20-25% of the market, depending on your source and how you define the sectors.

NT Diversified Bond's market exposure is based on the Citigroup BIG. Since the fund's inception, we've maintained an overweight position in the securitized sector, which has higher yields and less volatility than the Treasury sector, and higher credit quality than the corporate sector.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                                                   AS OF
                                                                  9/30/06
--------------------------------------------------------------------------------
Weighted Average Maturity                                        4.7 years
--------------------------------------------------------------------------------
Average Duration (effective)                                     4.7 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Institutional Class                                               4.95%
--------------------------------------------------------------------------------

*Total returns for periods less than one year are not annualized.

**American Century Investment Services, Inc., has entered
  into an agreement with the Lance Armstrong Foundation for
  rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information
  about the foundation, visit www.livestrong.org.                    (continued)

------
4

NT Diversified Bond - Portfolio Commentary

PORTFOLIO POSITIONING

Our investment approach uses a consistent, repeatable framework that seeks to identify the best relative value among the bond sectors discussed on the previous page. We apply a multi-step process that includes yield curve/duration positioning, security selection, portfolio construction, and attribution analysis. The weighted average maturity of the portfolio must be 3.5 years or longer.

During the period, longer-duration positions were rewarded. When bonds rallied in the third quarter of the year, NT Diversified Bond's duration was slightly longer than neutral, giving performance a boost. Our strategy to overweight
"spread" products (non-Treasury securities such as corporates, MBS, ABS, and
CMBS) also benefited the fund since these sectors outperformed Treasurys during the period.

Within the fund's spread product overweight, we maintained an underweight corporate position to protect the fund from so-called event and "idiosyncratic"
risks (such as leveraged buyouts, share buybacks and special dividends). Though corporates performed well, this underweight position turned out to be a plus for the fund, since we reallocated those assets into CMBS, which offered the highest excess returns in the taxable bond market. We believe a corporate underweight position is warranted, given changing economic conditions, the peak in the credit cycle, and historically tight valuations.

PORTFOLIO OBJECTIVE AND STRATEGIES

NT Diversified Bond seeks high current income. Investors can benefit from exposure to a broad spectrum of bond sectors and from the discipline's historically negative correlation with the major U.S. stock indices. Because of its high overall credit quality and broad bond market exposure, NT Diversified
Bond has the potential to perform well during periods of economic weakness and declining interest rates. We seek to fulfill the fund's investment objectives by investing in high- and medium-grade debt securities of all maturity ranges. We work to diversify the fund broadly across all bond sectors.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
                                                                  AS OF
                                                                 9/30/06
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                        26.0%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                 15.8%
--------------------------------------------------------------------------------
Corporate Bonds                                                   13.4%
--------------------------------------------------------------------------------
CMOs                                                              13.3%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                          11.4%
--------------------------------------------------------------------------------
Asset-Backed Securities                                            9.0%
--------------------------------------------------------------------------------
Municipal Securities                                               1.4%
--------------------------------------------------------------------------------
Sovereign Governments & Agencies                                   0.4%
--------------------------------------------------------------------------------
Temporary Cash Investments                                         9.3%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
                                                                  AS OF
                                                                 9/30/06
--------------------------------------------------------------------------------
AAA                                                                83%
--------------------------------------------------------------------------------
AA                                                                  3%
--------------------------------------------------------------------------------
A                                                                   6%
--------------------------------------------------------------------------------
BBB                                                                 8%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------
                                                                   EXPENSES PAID
                                  BEGINNING         ENDING        DURING PERIOD(1)   ANNUALIZED
                                 ACCOUNT VALUE   ACCOUNT VALUE       4/1/06 -         EXPENSE
                                    4/1/06          9/30/06           9/30/06         RATIO(1)
-----------------------------------------------------------------------------------------------
NT DIVERSIFIED BOND -- INSTITUTIONAL CLASS SHAREHOLDER FEE EXAMPLE
-----------------------------------------------------------------------------------------------
Actual                              $1,000       $1,042.00(2)         $1.66(3)         0.42%
-----------------------------------------------------------------------------------------------
Hypothetical                        $1,000       $1,022.96(4)         $2.13(4)         0.42%
-----------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from May 12, 2006 (fund inception) through September 30, 2006.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 141, the number of days in the period from May 12, 2006 (fund inception) through September 30, 2006, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

------
7

NT Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 31.3%
--------------------------------------------------------------------------------
   $     2,514    FHLMC, 6.50%, 2/1/09(2)                         $       2,537
--------------------------------------------------------------------------------
         3,829    FHLMC, 6.50%, 12/1/12(2)                                3,897
--------------------------------------------------------------------------------
        28,429    FHLMC, 6.00%, 1/1/13(2)                                28,677
--------------------------------------------------------------------------------
         5,179    FHLMC, 7.00%, 11/1/13(2)                                5,318
--------------------------------------------------------------------------------
         8,431    FHLMC, 7.00%, 6/1/14(2)                                 8,656
--------------------------------------------------------------------------------
        26,888    FHLMC, 6.50%, 6/1/16(2)                                27,467
--------------------------------------------------------------------------------
        16,264    FHLMC, 6.50%, 6/1/16(2)                                16,614
--------------------------------------------------------------------------------
       340,823    FHLMC, 5.00%, 11/1/17(2)                              336,046
--------------------------------------------------------------------------------
       563,647    FHLMC, 4.50%, 1/1/19(2)                               544,752
--------------------------------------------------------------------------------
     2,023,253    FHLMC, 5.00%, 1/1/21(2)                             1,988,866
--------------------------------------------------------------------------------
         2,968    FHLMC, 7.00%, 9/1/27(2)                                 3,065
--------------------------------------------------------------------------------
         4,741    FHLMC, 6.50%, 1/1/28(2)                                 4,861
--------------------------------------------------------------------------------
           754    FHLMC, 7.00%, 2/1/28(2)                                   779
--------------------------------------------------------------------------------
        27,723    FHLMC, 6.50%, 3/1/29(2)                                28,425
--------------------------------------------------------------------------------
        17,972    FHLMC, 6.50%, 6/1/29(2)                                18,424
--------------------------------------------------------------------------------
         2,911    FHLMC, 7.00%, 8/1/29(2)                                 3,003
--------------------------------------------------------------------------------
         8,070    FHLMC, 7.50%, 8/1/29(2)                                 8,391
--------------------------------------------------------------------------------
           330    FHLMC, 6.50%, 5/1/31(2)                                   337
--------------------------------------------------------------------------------
        20,167    FHLMC, 6.50%, 5/1/31(2)                                20,632
--------------------------------------------------------------------------------
           570    FHLMC, 6.50%, 6/1/31(2)                                   583
--------------------------------------------------------------------------------
         1,354    FHLMC, 6.50%, 6/1/31(2)                                 1,385
--------------------------------------------------------------------------------
         9,569    FHLMC, 6.50%, 6/1/31(2)                                 9,790
--------------------------------------------------------------------------------
           456    FHLMC, 6.50%, 6/1/31(2)                                   467
--------------------------------------------------------------------------------
       331,006    FHLMC, 5.50%, 12/1/33(2)                              327,474
--------------------------------------------------------------------------------
     1,354,000    FNMA, 5.00%,
                  settlement date 10/12/06(3)                         1,301,533
--------------------------------------------------------------------------------
     6,236,000    FNMA, 5.50%,
                  settlement date 10/12/06(3)                         6,144,407
--------------------------------------------------------------------------------
     3,984,000    FNMA, 6.00%,
                  settlement date 10/12/06(3)                         4,002,677
--------------------------------------------------------------------------------
     3,868,000    FNMA, 6.50%,
                  settlement date 10/12/06(3)                         3,939,318
--------------------------------------------------------------------------------
     1,573,000    FNMA, 5.50%,
                  settlement date 10/17/06(3)                         1,572,509
--------------------------------------------------------------------------------
         6,834    FNMA, 6.00%, 2/1/09(2)                                  6,859
--------------------------------------------------------------------------------
         3,327    FNMA, 6.00%, 5/1/13(2)                                  3,366
--------------------------------------------------------------------------------
         2,963    FNMA, 6.00%, 5/1/13(2)                                  3,000
--------------------------------------------------------------------------------
        10,966    FNMA, 6.00%, 7/1/13(2)                                 11,093
--------------------------------------------------------------------------------
        14,495    FNMA, 6.00%, 12/1/13(2)                                14,663
--------------------------------------------------------------------------------
        12,996    FNMA, 6.00%, 1/1/14(2)                                 13,147
--------------------------------------------------------------------------------
        22,431    FNMA, 6.00%, 2/1/14(2)                                 22,691
--------------------------------------------------------------------------------
        23,356    FNMA, 6.00%, 4/1/14(2)                                 23,627
--------------------------------------------------------------------------------
        86,012    FNMA, 5.50%, 12/1/16(2)                                86,284
--------------------------------------------------------------------------------
       163,592    FNMA, 5.50%, 12/1/16(2)                               164,109
--------------------------------------------------------------------------------
       561,870    FNMA, 4.50%, 5/1/19                                   543,047
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

   $    14,748    FNMA, 6.50%, 1/1/26(2)                          $      15,114
--------------------------------------------------------------------------------
         1,961    FNMA, 7.00%, 12/1/27(2)                                 2,025
--------------------------------------------------------------------------------
           767    FNMA, 6.50%, 1/1/28(2)                                    786
--------------------------------------------------------------------------------
           863    FNMA, 7.00%, 1/1/28(2)                                    891
--------------------------------------------------------------------------------
         4,058    FNMA, 7.50%, 4/1/28(2)                                  4,215
--------------------------------------------------------------------------------
        13,577    FNMA, 7.00%, 5/1/28(2)                                 14,016
--------------------------------------------------------------------------------
           882    FNMA, 7.00%, 6/1/28(2)                                    911
--------------------------------------------------------------------------------
         3,709    FNMA, 6.50%, 1/1/29(2)                                  3,801
--------------------------------------------------------------------------------
         9,373    FNMA, 6.50%, 4/1/29(2)                                  9,606
--------------------------------------------------------------------------------
         5,574    FNMA, 7.00%, 7/1/29(2)                                  5,754
--------------------------------------------------------------------------------
         5,165    FNMA, 7.00%, 7/1/29(2)                                  5,328
--------------------------------------------------------------------------------
        13,457    FNMA, 7.50%, 7/1/29(2)                                 13,970
--------------------------------------------------------------------------------
         3,820    FNMA, 7.00%, 5/1/30(2)                                  3,937
--------------------------------------------------------------------------------
        17,225    FNMA, 7.50%, 8/1/30(2)                                 17,840
--------------------------------------------------------------------------------
         8,029    FNMA, 7.50%, 9/1/30(2)                                  8,316
--------------------------------------------------------------------------------
        40,514    FNMA, 7.00%, 9/1/31(2)                                 41,723
--------------------------------------------------------------------------------
        20,655    FNMA, 6.50%, 1/1/32(2)                                 21,125
--------------------------------------------------------------------------------
       202,330    FNMA, 7.00%, 6/1/32(2)                                208,308
--------------------------------------------------------------------------------
        84,003    FNMA, 6.50%, 8/1/32(2)                                 85,915
--------------------------------------------------------------------------------
       439,363    FNMA, 5.50%, 6/1/33(2)                                434,219
--------------------------------------------------------------------------------
     2,196,791    FNMA, 5.50%, 7/1/33(2)                              2,171,073
--------------------------------------------------------------------------------
       363,065    FNMA, 5.50%, 8/1/33(2)                                358,813
--------------------------------------------------------------------------------
       479,682    FNMA, 5.50%, 9/1/33(2)                                474,066
--------------------------------------------------------------------------------
     1,177,687    FNMA, 5.00%, 11/1/33                                1,135,997
--------------------------------------------------------------------------------
       963,100    FNMA, 5.50%, 1/1/34(2)                                951,823
--------------------------------------------------------------------------------
         5,329    GNMA, 7.50%, 8/20/17(2)                                 5,486
--------------------------------------------------------------------------------
         9,440    GNMA, 7.00%, 11/15/22(2)                                9,744
--------------------------------------------------------------------------------
         7,155    GNMA, 8.75%, 3/15/25(2)                                 7,697
--------------------------------------------------------------------------------
         1,959    GNMA, 7.00%, 4/20/26(2)                                 2,019
--------------------------------------------------------------------------------
         3,952    GNMA, 7.50%, 8/15/26(2)                                 4,122
--------------------------------------------------------------------------------
         1,909    GNMA, 8.00%, 8/15/26(2)                                 2,024
--------------------------------------------------------------------------------
           278    GNMA, 7.50%, 4/15/27(2)                                   290
--------------------------------------------------------------------------------
         4,435    GNMA, 7.50%, 5/15/27(2)                                 4,628
--------------------------------------------------------------------------------
         2,663    GNMA, 8.00%, 6/15/27(2)                                 2,823
--------------------------------------------------------------------------------
           275    GNMA, 7.50%, 11/15/27(2)                                  287
--------------------------------------------------------------------------------
         1,795    GNMA, 7.00%, 2/15/28(2)                                 1,854
--------------------------------------------------------------------------------
         3,272    GNMA, 7.50%, 2/15/28(2)                                 3,410
--------------------------------------------------------------------------------
         2,693    GNMA, 6.50%, 3/15/28(2)                                 2,771
--------------------------------------------------------------------------------
         3,302    GNMA, 7.00%, 4/15/28(2)                                 3,411
--------------------------------------------------------------------------------
         1,632    GNMA, 6.50%, 5/15/28(2)                                 1,680
--------------------------------------------------------------------------------
         8,185    GNMA, 6.50%, 5/15/28(2)                                 8,422
--------------------------------------------------------------------------------
         2,171    GNMA, 7.00%, 12/15/28(2)                                2,243
--------------------------------------------------------------------------------
           737    GNMA, 8.00%, 12/15/29(2)                                  781
--------------------------------------------------------------------------------
        20,469    GNMA, 7.00%, 5/15/31(2)                                21,148
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $27,073,951)                                                   27,317,188
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

NT Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCY SECURITIES -- 19.0%
--------------------------------------------------------------------------------
   $ 2,020,000    FHLB, 4.25%, 4/16/07(2)                         $   2,009,108
--------------------------------------------------------------------------------
       750,000    FHLB, 4.875%, 8/22/07(2)                              748,173
--------------------------------------------------------------------------------
       912,000    FHLB, 4.625%, 2/1/08(2)                               907,289
--------------------------------------------------------------------------------
     1,055,000    FHLB, 5.125%, 9/29/10(2)                            1,060,918
--------------------------------------------------------------------------------
     2,400,000    FHLMC, 5.25%, 7/18/11(2)                            2,436,247
--------------------------------------------------------------------------------
       639,000    FHLMC, 5.50%, 3/28/16(2)                              644,882
--------------------------------------------------------------------------------
     2,115,000    FHLMC, 5.30%, 5/12/20(2)                            2,045,584
--------------------------------------------------------------------------------
     3,027,000    FNMA, 4.75%, 8/3/07(2)                              3,016,489
--------------------------------------------------------------------------------
     1,098,000    FNMA, 5.00%, 9/14/07(2)                             1,096,461
--------------------------------------------------------------------------------
     1,907,000    FNMA, 5.80%, 2/9/26(2)                              1,910,385
--------------------------------------------------------------------------------
       597,000    FNMA, 6.625%, 11/15/30(2)                             719,189
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $16,304,829)                                                   16,594,725
--------------------------------------------------------------------------------

CORPORATE BONDS -- 16.1%

AEROSPACE & DEFENSE -- 0.6%
--------------------------------------------------------------------------------
       172,000    Honeywell International Inc.,
                  5.70%, 3/15/36(2)                                     173,344
--------------------------------------------------------------------------------
        29,000    Lockheed Martin Corp., 6.19%,
                  9/1/36 (Acquired 8/30/06,
                  Cost $29,204)(4)                                       30,495
--------------------------------------------------------------------------------
       197,000    United Technologies Corp.,
                  4.375%, 5/1/10(2)                                     192,556
--------------------------------------------------------------------------------
       130,000    United Technologies Corp.,
                  6.05%, 6/1/36(2)                                      138,369
--------------------------------------------------------------------------------
                                                                        534,764
--------------------------------------------------------------------------------

BEVERAGES -- 0.7%
--------------------------------------------------------------------------------
       190,000    Diageo Capital plc,
                  5.875%, 9/30/36(2)                                    186,581
--------------------------------------------------------------------------------
       157,000    Miller Brewing Co., 4.25%,
                  8/15/08 (Acquired 5/12/06,
                  Cost $152,719)(4)                                     153,981
--------------------------------------------------------------------------------
       240,000    SABMiller plc, 6.20%,
                  7/1/11 (Acquired 6/27/06,
                  Cost $239,830)(4)                                     246,553
--------------------------------------------------------------------------------
                                                                        587,115
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 0.2%
--------------------------------------------------------------------------------
       171,000    Genentech, Inc.,
                  4.75%, 7/15/15                                        164,510
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
       190,000    Masco Corp., 6.125%, 10/3/16                          189,019
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 1.1%
--------------------------------------------------------------------------------
       183,000    Lehman Brothers Holdings Inc.,
                  5.00%, 1/14/11(2)                                     181,391
--------------------------------------------------------------------------------
       124,000    Merrill Lynch & Co., Inc.,
                  4.25%, 2/8/10(2)                                      120,538
--------------------------------------------------------------------------------
       227,000    Merrill Lynch & Co., Inc.,
                  4.79%, 8/4/10(2)                                      223,725
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------
   $   200,000    Merrill Lynch & Co., Inc.,
                  6.05%, 5/16/16(2)                               $     207,190
--------------------------------------------------------------------------------
       105,000    Morgan Stanley,
                  4.00%, 1/15/10(2)                                     101,405
--------------------------------------------------------------------------------
        94,000    Morgan Stanley,
                  4.25%, 5/15/10(2)                                      90,975
--------------------------------------------------------------------------------
        68,000    Morgan Stanley,
                  5.05%, 1/21/11(2)                                      67,447
--------------------------------------------------------------------------------
                                                                        992,671
--------------------------------------------------------------------------------

CHEMICALS(5)
--------------------------------------------------------------------------------
        29,000    Dow Chemical Co. (The),
                  7.375%, 11/1/29(2)                                     33,965
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 1.7%
--------------------------------------------------------------------------------
        29,000    Abbey National plc,
                  7.95%, 10/26/29(2)                                     36,607
--------------------------------------------------------------------------------
       309,000    Bank of America Corp.,
                  4.375%, 12/1/10(2)                                    300,571
--------------------------------------------------------------------------------
       180,000    Capital One Financial Corp.,
                  5.70%, 9/15/11                                        181,461
--------------------------------------------------------------------------------
       128,000    PNC Bank N.A.,
                  4.875%, 9/21/17(2)                                    121,726
--------------------------------------------------------------------------------
       123,000    PNC Funding Corp.,
                  5.125%, 12/14/10(2)                                   122,752
--------------------------------------------------------------------------------
       129,000    SouthTrust Corp.,
                  5.80%, 6/15/14(2)                                     131,530
--------------------------------------------------------------------------------
       139,000    Wachovia Bank N.A.,
                  4.80%, 11/1/14(2)                                     133,550
--------------------------------------------------------------------------------
       218,000    Wachovia Bank N.A.,
                  4.875%, 2/1/15(2)                                     210,320
--------------------------------------------------------------------------------
       193,000    Wells Fargo & Co.,
                  4.625%, 8/9/10(2)                                     190,141
--------------------------------------------------------------------------------
                                                                      1,428,658
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
       115,000    Waste Management, Inc.,
                  7.00%, 7/15/28                                        126,264
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.1%
--------------------------------------------------------------------------------
        94,000    American Express Centurion
                  Bank, 4.375%, 7/30/09(2)                               92,332
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.7%
--------------------------------------------------------------------------------
       117,000    American General Finance
                  Corp., Series 2002 H,
                  4.50%, 11/15/07(2)                                    116,112
--------------------------------------------------------------------------------
       374,000    Citigroup Inc., 5.00%,
                  9/15/14(2)                                            364,969
--------------------------------------------------------------------------------
       110,000    Citigroup Inc., 6.125%,
                  8/25/36(2)                                            113,527
--------------------------------------------------------------------------------
       127,000    General Electric Capital Corp.,
                  6.125%, 2/22/11(2)                                    131,891
--------------------------------------------------------------------------------
       257,000    HSBC Finance Corp.,
                  4.75%, 4/15/10(2)                                     253,784
--------------------------------------------------------------------------------
        93,000    HSBC Finance Corp.,
                  4.625%, 9/15/10(2)                                     91,182
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
9

NT Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

   $   162,000    J.P. Morgan Chase & Co.,
                  6.75%, 2/1/11(2)                                $     171,480
--------------------------------------------------------------------------------
       193,000    John Deere Capital Corp.,
                  4.50%, 8/25/08(2)                                     190,561
--------------------------------------------------------------------------------
                                                                      1,433,506
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 0.8%
--------------------------------------------------------------------------------
       193,000    AT&T Corp., 7.30%, 11/15/11                           209,413
--------------------------------------------------------------------------------
       100,000    AT&T Inc., 6.80%, 5/15/36                             105,397
--------------------------------------------------------------------------------
        29,000    BellSouth Corp., 6.875%,
                  10/15/31(2)                                            30,294
--------------------------------------------------------------------------------
        82,000    Embarq Corp., 7.08%, 6/1/16                            83,794
--------------------------------------------------------------------------------
       182,000    Telecom Italia Capital SA,
                  4.00%, 1/15/10                                        172,577
--------------------------------------------------------------------------------
        70,000    Verizon Communications Inc.,
                  5.55%, 2/15/16(2)                                      69,201
--------------------------------------------------------------------------------
                                                                        670,676
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.9%
--------------------------------------------------------------------------------
       185,000    Carolina Power & Light Co.,
                  5.15%, 4/1/15                                         181,168
--------------------------------------------------------------------------------
        90,000    Carolina Power & Light Co.,
                  5.25%, 12/15/15                                        88,653
--------------------------------------------------------------------------------
       190,000    CenterPoint Energy Resources
                  Corp., 6.50%, 2/1/08                                  192,270
--------------------------------------------------------------------------------
        96,000    FirstEnergy Corp.,
                  7.375%, 11/15/31                                      111,331
--------------------------------------------------------------------------------
        60,000    Florida Power Corp.,
                  4.50%, 6/1/10                                          58,567
--------------------------------------------------------------------------------
       129,000    Southern California
                  Edison Co., 5.625%, 2/1/36                            125,629
--------------------------------------------------------------------------------
                                                                        757,618
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.4%
--------------------------------------------------------------------------------
       168,000    Wal-Mart Stores, Inc.,
                  4.125%, 7/1/10(2)                                     162,805
--------------------------------------------------------------------------------
        29,000    Wal-Mart Stores, Inc.,
                  7.55%, 2/15/30(2)                                      35,730
--------------------------------------------------------------------------------
       175,000    Wal-Mart Stores, Inc.,
                  5.25%, 9/1/35                                         164,249
--------------------------------------------------------------------------------
                                                                        362,784
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
       219,000    Cadbury Schweppes
                  U.S. Finance LLC, 3.875%,
                  10/1/08 (Acquired 5/12/06,
                  Cost $210,515)(4)                                     213,117
--------------------------------------------------------------------------------
        29,000    Kellogg Co., 7.45%, 4/1/31                             35,107
--------------------------------------------------------------------------------
        29,000    Kraft Foods Inc.,
                  6.50%, 11/1/31(2)                                      31,401
--------------------------------------------------------------------------------
                                                                        279,625
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
--------------------------------------------------------------------------------
       179,000    Baxter Finco BV,
                  4.75%, 10/15/10(2)                                    176,006
--------------------------------------------------------------------------------
       100,000    Boston Scientific Corp.,
                  6.40%, 6/15/16                                        101,029
--------------------------------------------------------------------------------
                                                                        277,035
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 0.2%
--------------------------------------------------------------------------------
   $   214,000    Laboratory Corp. of America
                  Holdings, 5.625%, 12/15/15                      $     212,768
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 0.2%
--------------------------------------------------------------------------------
       160,000    Royal Caribbean Cruises Ltd.,
                  7.00%, 6/15/13                                        162,553
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.1%
--------------------------------------------------------------------------------
       122,000    D.R. Horton, Inc.,
                  7.875%, 8/15/11                                       130,428
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 0.5%
--------------------------------------------------------------------------------
       452,000    General Electric Co.,
                  5.00%, 2/1/13(2)                                      447,492
--------------------------------------------------------------------------------

INSURANCE -- 0.8%
--------------------------------------------------------------------------------
       210,000    Allstate Financial Global
                  Funding, 4.25%, 9/10/08
                  (Acquired 5/12/06,
                  Cost $204,511)(2)(4)                                  206,451
--------------------------------------------------------------------------------
        29,000    AXA SA, 8.60%, 12/15/30(2)                             37,132
--------------------------------------------------------------------------------
       100,000    Genworth Financial Inc.,
                  4.95%, 10/1/15(2)                                      96,170
--------------------------------------------------------------------------------
       231,000    Monumental Global Funding II,
                  3.85%, 3/3/08 (Acquired
                  5/12/06, Cost $224,499)(2)(4)                         226,276
--------------------------------------------------------------------------------
       100,000    Prudential Financial, Inc.,
                  5.40%, 6/13/35(2)                                      93,441
--------------------------------------------------------------------------------
                                                                        659,470
--------------------------------------------------------------------------------

MEDIA -- 0.9%
--------------------------------------------------------------------------------
       233,000    Comcast Corp.,
                  5.90%, 3/15/16                                        233,525
--------------------------------------------------------------------------------
       258,000    Cox Communications, Inc.,
                  7.125%, 10/1/12                                       275,293
--------------------------------------------------------------------------------
       160,000    Knight-Ridder, Inc.,
                  7.125%, 6/1/11(2)                                     167,039
--------------------------------------------------------------------------------
       105,000    News America Holdings,
                  7.75%, 1/20/24                                        116,409
--------------------------------------------------------------------------------
        29,000    Time Warner Inc.,
                  7.625%, 4/15/31                                        32,129
--------------------------------------------------------------------------------
                                                                        824,395
--------------------------------------------------------------------------------

METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
       102,000    Alcan Inc., 4.50%, 5/15/13                             96,274
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 0.8%
--------------------------------------------------------------------------------
       180,000    Consolidated Edison Co.
                  of New York, 5.50%, 9/15/16(2)                        180,843
--------------------------------------------------------------------------------
       241,000    Dominion Resources Inc.,
                  4.125%, 2/15/08                                       237,233
--------------------------------------------------------------------------------
        96,000    Dominion Resources Inc.,
                  4.75%, 12/15/10                                        93,698
--------------------------------------------------------------------------------
       134,000    Nisource Finance Corp.,
                  5.25%, 9/15/17                                        125,283
--------------------------------------------------------------------------------
       101,000    Pacific Gas & Electric Co.,
                  6.05%, 3/1/34                                         101,927
--------------------------------------------------------------------------------
                                                                        738,984
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
10

NT Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.3%
--------------------------------------------------------------------------------
   $    63,000    May Department Stores Co.
                  (The), 3.95%, 7/15/07                           $      62,168
--------------------------------------------------------------------------------
       168,000    May Department Stores Co.
                  (The), 4.80%, 7/15/09                                 164,940
--------------------------------------------------------------------------------
        29,000    Target Corp., 7.00%, 7/15/31(2)                        33,998
--------------------------------------------------------------------------------
                                                                        261,106
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 1.5%
--------------------------------------------------------------------------------
       130,000    Anadarko Petroleum Corp.,
                  5.95%, 9/15/16                                        131,799
--------------------------------------------------------------------------------
        80,000    Anadarko Petroleum Corp.,
                  6.45%, 9/15/36                                         81,988
--------------------------------------------------------------------------------
        29,000    ConocoPhillips Holding Co.,
                  6.95%, 4/15/29                                         33,546
--------------------------------------------------------------------------------
        89,000    Devon Financing Corp., ULC,
                  7.875%, 9/30/31                                       108,797
--------------------------------------------------------------------------------
       293,000    Enterprise Products Operating
                  L.P., 4.95%, 6/1/10                                   286,835
--------------------------------------------------------------------------------
        97,000    Enterprise Products Operating
                  L.P., 6.65%, 10/15/34                                  97,427
--------------------------------------------------------------------------------
       229,000    Premcor Refining Group Inc.
                  (The), 6.125%, 5/1/11                                 234,137
--------------------------------------------------------------------------------
       128,000    XTO Energy Inc.,
                  5.30%, 6/30/15                                        124,374
--------------------------------------------------------------------------------
       102,000    XTO Energy Inc.,
                  6.10%, 4/1/36                                         101,240
--------------------------------------------------------------------------------
                                                                      1,200,143
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.3%
--------------------------------------------------------------------------------
       129,000    Abbott Laboratories,
                  5.875%, 5/15/16(2)                                    133,882
--------------------------------------------------------------------------------
        84,000    Schering-Plough Corp.,
                  5.55%, 12/1/13(2)                                      84,397
--------------------------------------------------------------------------------
                                                                        218,279
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT
& DEVELOPMENT-- 0.1%
--------------------------------------------------------------------------------
        94,000    ERP Operating L.P.,
                  5.125%, 3/15/16                                        90,972
--------------------------------------------------------------------------------

ROAD & RAIL -- 0.3%
--------------------------------------------------------------------------------
       180,000    Burlington Northern
                  Santa Fe Corp.,
                  6.20%, 8/15/36                                        188,176
--------------------------------------------------------------------------------
       116,000    Norfolk Southern Corp.,
                  5.64%, 5/17/29                                        113,223
--------------------------------------------------------------------------------
                                                                        301,399
--------------------------------------------------------------------------------

SOFTWARE -- 0.2%
--------------------------------------------------------------------------------
       164,000    Oracle Corp., 5.00%, 1/15/11(2)                       162,588
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 0.2%
--------------------------------------------------------------------------------
       203,000    Home Depot, Inc. (The),
                  5.40%, 3/1/16(2)                                      202,028
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 0.2%
--------------------------------------------------------------------------------
   $   155,000    Residential Capital Corp.,
                  6.50%, 4/17/13                                  $     157,617
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION  SERVICES -- 0.3%
--------------------------------------------------------------------------------
       283,000    Nextel Communications Inc.,
                  5.95%, 3/15/14                                        277,204
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
(Cost $13,717,923)                                                   14,074,242
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) -- 16.0%
--------------------------------------------------------------------------------
     2,455,877    Bank of America Commercial
                  Mortgage Inc. STRIPS --
                  COUPON, Series 2004-1,
                  Class XP, VRN, 0.65%, 10/1/06(2)                       54,484
--------------------------------------------------------------------------------
       341,814    Bank of America Large Loan,
                  Series 2005 MIB1, Class A1,
                  VRN, 5.48%, 10/15/06, resets
                  monthly off the 1-month
                  LIBOR plus 0.15% with no caps
                  (Acquired 5/12/06,
                  Cost $341,946)(2)(4)                                  342,029
--------------------------------------------------------------------------------
       550,000    Bear Stearns Commercial
                  Mortgage Securities,
                  Series 2006 BBA7, Class A1,
                  VRN, 5.44%, 10/16/06,
                  resets monthly off the
                  1-month LIBOR plus 0.11%
                  with no caps (Acquired
                  6/5/06, Cost $550,000)(2)(4)                          550,346
--------------------------------------------------------------------------------
     3,415,387    Bear Stearns Commercial
                  Mortgage Securities
                  STRIPS -- COUPON,
                  Series 2004 T16,
                  Class X2, VRN, 0.77%, 10/1/06(2)                      113,575
--------------------------------------------------------------------------------
     2,036,155    Commercial Mortgage
                  Acceptance Corp.
                  STRIPS -- COUPON,
                  Series 1998 C2, Class X,
                  VRN, 1.00%, 10/1/06(2)                                 56,399
--------------------------------------------------------------------------------
       158,342    Commercial Mortgage
                  Pass-Through Certificates,
                  Series 2005 F10A, Class A1,
                  VRN, 5.43%, 10/15/06, resets
                  monthly off the 1-month
                  LIBOR plus 0.10% with no
                  caps (Acquired 5/12/06,
                  Cost $158,458)(2)(4)                                  158,459
--------------------------------------------------------------------------------
       186,745    Commercial Mortgage
                  Pass-Through Certificates,
                  Series 2005 FL11, Class A1,
                  VRN, 5.48%, 10/16/06, resets
                  monthly off the 1-month
                  LIBOR plus 0.15% with no caps
                  (Acquired 5/12/06,
                  Cost $186,859)(2)(4)                                  186,889
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
11

NT Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

   $   854,000    FHLMC, Series 2567,
                  Class OD, 5.00%, 8/15/15                        $     849,879
--------------------------------------------------------------------------------
       737,111    FHLMC, Series 2900, Class PA,
                  4.50%, 3/15/14                                        730,077
--------------------------------------------------------------------------------
       378,050    FHLMC, Series 2937,
                  Class KA, 4.50%, 12/15/14                             374,487
--------------------------------------------------------------------------------
         4,572    FNMA, Series 1989-35,
                  Class G SEQ, 9.50%, 7/25/19(2)                          4,907
--------------------------------------------------------------------------------
       688,000    FNMA, Series 2003-92,
                  Class PD, 4.50%, 3/25/17                              669,134
--------------------------------------------------------------------------------
        34,222    GMAC Commercial Mortgage
                  Securities, Inc., Series 2002 C2,
                  Class A1 SEQ, 4.32%,
                  10/15/38(2)                                            34,063
--------------------------------------------------------------------------------
       796,000    GMAC Commercial Mortgage
                  Securities, Inc., Series 2005 C1,
                  Class A2 SEQ, 4.47%, 5/10/43(2)                       780,237
--------------------------------------------------------------------------------
     1,029,000    Greenwich Capital Commercial
                  Funding Corp., Series 2005 GG3,
                  Class A2 SEQ, VRN, 4.31%,
                  10/1/06(2)                                          1,005,928
--------------------------------------------------------------------------------
     1,495,000    Greenwich Capital Commercial
                  Funding Corp., Series 2005 GG5,
                  Class A5, 5.22%, 4/10/37(2)                         1,482,580
--------------------------------------------------------------------------------
       671,000    LB-UBS Commercial Mortgage
                  Trust, Series 2005 C3, Class A3
                  SEQ, 4.65%, 7/30/30(2)                                655,505
--------------------------------------------------------------------------------
       941,000    LB-UBS Commercial Mortgage
                  Trust, Series 2005 C3, Class A5
                  SEQ, 4.74%, 7/15/30(2)                                903,415
--------------------------------------------------------------------------------
       681,000    LB-UBS Commercial Mortgage
                  Trust, Series 2006 C1, Class A4
                  SEQ, 5.16%, 2/15/31(2)                                672,280
--------------------------------------------------------------------------------
       242,232    Lehman Brothers Floating Rate
                  Commercial Mortgage Trust,
                  Series 2005 LLFA, Class A1,
                  VRN, 5.43%, 10/15/06, resets
                  monthly off the 1-month
                  LIBOR plus 0.10% with no caps
                  (Acquired 5/12/06,
                  Cost $193,316)(2)(4)                                  242,384
--------------------------------------------------------------------------------
       497,747    Lehman Brothers Floating Rate
                  Commercial Mortgage Trust,
                  Series 2006 LLFA, Class A1, VRN,
                  5.41%, 10/16/06, resets monthly
                  off the 1-month LIBOR plus
                  0.08% with no caps (Acquired
                  8/7/06, Cost $497,747)(2)(4)                          498,062
--------------------------------------------------------------------------------
        26,335    MASTR Alternative Loans Trust,
                  Series 2003-8, Class 4A1,
                  7.00%, 12/25/33(2)                                     26,638
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

   $   374,926    Morgan Stanley Capital I, Series
                  2006 XLF, Class A1, VRN, 5.42%,
                  10/16/06, resets monthly off
                  the 1-month LIBOR plus 0.09%
                  with no caps (Acquired 7/28/06,
                  Cost $374,926)(2)(4)                            $     375,163
--------------------------------------------------------------------------------
       397,457    Thornburg Mortgage Securities
                  Trust, Series 2006-5, Class A1,
                  VRN, 5.45%, 10/25/06, resets
                  monthly off the 1-month LIBOR
                  plus 0.12% with no caps                               397,457
--------------------------------------------------------------------------------
     1,301,000    Wachovia Bank Commercial
                  Mortgage Trust, Series 2006
                  C23, Class A4, 5.42%, 1/15/45(2)                    1,306,558
--------------------------------------------------------------------------------
       275,000    Washington Mutual, Inc.,
                  Series 2005 AR4, Class A3,
                  4.59%, 4/25/35(2)                                     269,779
--------------------------------------------------------------------------------
       603,000    Washington Mutual, Inc.,
                  Series 2005 AR4, Class A4B,
                  VRN, 4.67%, 10/25/06(2)                               592,955
--------------------------------------------------------------------------------
        77,594    Washington Mutual, Inc., Series
                  2005 AR11, Class A1C1, VRN,
                  5.53%, 10/25/06, resets monthly
                  off the 1-month LIBOR plus
                  0.20% with a cap of 10.50%                             77,666
--------------------------------------------------------------------------------
       600,000    Wells Fargo Mortgage
                  Backed Securities Trust,
                  Series 2004 N, Class A4,
                  4.10%, 12/23/08(2)                                    588,010
--------------------------------------------------------------------------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $13,803,654)                                                   13,999,345
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 13.8%
--------------------------------------------------------------------------------
     1,160,000    U.S. Treasury Bonds,
                  8.125%, 8/15/21(2)                                  1,563,282
--------------------------------------------------------------------------------
     1,383,000    U.S. Treasury Bonds,
                  7.125%, 2/15/23(2)                                  1,737,611
--------------------------------------------------------------------------------
       159,000    U.S. Treasury Bonds,
                  6.125%, 11/15/27(2)                                   186,018
--------------------------------------------------------------------------------
       336,000    U.S. Treasury Bonds,
                  6.25%, 5/15/30(2)                                     403,909
--------------------------------------------------------------------------------
     1,641,185    U.S. Treasury Inflation Indexed
                  Notes, 2.00%, 1/15/16(2)                            1,604,002
--------------------------------------------------------------------------------
     2,887,000    U.S. Treasury Notes,
                  4.875%, 4/30/11(2)                                  2,920,045
--------------------------------------------------------------------------------
     3,100,000    U.S. Treasury Notes,
                  5.125%, 6/30/11(2)                                  3,169,387
--------------------------------------------------------------------------------
       416,000    U.S. Treasury Notes,
                  4.875%, 8/15/16(2)                                    423,995
--------------------------------------------------------------------------------

TOTAL U.S. TREASURY SECURITIES
(Cost $11,632,184)                                                   12,008,249
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
12

NT Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(1) -- 10.9%
--------------------------------------------------------------------------------
   $     1,190    ABSC Net Interest Margin,
                  Series 2004 HE5, Class A1,
                  5.00%, 8/27/34 (Acquired
                  5/12/06, Cost $1,188)(4)                        $       1,188
--------------------------------------------------------------------------------
       314,214    Accredited Mortgage Loan Trust,
                  Series 2006-1, Class A1, VRN,
                  5.39%, 10/25/06, resets
                  monthly off the 1-month LIBOR
                  plus 0.06% with no caps(2)                            314,451
--------------------------------------------------------------------------------
       454,668    Accredited Mortgage Loan Trust,
                  Series 2006-2, Class A1, VRN,
                  5.37%, 10/25/06, resets
                  monthly off the 1-month LIBOR
                  plus 0.04% with no caps                               454,954
--------------------------------------------------------------------------------
       152,705    Ameriquest Mortgage
                  Securities Inc., Series 2006 R1,
                  Class A2A, VRN, 5.41%,
                  10/25/06, resets monthly off
                  the 1-month LIBOR plus 0.08%
                  with no caps                                          152,828
--------------------------------------------------------------------------------
           305    AQ Finance Net Interest Margin,
                  Series 2004 RN5, Class A,
                  5.19%, 6/29/34 (Acquired
                  5/12/06, Cost $304)(4)                                    304
--------------------------------------------------------------------------------
       350,000    Argent Securities Inc., Series
                  2006 M3, Class A2A, VRN,
                  5.38%, 10/25/06, resets
                  monthly off the 1-month LIBOR
                  plus 0.05% with no caps(2)                            350,000
--------------------------------------------------------------------------------
       534,000    Capital One Prime Auto
                  Receivables Trust, Series
                  2004-2, Class A4, VRN, 5.39%,
                  10/15/06, resets monthly off
                  the 1-month LIBOR plus 0.06%
                  with no caps(2)                                       534,607
--------------------------------------------------------------------------------
       588,581    CNH Equipment Trust, Series
                  2004 A, Class A3A, VRN, 5.40%,
                  10/16/06, resets monthly off
                  the 1-month LIBOR plus 0.07%
                  with no caps(2)                                       589,094
--------------------------------------------------------------------------------
        12,425    Countrywide Asset-Backed
                  Certificates, Series 2005-7,
                  Class 3AV1, VRN, 5.45%,
                  10/25/06, resets monthly off
                  the 1-month LIBOR plus 0.12%
                  with no caps(2)                                        12,433
--------------------------------------------------------------------------------
       120,684    Countrywide Asset-Backed
                  Certificates, Series 2005-8,
                  Class 2A1, VRN, 5.46%,
                  10/25/06, resets monthly off
                  the 1-month LIBOR plus 0.13%
                  with no caps                                          120,773
--------------------------------------------------------------------------------
       411,768    Countrywide Asset-Backed
                  Certificates, Series 2006-6,
                  Class 2A1, VRN, 5.40%,
                  10/25/06, resets monthly off
                  the 1-month LIBOR plus 0.07%
                  with no caps                                          412,052
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

   $   444,027    Credit-Based Asset Servicing
                  and Securitization, Series 2006
                  CB3, Class AV1, VRN, 5.39%,
                  10/25/06, resets monthly off
                  the 1-month LIBOR plus 0.06%
                  with no caps(2)                                 $     444,335
--------------------------------------------------------------------------------
       136,000    Detroit Edison Securitization
                  Funding LLC, Series 2001-1,
                  Class A4 SEQ, 6.19%, 3/1/13(2)                        141,130
--------------------------------------------------------------------------------
       565,019    First Franklin Mortgage Loan
                  Asset Backed Certificates,
                  Series 2006 FF11, Class 2A1,
                  VRN, 5.37%, 10/25/06, resets
                  monthly off the 1-month LIBOR
                  plus 0.04% with no caps(2)                            565,321
--------------------------------------------------------------------------------
       470,857    First Franklin Mortgage Loan
                  Asset Backed Certificates,
                  Series 2006 FF12, Class A2,
                  VRN, 5.37%, 10/25/06, resets
                  monthly off the 1-month LIBOR
                  plus 0.04% with no caps(2)                            471,117
--------------------------------------------------------------------------------
       212,358    IndyMac Residential Asset
                  Backed Trust, Series 2006 B,
                  Class 2A1, VRN, 5.39%,
                  10/25/06, resets monthly
                  off the 1-month LIBOR plus
                  0.06% with no caps                                    212,533
--------------------------------------------------------------------------------
       125,408    Long Beach Mortgage Loan
                  Trust, Series 2006-2, Class 2A1,
                  VRN, 5.40%, 10/25/06,
                  resets  monthly off the 1-month LIBOR
                  plus 0.07% with no caps(2)                            125,506
--------------------------------------------------------------------------------
       614,460    Long Beach Mortgage Loan
                  Trust, Series 2006-6, Class 2A1,
                  VRN, 5.37%, 10/25/06,
                  resets monthly off the 1-month LIBOR
                  plus 0.04% with no caps                               614,846
--------------------------------------------------------------------------------
       281,001    Nomura Home Equity Loan, Inc.,
                  Series 2006 HE1, Class A1, VRN,
                  5.41%, 10/25/06, resets
                  montly off the 1-month LIBOR plus
                  0.08% with no caps(2)                                 281,248
--------------------------------------------------------------------------------
       448,047    Nomura Home Equity Loan, Inc.,
                  Series 2006 HE2, Class A1, VRN,
                  5.39%, 10/25/06, resets
                  montly off the 1-month LIBOR plus
                  0.06% with no caps(2)                                 448,361
--------------------------------------------------------------------------------
       935,313    NovaStar Home Equity Loan,
                  Series 2005-4, Class A2A, VRN,
                  5.42%, 10/25/06, resets
                  monthly off the 1-month
                  LIBOR plus 0.09% with
                  a cap of 11.00%                                       936,033
--------------------------------------------------------------------------------
        62,000    Residential Asset Securities
                  Corp., Series 2004 KS2,
                  Class MI1, 4.71%, 3/25/34(2)                           60,455
--------------------------------------------------------------------------------
       375,000    SLC Student Loan Trust,
                  Series 2006-2, Class A1, VRN,
                  5.37%, 12/15/06, resets
                  quarterly off the 3-month LIBOR
                  minus 0.02% with no caps                              375,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
13

NT Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

   $   232,948    SLM Student Loan Trust,
                  Series 2006-2, Class A1, VRN,
                  5.36%, 10/25/06, resets
                  quarterly off the 3-month LIBOR
                  minus 0.03% with no caps                        $     233,084
--------------------------------------------------------------------------------
       141,852    SLM Student Loan Trust,
                  Series 2006-4, Class A1, VRN,
                  5.36%, 10/25/06, resets
                  quarterly off the 3-month LIBOR
                  minus 0.03% with no caps                              141,938
--------------------------------------------------------------------------------
       300,000    SLM Student Loan Trust,
                  Series 2006-5, Class A2, VRN,
                  5.38%, 10/25/06, resets
                  quarterly off the 3-month LIBOR
                  minus 0.01% with no caps(2)                           299,785
--------------------------------------------------------------------------------
       450,000    SLM Student Loan Trust,
                  Series 2006-7, Class A1, VRN,
                  5.35%, 10/25/06, resets
                  quarterly off the 3-month LIBOR
                  minus 0.04% with no caps(2)                           450,246
--------------------------------------------------------------------------------
       659,951    Soundview Home Equity Loan
                  Trust, Series 2006-3, Class A1,
                  VRN, 5.37%, 10/25/06, resets
                  monthly off the 1-month LIBOR
                  plus 0.04% with no caps(2)                            660,424
--------------------------------------------------------------------------------
        85,528    Structured Asset Securities Corp.,
                  Series 2005 WF2, Class A1, VRN,
                  5.41%, 10/25/06, resets
                  monthly off the 1-month LIBOR plus
                  0.08% with no caps(2)                                  85,575
--------------------------------------------------------------------------------

TOTAL ASSET-BACKED SECURITIES
(Cost $9,483,307)                                                     9,489,621
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 1.7%

     1,100,000    Commonwealth of
                  Massachusetts Rev., 5.50%,
                  1/1/34 (FGIC)(2)                                    1,321,628
--------------------------------------------------------------------------------
       173,000    Illinois GO, (Taxable Pension),
                  5.10%, 6/1/33(2)                                      166,097
--------------------------------------------------------------------------------

TOTAL MUNICIPAL SECURITIES
(Cost $1,403,592)                                                     1,487,725
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

SOVEREIGN GOVERNMENTS
& AGENCIES -- 0.5%
--------------------------------------------------------------------------------
   $    29,000    Hydro Quebec, 8.40%, 1/15/22(2)                 $      38,147
--------------------------------------------------------------------------------
       215,000    Province of Quebec,
                  5.00%, 7/17/09(2)                                     215,110
--------------------------------------------------------------------------------
       198,000    Republic of Italy,
                  4.00%, 6/16/08(2)                                     194,961
--------------------------------------------------------------------------------

TOTAL SOVEREIGN
GOVERNMENTS & AGENCIES
(Cost $442,631)                                                         448,218
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 11.2%

Repurchase Agreement, Credit Suisse
First Boston Corp., (collateralized by
various U.S. Treasury obligations, 4.790%,
12/21/06, valued at $4,078,032), in
a joint trading account at 4.90%, dated 9/29/06,
due 10/2/06 (Delivery value $4,001,633)(2)                            4,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by
various U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $1,422,153), in a joint trading
account at 4.95%, dated 9/29/06,
due 10/2/06 (Delivery value $1,394,575)(2)                            1,394,000
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S.
Treasury obligations, 5.25% - 6.00%,
2/15/26 - 2/15/29, valued at $4,438,258),
in a joint trading account at 4.90%, dated 9/29/06,
due 10/2/06 (Delivery value $4,354,777)(2)                            4,353,000
--------------------------------------------------------------------------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $9,747,000)                                                     9,747,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 120.5%
(Cost $103,609,071)                                                 105,166,313
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (20.5)%                                          (17,869,918)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $  87,296,395
================================================================================

FUTURES CONTRACTS

                                    Expiration     Underlying Face   Unrealized
Contracts Purchased                    Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
 82  U.S. Treasury 2-Year Notes    December 2006    $16,769,000        $ 20,207
--------------------------------------------------------------------------------
175  U.S. Treasury 5-Year Notes    December 2006     18,465,234          92,309
--------------------------------------------------------------------------------
                                                    $35,234,234        $112,516
                                                   =============================

                                    Expiration     Underlying Face   Unrealized
  Contracts Sold                       Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
  8  U.S. Long Bond                December 2006    $   899,250      $  (17,018)
--------------------------------------------------------------------------------
122  U.S. Treasury 10-Year Notes   December 2006     13,183,625        (118,056)
--------------------------------------------------------------------------------
                                                    $14,082,875      $ (135,074)
                                                   =============================

See Notes to Financial Statements.                                   (continued)

------
14

NT Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

SWAP AGREEMENTS

Notional Amount          Description of Agreement                  Expiration Date   Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------
CREDIT DEFAULT
-----------------------------------------------------------------------------------------------------------
$2,150,000        Pay quarterly a fixed rate equal to 0.40%           June 2011              $(3,368)
                  multiplied by the notional amount and receive
                  from Morgan Stanley Capital Services Inc.
                  upon each default event of one of the issues
                  of Dow Jones CDX N.A. Investment Grade 6,
                  par value of the proportional notional amount.
-----------------------------------------------------------------------------------------------------------
 2,000,000        Pay quarterly a fixed rate equal to 0.75%           June 2011               (1,391)
                  multiplied by the notional amount and receive
                  from Morgan Stanley Capital Services Inc. upon
                  each default event of one of the issues of
                  Dow Jones CDX N.A. Investment Grade High
                  Volume 6, par value of the proportional
                  notional amount.
-----------------------------------------------------------------------------------------------------------
                                                                                             $(4,759)
                                                                                       ====================

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.
CDX = Credit Derivative Indexes
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. -- UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2006.

(1) Final maturity indicated, unless otherwise noted.

(2) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.

(3) Forward commitment.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2006 was
    $3,431,697, which represented 3.9% of total net assets.

(5) Industry is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
15

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $103,609,071)             $105,166,313
---------------------------------------------------------------
Cash                                                                    144,090
---------------------------------------------------------------
Interest receivable                                                     680,848
--------------------------------------------------------------------------------
                                                                    105,991,251
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                    18,307,227
---------------------------------------------------------------
Unrealized depreciation on swap agreements                                4,759
---------------------------------------------------------------
Payable for variation margin on futures contracts                         3,812
---------------------------------------------------------------
Dividends payable                                                       349,932
---------------------------------------------------------------
Accrued management fees                                                  29,126
--------------------------------------------------------------------------------
                                                                     18,694,856
--------------------------------------------------------------------------------

NET ASSETS                                                         $ 87,296,395
================================================================================

CAPITAL SHARES
--------------------------------------------------------------------------------
Outstanding (unlimited number of shares authorized)                   8,542,043
================================================================================

NET ASSET VALUE PER SHARE                                                $10.22
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid-in                                                     $85,495,380
---------------------------------------------------------------
Undistributed net realized gain on investment transactions              289,174
---------------------------------------------------------------
Net unrealized appreciation on investments                            1,511,841
--------------------------------------------------------------------------------
                                                                    $87,296,395
================================================================================

See Notes to Financial Statements.

------
16

Statement of Operations

PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)(1)
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Interest                                                             $1,678,667
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                         125,704
--------------------------------------------------------------
Directors' fees and expenses                                                619
--------------------------------------------------------------
Other expenses                                                               17
--------------------------------------------------------------------------------
                                                                        126,340
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                          1,552,327
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
--------------------------------------------------------------
Investment transactions                                                 340,644
--------------------------------------------------------------
Futures and swaps transactions                                          (54,569)
--------------------------------------------------------------------------------
                                                                        286,075
--------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
--------------------------------------------------------------
Investments                                                           1,557,242
--------------------------------------------------------------
Futures and swaps                                                       (46,122)
--------------------------------------------------------------------------------
                                                                      1,511,120
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                               1,797,195
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $3,349,522
================================================================================

(1) May 12, 2006 (fund inception) through September 30, 2006.

See Notes to Financial Statements.

------
17

Statement of Changes in Net Assets

PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)(1)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      2006
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                                        $ 1,552,327
----------------------------------------------------------------
Net realized gain (loss)                                                286,075
----------------------------------------------------------------
Change in net unrealized appreciation (depreciation)                  1,511,120
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       3,349,522
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                                           (1,548,507)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                                            92,251,641
----------------------------------------------------------------
Payments for shares redeemed                                         (6,756,261)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                                      85,495,380
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                87,296,395

NET ASSETS
--------------------------------------------------------------------------------
End of period                                                       $87,296,395
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                                  9,213,099
----------------------------------------------------------------
Redeemed                                                               (671,056)
--------------------------------------------------------------------------------
Net increase (decrease) in shares of the fund                         8,542,043
================================================================================

(1) May 12, 2006 (fund inception) through September 30, 2006.

See Notes to Financial Statements.

------
18

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. NT Diversified Bond Fund (NT Diversified Bond)
(the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to seek a high level of income by investing in non-money market debt securities. The fund is not permitted to invest in any securities issued by companies assigned by the Global
Industry Classification Standard to the tobacco industry. The fund incepted on
May 12, 2006. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New
York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to fair value a security such as: a security has been declared in default; or
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures and swaps transactions and unrealized appreciation (depreciation) on futures and swaps, respectively.

SWAP AGREEMENTS -- The fund may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Credit default swaps enable an investor to buy/sell protection against a

(continued)

------
19

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events. The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on futures and swaps. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the fund are declared daily and paid monthly. Distributions from net realized gains for the fund, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American
Century family of funds. The rates for the Investment Category Fee range from
0.2925% to 0.4100% and the rates for the Complex Fee range from 0.0500% to
0.1100%. The effective annual management fee for the period May 12, 2006 (fund inception) through September 30, 2006 was 0.42%.

(continued)

------
20

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC. The fund is wholly owned by American Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the funds for the purpose of exercising management or control.

JPMorgan Chase Bank is a custodian of the fund and a wholly owned subsidiary of
J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the period May 12, 2006 (fund inception) through September 30, 2006, totaled
$160,861,786, of which $134,930,061 represented U.S. Treasury and Agency obligations. Sales of investment securities, excluding short-term investments, for the period May 12, 2006 (fund inception) through September 30, 2006, totaled
$83,811,766, of which $80,446,984 represented U.S. Treasury and Agency obligations.

For the period May 12, 2006 (fund inception) through September 30, 2006, the fund incurred a purchase in kind of debt securities valued at $72,678,664. A purchase in kind occurs when a fund receives securities into its portfolio in lieu of cash as payment from a purchasing shareholder.

4. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Reclassifications between income and realized gain relate primarily to the character of paydown losses and interest on swap agreements.

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $103,609,071
================================================================================
Gross tax appreciation of investments                                $1,561,778
----------------------------------------------------------
Gross tax depreciation of investments                                    (4,536)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                   $1,557,242
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

5. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------
21

NT Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------
  Net Investment Income (Loss)(2)                                        0.20
----------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.22
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.42
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------------------
  From Net Investment Income                                            (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.22
================================================================================
  TOTAL RETURN(3)                                                        4.20%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.42%(4)
----------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets           5.05%(4)
----------------------------------------------------------------
Portfolio Turnover Rate                                                   124%
----------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $87,296
--------------------------------------------------------------------------------

(1) May 12, 2006 (fund inception) through September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
22

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

(continued)

------
23

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
24

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP US BROAD INVESTMENT-GRADE (USBIG) BOND INDEX is a
market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

------
25

Notes

------
26

Notes

------
27

Notes

------
28

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0611
SH-SAN-51673N

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Not applicable for semiannual report filings.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INVESTMENT TRUST

By:      /s/  William M. Lyons
         --------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    November 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         --------------------------------------
         Name:   William M. Lyons
         Title:  President
                 (principal executive officer)

Date:    November 28, 2006

By:      /s/  Robert J. Leach
         --------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    November 28, 2006